File No. 333-_______

As filed with the SEC on March 25, 2010
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __
Post-Effective Amendment No.  __
(Check appropriate box or boxes)

CALIFORNIA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

415-398-2727
(Area Code and Telephone Number)
44 Montgomery Street
Suite 2100
San Francisco, California 94104
(Address of Principal Executive Offices)

Stephen C. Rogers
44 Montgomery Street
Suite 2100
San Francisco, California 94104
(Name and Address of Agent for Service)

Please Send Copies of Communications to:

Timothy Johnson, Esq.
Reed Smith LLP
225 Fifth Avenue
Pittsburgh, PA 15222
412-288-1484

Acquisition of the assets of:

SM&R GROWTH FUND
SM&R EQUITY INCOME FUND
SM&R BALANCED FUND
SM&R GOVERNMENT BOND FUND
SM&R MONEY MARKET FUND

each a series of
SM&R INVESTMENTS, INC.
2450 South Shore Boulevard
Suite 400
League City, Texas 77573
Telephone No: (800) 231-4639

By and in exchange for shares of:

EQUITY INCOME FUND
U.S. GOVERNMENT SECURITIES FUND
THE UNITED STATES TREASURY TRUST

each a series of
CALIFORNIA INVESTMENT TRUST

Approximate Date of Proposed Public Offering: As soon as
practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A Shares, Class C Shares and Direct Shares, without par value, of Equity Income Fund, U.S. Government Securities Fund and The United Sates Treasury Trust

It is proposed that this filing will become effective
on April 27, 2010 pursuant to Rule 488.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund and SM&R Money Market Fund. Series of SM&R Investments, Inc.

PROSPECTUS/PROXY STATEMENT – PLEASE VOTE TODAY!
SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund and SM&R Money Market Fund (collectively, the “SM&R Funds”), each a series of SM&R Investments, Inc. (the “SM&R Registrant”), will hold a special meeting of shareholders on [June 11], 2010.  Please refer to the enclosed Prospectus/Proxy Statement, as well as the highlighted information below for further details on the proposals.  It is important for you to vote and we encourage you to do so.  We recommend that you read the Prospectus/Proxy Statement in its entirety; the information contained therein will help you decide on the relevant proposals.

Why am I being asked to vote?
Mutual funds are required to obtain shareholders’ votes for certain types of changes, like the proposal described here and in the accompanying Prospectus/Proxy Statement.  As a shareholder, you have a right to vote on these changes and we urge you to do so.  A prompt response will save the expense of additional follow-up mailings and solicitations.

What are the proposals?
The proposals are to reorganize the following SM&R Funds into the following series (collectively, the “Caltrust Funds”) of California Investment Trust (the “Caltrust Registrant”) (each a “Reorganization” and, collectively, the “Reorganizations”).

Acquired SM&R Fund	will be reorganized into	Acquiring Caltrust Fund
SM&R Growth Fund		Equity Income Fund
SM&R Equity Income Fund		Equity Income Fund
SM&R Balanced Fund		Equity Income Fund
SM&R Government Bond Fund		U.S. Government Securities Fund
SM&R Money Market Fund		The United States Treasury Trust

Who is CCM Partners?
CCM Partners, A California Limited Partnership (“CCM Partners”), is the investment adviser to the Caltrust Funds.  As of [Insert most recent month end], CCM Partners had $[Insert Amount] in mutual fund assets under management.

Why has the Board of Directors recommended that I vote in favor of the proposals?
•
The Board of Directors recommends you vote in favor of the proposal relating to the SM&R Fund in which you are a shareholder because it believes that the applicable Reorganization is in the best interest of such SM&R Fund’s shareholders.

•
The Board of Directors considered the fact that each Caltrust Fund has a similar investment objective, compatible investment strategy, and generally similar investment limitations as each corresponding SM&R Fund.  See “Summary-Comparison Of Investment Objectives, Policies and Risks” and “Summary-Investment Policies-Each SM&R Fund and Each Caltrust Fund” in this Prospectus/Proxy Statement.

Please see the section entitled “Summary-Reasons for the Proposed Reorganizations” in the Prospectus/Proxy Statement for more information.

How will the Reorganizations affect my investment?
•
The cash value of your investment will not change and you will not have to pay any sales charge in connection with the transfer of your assets to the applicable Caltrust Fund through the Reorganizations.

If you own shares in:	You will receive shares of:
SM&R Growth Fund	Equity Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class T Shares	Direct Shares
SM&R Equity Income Fund	Equity Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class T Shares	Direct Shares
SM&R Balanced Fund	Equity Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class T Shares	Direct Shares
SM&R Government Bond Fund	U.S. Government Securities Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class T Shares	Direct Shares
SM&R Money Market Fund	The United States Treasury Trust
All Shares	Direct Shares

•	Each Reorganization is expected to be a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

•
If you hold Class B shares, you will receive credit for the amount of time you held your shares for purposes of the contingent deferred sales charge holding period on any Class B Shares of the applicable Caltrust Fund that you receive through a  Reorganization.

When will the Reorganizations occur?
Assuming shareholder approval is obtained, the Reorganizations are currently expected to occur after the close of business on or about Friday, June 11 ,2010.

[TO BE FILED BY AMENDMENT]

Can I continue to make purchases into the SM&R Funds in which I am a shareholder?
Yes, you can make purchases into the SM&R Funds in which you are a shareholder until the close of business on [                      ] [      ], 2010, at which time the SM&R Funds will be closed to investments.

What should I do in connection with the Reorganizations?
Please vote your shares today. If the Reorganization for the SM&R Fund in which you are a shareholder is approved, your shares will automatically be exchanged for shares of the applicable Caltrust Fund. Please do not attempt to make the transfer into the applicable Caltrust Fund yourself.

How do I vote?
There are several ways in which you can cast your vote:

•	You may vote in person at the June 11, 2010 meeting, or by completing and returning the proxy card enclosed with this statement.

•	You may vote by telephone or through the internet. Please refer to your ballot for the appropriate toll-free telephone number and web address.

If you:
1.	Sign and return the proxy card without indicating a preference, your vote will be cast “for” the applicable proposal.
2.	Do not respond at all, we may contact you by telephone to request that you cast your vote.

[TO BE FILED BY AMENDMENT]

Whom do I call if I have questions about this Prospectus/Proxy Statement?
Please don’t hesitate to contact your Investment Professional or call us toll-free at [                      ].

After careful consideration, the Board of Directors has unanimously approved the proposals. The Board of Directors recommends that you read the enclosed materials carefully and vote FOR the proposal for the relevant SM&R Fund in which you are a shareholder.

SM&R INVESTMENTS, INC.

SM&R Growth Fund
SM&R Equity Income Fund
SM&R Balanced Fund
SM&R Government Bond Fund
SM&R Money Market Fund

2450 South Shore Boulevard, Suite 400
League City, Texas 77573

__, 2010

Dear Shareholder:

As a shareholder of one or more of the above-referenced series (each, an “SM&R Fund,” together the “SM&R Funds”) of SM&R Investments, Inc., you are being asked to vote on an Agreement and Plan of Reorganization with respect to your SM&R Fund.  The proposed Agreement and Plans of Reorganization for your SM&R Fund would allow the SM&R Fund to transfer all or substantially all of its assets in a reorganization that is expected to be tax-free under Section 368(a) of the Internal Revenue Code of 1986 to a certain corresponding portfolio (each, a “Caltrust Fund”) of California Investment Trust, in exchange for shares of the corresponding Caltrust Fund.  If the Agreement and Plan of Reorganization for your SM&R Fund is approved and consummated, you would no longer be a shareholder of the SM&R Fund, but you would become a shareholder of the corresponding Caltrust Fund.

The Board of Directors (the “SM&R Fund Board”) of the SM&R Funds determined that action should be taken with respect to the SM&R Funds.  In light of the small asset size of the SM&R Funds, the SM&R Fund Board believes (among other reasons) that on a long-term basis the SM&R Funds cannot continue to be competitive investment options.  The SM&R Funds have not been able to reach critical asset size or economies of scale.

After reviewing the prospects for growth in asset size, and certain other information, the SM&R Fund Board determined that the best course of action for the SM&R Funds was to enter into the proposed transactions with the Caltrust Funds.  Each SM&R Fund has similar investment objectives and invests in similar securities as its corresponding Caltrust Fund.

Although we are disappointed that the SM&R Funds have not grown sufficiently in size to allow them to continue to be competitive long-term investment vehicles, we believe that shareholders will be well served by the proposed reorganizations, which will allow them to continue their investment with similar funds.

Under the terms of the proposed reorganizations, neither you nor the SM&R Funds will pay any costs associated with effecting the reorganizations, except that certain SM&R Funds may bear portfolio transaction costs in connection with the sale of certain securities (and the purchase of replacement securities) in connection with the reorganizations as provided in the Agreements and Plans of Reorganizations.  All costs associated with the reorganizations will be shared between Securities Management and Research, Inc., the investment adviser to the SM&R Funds, and CCM Partners, A California Limited Partnership, the investment adviser to the Caltrust Funds.

After careful review, the SM&R Fund Board has unanimously approved the proposed reorganizations.  The SM&R Fund Board believes that each proposal set forth in the notice of meeting for the SM&R Funds is important and recommends that you read the enclosed materials carefully and then vote FOR the proposal relating to your SM&R Fund.  Please provide voting instructions for the proposal relating to your SM&R Fund by completing, dating and signing your proxy card, and mailing it to us today.

Thank you for your continued support and for allowing us to serve you.

Sincerely,

Michael W. McCroskey
President

SM&R GROWTH FUND
SM&R EQUITY INCOME FUND
SM&R BALANCED FUND
SM&R GOVERNMENT BOND FUND
SM&R MONEY MARKET FUND

each a series of
SM&R INVESTMENTS, INC.
2450 South Shore Boulevard
Suite 400
League City, Texas 77573
Telephone No: (281) 334-2469

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD June 11, 2010

A special meeting of the shareholders of each SM&R Fund listed above will be held at 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, at 9:00 a.m. (Central time), on June 11, 2010, for the following purposes:

1.
For shareholders of SM&R Growth Fund, to approve an Agreement and Plan of Reorganization pursuant to which Equity Income Fund, a series of California Investment Trust, would acquire all of the assets of SM&R Growth Fund in exchange for Class A Shares of Equity Income Fund to be distributed pro rata by SM&R Growth Fund to its shareholders of Class A Shares, for Class B Shares of Equity Income Fund to be distributed pro rata by SM&R Growth Fund to its shareholders of Class B Shares and for Direct Shares of Equity Income Fund to be distributed pro rata by SM&R Growth Fund to its shareholders of Class T Shares, in complete liquidation and termination of SM&R Growth Fund;

2.
For shareholders of SM&R Equity Income Fund, to approve an Agreement and Plan of Reorganization pursuant to which Equity Income Fund, a series of California Investment Trust, would acquire all of the assets of SM&R Equity Income Fund in exchange for Class A Shares of Equity Income Fund to be distributed pro rata by SM&R Equity Income Fund to its shareholders of Class A Shares, for Class B Shares of Equity Income Fund to be distributed pro rata by SM&R Equity Income Fund to its shareholders of Class B Shares and for Direct Shares of Equity Income Fund to be distributed pro rata by SM&R Equity Income Fund to its shareholders of Class T Shares, in complete liquidation and termination of SM&R Equity Income Fund;

3.
For shareholders of SM&R Balanced Fund, to approve an Agreement and Plan of Reorganization pursuant to which Equity Income Fund, a series of California Investment Trust, would acquire all of the assets of SM&R Balanced Fund in exchange for Class A Shares of Equity Income Fund to be distributed pro rata by SM&R Balanced Fund to its shareholders of Class A Shares, for Class B Shares of Equity Income Fund to be distributed pro rata by SM&R Balanced Fund to its shareholders of Class B Shares and for Direct Shares of Equity Income Fund to be distributed pro rata by SM&R Balanced Fund to its shareholders of Class T Shares, in complete liquidation and termination of SM&R Balanced Fund;

4.
For shareholders of SM&R Government Bond Fund, to approve an Agreement and Plan of Reorganization pursuant to which U.S. Government Securities Fund, a series of California Investment Trust, would acquire all of the assets of SM&R Government Bond Fund in exchange for Class A Shares of U.S. Government Securities Fund to be distributed pro rata by SM&R Government Bond Fund to its shareholders of Class A Shares, for Class B Shares of U.S. Government Securities Fund to be distributed pro rata by SM&R Government Bond Fund to its shareholders of Class B Shares and for Direct Shares of U.S. Government Securities Fund to be distributed pro rata by SM&R Government Bond Fund to its shareholders of Class T Shares, in complete liquidation and termination of SM&R Government Bond Fund; and

5.
For shareholders of SM&R Money Market Fund, to approve an Agreement and Plan of Reorganization pursuant to which The United States Treasury Trust, a series of California Investment Trust, would acquire all of the assets of SM&R Money Market Fund in exchange for Direct Shares of The United States Treasury Trust to be distributed pro rata by SM&R Money Market Fund to its shareholders, in complete liquidation and termination of SM&R Money Market Fund.

The Board of Directors has fixed April 27, 2010, as the record date for determination of shareholders entitled to vote at the special meeting.

By Order of the Board of Directors,

Teresa E. Axelson
Vice President and Secretary

April __, 2010

YOU CAN HELP AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

PROSPECTUS/PROXY STATEMENT

April___, 2010

Acquisition of the assets of:

SM&R GROWTH FUND
SM&R EQUITY INCOME FUND
SM&R BALANCED FUND
SM&R GOVERNMENT BOND FUND
SM&R MONEY MARKET FUND

each a series of
SM&R INVESTMENTS, INC.
2450 South Shore Boulevard
Suite 400
League City, Texas 77573
Telephone No: (800) 231-4639

By and in exchange for shares of:

EQUITY INCOME FUND
U.S. GOVERNMENT SECURITIES FUND
THE UNITED STATES TREASURY TRUST

each a series of
CALIFORNIA INVESTMENT TRUST
44 Montgomery Street
Suite 2100
San Francisco, California 94104
Telephone No: (415) 398-2727

This Prospectus/Proxy Statement describes the proposals for the reorganizations (each a “Reorganization” and together the “Reorganizations”) under the five separate Agreements and Plans of Reorganization (“Plans”), pursuant to which each series (each a “SM&R Fund” and together the “SM&R Funds”) of SM&R Investments, Inc. (the “SM&R Registrant”) as described in the chart below would transfer all their assets to a certain corresponding series (each a “Caltrust Fund” and together the “Caltrust Funds”) of California Investment Trust (the “Caltrust Registrant”) in exchange for shares and classes of the respective Caltrust Funds as set forth in the following chart.  For purposes of this Prospectus/Proxy Statement, the SM&R Funds and the Caltrust Funds may be referred to collectively, as the “Funds”.

SM&R Funds (Reorganizing Funds)	Caltrust Funds (Surviving Funds)
SM&R Growth Fund	Equity Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class T Shares	Direct Shares
SM&R Equity Income Fund	Equity Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class T Shares	Direct Shares
SM&R Balanced Fund	Equity Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class T Shares	Direct Shares
SM&R Government Bond Fund	U.S. Government Securities Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class T Shares	Direct Shares
SM&R Money Market Fund	The United States Treasury Trust
All Shares	Direct Shares

Shares of the respective Caltrust Funds will be distributed pro rata by each corresponding SM&R Fund to its shareholders in complete liquidation and dissolution of the SM&R Fund.  As a result of the Reorganizations, each owner of shares of a SM&R Fund will become the owner of shares of the corresponding Caltrust Fund having a total net asset value (“NAV”) equal to the total NAV of his or her holdings in the applicable SM&R Fund on the date of the Reorganizations (the “Closing Date”), subject to the following: at the time of Reorganizations, the value of the assets of each SM&R Fund will be determined in accordance with the corresponding Caltrust Fund’s valuation procedures (although it is not anticipated that the use of Caltrust Fund’s valuation procedures will result in a material revaluation of a SM&R Fund’s assets at the time of the Reorganizations). The separate Plans are substantially identical, except for the Plan for the Reorganization involving the SM&R Money Market Fund being reorganized into The United States Treasury Trust (which contains certain money market fund-specific provisions). A copy of a form of the Plans for the Reorganizations involving the following SM&R Funds is attached to this Prospectus/Proxy Statement as Annex A-1: SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund and the SM&R Government Bond Fund. A copy of the Plan for the Reorganization involving the SM&R Money Market Fund is attached to this Prospectus/Proxy Statement as Annex A-2.

If shareholders of a SM&R Fund fail to approve a Reorganization, such SM&R Fund will not be reorganized and the SM&R Fund Board will consider other alternatives for such SM&R Fund. No Reorganization is dependent upon the approval of another Reorganization.

For a comparison of the investment policies of the SM&R Funds and the Caltrust Funds, see “Summary-Comparison of Investment Objectives, Policies, and Risks.”  Information concerning shares of the Caltrust Funds, as compared to shares of the SM&R Funds, is included in this Prospectus/Proxy Statement in the sections entitled “Summary-Comparative Fee Tables” and “Information About the Reorganizations-Description of Caltrust Fund Shares and Capitalization.”

The Board of Directors of the SM&R Funds has fixed April 27, 2010, as the record date (the “Record Date”) for determination of shareholders owning Shares of the SM&R Funds.

This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Caltrust Funds that a prospective investor should know before voting on the Reorganizations.  This Prospectus/Proxy Statement is accompanied by the Direct Shares Prospectus of the Caltrust Funds, dated January 1, 2010, as well as the Class A Shares and Class B Shares Prospectus dated April 26 2010, both of which are incorporated herein by reference. The Statement of Additional Information (“SAI”) dated April __, 2010, relating to this Prospectus/Proxy Statement, contains additional information and has been filed by the Caltrust Registrant with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. In addition, each of the following documents is incorporated by reference (and is legally considered to be part of the Prospectus/Proxy Statement):

1. Prospectuses and SAI for the SM&R Fund’s Class A Shares, Class B Shares and Class T Shares dated December 31, 2009;

2. SAI for the Direct Shares of the Caltrust Funds dated January 1, 2010;

3. SAI for the Class A Shares and Class B Shares of the Caltrust Funds dated April 26, 2010;

4. An Annual Report of the SM&R Fund’s Class A Shares, Class B Shares and Class T Shares dated August 31, 2009; and

5. An Annual Report for the Caltrust Fund’s Direct Shares dated August 31, 2009. Since the Caltrust Fund’s Class A Shares and Class B Shares are newly created share classes, an Annual Report for the Class A Shares and Class B Shares is not currently available.

Copies of these materials and other information about the Caltrust Funds and the SM&R Funds may be obtained without charge by writing or calling the Caltrust Funds or the SM&R Funds at the addresses and telephone numbers shown on the previous pages.

You can copy and review information about the Funds at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090.  Reports and other information about the SM&R Funds and the Caltrust Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS
Page
SUMMARY	9
REASONS FOR THE PROPOSED REORGANIZATIONS	9
TAX CONSEQUENCES	13
DISTRIBUTIONS AND THE TREATMENT OF CAPITAL LOSS CARRYFORWARDS AND UNREALIZED LOSSES	13
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS	15
INVESTMENT POLICIES- EACH SM&R FUND AND EACH CALTRUST FUND	29
COMPARATIVE FEE TABLES	34
COMPARISON OF POTENTIAL RISKS AND REWARDS; PERFORMANCE INFORMATION	54
FINANCIAL HIGHLIGHTS	70
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	70
INVESTMENT ADVISERS	70
PORTFOLIO MANAGEMENT INFORMATION	71
ADVISORY FEES, SERVICE FEES, SHAREHOLDER FEES AND OTHER EXPENSES	73
PROCEDURES FOR PURCHASING, REDEEMING AND EXCHANGING SHARES	77
DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS	82
INFORMATION ABOUT THE REORGANIZATIONS	85
DESCRIPTION OF THE AGREEMENTS AND PLANS OF REORGANIZATION	85
BACKGROUND AND BOARD CONSIDERATIONS REGARDING THE PROPOSED REORGANIZATIONS	86
COST OF THE REORGANIZATIONS	87
DESCRIPTION OF THE CALTRUST FUNDS SHARE CLASSES AND CAPITALIZATION	88
FEDERAL INCOME TAX CONSEQUENCES	91
AGREEMENT BETWEEN THE SM&R ADVISER AND THE CALTRUST ADVISER	93
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS	95
INFORMATION ABOUT THE SM&R FUNDS AND THE CALTRUST FUNDS	101
WHERE TO FIND ADDITIONAL INFORMATION	101
ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING	101
PROXIES, QUORUM AND VOTING AT THE SPECIAL MEETING	102
SHARE OWNERSHIP OF THE FUNDS	104
INTERESTS OF CERTAIN PERSONS	107
OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY	107
(ANNEX A-1) FORM OF AGREEMENT AND PLAN OF REORGANIZATION	1
(ANNEX A-2) AGREEMENT AND PLAN OF REORGANIZATION (SM&R MONEY MARKET FUND)	15
(ANNEX B-1) FINANCIAL HIGHLIGHTS FOR SM&R GROWTH FUND	1
(ANNEX B-2) FINANCIAL HIGHLIGHTS FOR SM&R EQUITY INCOME FUND	3
(ANNEX B-3) FINANCIAL HIGHLIGHTS FOR SM&R BALANCED FUND	6
(ANNEX B-4) FINANCIAL HIGHLIGHTS FOR SM&R GOVERNMENT BOND FUND	9
(ANNEX B-5) FINANCIAL HIGHLIGHTS FOR MONEY MARKET FUND	13
(ANNEX B-6) FINANCIAL HIGHLIGHTS FOR EQUITY INCOME FUND	14

(ANNEX B-7) FINANCIAL HIGHLIGHTS FOR U.S. GOVERNMENT SECURITIES FUND	15
(ANNEX B-8) FINANCIAL HIGHLIGHTS FOR THE UNITED STATES TREASURY TRUST	16
(ANNEX C-1) MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE FOR EQUITY INCOME FUND	1
(ANNEX C-2) MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE FOR U.S. GOVERNMENT SECURITIES FUND	4

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement. A copy of the Forms of Agreements and Plans of Reorganization (the “Plans”) pursuant to which each reorganization (each a “Reorganization” and together the “Reorganization”) will be conducted are attached to this Prospectus/Proxy Statement as Annex A-l and Annex A-2.  A copy of a form of the Plans for the Reorganizations including the following SM&R Funds is attached to this Prospectus/Proxy Statement as Annex A-1: SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund and the SM&R Government Bond Fund. A copy of the Plan for the Reorganization including the SM&R Money Market Fund is attached to this Prospectus/Proxy Statement as Annex A-2.  The Financial Highlights for each of the SM&R Funds and each of the Caltrust Funds are attached to this Prospectus/Proxy Statement as Annex B-1 through Annex B-8. A copy of the Management’s Discussion of Fund Performance for Equity Income Fund and U.S. Government Securities Fund are attached to this Prospectus/Proxy Statement as Annex C-1 and Annex C-2, respectively.

For more complete information, please read the Prospectuses of the SM&R Funds and the Caltrust Funds.  For purposes of this Prospectus/Proxy Statement, the SM&R Funds and the Caltrust Funds may be referred to individually as a “Fund” and, collectively, as the “Funds.”  The Prospectuses for the Caltrust Funds accompany this Prospectus/Proxy Statement.

The investment adviser for the SM&R Funds is Securities Management and Research, Inc. (the “SM&R Adviser”) and the investment adviser for the Caltrust Funds is CCM Partners, A California Limited Partnership (the “Caltrust Adviser”).

REASONS FOR THE PROPOSED REORGANIZATIONS

The Board of Directors of the SM&R Registrant, including a majority of the Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act), has determined that participation in the Reorganizations is in the best interests of the SM&R Funds.  For purposes of this Prospectus/Proxy Statement, the Board of Directors of the SM&R Registrant is referred to as the “SM&R Fund Board.”

The Reorganizations are being proposed to shareholders of each SM&R Fund because, for financial and strategic reasons, the SM&R Adviser has determined to discontinue its sponsorship of the SM&R Funds, which are the subject of the Reorganizations. In reaching that conclusion, the SM&R Fund Board noted that, based on the small asset sizes of the SM&R Funds and their expected sales growth, the SM&R Funds are not expected to reach a size that will provide a reasonable expense ratio without continued subsidies from the SM&R Adviser. Accordingly, the SM&R Adviser has actively pursued alternatives that would allow shareholders of each applicable SM&R Fund to: (i) continue to pursue their investment objectives through a tax-free combination of the SM&R Funds’ assets with a Caltrust Fund; and (ii) invest in a combined fund with long-term growth prospects, which can potentially use increased asset size to achieve greater portfolio diversification, and spread relative fixed costs over a larger asset base.  Each SM&R Fund and its corresponding Caltrust Fund have similar objectives and invest in similar securities.  After extensive discussions between representatives of the SM&R Adviser and the Caltrust Adviser, the SM&R Adviser recommended to the SM&R Fund Board that it consider and approve the Reorganizations as being in the best interests of each of the SM&R Funds and their respective shareholders.  In recommending that the SM&R Fund Board consider and approve the Reorganizations, the SM&R Adviser noted among other things, the attributes of the Caltrust Fund, the Caltrust Adviser’s commitment to growing its fund business, the attractive fee and total expense profiles of the Caltrust Funds, and the long-term performance record of those funds.

The SM&R Funds’ shareholders will be receiving shares of the Caltrust Funds in Reorganizations that are intended to be tax-free reorganizations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  In the opinion of the SM&R Adviser, the Reorganizations would generally provide a more preferable tax result for shareholders as compared to liquidations of the SM&R Funds (which generally would result in taxable redemptions).  For additional information on the tax consequences of the Reorganizations, see the sections entitled “Summary-- Tax Consequences” and “Information About the Reorganizations-- Federal Income Tax Consequences” in this Prospectus/Proxy Statement.

The SM&R Adviser advised the SM&R Fund Board that the SM&R Funds and the Caltrust Funds would not bear any expenses associated with effecting and implementing the Reorganizations, and that all expenses associated with effecting and implementing the Reorganizations would be borne by the SM&R Adviser and the Caltrust Adviser as mutually agreed between them or their affiliates. The Caltrust Funds may bear expenses associated with Caltrust Fund Board Counsel and the qualification of the Caltrust Funds’ shares on an as incurred basis, and the Funds may incur transaction expenses associated with the purchase and/or sale of portfolio securities to the extent that any transition of portfolio securities is required in connection with the Reorganizations.  Prior to the Reorganizations being consummated, the SM&R Adviser may sell some of the securities from the SM&R Funds’ portfolios to better align the portfolios of the SM&R Funds and the Caltrust Funds. It is currently anticipated that approximately 14% of the assets of the SM&R Growth Fund, 25% of the assets of the SM&R Balanced Fund and 25% of the assets of the SM&R Equity Income Fund will be sold in anticipation of the Reorganizations. However, the estimated brokerage commissions relating to the dispositions of such securities and the acquisition of replacement securities is anticipated to be less than $9,000 for each of the Funds. Such dispositions and acquisitions will have no impact on the Funds’ yields. It is also currently anticipated that the combined Caltrust Equity Income Fund will trade approximately 14% of the combined portfolio with commission costs of less than $8,000.

In light of the above rationale and considerations, in considering the proposed Reorganizations, the SM&R Fund Board took into account a number of factors, including:

•
First, the SM&R Fund Board considered the fact that each Caltrust Fund has a similar investment objective, compatible investment strategy, and generally similar investment limitations as each corresponding SM&R Fund.  See “Summary-Comparison Of Investment Objectives, Policies and Risks and “Summary-Investment Policies-Each SM&R Fund and Each Caltrust Fund” in this Prospectus/Proxy Statement.”

•
Second, the SM&R Fund Board also considered that, while gross expenses for some of the Caltrust Funds may exceed those of the corresponding SM&R Funds in certain cases, after waivers, expenses of each of the Caltrust Funds are expected to be lower.  Certain waivers are voluntary, however, and may be cancelled at any time.  See “Summary-Comparative Fee Tables” in this Prospectus/Proxy Statement.

•
Third, the SM&R Fund Board also considered relative fund performance and generally noted that the long-term performance of the Caltrust Funds in a variety of market conditions suggested the viability of the Caltrust Funds from the perspective of long-term management results.  The SM&R Fund Board noted that, while the proposed Reorganization transactions as a whole appeared advantageous to each corresponding SM&R Fund and class, there were specific periods where the SM&R Funds out performed the Caltrust Funds.  Based on discussions with Caltrust Fund representatives, the SM&R Adviser advised the SM&R Fund Board that the Caltrust Funds’ performance was competitive.

•	Fourth, the SM&R Fund Board considered the qualifications and stability of the investment personnel for the Caltrust Funds and the management of the Caltrust Funds.

•
Fifth, the SM&R Fund Board noted that the Reorganization transactions were expected to be conducted on a tax-free basis and that the unrealized gains of the Funds involved indicated that it was not anticipated that the Reorganization transactions would result in a material change in the per-share levels of unrealized gains involved.

•
Sixth, the SM&R Fund Board noted that all fees and expenses incurred by the Funds as a direct result of the Reorganization transactions shall have been or, when due, will be paid in full by the SM&R Adviser, Caltrust Adviser, and/or their affiliates.  The SM&R Fund Board also considered the SM&R Adviser’s representation that none of the costs of the Reorganization transactions would be borne by SM&R Funds’ shareholders.

•
Seventh, the SM&R Fund Board noted that shareholders of each SM&R Fund would not pay a sales charge to acquire shares of each corresponding Caltrust Fund in connection with the Reorganizations.  Accordingly, holders of SM&R Fund Class B Shares will receive credit for the amount of time that they have held their SM&R Fund Class B Shares toward the CDSC holding period which such shareholder receives Class B Shares of the corresponding Caltrust Fund in the Reorganization.

•
Eighth, the SM&R Fund Board noted the Class B Shares of the Caltrust Funds will not be sold by the Caltrust Funds after the Closing Date unless the Caltrust Registrant determines otherwise in its sole discretion.

•	Ninth, the SM&R Fund Board considered that the SM&R Adviser may no longer continue to subsidize the SM&R Funds if the Reorganizations are not approved.

•
Tenth, the SM&R Fund Board was also informed that the SM&R Funds may stop accepting new investments, and purchasing portfolio securities, a few days prior to the Closing Date of the Reorganizations in order to facilitate the transfer of their portfolio securities to the Caltrust Funds as part of the Reorganizations.

The SM&R Fund Board has unanimously voted to recommend the approval of the Plans to holders of shares of the SM&R Funds.  Under the Plans, each Caltrust Fund would acquire all of the assets of each corresponding SM&R Fund in exchange for shares of the acquiring Caltrust Fund to be distributed pro rata by the SM&R Fund to its shareholders in complete liquidation and termination of the SM&R Fund.  As a result of the Reorganizations, each shareholder of a SM&R Fund will become the owner of shares of the corresponding Caltrust Fund having a total NAV equal to the total NAV of his or her holdings in the SM&R Fund on the date of the Reorganizations, i.e., the Closing Date, subject to the following: at the time of the Reorganizations, the value of the assets of each SM&R Fund will be determined in accordance with the corresponding Caltrust Fund’s valuation procedures (although it is not anticipated that the use of Caltrust Fund’s valuation procedures will result in a material revaluation of a SM&R Fund’s assets at the time of the Reorganizations).

Given the above factors, the SM&R Adviser has recommended to the SM&R Fund Board, and the SM&R Fund Board concluded, that when considering the totality of the factors, the Reorganizations are in the best interests of the shareholders of the SM&R Funds and that the dissolutions of the SM&R Funds are advisable.

Based on the foregoing, at its February 18, 2010 meeting, the SM&R Fund Board, including a majority of the directors who are not “interested persons” (“Independent Directors”), through an exercise of its business judgment, approved the Plans for the Reorganizations on behalf of the SM&R Funds and determined that the Reorganizations are in the best interest of the shareholders of the SM&R Funds and that the subsequent dissolutions of the SM&R Funds are advisable.  Accordingly, the SM&R Fund Board, including the Independent Directors, recommended that shareholders of the SM&R Funds approve the Plan and the Reorganization as contemplated thereby for their SM&R Fund.

The Caltrust Adviser also recommended the Reorganizations to the Caltrust Board primarily because, in the opinion of the Caltrust Adviser, the SM&R Funds’ shareholders will benefit from the increase in the Caltrust Fund’s assets resulting from the Reorganizations.  After the Reorganizations are consummated, as a result of the increase in assets, it is expected that the pro forma gross expenses would decrease as shown in the chart below.

	Caltrust Fund Total Annual Fund Gross Operating Expenses at August 31, 2009			Caltrust Fund Pro Forma Gross Operating Expenses
	Class A Shares	Class B Shares	Direct Shares	Class A Shares	Class B Shares	Direct Shares
Reorganization 1 (SM&R Growth Fund into Equity Income Fund)	1.22%	1.72%	0.97%	1.20%	1.70%	0.95%
Reorganization 2 (SM&R Equity Income Fund into Equity Income Fund)	1.22%	1.72%	0.97%	1.14%	1.64%	0.89%
Reorganization 3 (SM&R Balanced Fund into Equity Income Fund)	1.22%	1.72%	0.97%	1.20%	1.70%	0.95%
Reorganization 4 (SM&R Government Fund into U.S. Government Securities Fund)	1.11%	1.61%	0.86%	1.10%	1.60%	0.85%
Reorganization 5 (SM&R Money Market Fund into The United States Treasury Trust)	N/A	N/A	0.53%	N/A	N/A	0.53%

After the Reorganizations, it is anticipated that the Caltrust Funds’ portfolio will contain additional securities, and certain of these securities will likely be attractively priced relative to direct market alternatives. Given the shorter-term nature of certain other securities, it also is anticipated that the Caltrust Funds will likely have additional liquidity to pursue reinvestment opportunities. Based on these factors, although no guarantee can be provided, the Caltrust Board was also informed by the Caltrust Adviser that the increase in the Caltrust Funds’ assets may benefit the Caltrust Funds’ performance over time.  As of February 28, 2010, the SM&R Funds had approximately $233 million in total net assets and the Caltrust Funds had approximately $75 million in total net assets.  After considering a number of factors, including the opinion of the Caltrust Adviser and the factors identified in the preceding sentences, the Caltrust Adviser recommended to the Caltrust Board, and the Caltrust Board concluded, that when considering the totality of the factors, the Reorganizations are in the best interests of the shareholders of the Caltrust Funds.  Based on the foregoing, at the Caltrust Board’s meeting held on March 5, 2010, the Caltrust Board, including a majority of the trustees who are not “interested persons,” through an exercise of its business judgment, approved the Plan for the Reorganizations on behalf of the Caltrust Funds and determined that the Reorganizations are in the best interests of the shareholders of the Caltrust Funds.

TAX CONSEQUENCES

Tax-Free Reorganization under the Code

The Reorganizations are expected to qualify as tax-free reorganizations under the Code (i.e., Section 368(a) of the Code).  As a condition to the Reorganizations, the SM&R Funds and the Caltrust Funds will receive an opinion of counsel that each Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Code, so that no gain or loss will be recognized directly as a result of the Reorganizations by the SM&R Funds or the Caltrust Funds or the shareholders of the SM&R Funds.  The aggregate tax basis of a Caltrust Fund’s Class A Shares, Class B Shares and Direct Shares (as applicable) received by the shareholders of the SM&R Funds will be the same as the aggregate tax basis of their shares in the respective SM&R Fund.

Distributions and the Treatment of Capital Loss Carryforwards and Unrealized Losses
SM&R shareholders generally will not incur capital gains or losses on the exchange of their shares for shares of the Caltrust Funds as a result of the Reorganizations.  However, shareholders will be responsible for tax obligations associated with monthly, periodic or other dividend or capital gains distributions that occur prior to and after the Reorganizations.  For example, there would be taxes payable in connection with taxable distributions, if any, by the SM&R Funds immediately before the Closing Date.  These distributions may include capital gains realized on dispositions of portfolio securities in connection with the Reorganizations.  Prior to the Reorganizations being consummated, the SM&R Adviser may sell certain portfolio securities to better align the portfolios of the SM&R Funds with the corresponding Caltrust Fund.  It is anticipated that the SM&R Balanced Fund, SM&R Growth Fund and SM&R Equity Income Fund will dispose of approximately 1/3 of their securities prior to the Reorganizations in order to better align their portfolios with the Caltrust Funds.  This may cause the SM&R Funds to deviate from their stated investment objectives and strategies.  For more information on the disposition of certain portfolio securities, see the section entitled “Summary – Comparison of Investment Objectives, Policies, Limitations and Risks” in this Prospectus/Proxy Statement.  It is not anticipated these sales of portfolio securities will affect the expectation that the Reorganizations would qualify as tax-free Reorganizations under Section 368(a) of the Code.

The table below shows the estimated capital gains and the per share impact on the sale of the portfolio securities by the SM&R Funds listed below.  The table is based on the assumption that all of the SM&R Fund’s portfolio holdings as of February 28, 2010 are sold prior to the Closing Date.  The table is representative of market values as of February 28, 2010. Any brokerage charges associated with the disposition of portfolio securities by the SM&R Fund, prior to the Reorganizations, will be borne by that SM&R Fund.

		Long-Term Cap Gain/Loss Amount		Short-Term Cap Gain/Loss Amount
	Total Cap Gain/Loss	Long-Term Gain/Loss	Per Share	Short-Term Gain	Per Share
SM&R Growth Fund	Net Cap Gain: $48,885 Unrealized Depreciation: $(921,360)	Long Term Cap Loss: $(308,148) Unrealized Depreciation: $(921,360)	Long Term Cap Loss: $(0.02)/share Unrealized Appreciation/Depreciation: $(0.05)/share	Short Term Gain: $357,033	Short Term Cap Gain: $0.02/share
SM&R Equity Income Fund	Net Cap Loss: $(1,618,518) Unrealized Depreciation: $(2,471,745)	Long Term Cap Loss: $(1,618,518) Unrealized Depreciation: $(2,471,745)	Long Term Cap Loss: $(0.41)/share Unrealized Depreciation: $(0.63)/share	None	None
SM&R Balanced Fund	Net Cap Loss: $(67,594) Unrealized Depreciation: $(72,654)	Long Term Cap Loss: $(67,594) Unrealized Depreciation: $(72,654)	Long Term Cap Loss: $(0.05)/share Unrealized Depreciation: $(0.05)/share	None	None
SM&R Government Bond Fund	Net Cap Loss: $(5,135) Unrealized Appreciation: $1,406,183	Long Term Cap Loss: $(5,135) Unrealized Depreciation: $1,406,183	Long Term Cap Loss: $(0.00)/share Unrealized Appreciation: $0.55/share	None	None
SM&R Money Market Fund	None	None	None	None	None

Based upon projections as of February 28, 2010, each of the SM&R Funds included in the table below will have the following approximate capital loss carryforwards available for use.  It is anticipated that a portion of the capital loss carryforwards, to the extent not limited by the annual limitations, will be used to offset capital gains realized by the appropriate SM&R Fund between February 28, 2010 and the Closing Date. It is then anticipated that the remainder of the capital loss carryforwards will be transferred to the appropriate Caltrust Fund.  However, any such capital loss carryovers which are transferred to a Caltrust Fund will remain subject to the annual limitations and will not be available to offset any gains resulting from the pre-Reorganization appreciation of securities held in the Caltrust Fund portfolio as of the Closing Date.

	Taxable Year Ending	Capital Loss Carryforwards (expiration dates of the loss carryforwards are listed in parentheses)	Capital Loss Carryforwards Anticipated to be Used to Offset Capital Gains as of February 28, 2010	Capital Loss Carryforwards Anticipated to be Transferred to Caltrust Fund
SM&R Growth Fund	August 31, 2009	$5,196,609 (2017)	$(48,885)	$5,147,724
SM&R Equity Income Fund	August 31, 2009	$3,537,981 (2017)	None	$3,537,981 (2017)
SM&R Balanced Fund	August 31, 2009	$845,956 (2017)	None	$845,956 (2017)
SM&R Government Bond Fund	August 31, 2009	$167,397 (2014) $282,342 (2015) Total: $449,739	None	$167,397 (2014) $282,342 (2015) Total: $449,739
SM&R Money Market Fund	August 31, 2009	None	None	None

THE BOARD OF DIRECTORS OF THE SM&R FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” APPROVAL OF THE REORGANIZATIONS.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS

This section will help you compare the investment objectives, policies and risks of each SM&R Fund with the corresponding Caltrust Fund.  Please be aware that this is only a brief discussion.  More complete information may be found in the SM&R Funds’ and the Caltrust Funds’ prospectuses.  To avoid any possible confusion between the SM&R Equity Income Fund and the Equity Income Fund, which is a series of the Caltrust Funds, the following charts will refer to the Equity Income Fund as the “Caltrust Equity Income Fund”.

SM&R Growth Fund and Caltrust Equity Income Fund

SM&R Growth Fund	Caltrust Equity Income Fund
Principal Investment Objective Achieve long-term capital appreciation. Secondary objective None
Principal Investment Objective
Achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities.

Secondary objective
As a secondary objective, the Caltrust Equity Income Fund will also consider the potential for price appreciation when consistent with seeking current income.

Principal Investment Strategies
The SM&R Growth Fund normally invests at least 80% of its assets in common stock.  In selecting stocks, the SM&R Adviser:
•    chooses stocks of financially sound companies that have a proven ability to make and sustain a profit over time; and
•     places an emphasis on companies with growth potential.

The SM&R Adviser identifies candidate stock investments based on (1) low equity valuation or low relative equity valuation and (2) improving earnings.  The SM&R Adviser evaluates each candidate stock on a fundamental basis by examining past and expected financial performance, managerial skill and foresight, and relative valuation to industry peers and the market as a whole.

The SM&R Growth Fund generally purchases a higher proportion of stocks (relative to their market weight) from those sectors of the market with higher growth prospects, referred to as “sector overweighting.”  Examples of sectors with higher growth prospects currently include technology, healthcare, and industrials.

On the other hand, the portfolio generally purchases a smaller proportion of stocks (relative to their market weight) from sectors of the market with below average growth characteristics (for example, basic materials), referred to as “sector underweighting.”  The SM&R Adviser generally believes in never having less than half or more than double the market weighting in any one sector.  As a result of such strategic overweighting and underweighting, the SM&R Growth Fund’s performance may differ substantially from broad market indexes like the S&P 500 and tend to incur more price volatility than these indexes.

Principal Investment Strategies
In order to meet the investment goal, the Caltrust Equity Income Fund invests primarily in securities, which generate a relatively high level of dividend income and have potential for capital appreciation.  These securities will generally be stocks of medium and large U.S. corporations.  It is the Caltrust Equity Income Fund’s policy that under normal market conditions it will invest at least 80% of its total assets in stocks.

The Caltrust Equity Income Fund invests primarily in value stocks and stocks that, in the opinion of the Caltrust Adviser, have attractive yield and/or capital appreciation opportunities. “Value stock” is a generic term and has many definitions in the market place. Generally, it is used to describe a stock that an investor considers to have a low price relative to other stocks. Among others, common characteristics of a value stock may include a high dividend yield, low price earnings ratio and/or low price-to-book ratio relative to a specific market index or another stock.

Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Caltrust Equity Income Fund may maintain a reasonable position in high-quality, short-term debt securities and money market instruments to meet redemption requests and other liquidity needs.

The Caltrust Equity Income Fund will invest in futures contracts when the Caltrust Adviser wishes to remain fully invested in the market.  Utilizing futures allows the Caltrust Adviser to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Primary Differences. The primary differences between the SM&R Growth Fund and the Caltrust Equity Income Fund are:

(1) The Caltrust Equity Income Fund may maintain a reasonable position in high-quality, short-term debt securities and money market instruments to meet redemption requests and other liquidity needs. The SM&R Growth Fund does not participate in these types of investments to reach its investment objective.

(2) The Caltrust Equity Income Fund will invest in futures contracts when the Caltrust Adviser wishes to remain fully invested in the market.  Utilizing futures allows the Caltrust Equity Income Fund to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs. The SM&R Growth Fund does not invest in futures contracts.

(3) The Caltrust Equity Income Fund invests in value stocks to a greater extent than the SM&R Growth Fund.

(4) The SM&R Growth Fund generally believes in never having less than half or more than double the market weighting in any one sector.

Because the Caltrust Equity Income Fund and the SM&R Growth Fund have compatible investment strategies, the principal risks of the Caltrust  Equity Income Fund and the SM&R Growth Fund are similar. However, the manner in which the risks are described may be different.  All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes certain of the more significant risk factors relating to each Fund as described in the Funds’ prospectuses.

Stock Market Risks. The stock market goes up and down every day.  As with any investment whose performance is linked to these markets, the value of an investment in the Funds will change.  During a declining stock market, an investment in either Fund would lose money.

Economic and Political Events Risks.  The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years).  Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Large and Medium-Sized Company Risks. The Funds invest in large and medium-sized companies from many sectors.  In doing so, the Funds are not as sensitive to the movements of a single company’s stock or a single economic sector.

Investment Style Risks. The investment decisions of the SM&R Adviser and the Caltrust Adviser (such as sector weighting and individual stock selection) could fail to achieve the desired results.

The following highlights certain additional risks described in the Caltrust Equity Income Fund prospectus.

Value Investing Risks. During periods where investment alternatives such as growth stocks, small cap stocks, bonds and money market instruments out-perform value stocks, the performance of the Caltrust Equity Income Fund may underperform other mutual funds that invest in these alternatives.

Sector Risks. At times the Caltrust Equity Income Fund may hold a concentrated position in the banking and financial sector, therefore the Fund’s performance may be significantly impacted by the performance of this sector.

Futures Contracts Risks. The Caltrust Equity Income Fund may invest in futures contracts to the extent that it holds cash in the portfolio.  If the futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

Lending Portfolio Securities Risks. Some mutual funds are able to lend portfolio securities in order to offset expenses.  The Caltrust Equity Income Fund has never engaged in this strategy, however, in the event that it did, there is a risk that the practice could negatively impact the net assets value of the Fund.

Stock Futures Risks.  Losses involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Fund.  In an effort to minimize this risk, the Caltrust  Equity Income Fund will not use futures for speculative purposes or as leverage.  It is the Caltrust Equity Income Fund’s policy to hold cash deposits equal or greater than the total market value of any futures position.  The value of all futures and options contracts in which the Caltrust Equity Income Fund acquires an interest will not exceed 20% of current total assets.

The following highlights certain additional risks disclosed in the SM&R Growth Fund’s prospectus.

Growth Stock Risks. Growth stocks can have relatively wide price swings as a result of the high valuations they carry.

SM&R Equity Income Fund and Caltrust  Equity Income Fund

SM&R Equity Income Fund	Caltrust Equity Income Fund
Principal Investment Objective Achieve current income. Secondary objective With a secondary objective of long-term capital appreciation.
Principal Investment Objective
Achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities.

Secondary objective
As a secondary objective, the Caltrust Equity Income Fund will also consider the potential for price appreciation when consistent with seeking current income.

Principal Investment Strategies
Pursuant to a policy adopted by the SM&R Equity Income Fund, the SM&R Adviser normally invests at least 80% of the SM&R Equity Income Fund’s assets in common stocks (primarily income producing).  This policy may not be changed without providing shareholders with at least sixty (60) days prior notice.  SM&R Equity Income Fund may also invest in preferred stocks and investment grade debt securities (such as publicly traded corporate bonds, debentures, notes, commercial paper, repurchase agreements, and certificates of deposit in domestic banks and savings institutions having as least $1 billion of total assets).  Corporate debt obligations purchased by the Fund will be rated either Baa or better by Moody’s or BBB or better by S&P.  Commercial paper and notes will consist only of direct obligations of corporations whose bonds and/or debentures are rated as set forth above.

The fixed income portion of the SM&R Equity Income Fund will generally invest in medium and long-term securities.  The average maturity for the fixed income portion generally is expected to be in the six to fifteen year range (some securities may have a longer or shorter maturity).  The average portfolio maturity may be shorter when management anticipates that interest rates will increase, and longer when management anticipates interest rates will decrease.

In selecting common and preferred stocks, the fund focuses on companies with consistent and increasing dividend payment histories and future earnings potential sufficient to continue such dividend payments.  SM&R Equity Income Fund’s goal is to

Principal Investment Strategies
In order to meet the investment goal, the Caltrust Equity Income Fund invests primarily in securities, which generate a relatively high level of dividend income and have potential for capital appreciation.  These securities will generally be stocks of medium and large U.S. corporations.  It is the Caltrust Equity Income Fund’s policy that under normal market conditions it will invest at least 80% of its total assets in stocks.

The Caltrust Equity Income Fund invests primarily in value stocks and stocks that, in the opinion of the Caltrust Adviser, have attractive yield and/or capital appreciation opportunities. “Value stock” is a generic term and has many definitions in the market place. Generally, it is used to describe a stock that an investor considers to have a low price relative to other stocks. Among others, common characteristics of a value stock may include a high dividend yield, low price earnings ratio and/or low price-to-book ratio relative to a specific market index or another stock.

Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Caltrust Equity Income Fund may maintain a reasonable position in high-quality, short-term debt securities and money market instruments to meet redemption requests and other liquidity needs.

The Caltrust Equity Income Fund will invest in futures contracts when the Caltrust Adviser wishes to remain fully invested in the market.  Utilizing futures allows the Caltrust Adviser to maintain a high percentage of the portfolio in the market while maintaining cash for

SM&R Equity Income Fund	Caltrust Equity Income Fund
maintain a portfolio dividend yield (before fees and expenses) greater than that of the S&P 500 Index.

The SM&R Adviser identifies candidate stock investments based on (1) low equity valuation and (2) improving earnings.  Then, the SM&R Adviser evaluates each candidate stock on a fundamental basis by examining past and expected financial performance, managerial skill and foresight, and relative valuation to industry peers and the market as a whole.

The SM&R Equity Income Fund generally purchases a higher proportion of stocks (relative to their market weight) from those sectors of the market with greater dividend prospects, referred to as “overweighting.”  On the other hand, the fund generally purchases a smaller proportion of stocks (relative to their market weight) from sectors of the market with below average dividend yields, referred to as “underweighting.”  As a result of such strategic overweighting and underweighting, the SM&R Equity Income Fund’s performance may differ substantially from broad market indexes like the S&P 500.
liquidity needs.

Primary Differences. The primary differences between the SM&R Equity Income Fund and the Caltrust Equity Income Fund are:

(1) The Caltrust Equity Income Fund may maintain a reasonable position in high-quality, short-term debt securities and money market instruments to meet redemption requests and other liquidity needs. The SM&R Equity Income Fund does not participate in these types of investments to reach it investment objective.

(2) The Caltrust Equity Income Fund will invest in futures contracts when the Caltrust Adviser wishes to remain fully invested in the market.  Utilizing futures allows the Equity Income Fund to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs. The SM&R Equity Income Fund does not invest in futures contracts.

(3) The Caltrust Equity Income Fund invests in value stocks to a greater extent then the SM&R Equity Income Fund.

(4) The SM&R Equity Income Fund’s policy regarding normally investing at least 80% of the SM&R Equity Income Fund’s assets in common stocks cannot be changed without providing shareholders with at least sixty (60) days notice. The Caltrust Equity Income Fund also has an 80% policy, but is not required to notify shareholders before changing the policy.

(5) The SM&R Equity Income Fund may also invest in preferred stocks and investment grade debt securities (such as publicly traded corporate bonds, debentures, notes, commercial paper, repurchase agreements, and certificates of deposit in domestic banks and savings institutions having as least $1 billion of total assets). The Caltrust Equity Income Fund does not invest in preferred stocks or investment grade debt securities.

Because the Caltrust Equity Income Fund and the SM&R Equity Income Fund have substantially similar investment strategies, the principal risks of the Caltrust Equity Income Fund and the SM&R Equity Income Fund are similar. However, the manner in which the risks are described may be different. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes certain of the more significant risk factors relating to each Fund as described in the Funds’ prospectuses.

Stock Market Risks. The stock market goes up and down every day.  As with any investment whose performance is linked to these markets, the value of an investment in the Funds will change.  During a declining stock market, an investment in either Fund would lose money.

Economic and Political Events Risks.  The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years).  Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Large and Medium-Sized Company Risks. The Fund invests in large and medium-sized companies from many sectors.  In doing so, the Funds are not as sensitive to the movements of a single company’s stock or a single economic sector.

Investment Style Risks. The investment decisions of the SM&R Adviser and the Caltrust Adviser (such as sector weighting and individual stock selection) could fail to achieve the desired results.

The following highlights certain additional risks disclosed in the Caltrust Equity Income Fund prospectus.

Value Investing Risks. During periods where investment alternatives such as growth stocks, small cap stocks, bonds and money market instruments out-perform value stocks, the performance of the Caltrust Equity Income Fund may underperform other mutual funds that invest in these alternatives.

Sector Risks. At times the Caltrust Equity Income Fund may hold a concentrated position in the banking and financial sector, therefore the Fund’s performance may be significantly impacted by the performance of this sector.

Futures Contracts Risks. The Caltrust Equity Income Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If the futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

Lending Portfolio Securities Risks. Some mutual funds are able to lend portfolio securities in order to offset expenses. The Caltrust Equity Income Fund has never engaged in this strategy, however, in the event that it did, there is a risk that he practice could negatively impact the net assets value of the Fund.

Stock Futures Risks.  Losses involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Fund.  In an effort to minimize this risk, the Caltrust Equity Income Fund will not use futures for speculative purposes or as leverage.  It is the Caltrust Equity Income Fund’s policy to hold cash deposits equal or greater than the total market value of any futures position.  The value of all futures and options contracts in which the Caltrust Equity Income Fund acquires an interest will not exceed 20% of current total assets.

The following highlights certain additional risks described in the SM&R Equity Income Fund’s prospectus.

Growth Stock Risks. Growth stocks can have relatively wide price swings as a result of the high valuations they carry.

Interest Rate Risks and Maturity Risk. Interest rates could rise, causing a decline in the market value of debt securities (interest rate risk).  This risk will increase as average portfolio securities maturities increase (maturity risk).

Credit Risks. Issuers of debt obligations could default or be unable to pay amounts due.

Liquidity Risks. Liquidity risk is the risk that certain securities or other investments may be difficult or impossible to sell at the time the Fund would like to sell them or at the price the fund values them. The Fund may have to sell at a lower price, sell other securities instead, or forego an investment opportunity.

SM&R Balanced Fund and Caltrust Equity Income Fund

SM&R Balanced Fund	Caltrust Equity Income Fund
Principal Investment Objective The SM&R Balanced Fund seeks to conserve principal, produce current income, and achieve long-term capital appreciation. Secondary objective None
Principal Investment Objective
Achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities.

Secondary objective
As a secondary objective, the Caltrust Equity Income Fund will also consider the potential for price appreciation when consistent with seeking current income.

Principal Investment Strategies
The SM&R Adviser uses a “balanced” approach by investing part of the assets in common stocks and the remainder in a combination of U.S. Government bonds, investment-grade corporate bonds, collateralized mortgage obligations, mortgage-backed securities, convertible bonds, cash, and money market instruments.  The proportion invested in stocks, bonds and money market instruments changes in response to changing economic conditions.  This flexibility may help to reduce price volatility.

The SM&R Adviser will generally select stocks based on certain growth and value considerations.  A growth stock would include the stock of a company whose underlying earnings growth rate is greater than the market.  An example of a value stock would be one whose stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share.  The stocks in the SM&R Balanced Fund are diversified and are selected based upon two models.  One model is based on profitability measurements, and the other model is based on the corporation’s return on invested cash. The  SM&R Adviser then evaluates each candidate stock on a fundamental basis by examining past and expected financial performance, managerial skill and foresight, and relative valuation to industry peers and the market as a whole.

The bonds, meanwhile, may serve as a stabilizing force during times of eroding stock market value, as well as provide a fixed income payment stream.  The SM&R Balanced Fund invests at least 25% of its assets in fixed income securities, all of which are rated BBB or better (investment grade).  The fixed income portion of the SM&R Balanced Fund will generally invest in medium and long-term securities.  The average maturity for the fixed income portion generally is expected to be in the six to fifteen year range (some securities may have a longer or shorter maturity).  The average portfolio maturity may be shorter when

Principal Investment Strategies
In order to meet the investment goal, the Caltrust Equity Income Fund invests primarily in securities, which generate a relatively high level of dividend income and have potential for capital appreciation.  These securities will generally be stocks of medium and large U.S. corporations.  It is the Caltrust Equity Income Fund’s policy that under normal market conditions it will invest at least 80% of its total assets in stocks.

The Caltrust Equity Income Fund invests primarily in value stocks and stocks that, in the opinion of the Caltrust Adviser, have attractive yield and/or capital appreciation opportunities. “Value stock” is a generic term and has many definitions in the market place. Generally, it is used to describe a stock that an investor considers to have a low price relative to other stocks. Among others, common characteristics of a value stock may include a high dividend yield, low price earnings ratio and/or low price-to-book ratio relative to a specific market index or another stock .

Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Caltrust Equity Income Fund may maintain a reasonable position in high-quality, short-term debt securities and money market instruments to meet redemption requests and other liquidity needs.

The Caltrust Equity Income Fund will invest in futures contracts when the Caltrust Adviser wishes to remain fully invested in the market.  Utilizing futures allows the Caltrust Adviser to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

SM&R Balanced Fund	Caltrust Equity Income Fund
management anticipates that interest rates will increase, and longer when management anticipates interest rates will decrease.  Corporate debt obligations purchased by the SM&R Balanced Fund will consist only of obligations rated either Baa or better by Mood’s of BBB or better by S&P.  Commercial paper and notes will consist only of direct obligations of corporations whose bonds and/or debentures are rated as set forth above.  The SM&R Balanced Fund may also invest in repurchase agreements.

The SM&R Balanced Fund will sometimes be more heavily invested in equity securities, and at other times it will be more heavily invested in fixed-income securities.  The SM&R Adviser, through an ongoing program of asset allocation, will determine the appropriate level of equity and debt holdings consistent with the SM&R Adviser’s outlook and evaluation of trends in the economy and the financial markets.

Primary Differences. The primary differences between the SM&R Balanced Fund and the Equity Income Fund are:

(1) The Caltrust Equity Income Fund will invest in futures contracts when the Caltrust Adviser wishes to remain fully invested in the market.  Utilizing futures allows the Caltrust Equity Income Fund to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs. The SM&R Balanced Fund does not invest in futures contracts.

(2) The SM&R Balanced Fund invests in growth and value stocks while the Caltrust Equity Income Fund invests primarily in value stocks.

(3) The SM&R Balanced Fund will invest at least 25% of its assets in fixed income securities. The Caltrust Equity Income Fund does not invest in fixed income securities. To the extent the SM&R Balanced Fund invests in fixed income securities, it faces less stock market risk than the Caltrust Equity Income Fund. While the Caltrust Equity Income Fund is permitted to invest in fixed income securities, it does not do so to the same extent as the SM&R Balanced Fund and therefore it has less exposure to interest rate risk, income risk and credit risk than the SM&R Balanced Fund.

Because the Caltrust Equity Income Fund and the SM&R Balanced Fund have substantially similar investment strategies, the principal risks of the Caltrust Equity Income Fund are substantially the same as those of the SM&R Balanced Fund. However, the manner in which the risks are described may be different.  All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes certain of the more significant risk factors relating to each Fund as described in the Funds’ prospectuses.

Stock Market Risks. The stock market goes up and down every day.  As with any investment whose performance is linked to these markets, the value of an investment in the Funds will change.  During a declining stock market, an investment in either Fund would lose money.

Economic and Political Events Risks.  The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years).  Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Investment Style Risks. The investment decisions of the SM&R Adviser and the Caltrust Adviser (such as sector weighting and individual stock selection) could fail to achieve the desired results.

Value Investing Risks. However, during periods where investment alternatives such as growth stocks, small cap stocks, bonds and money market instruments out-perform value stocks, the performance of the Funds may underperform other mutual funds that invest in these alternatives. Because the SM&R Balanced Fund invests in growth stocks in addition to value stocks, it is subject to this risk to a lesser extent than the Caltrust Equity Income Fund.

The following  highlights certain additional risks disclosed in the Caltrust Equity Income Fund’s prospectus.

Sector Risk. At times the Caltrust Equity Income Fund may hold a concentrated position in the banking and financial sector, therefore the Fund’s performance may be significantly impacted by the performance of this sector.

Large and Medium-Sized Company Risks. The Funds invests in large and medium-sized companies from many sectors.  In doing so, the Funds are not as sensitive to the movements of a single company’s stock or a single economic sector.

Futures Contracts Risks. The Caltrust Equity Income Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

Lending Portfolio Securities Risks. Some mutual funds are able to lend portfolio securities in order to offset expenses.  The Caltrust Equity Income Fund has never engaged in this strategy, however, in the event that it did, there is a risk that he practice could negatively impact the net assets value of the Fund.

Stock Futures Risks.  Losses involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Fund.  In an effort to minimize this risk, the Caltrust Equity Income Fund will not use futures for speculative purposes or as leverage.  It is the Caltrust Equity Income Fund’s policy to hold cash deposits equal or greater than the total market value of any futures position.  The value of all futures and options contracts in which the Caltrust Equity Income Fund acquires an interest will not exceed 20% of current total assets.

The following is designed to highlight some of the additional risks disclosed in the SM&R Balanced Fund’s prospectus.

Growth Stock Risks. Growth stocks can have relatively wide price swings as a result of the high valuations they carry.

Interest Rate and Income Risks. Interest rates could rise, causing a decline in the market value of debt securities. Additionally, the income you receive from the portfolio is based primarily on interest rates, which can vary widely over the short- and long-term.  If interest rates drop, your income from the portfolio may drop as well.

Credit Risks. Issuers of debt obligations could default or be unable to pay amounts due.

Liquidity Risks. Liquidity risk is the risk that certain securities or other investments may be difficult or impossible to sell at the time the Fund would like to sell them or at the price the fund values them. The Fund may have to sell at a lower price, sell other securities instead, or forego an investment opportunity.

SM&R Government Bond Fund and U.S. Government Securities Fund

SM&R Government Bond Fund	U.S. Government Securities Fund
Principal Investment Objective Seek to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks.
Principal Investment Objective
Seek liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates (“GNMA”).

Principal Investment Strategies
Pursuant to a policy adopted by the SM&R Government Fund, the SM&R Advisor normally invests at least 80% of the SM&R Government Bond Fund’s assets in bonds issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.  These may include Treasuries and mortgage-backed securities, such as Ginnie Maes (issued by the Government National Mortgage Association), Freddie Macs (issued by the Federal Home Loan Mortgage Corporation), and Fannie Maes (issued by the Federal National Mortgage Association).  This policy may not be changed without providing shareholders with at lease sixty (60) days prior notice.

The SM&R Government Bond Fund generally invests primarily in medium and long term securities.  The weighted average portfolio maturity generally is expected to be in the six to fifteen year range (some securities may have longer or shorter maturities).  The average portfolio maturity may be shorter when management anticipates that interest rates will increase, and longer when management anticipates that interest rates will decrease.

Securities issued by most U.S. Government agencies and instrumentalities are neither guaranteed by the United States Treasury nor supported by the full faith and credit of the U.S. Government.  These include securities issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association.  In most cases, these kinds of securities are supported only by the credit of the issuing agency, standing alone.  Securities issued by the U.S. Treasury and a small number of U.S. Government agencies, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government.

Principal Investment Strategies
The U.S. Government Securities Fund invests primarily in high-quality bonds whose interest is guaranteed by the full faith and credit of the United States government and its agencies or instrumentalities.

The Caltrust Adviser selects securities that it believes will provide the best balance between risk and return within the U.S. Government Securities Fund’s range of allowable investments.  Generally, the Caltrust Adviser selects a balance between treasury bonds and GNMA securities in an attempt to maximize the overall performance of the U.S. Government Securities Fund.  In managing the portfolio, a number of factors are considered including general market and economic conditions and their likely effects on the level and term-structure of interest rates, yield spreads, and mortgage prepayment rates on GNMA pass-through securities.  While income is the most important part of return over time, the total return for a bond fund includes both income and price losses and gains.  Under normal market conditions, it is the U.S. Government Securities Fund’s policy to invest at least 80% of its total assets in securities issued by the U.S. government and its agencies or instrumentalities, but as a general rule the percentage will be much higher.

Primary Differences. The primary differences between the SM&R Government Bond Fund and the U.S. Government Securities Fund are:

(1) The SM&R Government Bond Fund’s policy regarding normally investing at least 80% of the SM&R Government Bond Fund’s assets in bonds issued or guaranteed by the U.S. Government, its agencies, or instrumentalities cannot be changes without providing shareholders with at least sixty (60) days notice. The U.S. Government Securities Fund also has an 80% policy, but is not required to notify shareholders before changing the policy.

Because the U.S. Government Securities Fund has a substantially similar investment strategy to that of the SM&R Government Bond Fund, the principal risks of the U.S. Government Securities Fund are substantially the same as those of the SM&R Government Bond Fund. However, the manner in which the risks are described may be different.  All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes certain of the more significant risk factors relating to each Fund as described in the Funds’ prospectuses.

Interest Rate Risk. The primary risk of both Funds is that overall bond prices will decline over short and long-term periods due to rising interest rates.  This risk will increase as average maturities increase.

Income Risk. Declining interest rates will reduce the amount of income paid by either Fund over long periods of time.

Call Risk. During declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond’s maturity date.  This would force the Funds to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Funds.

Prepayment Risk. Prepayment risk is similar to call risk.  In the case of GNMA securities, payments to the Funds are based on payments from the underlying mortgages.  During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities.  This would reduce the income generated from the portfolio.

Investment Style/Manager Risk.  There is a chance that poor security selection will cause the Funds to underperform other mutual funds with similar investment objectives.

Global Demand Risk. The worldwide demand for U.S. Government securities could fall.

The following additional risk is disclosed in the SM&R Government Bond Fund’s prospectus.

Credit Risk.  Debt obligations not issued or guaranteed by the U.S. Government, its agencies or instrumentalities could be downgraded in credit rating or go into default.

SM&R Money Market Fund and The United States Treasury Trust

SM&R Money Market Fund	The United States Treasury Trust
Principal Investment Objective Seek the highest current income consistent with the stability of principal and maintenance of liquidity.
Principal Investment Objective
Seek capital preservation, safety, liquidity, and, consistent with these objectives, the highest attainable current income exempt from state income taxes.  The United States Treasury Trust will invest its assets only in short-term U.S. Treasury securities and its income will be exempt from California (and most other states) personal income taxes.

Principal Investment Strategies
The SM&R Money Market Fund seeks to achieve its objective by investing in high-quality short-term money market instruments, including the following types of debt obligations:  (1) U.S. Government obligations, which are securities issued or guaranteed by the U.S. Government or by its agencies and instrumentalities; (2) certificates of deposit, which are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return; (3) banker’s acceptances, which are short-term instruments issued by banks, generally for the purpose of financing imports or exports; (4) commercial paper, which is short-term unsecured promissory notes issued by corporations to finance short-term credit needs; (5) collateralized mortgage obligations, which are debt obligations collateralized by a portfolio or mortgages, mortgage-backed securities, or U.S. Government securities; and (6) corporate bonds and notes.  The SM&R Money Market Fund limits its investments to those short-term securities that it determines present minimal credit risk and that are rated in the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations.

Principal Investment Strategies
The United States Treasury Trust primarily invests its assets in high-quality, short-term Treasury bills whose interest is guaranteed by the full faith and credit of the United States government. The United States Treasury Trust generally buys only securities that mature in 397 days or less. The United States Treasury Trust’s weighted average maturity will generally be less than 90 days.  Under normal market conditions, it is  The United States Treasury Trust’s policy to invest at least 80% of its total assets in securities issued by the U.S. government, but as a general rule the percentage is much higher.

The Caltrust Adviser selects securities that it believes will attain the highest possible yield and maintain the $1.00 per share price.  The Caltrust Adviser generally purchases only U.S. Treasury bills, notes and bonds, but may invest in other securities from time to time.

Both the SM&R Money Market Fund and The United States Treasury Trust are money market mutual funds that are subject to Rule 2a-7 under the 1940 Act, the regulation which governs money market mutual funds.  On February 23, 2010, the SEC published amendments to Rule 2a-7 that are intended to tighten certain risk-limiting requirements/conditions of Rule 2a-7 by, among other things, requiring money market mutual funds (including the SM&R Money Market Fund and The United States Treasury Trust) to maintain a portion of their portfolios in instruments that can be readily converted to cash, reducing the maximum weighted average maturity of portfolio holdings, and improving the quality of portfolio securities.  These amendments to Rule 2a-7 are effective May 5, 2010, and the dates by which money market mutual funds (including the SM&R Money Market Fund and The United States Treasury Trust) are required to comply with these amendments are staggered over a period from May 5, 2010, through October 31, 2011.

For example, under these amendments to Rule 2a-7, by May 28, 2010, among certain other requirements: (1) each applicable money market fund must hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of such Fund’s redemption obligations under the 1940 Act and any commitments such Fund has made to shareholders; (2) each applicable money market fund would be prohibited from acquiring any illiquid security (i.e., a security that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to the security by such Fund) if, immediately after the acquisition, such Fund would have invested more than five percent of its total assets in illiquid securities; (3) each applicable money market fund must hold at least 10 percent of its total assets in daily liquid assets (i.e., cash, direct obligations of the U.S. Government, or securities that will mature or are subject to a demand feature that is exercisable and payable in one business day) and at least 30 percent of its total assets in weekly liquid assets (i.e., cash, direct obligations of the U.S. Government, certain other government securities that are issued at a discount and have remaining maturities of 60 days or less, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days); (4) each applicable money market fund’s Board or its delegate must have evaluated the creditworthiness of repurchase agreement counterparties separate and apart from the value of the collateral supporting the counterparties’ obligations under the repurchase agreements, and (5) the Board of each applicable money market fund must adopt procedures that include periodic testing, at such intervals as each Board determines appropriate and reasonable in light of current market conditions, of its Fund’s ability to maintain a stable net asset value per share based upon certain specified hypothetical events (e.g., an increase in short-term interest rates, an increase in shareholder redemptions, a downgrade or default on portfolio securities, and widening or narrowing of spreads between yields on an appropriate benchmark selected by such Fund for overnight interest rates and commercial paper and other types of securities held by such Fund).  By June 30, 2010: (A) each applicable money market fund must maintain a dollar-weighted average portfolio maturity (or “WAM”) appropriate to its objective of maintaining a stable net asset value or price per share, but in no case greater than 60 days; and (B) each applicable money market fund’s portfolio must have a dollar-weighted average life to maturity of no more than 120 days.

These amendments to Rule 2a-7 may affect the securities in which the SM&R Money Market Fund and The United States Treasury Trust invest and may require such Funds to dispose of certain portfolio securities and purchase replacement securities.  As a money market mutual fund that is required to comply with Rule 2a-7, the SM&R Money Market Fund intends to comply with the amendments to Rule 2a-7 for which compliance is required prior to the consummation of the Reorganization in a manner that is consistent with its investment objective.  As a money market mutual fund that is required to comply with Rule 2a-7, The United States Treasury Trust also intends to comply with the amendments to Rule 2a-7 by the time compliance with such amendments is required pursuant to Rule 2a-7, as amended, in a manner consistent with its investment objective.

Primary Differences. The primary differences between the SM&R Money Market Fund and The United States Treasury Trust are:

(1) The United States Treasury Trust generally buys only securities that mature in 397 days or less and its weighted average maturity will generally be less than 90 days.

(2) The United States Treasury Trust has a policy to invest at least 80% of its total assets in securities issued by the U.S. government. The SM&R Money Market Fund does not have a similar policy.

Because the United States Treasury Trust has a substantially similar investment strategy to that of  the SM&R Money Market Fund, the principal risks of the United States Treasury Trust are substantially the same as those of the SM&R Money Market Fund. However, the manner in which the risks are described may be different.  An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Fund.

The following summarizes certain of the more significant risk factors relating to each Fund as described in the Funds’ prospectuses.

Interest Rate Risk. The primary risk of both Funds is that overall bond prices will decline over short and long-term periods due to rising interest rates.

Income Risk. Declining interest rates will reduce the amount of income paid by either Fund over long periods of time.

Investment Style/Manager Risk.  There is a chance that poor security selection will cause the Funds to underperform other mutual funds with similar investment objectives.

The following is an additional risk disclosed in The United States Treasury Trust prospectus.

Credit Risk.  Debt obligations not issued or guaranteed by the U.S. Government, its agencies or instrumentalities could be downgraded in credit rating or go into default.

INVESTMENT POLICIES- EACH SM&R FUND AND EACH CALTRUST FUND

Each Fund has fundamental investment limitations which may not be changed without shareholder approval as well as non-fundamental limitations which may be changed by a Fund’s Board without shareholder approval. The SM&R Government Bond Fund and the SM&R Equity Income Fund also have non-fundamental limitations which may not be changed without providing the shareholders of the applicable SM&R Funds with at least 60 days prior notice. To avoid any possible confusion between the SM&R Equity Income Fund and the Equity Income Fund, which is a series of the Caltrust Funds, the following chart will refer to the Equity Income Fund as the “Caltrust Equity Income Fund”. The following table compares the investment limitations of the SM&R Funds and the Caltrust Funds:

SM&R FUNDS	CALTRUST FUNDS
Borrowing Money (fundamental)

A Fund may not borrow money, except (a) a Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) a Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) a Fund may purchase securities on margin to the extent permitted by applicable law, and (e) a Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

Borrowing Money (fundamental)

A Fund may not borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 10% (15% in the case of the Stock Funds) of the Fund’s total asset value.  However, a Fund will not purchase additional securities while the value of its outstanding borrowings exceeds 5% of its total assets.  Secured temporary borrowings may take the form of a reverse repurchase agreement, pursuant to which a Fund would sell portfolio securities for cash and simultaneously agree to repurchase them at a specified date for the same amount of cash plus an interest component.  (As a matter of operating policy, the Funds currently do not intend to utilize reverse repurchase agreements, but may do so in the future.)

The SM&R Funds do not have a similar policy.
Purchases on Margin or Selling Securities Short (fundamental)

A Fund may not, except as required in connection with permissible futures contracts (Caltrust Equity Income Fund only), buy any securities on “margin” or sell any securities “short,” except that it may use such short-term credits as are necessary for the clearance of transactions.

Lending (fundamental) A Fund may not make loans, except through (a) the purchase of debt obligations in accordance with the Fund’s investment objective and
Lending (fundamental)

A Fund may not make loans, except (a) through the purchase of debt securities which are either publicly distributed or customarily purchased by institutional investors, (b) to the extent

SM&R FUNDS	CALTRUST FUNDS
policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; and (c) loans of securities as permitted by applicable law.	the entry into a repurchase agreement may be deemed a loan, or (c) to lend portfolio securities to broker dealers or other institutional investors if at least 100% collateral, in the form of cash or securities of the U.S. Government or its agencies and instrumentalities, is pledged and maintained by the borrower.
Underwriting (fundamental) A Fund may not underwrite securities issued by others, except to the extent that the sale of portfolio securities by a Fund may be deemed to be an underwriting.
Underwriting (fundamental)

A Fund may not act as underwriter of securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

Diversification (fundamental)

With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than cash or cash items, or securities of the U.S. Government, its agencies, or instrumentalities or of other investment companies), if (i) such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer, or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Diversification (fundamental)

A Fund may not with respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, as to which there are no percentage limits or restrictions) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer would exceed 5% of the value of the Fund’s total assets, or (b) the Fund would own more than 10% of the voting securities of any such issuer (both the issuer of the municipal obligation as well as the financial institution/ intermediary shall be considered issuers of a participation certificate), except that the Insured Fund may invest more than 25% of its assets in securities insured by the same insurance company.

SM&R FUNDS	CALTRUST FUNDS
The SM&R Funds do not have a similar policy.
Certain Affiliate Securities Transactions (fundamental for all Funds except Caltrust Equity Income Fund, for which it is non-fundamental)

A Fund may not purchase securities from or sell to the Trust’s officers and Trustees, or any firm of which any officer or Trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust’s officers, Trustees, or investment adviser own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and Trustees together own beneficially more than 5% of such securities.

Real Estate (fundamental)

A Fund may not purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts, and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

Real Estate (fundamental)

A Fund may not acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices, and provided that this limitation shall not prohibit the purchase of securities secured by real estate or interests therein.

Investing in Commodities (fundamental)

A Fund may not invest in commodities or commodity contracts, except that a Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

Investing in Commodities (fundamental)

(Caltrust Equity Income Fund only.) The Fund may not invest in commodities and commodity contracts, or interests in oil, gas, or other mineral exploration or development programs; provided, however, that the Fund may invest in futures contracts as described in its Prospectus and Statement of Additional Information.

(U.S. Government Securities Fund and The United States Treasury Trust only.) A Fund may not invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that the U.S. Government Securities Fund may purchase, hold, and dispose of “obligations with puts attached” in accordance with its investment policies.

The SM&R Funds do not have a similar policy.	Invest for Control (fundamental) A Fund may not invest in companies for the purpose of exercising control or management.

SM&R FUNDS	CALTRUST FUNDS
The SM&R Funds do not have a similar policy.
Securities of Other Investment Companies. (fundamental)

(Caltrust Equity Income Fund only.) The Fund may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and as such securities may be acquired in connection with a merger, consolidation, acquisition, or reorganization.

(U.S. Government Securities Fund and The United States Treasury Trust only).  A Fund may not purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

Illiquid Securities (non-fundamental)

Each Fund may invest up to 15% (10% for the SM&R Money Market Fund) of its net assets in illiquid securities, including domestic or foreign securities not listed on domestic or foreign exchanges and repurchase agreements maturing in excess of seven days. For SM&R Growth Fund, SM&R Equity Income Fund and SM&R Balanced Fund, restricted securities that are determined by the SM&R Fund Board to be liquid are not subject to this limitation.

Illiquid Securities (fundamental)

A Fund may not purchase illiquid securities, including (under current SEC interpretations) securities that are not readily marketable, and repurchase agreements with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such illiquid securities.

Concentration (fundamental)

A Fund may not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

Concentration (fundamental)

A Fund may not invest 25% or more of its assets in securities of any one industry, although for purposes of this limitation, tax-exempt securities and obligations of the U.S. Government and its agencies or instrumentalities are not considered to be part of any industry (both the industry of the issuer of the municipal obligation as well as the industry of the financial institution/intermediary shall be considered in the case of a participation certificate), except that the insured fund may invest more than 25% of its assets in securities insured by the same insurance company.  Index funds may exceed this limitation and will invest in proportion to the underlying index.

Senior Securities (fundamental) A Fund may not issue senior securities to the extent such issuance would violate applicable law.
Senior Securities (fundamental)

A Fund may not issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, and (b) entering into permissible repurchase and futures transactions.

Common Stock (non-fundamental) (SM&R Equity Income Fund only.) Under normal circumstances, the Fund invests at least 80% of the value of its assets in common stocks (primarily income producing).	The Caltrust Funds do not have a similar policy.

SM&R FUNDS	CALTRUST FUNDS
Securities issued or guaranteed (non-fundamental)

(SM&R Government Bond Fund only.) Under normal circumstances the Fund invests at least 80% of the value of its assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

The Caltrust Funds do not have a similar policy.
The SM&R Funds do not have a similar policy.	Short Selling (non-fundamental) (Caltrust Equity Income Fund only.) The Fund may not engage in short sales of securities.
The SM&R Funds do not have a similar policy.
Warrants (non-fundamental)

(Caltrust Equity Income Fund only.) The Fund may not Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of a Fund’s net assets.  Included in such amount, but not to exceed 2% of the value of the Fund’s net assets, may be warrants that are not listed on the New York Stock Exchange (the “NYSE”) or American Stock Exchange.  Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

The SM&R Funds do not have a similar policy.
Investing in with less than three years continuous operation (non-fundamental)

(Caltrust Equity Income Fund only.) The Fund may not invest more than 5% of its total assets in the securities of companies (including predecessors) that have been in continuous operation for a period of less than three years.

Investing in Put, Calls, Straddles or Spread Options (non-fundamental)

The SM&R Balanced Fund may write covered call option contracts provided that the option is listed on a domestic securities exchange. No option will be written if, as a result, more than 25% of the Balanced Fund’s assets are subject to call options. The SM&R Balanced Fund does not currently write call options.

Investing in Put, Calls, Straddles or Spread Options (non-fundamental)

(Caltrust Equity Income Fund only.) The Fund may not invest in puts, calls, straddles or spread options, or any combination thereof.

COMPARATIVE FEE TABLES
Like all mutual funds, the SM&R Funds and the Caltrust Funds incur certain expenses in their operations.  These expenses include management fees, as well as the cost of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities.  Set forth in the tables below is information regarding the fees and expenses currently incurred by each class of each SM&R Fund and each corresponding class of the corresponding Caltrust Fund, as well as the pro forma fees for the corresponding class of the Caltrust Fund after giving effect to the respective Reorganization.

SM&R Growth Fund – Equity Income Fund

This table describes (1) the actual fees and expenses for the Class A Shares, Class B Shares and Class T Shares of SM&R Growth Fund for its fiscal year ended August 31, 2009; (2) the actual fees and expenses for the Class A Shares and Class B Shares of Equity Income Fund as of its most recent Prospectus dated April 26, 2010 and Direct Shares of Equity Income Fund as of the most recent Direct Shares Prospectus dated January 1, 2010, and (3) the proforma fees and expenses of Class A Shares, Class B Shares and Direct Shares of Equity Income Fund on a combined basis after giving effect to the Reorganization. The Equity Income Fund will be the accounting survivor after the Reorganization.

Shareholder Fees	SM&R Growth - Class A Shares	SM&R Growth - Class B Shares	SM&R Growth - Class T Shares	Equity Income- Class A Shares	Equity Income- Class B Shares	Equity Income- Direct Shares	Equity Income- Pro Forma Combined Class A Shares	Equity Income- Pro Forma Combined Class B Shares	Equity Income- Pro Forma Combined Direct Shares
Fees Paid directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00(1)	None	5.75%(2)	5.00%(1)	None	None	5.00%(1)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(3)	5.00%(4)	None	None	5.00%(4)	None	None(3)	5.00%(4)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ( and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment) (5)
Management Fee	0.75%	0.75%	0.75%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.25%	0.75%	None	0.25%	0.75%	None	0.25%	0.75%	None
Other Expenses	0.67%(6)	1.04%(6)	0.51%(6)	0.47%	0.47%	0.47%	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	1.67% (7)	2.54% (7)	1.26%(8)	1.22%	1.72%	0.97%	1.20%	1.70%	0.95%
Fee Waivers and/or Expense Reimbursements*	0.31%	0.68%	0.01%	N/A	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements**	1.36%	1.86%	1.25%	1.22%	1.72%	0.97%	1.20%	1.70%	0.95%

(1) You pay a sales charge of 5.00% on initial investments in Class A Shares of less than $50,000. You pay a reduced sales charge at certain breakpoints, as follows: 4.50% on initial investments of at least $50,000 but less than $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; 1.50% on initial investments of at least $500,000 but less than $1 million; and zero on initial investments of $1 million or more.

(2) You pay a sales charge of 5.75% on initial investments in shares of less than $50,000. You pay a reduced sales charge at certain breakpoints, as follows: 4.50% on initial investments of at least $50,000 but less than $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; and zero on initial investments of $500,000 or more.

(3) Purchases of $1 million or more of Class A Shares may be made without an initial sales charge. Redemptions of such shares within the first thirteen months after purchase, however, will be subject to a contingent deferred sales charge of 1.00%.

(4) The maximum 5.00% contingent deferred sales charge on Class B Shares applies to redemptions during the first year after purchase. The charge declines to 4.00% during the second year, 3.00% during the third year, 2.00% during the fourth year, 1.00% during the fifth year, and zero during the sixth year and thereafter.

(5) The “Annual Fund Operating Expenses” shown for the Funds are for the fiscal year ended August 31, 2009, except that the Annual Fund Operating Expenses for the Equity Income Fund Class A Shares and Class B Shares are as of April 26, 2010 (the date of first public offering of such share classes).

(6) These expenses include administrative services fees, audit fees, directors fees, shareholder reporting and miscellaneous expenses.

(7) The SM&R Adviser has voluntarily agreed to reimburse the SM&R Growth Fund to the extent that total annual fund operating expenses, as a percentage of average daily net assets, exceed the amounts shown in the following table. This arrangement extends until December 31, 2010 and may be terminated at any time thereafter by the SM&R Adviser.

(8) The SM&R Adviser has contractually agreed to reimburse the SM&R Growth Fund to the extent that total annual fund operating expenses, as a percentage of average daily net assets, exceed 1.25%.

* The Caltrust Adviser may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the Board of Trustees’ review and approval.

** The Caltrust Adviser has agreed to further limit the Fund’s expenses at this ratio. This limitation is guaranteed through December 31, 2010.

Voluntary Expense Reimbursement of the Funds
Total Expenses
Annual Fund Operating Expenses	after voluntary
SM&R Growth Fund	waivers, if any
Class A	1.36%
Class B	1.86%

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that, for the SM&R Growth Fund’s Class A Shares, Class B Shares, and Class T Shares operating expenses are before waivers and reimbursements as shown in the Table and remain the same, and for the Caltrust Equity Income Fund Pro Forma Combined’s Class A Shares, Class B Shares and Direct Shares operating expenses are before waivers, reimbursement and reduction as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
SM&R Growth, Class A Shares
Assuming redemption	$661	$1,000	$1,362	$2,377
Assuming no redemption	$661	$1,000	$1,362	$2,377
SM&R Growth , Class B Shares
Assuming redemption	$257	$791	$1,350	$2,662
Assuming no redemption	$757	$1,091	$1,450	$2662
SM&R Growth, Class T Shares
Assuming redemption	$696	$952	$1,227	$2,010
Assuming no redemption	$696	$952	$1,227	$2,010
Equity Income, Class A Shares
Assuming redemption	$618	$868	$1137	$1903
Assuming no redemption	$618	$868	$1137	$1903
Equity Income, Class B Shares
Assuming redemption	$175	$542	$933	$2030
Assuming no redemption	$675	$842	$1,033	$2030
Equity Income, Direct Shares
Assuming redemption	$99	$309	$536	$1,190
Assuming no redemption	$99	$309	$536	$1,190
Equity Income, Class A Shares Pro Forma Combined
Assuming redemption	$616	$862	$1,127	$1,882
Assuming no redemption	$616	$862	$1,127	$1,882
Equity Income, Class B Shares Pro Forma Combined
Assuming redemption	$173	$536	$923	$2,009
Assuming no redemption	$673	$836	$1023	$2,009
Equity Income, Direct Shares Pro Forma Combined
Assuming redemption	$97	$303	$525	$1,166
Assuming no redemption	$97	$303	$525	$1,166

SM&R Equity Income Fund – Equity Income Fund

This table describes (1) the actual fees and expenses for the Class A Shares, Class B Shares and Class T Shares of SM&R Equity Income Fund for its fiscal year ended August 31, 2009; (2) the actual fees and expenses for  the Class A Shares and Class B Shares of Equity Income Fund of its most recant Prospectus dated April 26, 2010 and Direct Shares of Equity Income Fund as of the most recent Direct Shares Prospectus dated January 1, 2010; and (3) the proforma fees and expenses of Class A Shares, Class B Shares and Direct Shares of Equity Income Fund on a combined basis after giving effect to the Reorganization.  The Equity Income Fund will be the accounting survivor after the Reorganization.

Shareholder Fees	SM&R Equity Income - Class A Shares	SM&R Equity Income - Class B Shares	SM&R Equity Income - Class T Shares	Equity Income- Class A Shares	Equity Income- Class B Shares	Equity Income- Direct Shares	Equity Income- Pro Forma Combined Class A Shares	Equity Income- Pro Forma Combined Class B Shares	Equity Income- Pro Forma Combined Direct Shares
Fees Paid directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00(1)	None	5.75%(2)	5.00%(1)	None	None	5.00%(1)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(3)	5.00%(4)	None	None3)	5.00%	None	None3)	5.00%(4)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ( and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment) (5)
Management Fee	0.75%	0.75%	0.75%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.25%	0.75%	None	0.25%	0.75%	None	0.25%	0.75%	None
Other Expenses	0.59%(6)	0.76%(6)	0.49%(6)	0.47%	0.47%	0.47%	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	1.59% (7)	2.26% (7)	1.24%	1.22%	1.72%	0.97%	1.14%	1.64%	0.89%
Fee Waivers and/or Expense Reimbursements*	0.33%	0.50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements**	1.26%	1.76%	1.24%	1.22%	1.72%	0.97%	1.14%	1.64%	0.89%

(1) You pay a sales charge of 5.00% on initial investments in Class A Shares of less than $50,000. You pay a reduced sales charge at certain breakpoints, as follows: 4.50% on initial investments of at least $50,000 but less than $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; 1.50% on initial investments of at least $500,000 but less than $1 million; and zero on initial investments of $1 million or more.

(2) You pay a sales charge of 5.75% on initial investments in shares of less than $50,000. You pay a reduced sales charge at certain breakpoints, as follows: 4.50% on initial investments of at least $50,000 but less than $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; and zero on initial investments of $500,000 or more.

(3) Purchases of $1 million or more of Class A Shares may be made without an initial sales charge. Redemptions of such shares within the first thirteen months after purchase, however, will be subject to a contingent deferred sales charge of 1.00%.

(4) The maximum 5.00% contingent deferred sales charge on Class B Shares applies to redemptions during the first year after purchase. The charge declines to 4.00% during the second year, 3.00% during the third year, 2.00% during the fourth year, 1.00% during the fifth year, and zero during the sixth year and thereafter.

(5) The “Annual Fund Operating Expenses” shown for the Funds are for the fiscal year ended August 31, 2009, except that the Annual Fund Operating Expenses for the Equity Income Fund Class A Shares and Class B Shares are as of April 26, 2010 (the date of first public offering of such share class).

(6) These expenses include administrative services fees, audit fees, directors fees, shareholder reporting and miscellaneous expenses.

(7) The SM&R Adviser has voluntarily agreed to reimburse the SM&R Equity Income Fund to the extent that total annual fund operating expenses, as a percentage of average daily net assets, exceed the amounts shown in the following table. This arrangement extends until December 31, 2010 and may be terminated at any time thereafter by the SM&R Adviser.

* The Caltrust Adviser may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the Board of Trustees’ review and approval.

** The Caltrust Adviser has agreed to further limit the Fund’s expenses at this ratio. This limitation is guaranteed through December 31, 2010.

Voluntary Expense Reimbursement of the Funds
Total Expenses
Annual Fund Operating Expenses	after voluntary
SM&R Equity Income Fund	waivers, if any
Class A	1.26%
Class B	1.76%

Example
This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that, for the SM&R Equity Income Fund’s Class A Shares, Class B Shares, and Class T Shares operating expenses are before waivers and reimbursements as shown in the Table and remain the same, and for the Caltrust Equity Income Fund Pro Forma Combined’s Class A Shares, Class B Shares and Direct Shares operating expenses are before waivers, reimbursement and reduction as shown in the Table and remain the same.   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
SM&R Equity Income, Class A Shares
Assuming redemption	$654	$977	$1,322	$2,295
Assuming no redemption	$654	$977	$1,322	$2,295
SM&R Equity Income, Class B Shares
Assuming redemption	$229	$706	$1,210	$2,427
Assuming no redemption	$729	$1,006	$1,310	$2,427
SM&R Equity Income, Class T Shares
Assuming redemption	$694	$946	$1,217	$1,989
Assuming no redemption	$694	$946	$1,217	$1,989
Equity Income, Class A Shares
Assuming redemption	$618	$868	$1137	$1903
Assuming no redemption	$618	$868	$1137	$1903
Equity Income, Class B Shares
Assuming redemption	$175	$542	$933	$2030
Assuming no redemption	$675	$842	$1033	$2030
Equity Income, Direct Shares
Assuming redemption	$99	$309	$536	$1,190
Assuming no redemption	$99	$309	$536	$1,190
Equity Income, Class A Shares Pro Forma Combined
Assuming redemption	$610	$844	$1,096	$1,817
Assuming no redemption	$610	$844	$1,096	$1,817
Equity Income, Class B Shares Pro Forma Combined
Assuming redemption	$167	$517	$892	$1,944
Assuming no redemption	$667	$817	$992	$1,944
Equity Income, Direct Shares Pro Forma Combined
Assuming redemption	$91	$284	$493	$1,096
Assuming no redemption	$91	$284	$493	$1,096

SM&R Balanced Fund – Equity Income Fund

This table describes (1) the actual fees and expenses for the Class A Shares, Class B Shares and Class T Shares of SM&R Balanced Fund for its fiscal year ended August 31, 2009; (2) the actual fees and expenses for  the Class A Shares and Class B Shares of Equity Income Fund as of its most recent Prospectus dated April 26, 2010 and Direct Shares of Equity Income Fund as of the most recent Direct Shares Prospectus dated January 1, 2010; and (3) the proforma fees and expenses of Class A Shares, Class B Shares and Direct Shares of Equity Income Fund on a combined basis after giving effect to the Reorganization.  The Equity Income Fund will be the accounting survivor after the Reorganization.

Shareholder Fees	SM&R Balanced - Class A Shares	SM&R Balanced - Class B Shares	SM&R Balanced - Class T Shares	Equity Income- Class A Shares	Equity Income- Class B Shares	Equity Income- Direct Shares	Equity Income- Pro Forma Combined Class A Shares	Equity Income- Pro Forma Combined Class B Shares	Equity Income- Pro Forma Combined Direct Shares
Fees Paid directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00(1)	None	5.75%(2)	5.00%	None(1)	None	5.00%(1)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(3)	5.00%(4)	None	None(3)	5.00%(4)	None	None(3)	5.00%(4)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ( and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment) (5)
Management Fee	0.75%	0.75%	0.75%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.25%	0.75%	None	0.25%	0.75%	None	0.25%	0.75%	None
Other Expenses	0.74%	0.98%	0.60%(6)	0.47%	0.47%	0.47%	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	1.74% (7)	2.48% (7)	1.35%(8)	1.22%	1.72%	0.97%	1.20%	1.70%	0.95%
Fee Waivers and/or Expense Reimbursements*	0.44%	0.68%	0.10%	N/A	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements**	1.30%	1.80%	1.25%	1.22%	1.72%	0.97%	1.20%	1.70%	0.95%

(1) You pay a sales charge of 5.00% on initial investments in Class A Shares of less than $50,000. You pay a reduced sales charge at certain breakpoints, as follows: 4.50% on initial investments of at least $50,000 but less than $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; 1.50% on initial investments of at least $500,000 but less than $1 million; and zero on initial investments of $1 million or more.

(2) You pay a sales charge of 5.75% on initial investments in shares of less than $50,000. You pay a reduced sales charge at certain breakpoints, as follows: 4.50% on initial investments of at least $50,000 but less than $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; and zero on initial investments of $500,000 or more.

(3) Purchases of $1 million or more of Class A Shares may be made without an initial sales charge. Redemptions of such shares within the first thirteen months after purchase, however, will be subject to a contingent deferred sales charge of 1.00%.

(4) The maximum 5.00% contingent deferred sales charge on Class B Shares applies to redemptions during the first year after purchase. The charge declines to 4.00% during the second year, 3.00% during the third year, 2.00% during the fourth year, 1.00% during the fifth year, and zero during the sixth year and thereafter.

(5) The “Annual Fund Operating Expenses” shown for the Funds are for the fiscal year ended August 31, 2009, except that the Annual Fund Operating Expenses for the Equity Income Fund Class A Shares and Class B Shares are as of April 26, 2010 (the date of first public offering of such share class).

(6) These expenses include administrative services fees, audit fees, directors fees, shareholder reporting and miscellaneous expenses.

(7) The SM&R Adviser has voluntarily agreed to reimburse the SM&R Balanced Fund to the extent that total annual fund operating expenses, as a percentage of average daily net assets, exceed the amounts shown in the following table. This arrangement extends until December 31, 2010 and may be terminated at any time thereafter by the SM&R Adviser.

(8) The SM&R Adviser has contractually agreed to reimburse the SM&R Balanced Fund to the extent that total annual fund operating expenses, as a percentage of daily net assets, exceed 1.25%.

* The Caltrust Adviser may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the Board of Trustees’ review and approval.

** The Caltrust Adviser has agreed to further limit the Fund’s expenses at this ratio. This limitation is guaranteed through December 31, 2010.

Voluntary Expense Reimbursement of the Funds
Total Expenses
Annual Fund Operating Expenses	after voluntary
SM&R Balanced Fund	waivers, if any
Class A	1.30%
Class B	1.80%

Example
This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that, for the SM&R Balanced Fund’s Class A Shares, Class B Shares, and Class T Shares operating expenses are before waivers and reimbursements as shown in the Table and remain the same, and for the Caltrust Equity Income Fund Pro Forma Combined’s Class A Shares, Class B Shares and Direct Shares operating expenses are before waivers, reimbursement and reduction as shown in the Table and remain the same.   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
SM&R Balanced, Class A Shares
Assuming redemption	$668	$1,021	$1,397	$2,449
Assuming no redemption	$668	$1,021	$1,397	$2,449
SM&R Balanced, Class B Shares
Assuming redemption	$251	$773	$1,321	$2,634
Assuming no redemption	$751	$1,073	$1,421	$2,634
SM&R Balanced, Class T Shares
Assuming redemption	$705	$978	$1,272	$2,105
Assuming no redemption	$705	$978	$1,272	$2,105
Equity Income, Class A Shares
Assuming redemption	$618	$868	$1137	$1903
Assuming no redemption	$618	$868	$1137	$1903
Equity Income, Class B Shares
Assuming redemption	$175	$542	$933	$2030
Assuming no redemption	$675	$842	$1033	$2030
Equity Income, Direct Shares
Assuming redemption	$99	$309	$536	$1,190
Assuming no redemption	$99	$309	$536	$1,190
Equity Income, Class A Shares Pro Forma Combined
Assuming redemption	$616	$862	$1,127	$1,882
Assuming no redemption	$616	$862	$1,127	$1,882
Equity Income, Class B Shares Pro Forma Combined
Assuming redemption	$173	$536	$923	$2,009
Assuming no redemption	$673	$836	$1,023	$2,009
Equity Income, Direct Shares Pro Forma Combined
Assuming redemption	$97	$303	$525	$1,166
Assuming no redemption	$97	$303	$525	$1,166

SM&R Growth Fund, SM&R Equity Income Fund and SM&R Balanced Fund- Equity Income Fund

This table described the proforma fees and expenses of Class A Shares, Class B Shares and Direct Shares of Equity Income Fund on a combined basis after giving effect to the Reorganization with SM&R Growth Fund, SM&R Equity Income Fund, and SM&R Balanced Fund. The Equity Income Fund will be the accounting survivor after the Reorganizations.

Shareholder Fees	Equity Income- Pro Forma Combined Class A Shares	Equity Income- Pro Forma Combined Class B Shares	Equity Income- Pro Forma Combined Direct Shares
Fees Paid directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%(1)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(2)	5.00%(3)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ( and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.25%	0.75%	None
Other Expenses	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	1.15%	1.65%	0.90%
Fee Waivers and/or Expense Reimbursements*	N/A	N/A	N/A
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements**	1.15%	1.65%	0.90%

(1) You pay a sales charge of 5.00% on initial investments in Class A Shares of less than $50,000. You pay a reduced sales charge at certain breakpoints, as follows: 4.50% on initial investments of at least $50,000 but less than $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; 1.50% on initial investments of at least $500,000 but less than $1 million; and zero on initial investments of $1 million or more.

(2) Purchases of $1 million or more of Class A Shares may be made without an initial sales charge. Redemptions of such shares within the first thirteen months after purchase, however, will be subject to a contingent deferred sales charge of 1.00%.

(3) The maximum 5.00% contingent deferred sales charge on Class B Shares applies to redemptions during the first year after purchase. The charge declines to 4.00% during the second year, 3.00% during the third year, 2.00% during the fourth year, 1.00% during the fifth year, and zero during the sixth year and thereafter.

* The Caltrust Adviser may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the Board of Trustees’ review and approval.

** The Caltrust Adviser has agreed to further limit the Fund’s expenses at this ratio. This limitation is guaranteed through 12/31/10.

Example
This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that, for the Caltrust Equity Income Fund Pro Forma Combined’s (after giving effect to the Reorganizations with SM&R Growth Fund, SM&R Equity Income Fund and SM&R Balanced Fund) Class A Shares, Class B Shares and Direct Shares operating expenses are before waivers, reimbursement and reduction as shown in the Table and remain the same.   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Equity Income, Class A Shares Pro Forma Combined
Assuming redemption	$611	$847	$1,101	$1,828
Assuming no redemption	$611	$847	$1,101	$1,828
Equity Income, Class B Shares Pro Forma Combined
Assuming redemption	$168	$520	$897	$1,955
Assuming no redemption	$668	$820	$997	$1,955
Equity Income, Direct Shares Pro Forma Combined
Assuming redemption	$92	$287	$498	$1,108
Assuming no redemption	$92	$287	$498	$1,108

SM&R Government Bond Fund – U.S. Government Securities Fund

This table describes (1) the actual fees and expenses for the Class A Shares, Class B Shares and Class T Shares of SM&R Government Bond Fund for its fiscal year ended August 31, 2009; (2) the actual fees and expenses for  the Class A Shares and Class B Shares of U.S. Government Securities Fund as of its most recent Prospectus dated April 26, 2010 and Direct Shares of U.S. Government Securities Fund as of the most recent Direct Shares Prospectus dated January 1, 2010; and (3) the proforma fees and expenses of Class A Shares, Class B Shares and Direct Shares of U.S. Government Securities Fund on a combined basis after giving effect to the Reorganization.  The U.S. Government Securities Fund will be the accounting survivor after the Reorganization.

Shareholder Fees	SM&R Government Bond - Class A Shares	SM&R Government Bond - Class B Shares	SM&R Government Bond - Class T Shares	U.S. Gov’t Securities- Class A Shares	U.S. Gov’t Securities- Class B Shares	U.S. Gov’t Securities- Direct Shares	U.S. Gov’t Securities- Pro Forma Combined Class A Shares	U.S. Gov’t Securities- Pro Forma Combined Class B Shares	U.S. Gov’t Securities- Pro Forma Combined Direct Shares
Fees Paid directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75% (1)	None	4.50%(2)	4.75% (1)	None	None	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None(3)	3.00%(4)	None	None(3)	3.00%(4)	None	None	3.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ( and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment) (5)
Management Fee	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.25%	0.75%	None	0.25%	0.75%	None	0.25%	0.75%	None
Other Expenses	0.76%(6)	1.17%(6)	0.45%(6)	0.36%	0.36%	0.36%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	1.51%	2.42%	0.95%	1.11%	1.61%	0.86%	1.10%	1.60%	0.85%
Fee Waivers and/or Expense Reimbursements*	-0.78%	-1.19%	-0.22%	-0.12%	-0.12%	-0.12%	-0.11%	-0.11%	-0.11%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements**	0.73% (7)	1.23% (7)	0.73%	0.99%	1.49%	0.74%	0.99%	1.49%	0.74%

(1) You pay a sales charge of 4.75% on initial investments in Class A Shares of less than $50,000. You pay a reduced sales charge at certain breakpoints, as follows: 4.50% on initial investments of at least $50,000 but less than $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; 1.50% on initial investments of at least $500,000 but less than $1 million; and zero on initial investments of $1 million or more.

(2) You pay a sales charge of 4.5% on initial investments in shares of less than $100,000. You pay a reduced sales charge at certain breakpoints, as follows: 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; and zero on initial investments of $500,000 or more.

(3) Purchases of $1 million or more of Class A Shares may be made without an initial sales charge. Redemptions of such shares within the first thirteen months after purchase, however, will be subject to a contingent deferred sales charge of 1.00%.

(4) The maximum 3.00% contingent deferred sales charge on Class B Shares applies to redemptions during the first year after purchase. The charge declines to 2.00% during the second year, 1.00% during the third year, and zero during the fourth year and thereafter.

(5) The “Annual Fund Operating Expenses” shown for the Funds are for the fiscal year ended August 31, 2009, except that the Annual Fund Operating Expenses for the Equity Income Fund Class A Shares and Class B Shares are as of April 26, 2010 (the date of first public offering of such share class).

(6) These expenses include administrative services fees, audit fees, directors fees, shareholder reporting and miscellaneous expenses.

(7) The SM&R Adviser has voluntarily agreed to reimburse the SM&R Government Bond Fund to the extent that total annual fund operating expenses, as a percentage of average daily net assets, exceed the amounts shown in the following table. This arrangement extends until December 31, 2010 and may be terminated at any time thereafter by the SM&R Adviser.

* The Caltrust Adviser may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the Board of Trustees’ review and approval.

** The Caltrust Adviser has agreed to further limit the Fund’s expenses at this ratio. This limitation is guaranteed through December 31, 2010.

Voluntary Expense Reimbursement of the Funds
Total Expenses
Annual Fund Operating Expenses	after voluntary
SM&R Government Bond Fund	waivers, if any
Class A	0.73%
Class B	1.23%
Class T	0.73%

Example
This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that, for the SM&R Government Bond Fund’s Class A Shares, Class B Shares, and Class T Shares operating expenses are before waivers and reimbursements as shown in the Table and remain the same, and for the Caltrust U.S. Government Securities Fund Pro Forma Combined’s Class A Shares, Class B Shares and Direct Shares operating expenses are before waivers, reimbursement and reduction as shown in the Table and remain the same.Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
SM&R Government Bond, Class A Shares
Assuming redemption	$621	$930	$1,260	$2,191
Assuming no redemption	$621	$930	$1,260	$2,191
SM&R Government Bond, Class B Shares
Assuming redemption	$245	$755	$1,291	$2,531
Assuming no redemption	$545	$855	$1,291	$2,531
SM&R Government Bond, Class T Shares
Assuming redemption	$543	$739	$952	$1,564
Assuming no redemption	$543	$739	$952	$1,564
U.S. Government Securities, Class A Shares
Assuming redemption	$571	$800	$1046	$1752
Assuming no redemption	$571	$800	$1046	$1752
U.S. Government Securities, Class B Shares
Assuming redemption	$152	$496	$865	$1901
Assuming no redemption	$452	$596	$865	$1901
U.S. Government Securities, Direct Shares
Assuming redemption	$76	$262	$465	$1,050
Assuming no redemption	$76	$262	$465	$1,050
U.S. Government Securities, Class A Shares Pro Forma Combined
Assuming redemption	$571	$798	$1,042	$1,742
Assuming no redemption	$571	$798	$1,042	$1,742
U.S. Government Securities, Class B Shares Pro Forma Combined
Assuming redemption	$152	$494	$860	$1,891
Assuming no redemption	$452	$594	$860	$1,891
U.S. Government Securities, Direct Shares Pro Forma Combined
Assuming redemption	$76	$260	$461	$1,039
Assuming no redemption	$76	$260	$461	$1,039

SM&R Money Market  Fund – The United States Treasury Trust

This table describes (1) the actual fees and expenses for the shares of SM&R Money Market Fund for its fiscal year ended August 31, 2009; (2) the actual fees and expenses for the Direct Shares of The United States Treasury Trust for its most recent fiscal year ended August 31, 2009; and (3) the proforma fees and expenses of Direct Shares of The United States Treasury Trust on a combined basis after giving effect to the Reorganization.  The United States Treasury Trust will be the accounting survivor after the Reorganization.

Shareholder Fees	SM&R Money Market Fund	The United States Treasury Trust	The United States Treasury Trust – Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Annual Fund Operating Expenses(1)
Expenses That You Pay Each Year as a Percentage of the Value of Your Investment
Management Fee	0.25%	0.50%	0.50%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.39%(2)	0.34%	0.30%
Total Annual Fund Operating Expenses	0.64%	0.84%	0.80%
Fee Waivers and/or Expense Reimbursements*	-0.33%	-0.31%	-0.27%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements**	0.31%(3)	0.53%	0.53%

(1) The “Management Fees” and “Other Expenses” shown for the Funds are for the fiscal year ended August 31, 2009.

(2) These expenses include administrative services fees, audit fees, directors fees, shareholder reporting and miscellaneous expenses.

(3) The SM&R Adviser is waiving or reimbursing all or a portion of its fees due from the SM&R Money Market Fund to prevent such Fund’s net yield from decreasing below zero. Including such current voluntary fee waivers and/or expense reimbursements, total annual operating expenses were 0.31% for the SM&R Money Market Fund. The SM&R Adviser may cease these voluntary waivers and/or reimbursements for the SM&R Money Market Fund at any time.

* The Caltrust Adviser may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the Board of Trustees’ review and approval.

** The Caltrust Adviser has agreed to further limit the Fund’s expenses at this ratio. This limitation is guaranteed through December 31, 2010.

Example

This example is intended to help you compare the cost of investing in the indicated Funds’ with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
SM&R Money Market Fund	$65	$205	$357	$798
The United States Treasury Trust	$54	$237	$435	$1,008
The United States Treasury Trust Pro Forma Combined Direct Shares	$54	$228	$418	$965

COMPARISON OF POTENTIAL RISKS AND REWARDS; PERFORMANCE INFORMATION
The bar charts and tables below compare the potential risks and rewards of investing in each SM&R Fund and the corresponding Caltrust Fund.  The bar charts provide an indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year.  The total returns shown in the bar charts are based upon NAV.  The tables show how each Fund’s average annual total returns for the one year, five years and ten years (or start of performance) compared (except for the SM&R Money Market Fund and The United States Treasury Trust) to the returns of a broad-based market index.  The figures assume reinvestment of dividends and distributions.

SM&R Growth Fund, SM&R Equity Income Fund and SM&R Balanced Fund- Equity Income Fund

Risk Return Bar Chart –SM&R Growth Fund-Class A Shares

The SM&R Growth Fund commenced operations on December 31, 2000. Accordingly, the following bar chart shows the annual total returns for SM&R Growth Fund, Inc., the SM&R Growth Fund’s predecessor fund, for the periods prior to such date. The returns shown in the bar chart do not include the effect of sales charges and account fees. If such charges and fees were included, the returns shown would be lower. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

Year to date performance as of 3/31/10: ____%

The SM&R Growth Fund’s fiscal year ends on August 31st.

	Quarter Ended	Total Return
Best Quarter	September 30, 2009	14.96%
Worst Quarter	December 31, 2008	(21.17)%

Average Annual Total Returns (for the period ended 12/31/09)

	1 Year	5 Years	10 Years
Class A Shares:
Return Before Taxes	18.77%	-1.86%	-4.60%
Return After Taxes on Distributions	18.33%	-2.57%	-5.25%
Return After Taxes on Distributions and Sale of Fund Shares	12.21%	-1.77%	-3.96%
Class B Shares
Return Before Taxes	17.70%	-2.34%	-5.02%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Lipper Large-Cap Core Index (reflects no deduction for fees, expenses, or taxes)	28.15%	0.61%	-1.20%

Risk/Return Bar Chart – SM&R Growth Fund-Class T Shares

The following bar chart shows the annual total returns for Class T Shares of SM&R Growth Fund or of the SM&R Growth Fund, Inc., the SM&R Growth Fund’s predecessor, for each of the last 10 calendar years. The returns shown in the bar chart do not include the effect of sales charges and account fees. If such charges and fees were included, the returns shown would be lower. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

Year to date performance as of 3/31/10: ____%

The SM&R Growth Fund’s fiscal year ends on August 31st.

	Quarter Ended	Total Return
Best Quarter	June 30, 2009	15.08%
Worst Quarter	December 31, 2008	(21.21)%

Average Annual Total Returns (for the period ended 12/31/09)

	1 Year	5 Years	10 Years
Class T Shares:
Return Before Taxes	17.58%	-1.93%	-4.41%
Return After Taxes on Distributions	17.13%	-2.66%	-5.11%
Return After Taxes on Distributions and Sale of Fund Shares	11.40%	-1.84%	-3.84%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Lipper Large-Cap Core Index (reflects no deduction for fees, expenses, or taxes)	28.15)%	0.61%	-1.20%

Risk/Return Bar Chart – SM&R Equity Income Fund-Class A Shares

The SM&R Equity Income Fund commenced operations on December 31, 2000. Accordingly, the following bar chart shows the annual total returns for SM&R Equity Income Fund, Inc., SM&R Equity Income Fund’s predecessor fund, for the periods prior to such date. The returns shown in the bar chart do not include the effect of sales charges and account fees. If such charges and fees were included, the returns shown would be lower. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

Year to date performance as of 3/31/10: ____%

The SM&R Equity Income Fund’s fiscal year ends on August 31st.

	Quarter Ended	Total Return
Best Quarter	September 30, 2009	16.78%
Worst Quarter	December 31, 2008	(21.90)%

Average Annual Total Returns (for the period ended 12/31/09)

	1 Year	5 Years	10 Years
Class A Shares:
Return Before Taxes	13.23%	-1.70%	-0.07%
Return After Taxes on Distributions	12.10%	-3.43%	-1.33%
Return After Taxes on Distributions and Sale of Fund Shares	8.59%	-1.92%	-0.48%
Class B Shares
Return Before Taxes	12.67%	-2.09%	-0.56%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Lipper Equity Income Index (reflects no deduction for fees, expenses, or taxes)	23.85%	0.63%	2.25%

Risk/Return Bar Chart - SM&R Equity Income Fund-Class T Shares

The following bar chart shows the annual total returns for Class T Shares of SM&R Equity Income Fund or of the SM&R Equity Income Fund, Inc., the SM&R Equity Income Predecessor Fund, for each of the last 10 calendar years. The returns shown in the bar chart do not include the effect of sales charges and account fees. If such charges and fees were included, the returns shown would be lower. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

Year to date performance as of 3/31/10: ____%

The SM&R Equity Income Fund’s fiscal year end is August 31st.

	Quarter Ended	Total Return
Best Quarter	September 30, 2009	16.78%
Worst Quarter	December 31, 2008	(21.85)%

Average Annual Total Returns (for the period ended 12/31/09)

	1 Year	5 Years	10 Years
Class T Shares:
Return Before Taxes	12.25%	-1.77%	0.03%
Return After Taxes on Distributions	11.21%	-2.71%	-1.23%
Return After Taxes on Distributions and Sale of Fund Shares	7.85%	-1.25%	-0.40%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Lipper Equity Income Index (reflects no deduction for fees, expenses, or taxes)	23.85%	0.63%	2.25%

Risk/Return Bar Chart – SM&R Balanced Fund-Class A Shares

The SM&R Balanced Fund commenced operations on December 31, 2000. Accordingly, the following bar chart shows the annual total returns for SM&R Balanced Fund, Inc., the SM&R Balanced Fund’s predecessor fund, for the periods prior to such date. The returns shown in the bar chart do not include the effect of sales charges and account fees. If such charges and fees were included, the returns shown would be lower. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

Year to date performance as of 3/31/10: ____%

The SM&R Balanced Fund’s fiscal year ends on August 31st.

	Quarter Ended	Total Return
Best Quarter	June 30, 2009	13.17%
Worst Quarter	December 31, 2008	(16.97)%

Average Annual Total Returns (for the period ended 12/31/09)

	1 Year	5 Years	10 Years
Class A Shares:
Return Before Taxes	15.62%	-1.06%	0.55%
Return After Taxes on Distributions	14.78%	-2.31%	-0.74%
Return After Taxes on Distributions and Sale of Fund Shares	10.15%	-1.37%	-0.12%
Class B Shares
Return Before Taxes	15.06%	-1.54%	0.02%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)	23.35%	2.64%	2.79%

Risk/Return Bar Chart – SM&R Balanced Fund-Class T Shares

The following bar chart shows the annual total returns for Class T of the SM&R Balanced Fund or, as noted above, of the SM&R Balanced Fund, Inc., the SM&R Balanced Fund’s predecessor fund, for each of the last 10 calendar years. The returns shown in the bar chart do not include the effect of sales charges and account fees. If such charges and fees were included, the returns shown would be lower. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

Year to date performance as of 3/31/10: ____%

The SM&R Balanced Fund’s fiscal year ends on August 31st.

	Quarter Ended	Total Return
Best Quarter	June 30, 2009	13.23%
Worst Quarter	December 31, 2008	(17.02)%

Average Annual Total Returns (for the period ended 12/31/09)

	1 Year	5 Years	10 Years
Class T Shares:
Return Before Taxes	14.62%	-1.19%	0.58%
Return After Taxes on Distributions	13.79%	-2.42%	-0.68%
Return After Taxes on Distributions and Sale of Fund Shares	9.43%	-1.43%	-0.08%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)	23.35%	2.64%	2.79%

Risk/Return Bar Chart –Equity Income Fund-Class A Shares

The Funds Class A and Class B Shares are new classes of shares, and are expected to commence operations on or about April 26, 2010. The Fund offers one other class of shares, Direct Shares. For the periods prior to the commencement of operations of Class A and Class B Shares, the performance information shown below is for the Fund’s Direct Shares, adjusted to reflect the expenses of the Class A and Class B Shares. The performance information has not been adjusted to remove any voluntary waiver of Fund expenses attributable to Direct Shares that may have occurred during the period prior to the commencement of operations of the Class A and Class B Shares.

The bar chart and performance table below show the variability of the Fund’s performance from year to year. The table compares the performance of the Equity Income Fund with a benchmark index. These figures assume that all distributions are reinvested. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Equity Income Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

TO BE FILED BY AMENDMENT

Year to date performance as of 3/31/10: ____%

The Equity Income Fund’s fiscal year ends on August 31st.

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

TO BE FILED BY AMENDMENT

Average Annual Total Returns (for the period ended 12/31/09)

	1 Year	5 Years	10 Years
Class A Shares:
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Class B Shares
Return Before Taxes
S&P 500/Citigroup Value Index
S&P 500 Composite Stock Price Index

Risk/Return Bar Chart –Equity Income Fund-Direct Shares

The following chart and table show the variability of the Equity Income Fund’s Direct Shares performance from year to year. The table compares the performance of the Equity Income Fund with a benchmark index. These figures assume that all distributions are reinvested. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

Year to date performance as of 3/31/10: ____%

The Equity Income Fund’s fiscal year ends on August 31st.

	Quarter Ended	Total Return
Best Quarter	June 30, 2009	18.63%
Worst Quarter	December 31, 2008	(20.02)%

Average Annual Total Returns (for the period ended 12/31/09)

	1 Year	5 Years	10 Years
Direct Shares:
Return Before Taxes	26.71%	1.55%	2.60%
Return After Taxes on Distributions	26.06%	0.70%	1.83%
Return After Taxes on Distributions and Sale of Fund Shares	17.29%	0.97%	1.83%
S&P 500/Citigroup Value Index	21.19%	-0.78%	0.83%
S&P 500 Composite Stock Price Index	26.47%	0.42%	-0.95%

SM&R Government Bond Fund- U.S. Government Securities Fund

Risk/Return Bar Chart –SM&R Government Bond Fund- Class A Shares

The following bar chart for Class A Shares (inception of class 1/1/99) shows the annual total returns for such class of the SM&R Government Bond Fund for the last ten calendar years. The returns shown in the bar chart do not include the effect of sales charges and account fees. If such charges and fees were included, the returns shown would be lower. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

Year to date performance as of 3/31/10: ____%

The SM&R Government Bond Fund’s fiscal year ends on August 31st.

	Quarter Ended	Total Return
Best Quarter	December 31, 2008	4.56%
Worst Quarter	June 30, 2004	(2.41)%

Average Annual Total Returns (for the period ended 12/31/09)

	1 Year	5 Years	10 Years
Class A Shares:
Return Before Taxes	-5.15%	2.92%	4.15%
Return After Taxes on Distributions	-5.96%	1.77%	2.74%
Return After Taxes on Distributions and Sale of Fund Shares	-5.72%	1.81%	2.71%
Class B Shares
Return Before Taxes	-3.68%	2.77%	3.83%
Lipper General U.S. Government Fund Index (reflects no deduction for fees, expenses, or taxes)	3.30%	4.28%	5.46%

Risk/Return Bar Chart –SM&R Government Bond Fund- Class T Shares

The following bar chart shows the annual total returns for Class T Shares of the SM&R Government Bond Fund for each of the last ten calendar years. The returns shown in the bar chart do not include the effect of sales charges and account fees. If such charges and fees were included, the returns shown would be lower. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

Year to date performance as of 3/31/10: ____%

The SM&R Government Bond Fund’s fiscal year ends on August 31st.

	Quarter Ended	Total Return
Best Quarter	December 31, 2008	4.51%
Worst Quarter	June 30, 2004	(2.36)%

Average Annual Total Returns (for the period ended 12/31/09)

	1 Year	5 Years	10 Years
Class T Shares:
Return Before Taxes	-4.88%	2.95%	4.26%
Return After Taxes on Distributions	-5.70%	1.80%	2.80%
Return After Taxes on Distributions and Sale of Fund Shares	-3.17%	1.84%	2.73%
Lipper General U.S. Government Fund Index (reflects no deduction for fees, expenses, or taxes)	3.30%	4.28%	5.46%

Risk/Return Bar Chart –U.S. Government Securities Fund-Class A Shares

The Funds Class A and Class B Shares are new classes of shares, and are expected to commence operations on  or about April 26, 2010. The Fund offers one other class of shares, Direct Shares. For the periods prior to the commencement of operations of Class A and Class B Shares, the performance information shown below is for the Fund’s Direct Shares, adjusted to reflect the expenses of the Class A and Class B Shares. The performance information has not been adjusted to remove any voluntary waiver of Fund expenses attributable to Direct Shares that may have occurred during the period prior to the commencement of operations of the Class A and Class B Shares.

The bar chart and performance table below show the variability of the Fund’s performance from year to year. The table compares the performance of the Fund with a benchmark index. These figures assume that all distributions are reinvested. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

TO BE FILED BY AMENDMENT

Year to date performance as of 3/31/10: ____%

The U.S. Government Securities Fund Fund’s fiscal year ends on August 31st.

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

TO BE FILED BY AMENDMENT

Average Annual Total Returns (for the period ended 12/31/09)

	1 Year	5 Years	10 Years
Class A Shares:
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Class B Shares
Return Before Taxes
Barclays GNMA Index
Barclays Treasury Index

Risk/Return Bar Chart –U.S. Government Securities Fund-Direct Shares

The following chart and table show the variability of the Fund’s performance from year to year. The table compares the performance of the Fund with benchmark indices. These figures assume that all distributions are reinvested. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

Year to date performance as of 3/31/10: ____%

The U.S. Government Securities Fund Fund’s fiscal year ends on August 31st.

	Quarter Ended	Total Return
Best Quarter	December 31, 2000	5.24%
Worst Quarter	June 30, 2009	(5.07)%

Average Annual Total Returns (for the period ended 12/31/09)

	1 Year	5 Years	10 Years
Direct Shares:
Return Before Taxes	-4.95%	2.98%	4.62%
Return After Taxes on Distributions	-6.08%	1.62%	2.96%
Return After Taxes on Distributions and Sale of Fund Shares	-3.20%	1.76%	2.97%
Barclays GNMA Index	5.35%	5.57%	6.28%
Barclays Treasury Index	-3.57%	4.85%	6.12%

SM&R Money Market Fund- The United States Treasury Trust

Risk/Return Bar Chart –SM&R Money Market Fund

The following bar chart for the Money Market Fund (inception date 1/1/99) shows the annual total returns for the past ten calendar years. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

Year to date performance as of 3/31/10: ____%

The SM&R Money Market Fund’s fiscal year ends on August 31st.

	Quarter Ended	Total Return
Best Quarter	September 30, 2000	1.52%
Worst Quarter	December 31, 2009	0.00%*

*The Money Market Fund’s worst quarter return of 0.00% also occurred for the quarter ended June 30, 2009 and September 30, 2009.

Average Annual Total Returns (for the period ended 12/31/09)

	1 Year	5 Years	10 Years
SM&R Money Market Fund	0.01%	2.73%	2.57%
Lipper Money Market Fund Index	0.24%	2.90%	2.69%

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Fund.

Risk/Return Bar Chart –The United States Treasury Trust- Direct Shares

The following chart and table show the variability of the Fund’s performance from year to year. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

Year to date performance as of 3/31/10: ___%

The United States Treasury Trust’s fiscal year ends on August 31st.

	Quarter Ended	Total Return
Best Quarter	December 31, 2000	1.46%
Worst Quarter	December 31, 2009	0.00%

Average Annual Total Returns (for the period ended 12/31/09)

	1 Year	5 Years	10 Years
Direct Shares
The United States Treasury Trust	0.00%	2.40%	2.40%

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Turnover

The SM&R Funds and the Caltrust Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund's performance.

During the most recent fiscal year, the SM&R Funds and the Caltrust Funds portfolio turnover rates are as follows:

Fund	Percentage of the Average Value of its Portfolio
SM&R Growth Fund	11.84%
SM&R Equity Income Fund	6.07%
SM&R Balanced Fund	10.71%
Equity Income Fund	27.02%
SM&R Government Bond Fund	0.00%
U.S. Government Securities Fund	82.33%
SM&R Money Market Fund	NA
The United States Treasury Trust	NA

FINANCIAL HIGHLIGHTS
The Financial Highlights for each SM&R Fund and each Caltrust Fund are included as Annex B to this Prospectus/Proxy Statement. Certain information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a SM&R Fund or a Caltrust Fund, assuming reinvestment of any dividends.

SM&R Funds

This information is derived from the financial statements of the SM&R Funds, which for the year ended August 31, 2005, have been audited by Tait Weller and Baker, LLP. For the years ended, August 31, 2006, 2007, 2008 and 2009, the information has been audited by BKD, LLP. BKD’s report, along with the Funds’ financial statements, is included in the SM&R Fund’s Annual Report, which is available upon request.

Caltrust Funds

This information has been audited by Tait, Weller & Baker LLP, whose report, along with the Fund’s financial statements, are included in the Annual Report, which is available upon request

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Attached hereto as Annex C to this Prospectus/Proxy Statement are the Management’s Discussions of Fund Performance and line graphs showing performance for the most recent fiscal year of the Equity Income Fund and U.S. Government Securities Fund.

INVESTMENT ADVISERS
SM&R Funds

The SM&R Funds’ Board of Directors has delegated to the SM&R Adviser, located at 2450 South Shore Boulevard, League City, Texas 77573, the management of the SM&R Funds’ day-to-day business and affairs. In addition, the SM&R Adviser invests the SM&R Funds’ assets, provides administrative services, and serves as transfer agent,  dividend paying agent, and underwriter.

The SM&R Adviser is a wholly-owned subsidiary of American National Insurance Company. The SM&R Adviser was incorporated in 1964 and has managed mutual funds since 1966. The SM&R Adviser does and may, from time to time, serve as investment adviser to other clients including banks, employee benefit plans, other investment companies, foundations and endowment funds. As of February 28, 2010, the SM&R Adviser had $14.8 billion in assets under management.

Caltrust Funds

The investment adviser for the Caltrust Funds is the Caltrust Adviser, located at 44 Montgomery Street, Suite 2100, San Francisco, CA 94104.  The Caltrust Adviser manages $525 million in mutual fund assets as of February 28, 2010 and has been managing mutual funds since 1985. The Caltrust Adviser is responsible for managing the portfolios and handling the administrative requirements of the Caltrust Funds.

PORTFOLIO MANAGEMENT INFORMATION
SM&R Funds

SM&R Growth Fund, SM&R Balanced Fund, SM&R Government Bond Fund and SM&R Money Market Fund

Anne M. LeMire, Portfolio Manager and Co-Portfolio Manager. Ms. LeMire is Vice President, Head of Fixed Income for the SM&R Adviser, Senior Securities Analyst/Portfolio Manager since 2003 and is a member of the investment committee. She has been the Portfolio Manager for the SM&R Growth Fund and Co-Portfolio Manager of the SM&R Balanced Fund since May 2006. She has also been the  Portfolio Manager for the SM&R Government Bond and SM&R Money Market Funds since 2001. She was Assistant Portfolio Manager for these funds from 2000 to 2001. She is also Portfolio Manager for the American National Growth Portfolio and Co-Portfolio Manager of the American National Balanced Portfolio since May 2006, each of which are portfolios of American National Investment Accounts, Inc. (“ANIA”). She also served as Assistant Portfolio Manager for these portfolios from 2000 to 2001. ANIA is another investment company fund managed by SM&R, which is used exclusively for variable contracts issued by American National Insurance Company. Ms. LeMire began with SM&R in 1990 and held the position of Assistant Vice President and Controller prior to joining the investment staff in February 1999. She holds an accounting degree from the University of Houston and earned the Certified Public Accountant designation in 1990. Before joining SM&R, she held an auditing position at the University of Texas Medical Branch. She is a Chartered Financial Analyst.

SM&R Growth Fund, SM&R Equity Income Fund and SM&R Balanced Fund

John S. Maidlow, Portfolio Manager and Co-Portfolio Manager. Mr. Maidlow is Vice President, Head of Portfolio Management for SM&R since 2003, Portfolio Manager for Private Advisory Clients since 1998, and is a member of the investment committee. Mr. Maidlow has been the Portfolio Manager of the Equity Income Fund and Co-Portfolio Manager of the Balanced Fund since May 2006, and Portfolio Manager of ANIA’s American National Equity Income Portfolio and Co-Portfolio Manager of ANIA’s American National Balanced Portfolio since May 2006. He was Portfolio Manager of the Money Market Fund and ANIA’s American National Money Market Portfolio from 2000-2002, and he was Assistant Portfolio Manager of the Money Market Fund and ANIA’s American National Money Market Portfolio from 1998-2000. Mr. Maidlow graduated from the University of Texas, Austin, Texas, with a BBA in Finance in 1979 and from Baylor University, Waco, Texas with a Masters of Business Administration in 1997. He is a Chartered Financial Analyst.

Mr. Darren W. King, Assistant Portfolio Manager. Mr. King is Senior Securities Analyst and Portfolio Manager, SM&R, since May 2006 and is a member of the investment committee. Mr. King has been the Assistant Portfolio Manager for the Growth, Equity Income and Balanced Funds since May 2006. He is also Assistant Portfolio Manager for ANIA’s American National Growth, Equity Income and Balanced Portfolios since May 2006. Mr. King began his investment career with FCA Corporation as an Associate Financial Planner from 1997-1999 and with Woodway Financial Advisors as Senior Portfolio Manager and Investment Officer from 1999-2006. He graduated from Knox College, Galesburg, Illinois, with a Bachelor of Arts in 1994 and from Texas Tech University, Lubbock, Texas, with a Masters of Business Administration General Business Concentration in 1997. Mr. King is a Chartered Financial Analyst.

SM&R Government Bond Fund and SM&R Money Market Fund

Gordon D. Dixon, Assistant Portfolio Manager. Mr. Dixon is a Director, Senior Vice President and Chief Investment Officer of SM&R, and a member of the investment committee. He has been the Assistant Portfolio Manager for the Government Bond and Money Market Funds since 2001. He was previously Assistant Portfolio Manager for the Growth, Equity Income and Balanced Funds from 2001 to May 2006 and was previously Portfolio Manager and Co-Portfolio Manager of such funds. Mr. Dixon also serves as Assistant Portfolio Manager of ANIA’s Money Market Portfolio since 2001. He was previously Assistant Portfolio Manager for the Growth, Equity Income and Balanced Funds and ANIA’s American National Growth, Equity Income and Balanced Portfolios from 2001-2006. Mr. Dixon graduated from the University of South Dakota with a B.A. in Finance and Accounting and from Northwestern University in 1972 with an M.B.A. in Finance and Accounting. He began his investment career in 1972 as an Administrative and Research Manager with Penmark Investments. In 1979, he began working for American Airlines in the management of the $600 million American Airlines Pension Portfolio, of which approximately $100 million was equities. In 1984, he was employed by C&S/Sovran Bank in Atlanta, Georgia as Director of Equity Strategy, where he had responsibility for all research, equity trading and quantitative services groups as well as investment policy input of a portfolio of approximately $7 billion, of which $3.5 billion was equities.

Caltrust Funds

The following individuals are the portfolio managers of the Caltrust Funds.

Equity Income Fund

Stephen C. Rogers has been the portfolio manager for the Equity Income Fund since 2003. Mr. Rogers is a member of the portfolio management team for the Caltrust bond funds and the Caltrust money market funds. He joined the Caltrust Adviser in 1993 and serves as Chief Executive Officer of the Caltrust Adviser. Mr. Rogers graduated from the University of Iowa in 1988 and earned his MBA from the University of California at Berkeley in 2000.

U.S. Government Securities Fund and The United States Treasury Trust

William Mock has served as the lead portfolio manager of the U.S. Government Securities Fund and the United States Treasury Trust since February 22, 2010. Mr. Mock serves as a Co-portfolio manager of the  U.S. Government Securities Fund and the United States Treasury Trust form 2001-2003. He left the firm in 2003 to work for TKI Capital Management, a convertible arbitrage hedge fund, where he served as head Trader until 2006. In 2007, Mr. Mock rejoined an affiliate of California Investment Trust, ETSpreads in his current position. Prior to 2001, Mr. Mock gained investment and trading experience at Société Générale and Citibank, N.A. Mr. Mock earned a BS in engineering from Kansas State University and is an honors graduate of the University of Chicago Graduate School of Business MBA Program, with an emphasis in finance.

ADVISORY FEES, SERVICE FEES, SHAREHOLDER FEES AND OTHER EXPENSES

Investment Advisory Fees

The annual investment advisory fee for each SM&R Fund and each Caltrust Fund, as a percentage of each SM&R Fund’s and each Caltrust Fund’s daily net assets, is as follows:

SM&R Funds	Advisory Fee	Caltrust Funds	Advisory Fee
SM&R Growth Fund Class A Shares Class B Shares Class T Shares	0.75% 0.75% 0.75%	Equity Income Fund Class A Shares Class B Shares Direct Shares	0.50% 0.50% 0.50%
SM&R Equity Income Fund Class A Shares Class B Shares Class T Shares	0.75% 0.75% 0.75%	Equity Income Fund Class A Shares Class B Shares Direct Shares	0.50% 0.50% 0.50%
SM&R Balanced Fund Class A Shares Class B Shares Class T Shares	0.75% 0.75% 0.75%	Equity Income Fund Class A Shares Class B Shares Direct Shares	0.50% 0.50% 0.50%
SM&R Government Bond Fund Class A Shares Class B Shares Class T Shares	0.50% 0.50% 0.50%	U.S. Government Securities Fund Class A Shares Class B Shares Direct Shares	0.50% 0.50% 0.50%*
SM&R Money Market Fund	0.25%	The United States Treasury Trust Direct Shares	0.50%*

* The Caltrust Adviser may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent, the reimbursement does not cause the Direct Shares of U.S. Government Securities Fund or The United States Treasury Trust to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Caltrust Board of Trustees.

In order to improve the yield and total return of one or more of the SM&R Funds, the SM&R Adviser may from time to time voluntarily waive or reduce all or any portion of its advisory fee, administrative fee, and/or assume certain or all expenses of any fund, while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. Fee waivers and/or reductions, other than those stated in an administrative service agreement, may be rescinded by SM&R at any time without notice to investors. Until December 31, 2010, the SM&R Adviser has voluntarily agreed to reimburse expenses incurred by the SM&R Growth Fund, the SM&R Equity Income Fund, the SM&R Balanced Fund, and the SM&R Government Bond Fund to the extent that total expenses exceed average daily net assets as follows: 1.36% for the SM&R Growth Fund — Class A, 1.86% for the SM&R Growth Fund — Class B, 1.26% SM&R Equity Income Fund  —-Class A, 1.76% for the SM&R Equity Income Fund — Class B, 1.30% for the SM&R Balanced Fund — Class A, 1.80% for the SM&R Balanced Fund — Class B, 0.73% for the SM&R Government Bond Fund — Class A, 1.23% for the SM&R Government Bond Fund — Class B. and 0.73% for the SM&R Government Bond Fund — Class T Shares.

A discussion of the SM&R Funds’ Board’s review of the SM&R Funds’ investment advisory contract is available in each SM&R Fund’s annual report dated August 31, 2009.  A discussion of the Caltrust Funds’ Board’s review of each Caltrust Funds’ investment advisory contract in each Fund’s annual report dated August 31, 2009.

Administrative Fees

SM&R Funds

Under the SM&R Administrative Service Agreements between the SM&R Adviser and the SM&R Registrant, on behalf of the SM&R Funds (the “SM&R Administrative Agreements”), the SM&R Adviser provides all non-investment related management, executive, administrative and operational services to the SM&R Registrant.

In its capacity as administrator under the SM&R Administrative Agreements, SM&R Adviser furnishes and pays for the services of all officers and employees necessary to perform the executive, administrative, clerical and bookkeeping functions of the SM&R Registrant. SM&R Adviser's duties as administrator include, among other things: administering the SM&R Registrant affairs; maintaining office facilities; processing purchase orders and redemption requests; furnishing statistical and research data; and furnishing the services of all persons necessary for the clerical, accounting, data processing, bookkeeping and certain other services required by the SM&R Registrant.

In its capacity as transfer agent and dividend disbursing agent under the SM&R Administrative Agreements, the SM&R Adviser's duties include, but are not limited to: dividend disbursements and transfer agency services; maintaining shareholder accounts; preparing shareholder meeting lists and mailing and tabulating proxies; mailing shareholder reports and other materials to shareholders; tax withholding; and "blue sky" related services.

Under the SM&R Administrative Agreements the SM&R Adviser receives a management and administrative service fee from each SM&R Fund, which is computed by applying to the aggregate average daily net asset value of each SM&R Fund, each month one-twelfth (1/12th) of the annual rate as follows:

On the Portion of Each SM&R Fund’s Average Daily Net Assets	Administrative Service Fee Annual Rate
Not exceeding $100,000,000	0.25%
Exceeding $100,000,000 but not exceeding $200,000,000	0.20%
Exceeding $200,000,000 but not exceeding $300,000,000	0.15%
Exceeding $300,000,000	0.10%

In the SM&R Administrative Agreements, the SM&R Adviser has agreed to pay (or to reimburse each SM&R Fund for) each SM&R Fund’s regular operating expenses in excess of 1.25% (0.50% for the SM&R Money Market Fund) per year of each such fund’s average daily net assets. Regular operating expenses include the advisory fee and administrative service fee, if any, paid to the SM&R Adviser, but do not include 12b-1 fees, class specific expenses, interest, taxes, commissions, and other expenses incidental to portfolio transactions.

As noted above, in order to improve the yield and total return of one or more of the SM&R Funds, the SM&R Adviser may from time to time voluntarily waive or reduce all or any portion of its advisory fee, administrative fee, and/or assume certain or all expenses of any fund, while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. Fee waivers and/or reductions, other than those stated in the Administrative Agreements, may be rescinded by SM&R at any time without notice to investors.

Caltrust Funds

Pursuant to the Caltrust Fund Administration Servicing Agreements (the “Caltrust Administration Agreements”), the Caltrust Adviser also serves as the Caltrust Funds’ Administrator. The Caltrust Adviser is responsible for handling the administrative requirements of the Caltrust Funds and, as compensation for these duties, receives fees as outlined below.

On the Portion of Caltrust Registrant Average Daily Net Assets	Administrative Service Fee Annual Rate
$100 million in combined assets of the Caltrust Registrant	0.10%
Next $400 million in combined assets of the Caltrust Registrant	0.08%
Caltrust Registrant combined assets over $500 million	0.06%

Services Fees and 12b-1 Fees

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

SM&R Funds

The SM&R Registrant has adopted Distribution and Shareholder Servicing Plans (the "SM&R 12b-1 Plans," each a "SM&R 12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class A and Class B shares of the SM&R Government Bond Fund, SM&R Growth Fund, SM&R Equity Fund and the SM&R Balanced Fund. The SM&R 12b-1 Plans provide that the SM&R Adviser (or other persons on behalf of SM&R) will provide distribution and/or shareholder services to the Class A and Class B Shares of the SM&R Government Bond Fund, SM&R Growth Fund, the SM&R Equity Fund and the SM&R Balanced Fund. The 12b-1 fee for Class A Shares of the SM&R Government Bond Fund, SM&R Growth Fund, the SM&R Equity Fund and the SM&R Balanced Fund is 0.25% The Class B Shares of the SM&R Government Bond Fund, SM&R Growth Fund, the SM&R Equity Fund and the SM&R Balanced Fund have a 12b-1 fee of 0.50% and a 0.25% service fee. The SM&R Adviser serves as the SM&R Funds’ Distributor.

Caltrust Funds

Under the Caltrust Registrant’s 12b-1 Plan, the Equity Income Fund and U.S. Government Securities Fund pay distribution fees to the Equity Income Fund’s and U.S. Government Securities Fund’s distributor at an annual rate of 0.25% of the Equity Income Fund and U.S. Government Securities Fund’s aggregate average daily net assets attributable to its Class A, to reimburse the distributor for its expenses in connection with the promotion and distribution of the Class A Shares. In addition, Equity Income Fund and U.S. Government Securities Fund pay distribution fees to the distributor at an annual rate of 0.50% of the Equity Income Fund and U.S. Government Securities Fund’s aggregate average daily net assets attributable to their Class B shares. The Class B Shares of the Equity Income Fund and the U.S. Government Securities Fund also have a 0.25% service fee. The Caltrust Registrants 12b-1 Plan provides that the Equity Income Fund and U.S. Government Securities Fund’s distributor may use the distribution fees received from the Class A Shares and Class B Shares of the Equity Income Fund and U.S. Government Securities Fund covered by the Caltrust Registrants 12b-1 Plan only to pay for the distribution expenses of that class. RFS Partners, a California limited partnership, serves as the Caltrust Distributor.

The following chart summarizes the Service Fees and 12b-1 Fees charged by the Funds.

Fund /Class	12b-1 Fee	Service Fee	Total 12b-1 and Service Fee
SM&R Growth Fund Class A Shares Class B Shares Class T Shares	0.25% 0.50% None	None 0.25% None	0.25% 0.75% None
SM&R Equity Income Fund Class A Shares Class B Shares Class T Shares	0.25% 0.50% None	None 0.25% None	0.25% 0.75% None
SM&R Balanced Fund Class A Shares Class B Shares Class T Shares	0.25% 0.50% None	None 0.25% None	0.25% 0.75% None
Equity Income Fund Class A Shares Class B Shares Direct Shares	0.25% 0.75% None	None 0.25% None	0.25% 0.75% None
SM&R Government Bond Fund Class A Shares Class B Shares Class T Shares	0.25% 0.50% None	None 0.25% None	0.25% 0.75% None
U.S. Government Securities Fund Class A Shares Class B Shares Direct Shares	0.25% 0.75% None	None 0.25% None	0.25% 0.75% None

Other Expenses

SM&R Funds

The SM&R Funds also charge a $10.00 custodian fee applicable to tax deferred accounts only. The SM&R Funds’ custodian is Moody National Bank whose address is 2302 Post Office St., Gavelston, TX 77550. The SM&R Funds incur custodian fees and expenses as provided in their custodian agreement with Moody National Bank. The Caltrust Funds’ custodian is U.S. Bank N.A. whose address is 1 California St., San Francisco, CA 94111.

PROCEDURES FOR PURCHASING, REDEEMING AND EXCHANGING SHARES

The transfer agent and dividend-disbursing agent for the Caltrust Funds is ALPS Fund Services, Denver (“Alps”).  Services provided by Alps include the issuance, cancellation and transfer of the Caltrust Funds’ shares, and the maintenance of records regarding the ownership of such shares.

SM&R is a federally registered transfer agent and as such serves as the transfer agent and dividend-disbursing agent for the SM&R Funds.  Services provided by SM&R’s transfer agency services include the issuance, cancellation and transfer of the SM&R Funds’ shares, and the maintenance of records regarding the ownership of such shares.

Reference is made to the Prospectuses of the SM&R Funds dated December 31, 2009, the Prospectus for Direct Shares for the Caltrust Funds dated January 1, 2010 and the Prospectus for the Class A Shares and Class B Shares for the Caltrust Funds (other then The United States Treasury Trust) dated April 26, 2010 each of which is incorporated herein by reference, for a complete description of purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of the SM&R Funds and the Caltrust Funds.

The following charts highlight certain purchase, redemption and exchange features of the SM&R Funds as compared to such features of the Caltrust Funds.

Minimum Investments

SM&R Funds	Initial Investment Minimum	Subsequent Investment Minimum	Retirement Plan Initial Investment Minimum	Retirement Plan Subsequent Investment Minimum	Automatic Investment Plan Investment Initial/Subsequent Investment
Class A Shares	$100	$20	$100	$20	$100/$20
Class B Shares	$100	$20	$100	$20	$100/$20
Class T Shares	$100	$20	$100	$20	$100/$20
Money Market Fund	$1,000	$100	$100	$20	$100/$20
Caltrust Funds	Initial Investment Minimum	Subsequent Investment Minimum	Retirement Plan Initial Investment Minimum	Retirement Plan Subsequent Investment Minimum*	IRA Automatic Investment Plan Investment Initial/Subsequent Investment
Class A Shares	$1,000	$250	$1,000	$500	$500/$100
Class B Shares	$1,000	$250	$1,000	$500	$500/$100
Direct Shares	$1,000	$250	$1,000	$500	$500/$100
Money Market Fund	$1,000	$250	$1,000	$500	$500/$100

* A shareholder may open an IRA account with a minimum initial deposit of $500 if you participate in Caltrust Funds’ Automatic Investment Plan (AIP). A minimum monthly contribution of $100 is required through AIP. For additional information on The Caltrust Fund’s AIP program, see the section titled “Automatic Investment Plan” in the Caltrust Funds’ Prospectus, a copy of which is being delivered with this Prospectus/Proxy Statement.

Note: Initial investment minimums of the Caltrust Funds will be waived for purposes of the Reorganizations.

Description of Fund Share Classes

SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund and Equity Income Fund

Class A Shares of SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund and Equity Income Fund are sold at NAV, plus a front end sales charge as listed below:

Amount Invested	Sales Charge as a Percentage of Public Offering Price	Sales Charges as a Percentage of Net Amount Invested
Less than $50,000	5.0%	5.3%
$50,000 but less than $100,000	4.5%	4.7%
$100,000 but less than $250,000	3.5%	3.6%
$250,000 but less than $500,000	2.5%	2.6%
$500,000 but less than $1 million	1.5%	1.5%
$1 million and over	See below*	None

*Although no “front-end” sales charge applies to purchases of $1 million and over, a shareholder will pay a contingent deferred sales charge (CDSC) of 1.00% of the net asset value if the shareholder redeems the shareholder’s shares within 13 months after you bought them. The CDSC will be calculated in the same manner as for Class B Shares.

Class B Shares of SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund and Equity Income Fund are sold at NAV, without a front end sales charge. However, there is a CDSC on shares shareholders sell, the amount of which depends on the number of years since such purchase.  If a shareholder sells Class B Shares of these Funds within five years after buying them, the shareholder will pay the CDSC shown in the following table:

Years Since Purchase	Contingent Deferred Sales Charge (as a % of offering price at the time of purchase)
Year 1	5.00%
Year 2	4.00%
Year 3	3.00%
Year 4	2.00%
Year 5	1.00%
Year 6+	None

SM&R shareholders will receive credit for any eligible period of time that SM&R shareholder held his/her SM&R Fund shares for purposes of determining the holding period necessary to avoid imposition of the redemption/exchange fee applicable to the Caltrust Fund shares received by the SM&R Fund shareholder as part of the Reorganization.

Class T Shares of SM&R Growth Fund, SM&R Equity Income Fund, and SM&R Balanced Fund are sold at NAV, plus a front end sales charge as listed below. In contrast the Direct Shares of the Equity Income Fund are sold at NAV and are not subject to  a front end sales charge or a CDSC.

Amount Invested	Sales Charge as a Percentage of Public Offering Price	Sales Charges as a Percentage of Net Amount Invested
Less than $50,000	5.75%	6.1%
$50,000 but less than $100,000	4.5%	4.7%
$100,000 but less than $250,000	3.5%	3.6%
$250,000 but less than $500,000	2.5%	2.6%
$500,000 and over	None	None

SM&R Government Bond Fund and U.S. Government Securities Fund

Class A Shares of SM&R Government Bond Fund and U.S. Government Securities Fund are sold at NAV, plus a front end sales charge as listed below:

Amount Invested	Sales Charge as a Percentage of Public Offering Price	Sales Charges as a Percentage of Net Amount Invested
Less than $50,000	4.75%	4.9%
$50,000 but less than $100,000	4.50%	4.7%
$100,000 but less than $250,000	3.50%	3.6%
$250,000 but less than $500,000	2.50%	2.6%
$500,000 but less than $1 million	1.50%	1.5%
$1 million and over	See below*	None

*Although no “front-end” sales charge applies to purchases of $1 million and over, a shareholder will pay a contingent deferred sales charge (CDSC) of 1.00% of the net asset value if the shareholder redeems the shareholder’s shares within 13 months after you bought them. The CDSC will be calculated in the same manner as for Class B Shares.

Class B Shares of SM&R Government Bond Fund and U.S. Government Securities Fund are sold at NAV, without a front end sales charge. However, there is a CDSC on shares shareholders sell, the amount of which depends on the number of years since such purchase. If a shareholder sells Class B Shares of these Funds within three years after buying them, the shareholder will pay the CDSC shown in the following table:

Years Since Purchase	Contingent Deferred Sales Charge (as a % of offering price at the time of purchase)
Year 1	3.00%
Year 2	2.00%
Year 3	1.00%
Year 4	None

SM&R shareholders will receive credit for any eligible period of time that SM&R shareholder held his/her SM&R Fund shares for purposes of determining the holding period necessary to avoid imposition of the redemption/exchange fee applicable to the Caltrust Fund shares received by the SM&R Fund shareholder as part of the Reorganization.

Class T Shares of SM&R Government Bond Fund are sold at NAV, plus a front end sales charge as listed below. In contrast the Direct Shares of the U.S. Government Securities Fund are sold at NAV and are not subject to a front end sales charge or a CDSC.

Amount Invested	Sales Charge as a Percentage of Public Offering Price	Sales Charges as a Percentage of Net Amount Invested
Less than $100,000	4.50%	4.7%
$100,000 but less than $250,000	3.5%	3.6%
$250,000 but less than $500,000	2.5%	2.6%
$500,000 and over	None	None

SM&R Money Market Fund and The United States Treasury Trust

None of the share classes for the SM&R Money Market Fund nor the United States Treasury Trust incur any sales load fees or CDSC charges.

The Class B Shares of the Caltrust Funds will not be sold by the Caltrust Funds after the Closing Date unless the Caltrust Registrant determines otherwise in its sole discretion.

Purchases

Both the SM&R Funds and the Caltrust Funds are open each day the New York Stock Exchange is open, except that the U.S. Government Securities Fund and the United States Treasury Trust are closed on Columbus Day (observed) and Veterans Day (observed). Purchases of shares of the Caltrust Funds and the SM&R Funds are made through an investment professional, directly from the Funds or through an exchange from another Caltrust Fund or SM&R Fund.  Once an account is opened, additional shares may be purchased by mail, by wire, by exchange the automatic investment plan or through a depositary institution that is an automatic clearing house member.  The Caltrust Funds’ charge $250 for subsequent investments, unless made through their automatic investment plan.  The Caltrust Funds and the SM&R Funds both reserve the right to reject any purchase.  The purchase price of the shares of the Caltrust Funds and SM&R Funds are based on the Funds’ net asset value (“NAV”), plus any applicable sales charges.  However, shareholders of the SM&R Funds will not be charged these sales charges on the conversion of their SM&R Funds Shares to Caltrust Fund Shares at the time of the Reorganization. The NAV for each of the Funds is calculated as of market close, currently 4:00 p.m. Eastern time (3:00 p.m. Central time) on each day that the markets are open. Purchase orders that are received by the Caltrust Funds and the SM&R Funds in good order are executed at the net asset value next calculated.

The Caltrust Funds and the SM&R Funds value securities that are listed on a national exchange at the last reported sale price. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Board of the Caltrust Funds and the SM&R Funds respectively.

In addition, for the Caltrust Funds, futures contracts are valued at their final settlement price as determined by the Chicago Mercantile Exchange and U.S. Treasury Bills are valued at amortized cost, which approximates market value. Portfolio securities of the U.S. Government Securities Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to the instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued using the amortized cost method as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Caltrust Registrant’s Board of Trustees using consistently applied procedures established by the Caltrust Registrant’s Board of Trustees. The effect of valuing securities held by the Caltrust Funds at fair value may be that the price so determined may be different than the price that would be determined if reliable market quotations were available or if another methodology were used.

Please see the prospectuses of the Caltrust Funds and the SM&R Funds, incorporated by reference, for additional information concerning sales charge reductions and waivers.

Redemptions

SM&R Funds

Redemptions of shares of the SM&R Funds will be at net asset value less any applicable CDSC, which is determined on the date a shareholder’s redemption request is received in good order. A shareholder may redeem shares by phone, mail, fax, in person or by systematic withdrawal plan. Shareholders of the SM&R Money Market Fund may redeem shares through Money Market Fund Expedited Redemptions.

Normally, redemption proceeds of shares purchased by wire, certified check, money order, by wire, or other immediately available funds will be mailed no later than the 7th calendar day following receipt of a shareholder’s redemption request. Mailing of redemptions of shares recently purchased by a personal check, payroll deduction, direct bill or ACH transfer will be delayed until the check or transfer clears, which can be up to fifteen (15) business days. However, this time period may be extended depending on the payment method. The SM&R Funds reserve the right to redeem “in kind” by paying a shareholder the proceeds of a redemption in securities rather than cash.

Caltrust Funds

Redemptions of shares of the Caltrust Funds will be at net asset value, less any applicable CDSC, next calculated after the Caltrust Funds received a shareholder’s redemption request in good form. A shareholder may redeem shares by phone, mail, check, by exchange, by wire, by electronic funds transfer, by systematic withdrawal plan or online. Retirement Plan shareholders should complete a Rollover Distribution Election Form in order to sell shares of the Caltrust Funds so that the sale is treated properly for tax purposes. Once a shareholder’s shares are redeemed, the Caltrust Funds will normally mail the shareholder the proceeds on the next business day, but no later than within 7 days. When the markets are closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances as determined by the SEC to merit such action, a Caltrust Fund may suspend redemption or postpone payment dates. If a shareholder wants to keep the shareholder’s account(s) open, the shareholder should be sure that the value of the shareholder’s account does not fall below $5,000 ($1,000 in the case of Equity Income Fund) because of redemptions. The Caltrust Adviser may elect to close an account and mail a shareholder the proceeds to the address of record. A shareholder will receive 30 days written notice that the shareholder’s account(s) will be closed unless the shareholder makes an investment to increase the shareholder’s account balance(s) to the $5,000 minimum ($1,000 in the case of the Equity Income Fund). If a shareholder closes the shareholder’s account, any accrued dividends will be paid as part of the shareholder’s redemption proceeds.

Exchanges

SM&R Funds

A SM&R shareholders can make an investment by exchange from an existing SM&R Fund to another SM&R Fund by calling SM&R Investor Services if your account(s) have telephone exchange privileges.  Shareholders can only exchange shares in the same class with identical registrations.  There is no sales charge or redemption fee when exchanging from one SM&R Fund to another within the same class of shares.  Orders placed before 3 p.m. Central Time on regular trading days will receive that day’s closing price (if not, a shareholder will receive the next regular trading day’s closing price).  Exchanges are limited to three per calendar quarter, and twelve per calendar year.  Exchanges between accounts that do not have identical ownership registration must be made in writing.  The shareholder should read the prospectus for the SM&R Fund into which the shareholder is exchanging.  An exchange represents the sale of shares of one SM&R Fund and the purchase of shares of another SM&R Fund. This transaction may produce a taxable gain or loss in a non-tax deferred account.

Caltrust Funds

A Caltrust shareholder may purchase shares in a Caltrust Fund by exchanging shares from an account in one of our other Caltrust Funds. Such exchanges must meet the minimum amounts required for initial or subsequent investments. When opening an account by exchanging shares, the shareholders new account must be established with the same registration as the shareholders other Caltrust Registrant account and an exchange authorization must be in effect. If a shareholder has an existing account with a Caltrust Fund, call (800) 225-8778 during normal business hours (8:00 a.m. to 5:00 p.m. Pacific time) to exchange shares. A shareholder may also exchange shares by accessing our website at www.caltrust.com. A shareholder must complete the online access agreement in order to access the shareholder’s account online. Each exchange actually represents the sale of shares of one Caltrust Fund and the purchase of shares in another, which may produce a gain or loss for tax purposes. The Caltrust Fund’s will confirm each exchange transaction with the shareholder by mail. All transactions are processed at the share price next calculated after receiving the instructions in good form, normally at 4:00 p.m. Eastern time (1:00 p.m. Pacific time).

DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS

Dividends and Distributions

SM&R Funds

The SM&R Funds declare and pay dividends and capital gains monthly. Dividends and capital gains distributions not reinvested are paid by check or transmitted to a shareholder’s bank account through an Automated Clearing House transaction, if elected. If the Postal Service cannot deliver a shareholder’s check, or if a shareholder’s check remains uncashed for six months, the SM&R Funds reserve the right to reinvest the shareholder’s distribution check in the shareholder’s account at the net asset value on the business day of the reinvestment and to reinvest all future distributions in shares of the applicable fund(s). Dividends on capital gains declared in December to shareholders of record in December and paid the following January will be taxable to shareholders as if received in December.  Of course, any shares so acquired remain at market risk. Please Note: The minimum dollar amount of a dividend that will be issued by check, wire, or ACH is $10.00, and the minimum dollar amount of a capital gain that will be issued by check, wire, or ACH is $10.00.

Caltrust Funds

The Equity Income Fund distributes substantially all its dividends quarterly. Shareholders of record on the second to last business day of the quarter will receive the dividends. The U.S. Government Securities Fund and The United States Treasury Trust distribute substantially all their dividends monthly. Shareholders of record on the second to last business day of the month will receive the dividends.  Capital gains are generally paid on the last day of November, to shareholders of record on the second to last business day of November of each year. The United States Treasury Trust does not expect to pay any capital gains. At the beginning of each year, shareholders are provided with information detailing the tax status of any dividend the Caltrust Funds have paid during the previous year. After every distribution, the value of a Caltrust Fund share drops by the amount of the distribution. If a shareholder purchases shares of one of the Caltrust Funds before the record date of a distribution and elects to have distributions paid to the shareholders in cash, the shareholders will pay the full price for the shares and then receive some portion of that price back in the form of a taxable distribution. This is sometimes referred to as buying a dividend.

Tax Information

The Caltrust Funds’ and the SM&R Funds’ distributions of ordinary and capital gain dividends are taxable to shareholders whether paid in cash or reinvested in a Fund. Dividends may be taxable at different rates depending on the source of dividend income. Redemptions and exchanges of the Caltrust Fund or the SM&R Fund shares are taxable sales. Shareholders should contact their tax adviser regarding their federal, state and local tax liability.

Frequent Trading

Frequent or short-term trading into and out of the SM&R Funds and the Caltrust Funds can have adverse consequences for the Funds and shareholders who use the Funds as a long-term investment vehicle.  Such trading in significant amounts can disrupt the Funds’ investment strategies (e.g., by requiring them to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable distributions by the Funds.  Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated.

Both the SM&R Funds Board and the Caltrust Funds Board have approved policies and procedures intended to discourage excessive frequent or short-term trading of Fund shares, each of which is outlined below.  These policies and procedures are similar for both the SM&R Funds and the Caltrust Funds and are also described in the prospectuses for each of the SM&R Funds and the Caltrust Funds incorporated herein by reference and, in the case of the Caltrust Funds, accompanying this Prospectus/ Proxy Statement.

SM&R Funds

The Board of the SM&R Funds has adopted policies and procedures with respect to market timing activity. The SM&R Funds’ Board believes that market timing activity is not in the best interest of the shareholders of the SM&R Funds. The SM&R Funds, therefore, do not allow any implied or written agreements permitting market timing, and the SM&R Funds discourage such practices.

The SM&R Registrant reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders received, whether directly or by transfer or exchange, including orders that have been accepted by a financial intermediary, that the SM&R transfer agency determines not to be in the best interest of the SM&R Funds. In making this judgment, the SM&R Registrant may consider trading done in multiple accounts under common ownership or control. The following policies apply to all SM&R Fund shareholders:

•
Investors of the SM&R Funds, directly or indirectly, can make only one “round trip” involving the same SM&R Fund within any 120-day period. A “round trip” can be either (i) one purchase and one sale or one sale and one purchase or (ii) an investor exchange from one fund to another fund and back to the original SM&R Fund.

•	Systematic purchases and redemptions are exempt from these policies.

Caltrust Funds

Although market-timing can take place in many forms, the Caltrust Funds generally define a market-timing account as an account that habitually redeems or exchanges Caltrust Fund shares in an effort to profit from short-term movements in the price of securities held by the Caltrust Funds.  The Caltrust Funds and RFS Partners,  (the “Caltrust Distributor”) do not accommodate such purchases and redemptions of the shares in the Equity Income Fund and U.S. Government Securities Fund by Caltrust Fund shareholders and have taken steps that each deems to be reasonable to discourage such activity.  While the Caltrust Funds make efforts to identify and restrict frequent trading that could impact the management of a Caltrust Fund, the Caltrust Funds receive purchase and sales orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or by the use of combined or omnibus accounts by those intermediaries.

If a shareholder, in the opinion of the Caltrust Funds, continues to attempt to use the Caltrust Funds for market-timing strategies after being notified by the Caltrust Funds or their agent, the account(s) of that shareholder will be closed to new purchases or exchanges of Caltrust Fund shares.

Additionally, if any transaction is deemed to have the potential to adversely impact a Caltrust Fund, the Caltrust Funds reserve the right to, among other things:

•	Reject a purchase or exchange;
•	Delay payment of immediate cash redemption proceeds for up to seven calendar days;

•	Revoke a shareholder’s privilege to purchase Fund shares (including exchanges); and/or
•	Limit the amount of any exchange.

The restrictions above may not apply to shares held in omnibus accounts for which the Caltrust Funds do not receive sufficient transactional detail to enforce such restrictions.

Portfolio Holdings

Copies of the SM&R Funds' and the Caltrust Funds’ reports and Form N-Q filings are available for free on the SEC's EDGAR Database website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies are available for a fee from the SEC by calling the SEC at 1-202-942-8090, by e-mailing a request to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-01102.

SM&R Funds

The SM&R Fund Board has adopted policies and procedures relating to disclosure of the SM&R Funds' portfolio securities. These policies and procedures prohibit the release of information concerning portfolio holdings, which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the SM&R Funds' shares and other parties which are not employed by SM&R Adviser or its affiliates. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the SM&R Funds and their shareholders) are met, the SM&R Registrant does not provide or permit others to provide information about the SM&R Funds' portfolio holdings on a selective basis.

The SM&R Funds' portfolio holdings are made available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within seventy (70) days of the end of the SM&R Funds' fiscal quarter.

Caltrust Funds

Caltrust Registrant will make the portfolio holdings of its Caltrust Funds publicly available within sixty days from the end of each fiscal quarter.  Shareholders will receive portfolio holdings information via annual and semi-annual reports, which will be mailed to shareholders and posted on the Caltrust Funds’ website.  A portfolio holdings will be made available by the Caltrust Fund’s fund accountant as of the month end, calendar quarter end, and fiscal quarter end by releasing the information to ratings agencies.  Shareholders may contact the Caltrust Funds at (800) 225-8778 for a copy of this report.

INFORMATION ABOUT THE REORGANIZATIONS

DESCRIPTION OF THE AGREEMENTS AND PLANS OF REORGANIZATION
Each Plan provides for the Reorganization closing date, which is expected to be on or about June 11, 2010 (the “Closing Date”).  On the Closing Date, all of the assets (except for deferred or prepaid expenses, which are not expected to be material in amount) of each SM&R Fund will be transferred to the corresponding Caltrust Fund.  In exchange for these assets, each Caltrust Fund will simultaneously issue to the corresponding  SM&R Fund a number of full and fractional Shares of Class A Shares, Class B Shares and Direct Shares (as applicable) of the Caltrust Fund equal in value to the aggregate NAV of the corresponding Class A Shares, Class B Shares and Class T Shares, or undesignated shares, (as applicable) of the SM&R Funds, calculated as of 4:00 p.m. (“Closing Time”) on the Closing Date.

The value of each SM&R Fund’s assets to be acquired by the corresponding Caltrust Fund shall be the value of such assets at the Closing Time on the Closing Date of the appropriate Reorganization using the valuation procedures set forth in the respective Caltrust Fund’s Declaration of Trust and its current Prospectus and SAI.  There are no material differences between the valuation procedures of the SM&R Funds and the Caltrust Funds.  Consequently, it is not anticipated that the use of the Caltrust Funds’ valuation procedures will result in a material revaluation of the SM&R Funds’ assets at the time of a Reorganization.

The Caltrust Funds value securities that are listed on a national exchange at the last reported sale price. Futures contracts are valued at their final settlement price as determined by the Chicago Mercantile Exchange. U.S. Treasury Bills are valued at amortized cost, which approximates market value. Portfolio securities of the U.S. Government Securities Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to the instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued using the amortized cost method as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Caltrust Registrant’s Board of Trustees using consistently applied procedures established by the Caltrust Registrant’s Board of Trustees. The effect of valuing securities held by the Caltrust Funds at fair value may be that the price so determined may be different than the price that would be determined if reliable market quotations were available or if another methodology were used.

Prior to the Reorganizations, each SM&R Fund will discharge all of its liabilities and obligations as provided in the Plans.  Following the transfer of its assets in exchange for Class A Shares, Class B Shares or Direct Shares (as applicable) of the corresponding Caltrust Fund, each corresponding SM&R Fund will distribute the Class A Shares, Class B Shares or Direct Shares of the corresponding Caltrust Fund pro rata to shareholders of record of the SM&R Fund in complete liquidation of the SM&R Fund.  Shareholders of a SM&R Fund owning shares on the Closing Date of the Reorganizations will receive that number of Class A Shares, Class B Shares or Direct Shares (as applicable) of the corresponding Caltrust Fund, which have the same aggregate value as the shares held by the shareholder in the SM&R Fund immediately before the Reorganization.  This distribution will be accomplished by the establishment of accounts in the names of SM&R Funds’ shareholders on the share records of the Caltrust Funds’ transfer agent.  The Caltrust Funds do not issue share certificates to shareholders.  Following the consummation of the Reorganizations, each SM&R Fund will terminate its existence.  The transfer of shareholder accounts from the SM&R Funds to the Caltrust Funds will occur automatically.  It is not necessary for the SM&R Funds’ shareholders to take any action to effect the transfer.

Each Plan contains customary representations, warranties and conditions.  Each Plan provides that the consummation of the Reorganization is conditioned upon, among other things: (i) approval of the Reorganization by the SM&R Funds’ shareholders; and (ii) the receipt by the SM&R Registrant and the Caltrust Registrant of an opinion to the effect that the Reorganization will be tax-free to the SM&R Fund, its shareholders and the corresponding Caltrust Fund.  One or more of the Plans may be terminated if, prior to the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board of the SM&R Registrant or the Board of the Caltrust Registrant determines that a Reorganization is not in the best interest of the shareholders of an SM&R Fund or a Caltrust Fund, respectively. No Reorganization is contingent upon the approval of any other Reorganization.

All fees and expenses incurred directly in connection with the consummation of the Reorganizations and the transactions contemplated by the Plans will be borne by the investment advisers to the Caltrust Funds and the SM&R Funds or their affiliates, as agreed between them, without regard to whether the Reorganizations are consummated, provided, however, that the Caltrust Funds shall bear expenses associated with the qualification of the Caltrust Fund shares for sale in the various states. Reorganization expenses include, without limitation;  (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.  Any brokerage charges associated with the purchase or disposition of portfolio securities by the SM&R Funds prior to the Reorganizations will be borne by the SM&R Funds. The Caltrust Funds shall bear expenses associated with the qualification of SM&R Funds’ shares for sale in the various states.  In addition, to the extent that any transition of portfolio securities is required in connection with a Reorganization, the Funds may incur transaction expenses associated with the sale and purchase of portfolio securities.

The foregoing brief summary of the Plans is qualified in its entirety by the terms and provisions of the Plans, a form of which is attached hereto as Annex A and incorporated herein by reference.

BACKGROUND AND BOARD CONSIDERATIONS REGARDING THE PROPOSED REORGANIZATIONS

The Reorganizations were first discussed with the SM&R Fund Board in February 2010. The SM&R Fund Board was assisted in its deliberations by counsel. The SM&R Fund Board met on February 18, 2010 to consider the information and to receive a presentation from senior executives of the Caltrust Registrant.  After such meeting, after considering all information presented, the SM&R Fund Board, including the Independent Directors, approved each Reorganization and determined to recommend that each Reorganization be approved by shareholders of the SM&R Funds.

In determining to recommend that the shareholders of each SM&R Fund approve the Reorganization applicable to their SM&R Fund, the SM&R Fund Board considered, among others, the factors described below:

•
First, the SM&R Fund Board considered the fact that each Caltrust Fund has a similar investment objective, compatible investment strategy, and generally similar investment limitations as each corresponding SM&R Fund.  See “Summary-Comparison Of Investment Objectives, Policies and Risks and “Summary-Investment Policies-Each SM&R Fund and Each Caltrust Fund” in this Prospectus/Proxy Statement.”

•
Second, the SM&R Fund Board also considered that, while gross expenses for some of the Caltrust Funds may exceed those of the corresponding SM&R Funds in certain cases, after waivers, expenses of each of the Caltrust Funds are expected to be lower.  Certain waivers are voluntary, however, and may be cancelled at any time.  See “Summary-Comparative Fee Tables” in this Prospectus/Proxy Statement.

•
Third, the SM&R Fund Board also considered relative fund performance and generally noted that the long-term performance of the Caltrust Funds in a variety of market conditions suggested the viability of the Caltrust Funds from the perspective of long-term management results.  The SM&R Fund Board noted that, while the proposed Reorganization transactions as a whole appeared advantageous to each corresponding SM&R Fund and class, there were specific periods where the SM&R Funds out performed the Caltrust Funds.  Based on discussions with Caltrust Fund representatives, the SM&R Adviser advised the SM&R Fund Board that the Caltrust Funds’ performance was competitive.

•	Fourth, the SM&R Fund Board considered the qualifications and stability of the investment personnel for the Caltrust Funds and the management of the Caltrust Funds.

•
Fifth, the SM&R Fund Board noted that the Reorganization transactions were expected to be conducted on a tax-free basis and that the unrealized gains of the Funds involved indicated that it was not anticipated that the Reorganization transactions would result in a material change in the per-share levels of unrealized gains involved.

•
Sixth, the SM&R Fund Board noted that all fees and expenses incurred by the Funds as a direct result of the Reorganization transactions shall have been or, when due, will be paid in full by the SM&R Adviser, Caltrust Adviser, and/or their affiliates.  The SM&R Fund Board also considered the SM&R Adviser’s representation that none of the costs of the Reorganization transactions would be borne by SM&R Funds’ shareholders.

•
Seventh, the SM&R Fund Board noted that shareholders of each SM&R Fund would not pay a sales charge to acquire shares of each corresponding Caltrust Fund in connection with the Reorganizations.  Accordingly, holders of SM&R Fund Class B Shares will receive credit for the amount of time that they have held their SM&R Fund Class B Shares toward the CDSC holding period which such shareholder receives Class B Shares of the corresponding Caltrust Fund in the Reorganization.

•
Eighth, the SM&R Fund Board noted the Class B Shares of the Caltrust Funds will not be sold by the Caltrust Funds after the Closing Date unless the Caltrust Registrant determines otherwise in its sole discretion.

•	Ninth, the SM&R Fund Board considered that the SM&R Adviser may no longer continue to subsidize the SM&R Funds if the Reorganizations are not approved.

•
Tenth, the SM&R Fund Board was also informed that the SM&R Funds may stop accepting new investments, and purchasing portfolio securities, a few days prior to the Closing Date of the Reorganizations in order to facilitate the transfer of their portfolio securities to the Caltrust Funds as part of the Reorganizations.

The SM&R Fund Board unanimously voted to recommend the approval of the Plans to holders of shares of the SM&R Funds.  Under the Plans, each Caltrust Fund would acquire all of the assets of each corresponding SM&R Fund in exchange for shares of the acquiring Caltrust Fund to be distributed pro rata by the SM&R Fund to its shareholders in complete liquidation and termination of the SM&R Fund.  As a result of the Reorganizations, each shareholder of a SM&R Fund will become the owner of shares of the corresponding Caltrust Fund having a total NAV equal to the total NAV of his or her holdings in the Caltrust Fund on the date of the Reorganizations, i.e., the Closing Date, subject to the following: at the time of the Reorganizations, the value of the assets of each SM&R Fund will be determined in accordance with the corresponding Caltrust Fund’s valuation procedures (although it is not anticipated that the use of Caltrust Fund’s valuation procedures will result in a material revaluation of a SM&R Fund’s assets at the time of the Reorganizations).

COST OF THE REORGANIZATIONS
None of the SM&R Funds or Caltrust Funds will bear any expenses associated with their participation in the Reorganization, except as contemplated in Article IX of each Plan (and summarized below).

The SM&R Adviser and the Caltrust Adviser will pay the following direct proxy expenses relating to its participation in the Reorganization: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal and accounting fees incurred in connection with the preparation of the Proxy Materials; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. To the extent that any transition of portfolio securities is required in connection with the Reorganization, the SM&R Funds or the Caltrust Funds may incur transaction expenses associated with the purchase and sale of portfolio securities. It is currently anticipated that approximately 14% of the assets of the SM&R Growth Fund, 25% of the assets of the SM&R Balanced Fund and 25% of the assets of the SM&R Equity Income Fund will be sold in anticipation of the Reorganizations. However, the estimated brokerage commissions relating to the dispositions of such securities and the acquisition of replacement securities is anticipated to be less than $9,000 for each of the Funds. Such dispositions and acquisitions will have no impact on the Funds’ yields. It is also currently anticipated that the combined Caltrust Equity Income Fund will trade approximately 14% of the combined portfolio with commission costs of less than $8,000.

DESCRIPTION OF THE CALTRUST FUNDS SHARE CLASSES AND CAPITALIZATION
Class A Shares, Class B Shares and Direct Shares of the Caltrust  Funds to be issued to shareholders of the SM&R Funds under the Plans will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights.  Reference is hereby made to Class A Shares, Class B Shares and Direct Shares Prospectuses of the Caltrust Funds provided herewith for additional information about Class A Shares, Class B Shares and Direct Shares of the Caltrust Funds.

The following table sets forth the unaudited capitalization of SM&R Growth Fund, SM&R Equity Income Fund and SM&R Balanced Fund into Equity Income Fund as of August 31, 2009.

The Reorganizations of the SM&R Growth Fund, SM&R Equity Income Fund and SM&R Balanced Fund into Equity Income Fund are not contingent on one another, and it is therefore possible that only one, or none, of the Reorganizations may be affected.

Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share

SM&R Growth Fund - Class A Shares	$2,715,730	899,420	$3.02
Adjustments	$(401)	(692,774)

SM&R Growth Fund - Class B Shares	$785,784	266,753	$2.95
Adjustments	$(116)	(206,961)

SM&R Growth Fund - Class T Shares	$61,079,643	19,783,519	$3.09
Adjustments	$(61,079,643)	(19,783,519)

Equity Income Fund - Direct Shares	$14,723,793	1,120,958	$13.14
Adjustments	$61,068,458	4,649,290

Equity Income Fund - Class K Shares	$4,447,437	340,350	$13.07
Adjustments	$(656)
Equity Income Fund (Pro Forma Combined) - Class A Shares	$2,715,329	206,646	$13.14

Equity Income Fund (Pro Forma Combined) - Class B Shares	$785,668	59,792	$13.14

Equity Income Fund (Pro Forma Combined) - Direct Shares	$75,792,251	5,770,248	$13.14
Equity Income Fund (Pro Forma Combined) - Class K Shares	$4,446,781	340,350	$13.07

Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share

SM&R Equity Income Fund - Class A Shares	$5,113,147	369,204	$13.85
Adjustments	$(722)	19,869

SM&R Equity Income Fund - Class B Shares	$1,769,936	132,883	$13.32
Adjustments	$(250)	1,796

SM&R Equity Income Fund - Class T Shares	$51,512,210	3,546,478	$14.52
Adjustments	$(51,512,210)	(3,546,478)

Equity Income Fund - Direct Shares	$14,723,793	1,120,958	$13.14
Adjustments	$51,502,860	3,921,037

Equity Income Fund - Class K Shares	$4,447,437	340,350	$13.07
Adjustments	$(628)
Equity Income Fund (Pro Forma Combined) - Class A Shares	$5,112,425	389,073	$13.14

Equity Income Fund (Pro Forma Combined) - Class B Shares	$1,769,686	134,679	$13.14

Equity Income Fund (Pro Forma Combined) - Direct Shares	$66,226,653	5,041,995	$13.14
Equity Income Fund (Pro Forma Combined) - Class K Shares	$4,446,809	340,350	$13.07

Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share

SM&R Balanced Fund - Class A Shares	$2,768,293	211,218	$13.11
Adjustments	$(266)	(481)

SM&R Balanced Fund - Class B Shares	$909,401	68,615	$13.25
Adjustments	$(87)	613

SM&R Balanced Fund - Class T Shares	$16,972,013	1,241,946	$13.67
Adjustments	$(16,972,013)	(1,241,946)

Equity Income Fund - Direct Shares	$14,723,793	1,120,958	$13.14
Adjustments	$16,968,965	1,291,888

Equity Income Fund - Class K Shares	$4,447,437	340,350	$13.07
Adjustments	$(428)
Equity Income Fund (Pro Forma Combined) - Class A Shares	$2,768,027	210,737	$13.14

Equity Income Fund (Pro Forma Combined) - Class B Shares	$909,314	69,228	$13.14

Equity Income Fund (Pro Forma Combined) - Direct Shares	$31,692,758	2,412,846	$13.14
Equity Income Fund (Pro Forma Combined) - Class K Shares	$4,447,009	340,350	$13.07

Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share

SM&R Growth Fund - Class A Shares	$2,715,730	899,420	$3.02

SM&R Growth Fund - Class B Shares	$785,784	266,753	$2.95

SM&R Growth Fund - Class T Shares	$61,079,643	19,783,519	$3.09

SM&R Equity Income Fund - Class A Shares	$5,113,147	369,204	$13.85

SM&R Equity Income Fund - Class B Shares	$1,769,936	132,883	$13.32

SM&R Equity Income Fund - Class T Shares	$51,512,210	3,546,478	$14.52

SM&R Balanced Fund - Class A Shares	$2,768,293	211,218	$13.11

SM&R Balanced Fund - Class B Shares	$909,401	68,615	$13.25

SM&R Balanced Fund - Class T Shares	$16,972,013	1,241,946	$13.67

Adjustments for Class A Shares	$(1,766)	(673,495)

Adjustments for Class B Shares	$(578)	(204,587)

Adjustments for Class T Shares	$(129,563,866)	(24,571,943)

Equity Income Fund - Direct Shares	$14,723,793	1,120,958	$13.14
Adjustments	$129,539,816	9,862,180

Equity Income Fund - Class K Shares	$4,447,437	340,350	$13.07
Adjustments	$(741)
Equity Income Fund (Pro Forma Combined) - Class A Shares	$10,595,404	806,347	$13.14

Equity Income Fund (Pro Forma Combined) - Class B Shares	$3,464,543	263,664	$13.14

Equity Income Fund (Pro Forma Combined) - Direct Shares	$144,263,609	10,983,138	$13.14
Equity Income Fund (Pro Forma Combined) - Class K Shares	$4,446,696	340,350	$13.07

Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
SM&R Government Bond Fund - Class A Shares	$1,252,096	115,069	$10.88
Adjustments	$(97)	5,548

SM&R Government Bond Fund - Class B Shares	$306,100	28,180	$10.86
Adjustments	$(24)	1,307

SM&R Government Bond Fund - Class T Shares	$30,672,585	2,856,858	$10.74
Adjustments	$(30,672,585)	(2,856,858)

U.S. Government Securities Fund - Direct Shares	$22,110,768	2,129,484	$10.38
Adjustments	$30,668,510	2,953,679

U.S. Government Securities Fund - Class K Shares	$7,424,805	711,546	$10.43
Adjustments	$(573)
U.S. Government Securities Fund (Pro Forma Combined) - Class A Shares	$1,251,999	120,617	$10.38

U.S. Government Securities Fund (Pro Forma Combined) - Class B Shares	$306,076	29,487	$10.38

U.S. Government Securities Fund (Pro Forma Combined) - Direct Shares	$52,779,278	5,083,163	$10.38
U.S. Government Securities Fund (Pro Forma Combined) - Class K Shares	$7,424,232	711,546	$10.43

Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
SM&R Money Market Fund	$40,560,989	40,560,989	$1.00

The United States Treasury Trust - Direct Shares	$25,301,435	25,275,267	$1.00
Adjustments	$(7,709)

The United States Treasury Trust - Class K Shares	$3,302,153	3,300,451	$1.00
Adjustments	$(387)
The United States Treasury Trust (Pro Forma Combined) - Direct Shares	$65,854,715	65,836,256	$1.00
The United States Treasury Trust (Pro Forma Combined) - Class K Shares	$3,301,766	3,300,451	$1.00

FEDERAL  INCOME TAX CONSEQUENCES
As a condition to each of the Reorganizations, the applicable Caltrust Fund and the corresponding SM&R Fund will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

•
the Reorganization as set forth in the Plan will constitute a “reorganization” under section 368(a) of the Code and the Caltrust Fund and the SM&R Fund each will be a “party to a reorganization” within the meaning of section 368(b) of the Code;

•	no gain or loss will be recognized by the Caltrust Fund upon its receipt of the SM&R Fund’s assets solely in exchange for the shares of the Caltrust Fund;

•
no gain or loss will be recognized by the SM&R Fund upon the transfer of its assets to the Caltrust Fund solely in exchange for the shares of the Caltrust Fund or upon the distribution of the Caltrust Fund shares to the SM&R Fund’s shareholders in exchange for their SM&R Fund shares;

•	no gain or loss will be recognized by shareholders of the SM&R Fund upon exchange of their SM&R Fund shares for Caltrust Fund shares;

•	the tax basis of the assets of the SM&R Fund in the hands of the Caltrust Fund will be the same as the tax basis of such assets to the SM&R Fund immediately prior to the Reorganization;

•
the aggregate tax basis of the Caltrust Fund shares received by each shareholder of the SM&R Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the SM&R Fund held by such shareholder immediately prior to the Reorganization;

•	the holding period of the assets of the SM&R Fund in the hands of the Caltrust Fund will include the period during which those assets were held by the SM&R Fund; and

•
the holding period of the Caltrust Fund shares received by each shareholder of the SM&R Fund will include the period during which the shares of the SM&R Fund exchanged therefor were held by such shareholder, provided the shares of the SM&R Fund were held as capital assets on the date of the Reorganization.

The opinion provided in connection with each Reorganization shall be based on customary assumptions and such representations as Reed Smith LLP may reasonably request, and the SM&R Funds and the Caltrust Funds will cooperate to make and certify the accuracy of such representations.  Each opinion may state that no opinion is expressed as to the effect of the Reorganization on the applicable Caltrust Fund, the corresponding SM&R Fund or any shareholder of such SM&R Fund with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.  Notwithstanding anything herein to the contrary, the requirement that the above-described opinion be provided in connection with a Reorganization cannot be waived by either the applicable Caltrust Fund or the corresponding SM&R Fund.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts.  If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of the SM&R Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her SM&R Fund shares and the fair market value of the Caltrust Fund shares received in exchange therefor.  Shareholders of the SM&R Funds should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances.  In addition, because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganizations.

Before the Reorganizations, each SM&R Fund expects to make distributions to its shareholders.   Such distributions, together with all previous distributions, will have the effect of distributing to shareholders of each SM&R Fund all of such SM&R Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), the excess of the SM&R Fund’s tax-exempt interest income over its deductions disallowed under Code sections 171(a)(2) and 265, and the SM&R Fund’s net capital gains, including those realized on any disposition of portfolio securities in connection with the Reorganization (after reduction by any available capital loss carryforwards), through the closing of the Reorganization.  Such distributions will be taxable to shareholders to the extent such distributions are not exempt-interest dividends.

In addition, because the shareholders of a SM&R Fund will receive shares of the corresponding Caltrust Fund, they will receive a proportionate share of any “built-in” (unrealized) gains in that Caltrust Fund’s assets, as well as any taxable gains realized by such Caltrust Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually realized (if applicable) and distributed by the Caltrust Fund.

As of August 31, 2009, the following Caltrust Funds and SM&R Funds had the following built-in gains (losses) for Federal income tax purposes.  These figures are approximate and are likely to change by the date of the Reorganizations.

Equity Income Fund	$22,053
SM&R Growth Fund	$(6,297,494)
SM&R Equity Income Fund	$(8,584,756)
SM&R Balanced Fund	$(1,395,529)
U.S. Government Securities Fund	$(16,713)
SM&R Government Bond Fund	$1,382,903
The United States Treasury Trust
SM&R Money Market Fund

As of their respective fiscal year ends, the following respective Caltrust Funds and SM&R Funds had unutilized capital loss carryovers in the amount set forth below.  The final amount of unutilized capital loss carryovers for each Fund is subject to change and will not be determined until the time of the Reorganizations:

Equity Income Fund	$1,258,385
SM&R Growth Fund	$5,196,609
SM&R Balanced Fund	$845,956
SM&R Equity Fund	$3,537,981
U.S. Government Securities Fund	$512,217
SM&R Government Bond Fund	$449,739

The United States Treasury Trust and SM&R Money Market Fund had no unutilized capital loss carryovers as of their respective year ends.

It is anticipated that any capital loss carryforwards of the SM&R Funds and Caltrust Funds, which were generated prior to the Reorganizations, will remain available to each respective Caltrust Fund following the Reorganizations, subject to any applicable limitations under the Code (including limitations that may be imposed as a result of the Reorganizations).

AGREEMENT BETWEEN THE SM&R ADVISER AND THE CALTRUST ADVISER

The SM&R Adviser entered into an Agreement with the Caltrust Adviser dated February 22, 2010 (“Purchase Agreement”) regarding the sale by SM&R Adviser to the Caltrust Adviser of certain assets relating to SM&R Adviser’s business of providing investment advisory and investment management services to the SM&R Funds, the SM&R Adviser and its affiliates’ cooperation in connection with the Reorganizations, the payment of deferred purchase price payments based on revenue earned by Caltrust Adviser on assets in shareholder accounts in the SM&R Funds (other than the SM&R Money Market Fund) that transfer to a Caltrust Fund on the Closing Date for a period of three years after the consummation of the Reorganizations and transaction expenses, and related matters.  The sale of such assets, and certain other obligations of the parties, is contingent upon shareholder approval of all of the Reorganizations, among other things.  Assuming shareholder approval is obtained, and the other conditions in the Purchase Agreement and the Plans are met, shareholders of the applicable SM&R Fund will become shareholders of a corresponding Caltrust Fund.

The Purchase Agreement also contains provisions under which the SM&R Adviser is required to (a) reimburse the SM&R Money Market Fund for the full amount of any realized losses (or any transaction that has caused a permanent impairment) on or before the Closing Date, and (b), depending upon the shadow market value of the assets of the SM&R Money Market Fund as of the Closing Date, its impact on the shadow market value of The United States Treasury Trust upon the closing occurring, and certain determinations by the Caltrust Adviser (subject to consultation with counsel to the independent trustees of the Board of The United States Treasury Trust and any Board determinations on the Reorganization), contribute capital to the SM&R Money Market Fund in order to seek to address the potential impact of the Reorganization on the gross yield of The United States Treasury Trust and to address potential dilution to The United States Treasury Trust shareholders.

Under the Purchase Agreement, the Caltrust Adviser and the SM&R Adviser have each agreed, for the minimum time periods specified in Section 15(f) of the 1940 Act and subject to compliance with its fiduciary duties, to use commercially reasonable efforts to cause the Caltrust Board to take (or refrain from taking, as the case may be) such actions as are necessary to ensure that:  (i) at least 75% of the Caltrust Funds Board are not “interested persons” (as that term is defined in the 1940 Act) of the Caltrust Funds’ investment adviser or any interested person:  (ii) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) is imposed as a result of the Reorganizations and (iii) each vacancy on the Caltrust Funds Board is filled by a person who is not an interested person of the Caltrust Funds’ investment adviser so as to comply with Section 15(f) of the 1940 Act and has been selected and proposed for election by a majority of the Board who are not interested persons.  The Caltrust Adviser may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f) (1)(A) of the 1940 Act, in form and substance reasonably acceptable to the SM&R Adviser.

The SM&R Adviser and the Caltrust Adviser and/or their affiliates have agreed in the Purchase Agreement to share transaction costs (as defined in the Plans) of the Reorganization, including any costs associated with preparing, filing, printing, and mailing this Proxy Statement/Prospectus and soliciting shareholder votes.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS
Both the SM&R Funds and the Caltrust Funds are open-end, management investment companies registered under the 1940 Act, which continuously offer to sell shares as their current NAV.

Each SM&R Fund is a series of the SM&R Registrant, which is incorporated under the laws of Maryland. Each Caltrust Fund is a series of the Caltrust Registrant, which is organized as a Delaware statutory trust.

The SM&R Registrant and the Caltrust Registrant are governed by their respective Articles of Incorporation, Declaration of Trust, By-laws and Boards of Directors/Trustees.  The rights of shareholders of the SM&R Funds and shareholders of the Caltrust Funds as set forth in their respective Articles of Incorporation, Declarations of Trust, and By-Laws are substantially similar.  Set forth below is a brief summary of the significant rights of shareholders of the SM&R Funds and shareholders of the Caltrust Funds:

CATEGORY	SM&R FUNDS	CALTRUST FUNDS
Preemptive Rights	None	Same
Preferences	None	Same
Appraisal Rights	None	Same
Conversion Rights	None	Same
Exchange Rights (other than the right to exchange for shares of other Caltrust Funds or SM&R Funds, as provided in the Funds’ prospectuses)	None	Same
Annual Meetings	Not required	Same
Right to Call Shareholder Meetings	Shall be called upon written request of at least 10% of all votes entitled to be cast at such meeting.
Shall be called for the purpose of electing or removing Trustees, upon the request of shareholders holding not less than ten percent of the Shares. For the purpose of taking action upon any matter requested by shareholders at the request of the shareholders holding not less than ten (10) percent of the shares; provided that, the Board, in its sole discretion, has approved the calling and holding of such meeting of shareholders requested by shareholders. No meeting shall be called upon the request of shareholders to consider any matter which is substantially the same as a matter voted upon at any meeting of the shareholders held during the preceding twelve (12) months, unless requested by the holders of a majority of all shares entitled to be voted at such meeting.

Notice of Meetings	Not less than 10, nor more than 90 days before the date of the meeting.	Not less than 10 nor more than 120 days before the date of the meeting.
Record Date For Meetings	Not more than 90 days, and in the case of meeting of shareholders, not less than 10 days prior to the date on which particular action requiring such determination of shareholders is to be taken.	Not more than 120 days nor less than 10 days before the date of any such meeting.
Quorum for Meetings	The presence in person or by proxy of the holders of one-third (1/3) of the shares of capital stock of the Corporations outstanding and entitled to vote thereat shall constitute a quorum.	A majority of the shares entitled to vote at a shareholders meeting, which are present in person or represented by proxy, shall constitute a quorum.

CATEGORY	SM&R FUNDS	CALTRUST FUNDS
Vote Required for Election of Directors/Trustees	Directors shall be elected by a majority of the aggregate number of votes entitled to be cast.	Trustees shall be elected by not less than a plurality of the votes cast of the holders of shares entitled to vote at which quorum is present.
Adjournment of Meetings
In the absence of quorum, the shareholders present or represented by proxy and entitled to vote threat shall have power to adjourn the meeting from time to time (but in no event to a date more than 120 days after the original record date) without notice other than announcement at the meeting, until a quorum shall be present.

Any shareholders’ meeting, whether or not a quorum is present, may be adjourned from time to time for any reason whatsoever by vote of the holders of shares entitled to vote holding not less than a majority of the shares present in person or by proxy at the meeting, or by the chairperson of the Board, the president of the Trust, in the absence of the chairperson of the Board, or any vice president or other authorized officer of the Trust, in the absence of the president.

When any shareholders’ meeting is adjourned to another time or place, notice need not be given of the adjourned meeting if the time and place thereof are announced at the meeting at which the adjournment is taken, unless after the adjournment, a new record date is fixed for the adjourned meeting, or unless the adjournment is for more than sixty (60) days after the date of the original meeting, in which case, notice shall be given to each shareholder of record (which may be as of the original record date) entitled to vote at the adjourned meeting

Removal of Directors/Trustees by Shareholders
Any one or more of the Directors may be removed, either with or without cause, at any time, by the affirmative vote of the shareholders holding a majority of the outstanding shares entitled to vote for the election of Directors.
Any Trustee may be removed, with or without cause, by vote of shareholders at any meeting called for that purpose.

CATEGORY	SM&R FUNDS	CALTRUST FUNDS
Personal Liability of Officers and Directors/Trustees
Each Director and each officer of the Corporation shall be indemnified by the Corporation to the fullest extent permitted by the Maryland General Corporation Law and the By-Laws of the Corporation, as such Law and By-Laws may now or in the future be in effect, subject only to such limitations as may be required by the 1940 Act.

The Trust shall indemnify, out of Trust property, to the fullest extent permitted under the applicable law, any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was a Trustee or officer of the Trust, against expenses, judgments, fines settlements and or the amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any preceding by judgment, order or settlement shall not of itself create a presumption that such person did not act in good faith or that such person had reasonable cause to believe that such person’s conduct was unlawful.

CATEGORY	SM&R FUNDS	CALTRUST FUNDS
Personal Liability of Shareholders
Under Maryland corporate law no personal liability pass through to shareholders of the fund. Under Maryland corporate law, there is generally no shareholder liability for acts or obligations of the corporation.

No Shareholder as such shall be subject to any personal liability whatsoever to any person in connection with Trust property or the acts, obligations or affairs of the Trust.  If any shareholder or former shareholder shall be exposed to liability, charged or held personally liable for any obligation or liability of the Trust, by reason of a claim or demand relating exclusively to his or her being or having been a shareholder of the Trust or a shareholder of a particular series thereof, and not because of such shareholder’s actions or omissions, the Trust (upon proper and timely request by the shareholder) shall assume the defense against such charge and satisfy any judgment or settlement thereon, and such shareholder or former shareholder (or, in the case of a natural person, his or her heirs, executors, administrators, or other legal representatives or , in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust or out of the assets of such Series thereof, as the case may be, against all losses and expenses, including, without limitation, attorneys’ fees, arising from such claim or demand; provided, however, such indemnity shall not cover (i) any taxes due or paid by reason of such shareholder’s ownership of any shares and (ii) expenses charged to a shareholder .

CATEGORY	SM&R FUNDS	CALTRUST FUNDS
Rights of Inspection
Under the General Laws of the State of Maryland, the by-laws and the minutes must be available for inspection by shareholders.  Maryland law provides that one or more persons who together are shareholders of at least 5% of the outstanding shares of the corporation for at least six months may inspect the Fund’s books of account and stock ledger, statement of the corporation’s affairs, and present to any officer or resident agent a written request for a list of the Maryland Fund’s shareholders.

The Trust shall keep at its offices the original or a copy of the Declaration of Trust and these By-Laws, as amended or restated from time to time, where they may be inspected during the Trust’s regular business hours by any shareholder, or its duly authorized representative, upon reasonable written demand to the Trust, for any purpose reasonably related to such shareholder’s interest as a shareholder.

Liquidation and Dissolution
Maryland law requires shareholder approval to dissolve a fund.  To circumvent the shareholder approval requirement, the Directors can first redeem all of the outstanding shares of the fund.  The Directors can redeem the shares without shareholder approval, and once the shares have been redeemed, the Directors can liquidate the series or class without shareholder approval.  Also, in the event that no shares of a class or series are outstanding, a majority of the Directors may vote to liquidate any class or series without shareholder approval.

The Trust and each series shall have perpetual existence, except that the Trust (or particular series) shall be dissolved: (a) With respect to the Trust, (i) upon the vote o f the holders of not less than a majority of shares of the Trust entitled to vote, or (ii) at the discretion of the Board of Trustees either (A) at any time there are no shares outstanding of the Trust, or (B) upon at least thirty (30) days’ prior written notice to the shareholders of the Trust; or (b) With respect to a particular series, (i) upon the vote of the holders of not less than a majority of the shares of such series entitled to vote, or (ii) at the discretion of the Board of Trustees either (A) at the time there are no shares outstanding of such series, or (B) upon at least thirty (30) days’ prior written notice to shareholders of such series.

Number of Authorized Shares; Par Value	The Corporation has six billion (6,000,000,000) shares of $0.01 par value.	The beneficial interest in the Trust shall be divided into shares of beneficial interest, without par value.

INFORMATION ABOUT THE SM&R FUNDS AND THE CALTRUST FUNDS

WHERE TO FIND ADDITIONAL INFORMATION
Information about the SM&R Funds is included in the Prospectus and SAI for the various classes of the SM&R Funds dated December 31, 2009, which is incorporated herein by reference.  Information about the Caltrust Funds is included in its Prospectus and SAI for Direct Shares (all Caltrust Funds) dated January 1, 2010, and the Prospectus and SAI for Class A Shares and Class B Shares of Equity Income Fund and U.S. Government Securities Fund, dated April 26, 2010, each of which is incorporated herein by reference.  A copy of the applicable Caltrust Fund Prospectus accompanies this Prospectus/Proxy Statement.  Copies of the SAI of each Caltrust Fund, the Prospectuses and SAIs of each SM&R Fund and the SAI dated April __, 2010 relating to this Prospectus/Proxy Statement, all of which have been filed with the SEC, may be obtained without charge by contacting the SM&R Funds at 1-800-231-4639, or the Caltrust Funds at 1-800-225-8778 or accessing the Funds’ website at www.smrinvest.com or  www.caltrust.com

The Caltrust Registrant on behalf of the Caltrust Funds and the SM&R Registrant, on behalf of the SM&R Funds, are subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith file reports and other information with the SEC.  Reports, proxy and information statements and other information filed by the Caltrust Registrant, on behalf of the Caltrust Funds, and by the SM&R Registrant on behalf of the SM&R Funds, can be obtained by calling or writing the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington, D.C. 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

Proxies are being solicited by the SM&R Registrant’s Board on behalf of its portfolios, the SM&R Funds.  The proxies will be voted at the special meeting of shareholders of the SM&R Funds to be held on  June 11, 2010 at 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, at 9:00 a.m. (Central time), (such special meeting and any adjournment or postponement thereof are referred to as the (“Special Meeting”).

The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the SM&R Adviser and/or the Caltrust Adviser or their affiliates.  In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of the SM&R Adviser and/or the SM&R Adviser or their affiliates, or, if necessary, a communications firm retained for this purpose.  Such solicitations may be by telephone, through the internet or otherwise.  Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholders after the fact.  Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form.  The Caltrust Adviser and/or the SM&R Adviser may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

The purpose of the Special Meeting is set forth in the accompanying Notice.  The SM&R Funds’ Directors know of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting.  Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies.  This Prospectus/Proxy

Statement and the enclosed proxy card are expected to be mailed on or about May 7, 2010 to shareholders of record at the close of business on April 27, 2010.

If shareholders of a SM&R Fund fail to approve a Reorganization, such SM&R Fund will not be reorganized and the SM&R Fund Board will consider other alternatives for the SM&R Fund. The Reorganization of one SM&R Fund is not contingent upon the Reorganization of the another SM&R Fund.

SM&R Funds’ Annual Report, which includes audited financial statements for the fiscal year ended August 31, 2009, was previously mailed to shareholders of the SM&R Funds.  The SM&R Funds will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the Annual Report, which may be requested by writing to the SM&R Funds’ principal executive offices or by calling the SM&R Funds.  The principal executive office of SM&R Funds is located at 2450 South Shore Boulevard, Suite 400, League City, Texas, 77573.  These documents, as well as additional information about the SM&R Funds, are also available on the website for the SM&R Funds. The website for the SM&R Funds is www.smrinvest.com.

Caltrust Funds’ Annual Report, which includes audited financial statements for the fiscal year ended August 31, 2009, was previously mailed to shareholders of the Caltrust Funds.  The Caltrust Funds will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the Annual Report, which may be requested by writing to the Caltrust Funds’ principal executive offices or by calling the Caltrust Funds.  The principal executive office of Caltrust Funds is located at 44 Montgomery Street, Suite 2100, San Francisco, California 94104.  These documents, as well as additional information about the Caltrust Funds, are also available on the website for the Caltrust Funds. The website for the Caltrust Funds is www.caltrust.com.

Caltrust Funds’ toll-free telephone number is 1-800-225-8778 and the SM&R Funds’ toll-free telephone number is 1-800-231-4639.

PROXIES, QUORUM AND VOTING AT THE SPECIAL MEETING
Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting.  Each Share of each SM&R Fund is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of the Caltrust Funds are not being solicited since their approval is not required in order to effect the Reorganizations.

Any person given a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of SM&R Funds.  In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. No proxy shall be valid 11 months from its date unless otherwise provided in the proxy. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies.  If no instruction is given on the submitted proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Agreements and Plans of Reorganizations.

In order to hold the Special Meeting, a “quorum” of shareholders of a SM&R Fund must be present.  Holders of one-third (1/3) of the shares of capital stock of a SM&R Fund outstanding and entitled to vote thereat shall constitute a quorum for the transaction of business at a shareholders meeting.

Shareholder approval with respect to a proposal required the affirmative vote of a “majority of the outstanding voting securities” as defined in the Investment Company Act of 1940. This voting requires the lesser of (A) 67% or more of the voting securities SM&R Funds present at the meeting, voting together as a single class, if the shareholders of more than 50% of the outstanding voting securities of the SM&R Funds are present or represented by proxy; or (B) more than 50% of the outstanding voting securities of the SM&R Funds, voting together as a single class.

Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or, if no instructions are provided, the shares will be voted in FAVOR of the approval of a Reorganization.  For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted.  For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the proposal.

If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting from time to time, to a date not more than 120 days after the original record date, without notice other than by announcement to be given at the Special Meeting until a quorum is met.  In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned.  The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote.  A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

SHARE OWNERSHIP OF THE FUNDS
TO BE FILED BY AMENDMENT
As of  April 27, 2010 the SM&R Funds had the following numbers of outstanding shares of beneficial interest:

Name of Fund	Share Class	Outstanding Shares
SM&R Growth Fund	Class A Shares Class B Shares Class T Shares
SM&R Equity Income Fund	Class A Shares Class B Shares Class T Shares
SM&R Balanced Fund	Class A Shares Class B Shares Class T Shares
SM&R Government Bond Fund	Class A Shares Class B Shares Class T Shares
SM&R Money Market Fund

Officers and Directors of SM&R Registrant own less than 1% of each class of the SM&R Funds’ outstanding shares.

As of the close of business on the record date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of the SM&R Funds:

TO BE FILED BY AMENDMENT

Name of Fund and Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Ownership
SM&R Growth Fund- Class A Shares
SM&R Growth Fund- Class B Shares
SM&R Growth Fund- Class T Shares
SM&R Equity Income- Fund Class A Shares
SM&R Equity Income- Fund Class B Shares
SM&R Equity Income- Fund Class T Shares
SM&R Balanced Fund– Class A Shares

SM&R Balanced Fund– Class B Shares
SM&R Balanced Fund– Class T Shares
SM&R Government Bond Fund- Class A Shares
SM&R Government Bond Fund- Class B Shares
SM&R Government Bond Fund- Class T Shares
SM&R Money Market Fund

Officers and Directors of Caltrust Registrant own less than 1% of each class of the Caltrust Funds’ outstanding shares.

As of the close of business on the record date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of the Caltrust Funds:

TO BE FILED BY AMENDMENT

Name of Fund and Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Ownership
Equity Income Fund- Class A Shares
Equity Income Fund-Class B Shares
Equity Income Fund- Direct Shares
U.S Government Securities Fund- Class A Shares
U.S Government Securities Fund- Class B Shares
U.S Government Securities Fund- Direct Shares
The United States Treasury Trust

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

INTERESTS OF CERTAIN PERSONS

Each Caltrust Fund is managed by the Caltrust Adviser. The General Partner of the Caltrust Adviser is RFS Partners, a California Limited Partnership. Steve Rogers is the President of the Caltrust Adviser and RFS Partners, a California Limited Partnership.

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the SM&R Funds.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

_________________________________________ Teresa E. Axelson Vice President and Secretary SM&R Investments, Inc.

Annex A-1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ____ day of _______, 2010, by and between California Investment Trust, a Delaware statutory trust, with its principal place of business at 44 Montgomery Street, Suite 2100, San Francisco, California 94104 (the “Caltrust  Registrant”), on behalf of its series, the Equity Income Fund , U.S. Government Securities Fund (the “Surviving Fund”), and SM&R Investments, Inc., a Maryland corporation, with its principal place of business at 2450 South Shore Boulevard, Suite 400, League City, Texas 77573 (the “SM&R Registrant”), on behalf of its series, the SM&R Growth Fund, SM&R Equity Income Fund SM&R Balanced Fund SM&R Government Bond Fund (“Reorganizing Fund” and, collectively with the Surviving Fund, the “Funds”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.  The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Reorganizing Fund (which offers Class A Shares, Class B Shares and Class T Shares) (the “Reorganizing Fund Shares”) in exchange solely for shares (Class A Shares, Class B Shares and Direct Shares, respectively), no par value per share, of the Surviving Fund (“Surviving Fund Shares”); and (ii) the distribution of the Surviving Fund Shares (Class A Shares, Class B Shares and Direct Shares) to the holders of the outstanding shares of the Reorganizing Fund (Class A Shares, Class B Shares and Class T Shares, respectively), and (iii) the liquidation and dissolution of the Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Surviving Fund and the Reorganizing Fund are separate series of the Caltrust Registrant and the SM&R Registrant, respectively, and the Caltrust Registrant and SM&R Registrant are open-end, registered management investment companies, and the Reorganizing Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, the Surviving Fund and Reorganizing Fund are authorized to issue their shares of beneficial interests and stock, respectively;

WHEREAS, the Trustees of the Caltrust Registrant have determined that the Reorganization, with respect to the Surviving Fund, is in the best interests of the Surviving Fund; and

WHEREAS, the Directors of the SM&R Registrant have determined that the Reorganization, with respect to the Reorganizing Fund, is in the best interests of the Reorganizing Fund;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE REORGANIZING FUND IN EXCHANGE FOR SURVIVING
FUND SHARES AND LIQUIDATION AND DISSOLUTION OF THE REORGANIZING FUND

1.1           THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Reorganizing Fund agrees to transfer all or substantially all of its assets, as set forth in paragraph 1.2, to the Surviving Fund.  In exchange, the Surviving Fund agrees to deliver to the Reorganizing Fund the number of full and fractional shares of each class of Surviving Fund Shares, determined by multiplying (a)  the shares outstanding of each class of the Reorganizing Fund Shares, by (b) the ratio computed by dividing (x) the net asset value per share of such class of the Reorganizing Fund Shares by (y) the net asset value per share of the corresponding class of Surviving Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2.  Holders of the Reorganizing Fund Shares will receive the corresponding class of Surviving Fund Shares in redemption of their Reorganizing Fund Shares.  Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2           ASSETS TO BE ACQUIRED. The assets of the Reorganizing Fund to be acquired by the Surviving Fund shall consist of property having a value equal to the total net assets of the Reorganizing Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Reorganizing Fund.  The assets to be acquired by the Surviving Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund on the Closing Date, which shall be written down by the Reorganizing Fund immediately prior to the Closing and excluded from the Valuation of Assets under paragraph 2.1 and the corresponding calculation of net asset value per share of each class of the Reorganizing Fund Shares under this Agreement.

The Reorganizing Fund has provided the Surviving Fund with its most recent audited financial statements, which contain a list of all of the Reorganizing Fund’s assets as of the date of such statements.  The Reorganizing Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Reorganizing Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3           LIABILITIES TO BE DISCHARGED.  The Reorganizing Fund will discharge all of its liabilities and obligations prior to the Closing Date.

1.4           LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable:  (a) the Reorganizing Fund will distribute in complete liquidation of the Reorganizing Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Reorganizing Fund Shareholders”), all of the Surviving Fund Shares received by the Reorganizing Fund pursuant to paragraph 1.1; and (b) the Reorganizing Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below.  Such distribution will be accomplished by the transfer of Surviving Fund Shares credited to the account of the Reorganizing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the name of the Reorganizing Fund Shareholders, and representing the respective pro rata number of Surviving Fund Shares due such shareholders.  All issued and outstanding Reorganizing Fund Shares will simultaneously be canceled on the books of the Reorganizing Fund.  The Surviving Fund shall not issue certificates representing Surviving Fund Shares in connection with such transfer.  After the Closing Date, the Reorganizing Fund shall not conduct any business except in connection with its dissolution and termination.

1.5           OWNERSHIP OF SHARES.  Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent.  Surviving Fund Shares will be issued simultaneously to the Reorganizing Fund, in an amount equal in value to the aggregate net asset value of the Reorganizing Fund Shares, to be distributed to Reorganizing Fund Shareholders.

1.6           TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Reorganizing Fund Shares on the books of the Reorganizing Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.

1.7           REPORTING RESPONSIBILITY.  Any reporting responsibility of the Reorganizing Fund is and shall remain the responsibility of the Reorganizing Fund.

1.8           TERMINATION.  The Reorganizing Fund shall be dissolved and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9           BOOKS AND RECORDS.  All books and records of the Reorganizing Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Surviving Fund from and after the Closing Date and shall be turned over to the Surviving Fund as soon as practicable following the Closing Date.

1.10           OTHER REORGANIZATION-SPECIFIC ITEMS.  In connection with the Reorganization, any minimum investment amounts applicable to initial investments in the Surviving Fund Shares shall be waived with respect to the Reorganizing Fund Shareholder’s initial receipt of Surviving Fund Shares as part of the Reorganization. In connection with the Reorganization, a Reorganizing Fund Shareholder will initially acquire the Surviving Fund Shares pursuant to the terms of this Agreement at net asset value, but subsequent purchases of such Surviving Fund Shares will be subject to any sales loads (including any front-end sales load) applicable to purchases of such Surviving Fund Shares. In connection with the Reorganization, given that the Surviving Fund Shares to be received by Reorganizing Fund Shareholders as part of the Reorganization are subject to a redemption/exchange fee, a Reorganizing Fund Shareholder will receive credit for any eligible period of time that the Reorganizing Fund Shareholder held his/her Reorganizing Fund Shares for purposes of determining the holding period necessary to avoid imposition of the redemption/exchange fee applicable to the Surviving Fund Shares received by the Reorganizing Fund Shareholder as part of the Reorganization.  The Class B Shares of the Surviving Fund will not be sold by the Surviving Fund after the Closing Date unless the Caltrust Registrant determines otherwise in its sole discretion.

ARTICLE II

VALUATION

2.1           VALUATION OF ASSETS.  The value of the Reorganizing Fund’s assets to be acquired by the Surviving Fund hereunder shall be the value of such assets at the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date,using the valuation procedures set forth in the Caltrust Registrant’s Declaration of Trust and the Surviving Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the respective Boards of Trustees/Directors (“Board”) of the Caltrust Registrant and  SM&R Registrant).

2.2           VALUATION OF SHARES.  The net asset value per share of each class of Surviving Fund Shares shall be the net asset value per share of such class of Surviving Fund Shares computed at the closing on the Closing Date, using the valuation procedures set forth in the Caltrust Registrant’s Declaration of Trust and the Surviving Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by their respective Boards).

2.3           SHARES TO BE ISSUED.  The number of shares of each class of Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Reorganizing Fund’s assets to be acquired by the Surviving Fund pursuant to this Agreement, shall be determined in accordance with paragraph 1.1.

2.4           DETERMINATION OF VALUE.  All computations of value shall be made by ALPS Fund Services, Inc., on behalf of the Surviving Fund and the Reorganizing Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1           CLOSING DATE.  The closing shall occur on or about May 28, 2010, or such other date(s) as the parties may agree to in writing (the “Closing Date”).  All acts taking place at the closing shall be deemed to take place at 4:00 p.m., Central Time,  on the Closing Date unless otherwise provided herein.  The closing shall be held at the offices of the Surviving Fund or its council, or at such other time and/or place as the parties may agree.

3.2           CUSTODIAN’S CERTIFICATE.  Moody National Bank, as custodian for the Reorganizing Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that:  (a) the Reorganizing Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Surviving Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Reorganizing Fund.

3.3           EFFECT OF SUSPENSION IN TRADING.  In the event that on the scheduled Closing Date, either:  (a) the NYSE or another primary exchange on which the portfolio securities of the Surviving Fund or the Reorganizing Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Surviving Fund or the Reorganizing Fund is impracticable, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored.

3.4           TRANSFER AGENT’S CERTIFICATE.  Securities Management and Research, Inc, (“SM&R”) as transfer agent for the Reorganizing Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Reorganizing Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Surviving Fund shall issue and deliver or cause, ALPS Fund Services, Inc., its transfer agent, to issue and deliver a confirmation evidencing Surviving Fund Shares to be credited on the Closing Date to the Secretary of the SM&R Registrant or provide evidence satisfactory to the Reorganizing Fund that the Surviving Fund Shares have been credited to the Reorganizing Fund’s account on the books of the Surviving Fund.  At the Closing, each party shall deliver to the other such bills of sale, assignments, checks, certificates, opinions, receipts and other instruments or documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1           REPRESENTATIONS OF THE REORGANIZING FUND.  The SM&R Registrant, on behalf of the Reorganizing Fund, represents and warrants to the Caltrust Registrant, on behalf of the Surviving Fund, as follows:

a)	The Reorganizing Fund is a legally designated, separate series of a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland.

b)
The SM&R Registrant is registered as an open-end management investment company under the 1940 Act, the SM&R Registrant’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and the Reorganizing Fund’s shares are registered under the Securities Act of 1933, as amended (“1993 Act”), and such registration has not been revoked or rescinded and is in full force and effect.

c)
The current prospectus and statement of additional information of the Reorganizing Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d)
The Reorganizing Fund is not in violation of, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of, any provision of the SM&R Registrant’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Reorganizing Fund is a party or by which the Reorganizing Fund is bound.

e)
The Reorganizing Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.  All contracts of the Reorganizing Fund will be terminated with respect to the Reorganizing Fund as of the Closing Date (including any such contracts with affiliated persons of the Reorganizing Fund).

f)
Except as otherwise disclosed in writing to and accepted by the Surviving Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Reorganizing Fund or any of its properties or assets.  Any such litigation, if adversely determined, would not materially and adversely affect the Reorganizing Fund’s financial condition, the conduct of its business, or the ability of the Reorganizing Fund to carry out the transactions contemplated by this Agreement.  The Reorganizing Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g)
The audited financial statements of the Reorganizing Fund as of August 31, 2009, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.

h)
Since the date of the financial statements referred to in sub-paragraph (g) above, there have been no material adverse changes in the Reorganizing Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund.  For the purposes of this sub-paragraph (h), a decline in the net asset value of the Reorganizing Fund shall not constitute a material adverse change.

i)
As of the date hereof, except as previously disclosed to the Surviving Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Reorganizing Fund’s knowledge, there have been no material miscalculations of the net asset value of the Reorganizing Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

j)
The minute books and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Reorganizing Fund and of the Reorganizing Fund, the Reorganizing Fund’s Board and committees of the Reorganizing Fund’s Board. The stock transfer ledgers and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Reorganizing Fund Shares.

k)
The Reorganizing Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

l)
All federal and other tax returns and reports of the Reorganizing Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof.  To the best of the Reorganizing Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

m)
All issued and outstanding Reorganizing Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Reorganizing Fund.  All of the issued and outstanding Reorganizing Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund’s transfer agent as provided in paragraph 3.4.  The Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund Shares, and has no outstanding securities convertible into any of the Reorganizing Fund Shares.

n)
At the Closing Date, the Reorganizing Fund will have good and marketable title to the Reorganizing Fund’s assets to be transferred to the Surviving Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Surviving Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Maryland, the Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Surviving Fund.

o)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Reorganizing Fund.  Subject to approval by the Reorganizing Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Reorganizing Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

p)
The information to be furnished by the Reorganizing Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

q)
From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund Shareholders and on the Closing Date, any written information furnished by the SM&R Registrant with respect to the Reorganizing Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

r)
The Reorganizing Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

s)
No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Maryland  law for the execution of this Agreement by the SM&R Registrant, for itself and on behalf of the Reorganizing Fund, or the performance of the Agreement by the SM&R Registrant, for itself and on behalf of the Reorganizing Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Reorganizing Fund as described in paragraph 5.2.

t)
The Reorganizing Fund, and the SM&R Registrant with respect to the Reorganizing Fund, has complied and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect.  The value of the net assets of the Reorganizing Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act.  There are no legal or governmental actions, investigations, inquiries, or proceedings pending or, to the knowledge of the Reorganizing Fund, threatened against the Reorganizing Fund, or the SM&R Registrant with respect to the Reorganizing Fund, that would question the right, power or capacity of (a) the Reorganizing Fund to conduct its business as conducted now or at any time in the past, or (b) the SM&R Registrant’s ability to enter into this Agreement on behalf of the Reorganizing Fund or the Reorganizing Fund’s ability to consummate the transactions contemplated by this Agreement.

4.2           REPRESENTATIONS OF THE SURVIVING FUND.  The Caltrust Registrant, on behalf of the Surviving Fund, represents and warrants to the SM&R Registrant, on behalf of the Reorganizing Fund, as follows:

a)	The Surviving Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

b)
The Caltrust Registrant is registered as an open-end management investment company under the 1940 Act, the Caltrust Registrant’s registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Surviving Fund’s shares are registered under the 1933 Act and such registration has not been revoked or rescinded and is in full force and effect.

c)
The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d)
The Surviving Fund is not in violation of, and the execution, delivery and performance of this Agreement will not, result in a violation of, the Caltrust Registrant’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Surviving Fund is a party or by which it is bound.

e)
Except as otherwise disclosed in writing to the Reorganizing Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets.  Any such litigation, if adversely determined, would not materially and adversely affect its financial condition, the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement.  The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f)
The audited financial statements of the Surviving Fund as of August 31, 2009, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Reorganizing Funds) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.

g)
Since the date of the financial statements referred to in sub-paragraph (f) above, there have been no material adverse changes in the Surviving Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Reorganizing Fund.  For the purposes of this sub-paragraph (g), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.

h)
All federal and other tax returns and reports of the Surviving Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof.  To the best of the Surviving Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

i)
All issued and outstanding Surviving Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Surviving Fund.  The Surviving Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Surviving Fund Shares, and there are no outstanding securities convertible into any Surviving Fund Shares.

j)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Surviving Fund.  This Agreement constitutes a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

k)
Surviving Fund Shares to be issued and delivered to the Reorganizing Fund for the account of the Reorganizing Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized.  When so issued and delivered, such shares will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable.

l)
The information to be furnished by the Surviving Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

m)
From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund Shareholders and on the Closing Date, any written information furnished by the Caltrust Registrant with respect to the Surviving Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

n)
The Surviving Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

o)
No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Caltrust Registrant, for itself and on behalf of the Surviving Fund, or the performance of the Agreement by the Caltrust Registrant, for itself and on behalf of the Surviving Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware  law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

p)
The Surviving Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE SURVIVING FUND AND THE REORGANIZING FUND

5.1           OPERATION IN ORDINARY COURSE.  The Surviving Fund and the Reorganizing Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions and purchases and sales of portfolio securities in the ordinary course of business.

5.2           APPROVAL OF SHAREHOLDERS.  The SM&R Registrant will call a special meeting of the Reorganizing Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3           INVESTMENT REPRESENTATION.  The Reorganizing Fund covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4           ADDITIONAL INFORMATION.  The Reorganizing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund’s shares.

5.5           FURTHER ACTION.  Subject to the provisions of this Agreement, the Surviving Fund and the Reorganizing Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6           STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable, but in any case within sixty days after the Closing Date, the Reorganizing Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Reorganizing Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and which will be certified by the SM&R Registrant’s Treasurer.

5.7           PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT.  The Caltrust Registrant will prepare and file with the Commission a registration statement on Form N-14 relating to the Surviving Fund Shares to be issued to shareholders of the Reorganizing Fund (the “Registration Statement”).  The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Surviving Fund relating to the transaction contemplated by this Agreement.  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable.  Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Reorganizing Fund’s Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8           On or before the Closing Date, the Reorganizing Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Reorganizing Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE REORGANIZING FUND

The obligations of the Reorganizing Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by the Surviving Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

All representations, covenants, and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Surviving Fund shall have delivered to the Reorganizing Fund a certificate executed in the Surviving Fund’s name by the Caltrust Registrant’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Reorganizing Fund and dated as of the Closing Date, to such effect and as to such other matters as the Reorganizing Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND

The obligations of the Surviving Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Reorganizing Fund of all the obligations to be performed by the Reorganizing Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

All representations, covenants, and warranties of the Reorganizing Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date.  The Reorganizing Fund shall have delivered to the Surviving Fund on such Closing Date a certificate executed in the Reorganizing Fund’s name by the SM&R Registrant’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Surviving Fund and dated as of such Closing Date, to such effect and as to such other matters as the Surviving Fund shall reasonably request.

The Reorganizing Fund shall have delivered to the Surviving Fund a statement of the Reorganizing Fund’s assets and liabilities, together with a list of the Reorganizing Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the SM&R Registrant.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
SURVIVING FUND AND REORGANIZING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Reorganizing Fund or the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1           All necessary Board approvals of this Agreement and the transactions contemplated herein shall have been obtained by the Funds in accordance with applicable law and each Fund’s governing documents. This Agreement and the transactions contemplated herein, with respect to the Reorganizing Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Reorganizing Fund in accordance with applicable law and the provisions of the SM&R Registrant’s Articles of Incorporation and By-Laws.  Certified copies of the resolutions evidencing such approvals shall have been delivered to the Surviving Fund.  Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.1.

8.2           On or prior to the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.

8.4           The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5           The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:

a)
The transfer of all or substantially all of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares (followed by the distribution of Surviving Fund Shares to the Reorganizing Fund Shareholders in dissolution and liquidation of the Reorganizing Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Surviving Fund and the Reorganizing Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

b)	No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Reorganizing Fund solely in exchange for Surviving Fund Shares.

c)
No gain or loss will be recognized by the Reorganizing Fund upon the transfer of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares or upon the distribution (whether actual or constructive) of Surviving Fund Shares to Reorganizing Fund Shareholders in exchange for their Reorganizing Fund Shares.

d)	No gain or loss will be recognized by any Reorganizing Fund Shareholder upon the exchange of its Reorganizing Fund Shares for Surviving Fund Shares.

e)
The aggregate tax basis of the Surviving Fund Shares received by each Reorganizing Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Reorganizing Fund Shares held by such Reorganizing Fund Shareholder immediately prior to the Reorganization.  The holding period of Surviving Fund Shares received by each Reorganizing Fund Shareholder will include the period during which the Reorganizing Fund Shares exchanged therefor were held by such shareholder, provided the Reorganizing Fund Shares are held as capital assets at the time of the Reorganization.

f)
The tax basis of the Reorganizing Fund’s assets acquired by the Surviving Fund will be the same as the tax basis of such assets to the Reorganizing Fund immediately prior to the Reorganization.  The holding period of the assets of the Reorganizing Fund in the hands of the Surviving Fund will include the period during which those assets were held by the Reorganizing Fund.

Such opinion shall be based on customary assumptions and such representations as Reed Smith LLP may reasonably request, and the Reorganizing Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations.  The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Surviving Fund, the Reorganizing Fund or any Reorganizing Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.  Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

The Reorganizing Fund and the Surviving Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article IX.  CCM Partners  and/or SM&R will bear certain expenses associated with Reorganizing Fund’s and Surviving Fund’s participation in the Reorganization as mutually agreed between CCM Partners and SM&R.  Such reorganization expenses include:  (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal and accounting fees incurred in connection with the preparation of the Proxy Materials; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.  The Surviving Fund shall bear expenses associated with the qualification of Surviving Fund Shares for sale in the various states.  In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganization, the Funds may incur transaction expenses associated with the sale and purchase of portfolio securities.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1           The Caltrust Registrant, on behalf of the Surviving Fund, and the SM&R Registrant, on behalf of the Reorganizing Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2           Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder (unless otherwise specifically calculated therein).  The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

This Agreement may be terminated by the mutual agreement of the Caltrust Registrant and the SM&R Registrant.  In addition, either the Caltrust Registrant or the SM&R Registrant may at its option terminate this Agreement at or before the Closing Date due to:

a)	a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c)
a determination by a party’s Board, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the SM&R Registrant or the Caltrust Registrant, respectively, and notice given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Surviving Fund, the Caltrust Registrant, the Reorganizing Fund, the SM&R Registrant, or their respective Trustees/Directors or their respective officers.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the SM&R Registrant, on behalf of the Reorganizing Fund, and the Caltrust Registrant, on behalf of the Surviving Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Reorganizing Fund Shareholders called by the Reorganizing Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund Shares to be issued to the Reorganizing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entitles other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Surviving Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Caltrust Registrant personally, but shall bind only the property of the Surviving Fund.  The execution and delivery of this Agreement have been authorized by the Trustees of the Caltrust Registrant on behalf of the Surviving Fund and signed by authorized officers of the Caltrust Registrant, acting as such.  Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Surviving Fund.

It is expressly agreed that the obligations of the Reorganizing Fund hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of the SM&R Registrant personally, but shall bind only the property of the Reorganizing Fund.  The execution and delivery of this Agreement have been authorized by the Directors of the SM&R Registrant on behalf of the Reorganizing Fund and signed by authorized officers of the SM&R Registrant, acting as such.  Neither the authorization by such Directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Reorganizing Fund.

Signature Page Follows

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

CALIFORNIA INVESTMENT TRUST
on behalf of its series,
Equity Income Fund
U.S. Government Securities Fund

By:
Name: Stephen C. Rogers
Title: President

SM&R INVESTMENTS, INC.
on behalf of its series,
SM&R Growth Fund
SM&R Equity Income Fund
SM&R Balanced Fund
SM&R Government Bond Fund

By:
Name: Michael W. McCroskey
Title:  President

Annex A-2

AGREEMENT AND PLAN OF REORGANIZATION
(SM&R Money Market Fund)

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ____ day of _______, 2010, by and between California Investment Trust, a Delaware statutory trust, with its principal place of business at 44 Montgomery Street, Suite 2100, San Francisco, California 94104 (the “Caltrust Registrant”), on behalf of its series, The United States Treasury Trust (the “Surviving Fund”), and SM&R Investments, Inc., a Maryland corporation, with its principal place of business at 2450 South Shore Boulevard, Suite 400, League City, Texas 77573 (the “SM&R Registrant”), on behalf of its series, the SM&R Money Market Fund (“Reorganizing Fund” and, collectively with the Surviving Fund, the “Funds”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.  The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Reorganizing Fund (which offers a single undesignated class of shares) (the “Reorganizing Fund Shares”) in exchange solely for shares (Direct Shares), no par value per share, of the Surviving Fund (“Surviving Fund Shares”); and (ii) the distribution of the Surviving Fund Shares (Direct Shares) to the holders of the outstanding shares of the Reorganizing Fund (which offers a single undesignated class of shares), and (iii) the liquidation and dissolution of the Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Surviving Fund and the Reorganizing Fund are separate series of the Caltrust Registrant and the SM&R Registrant, respectively, and the Caltrust Registrant and SM&R Registrant are open-end, registered management investment companies, and the Reorganizing Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, the Surviving Fund and Reorganizing Fund are authorized to issue their shares of beneficial interests and stock, respectively;

WHEREAS, the Trustees of the Caltrust Registrant have determined that the Reorganization, with respect to the Surviving Fund, is in the best interests of the Surviving Fund; and

WHEREAS, the Directors of the SM&R Registrant have determined that the Reorganization, with respect to the Reorganizing Fund, is in the best interests of the Reorganizing Fund;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE REORGANIZING FUND IN EXCHANGE FOR SURVIVING
FUND SHARES AND LIQUIDATION AND DISSOLUTION OF THE REORGANIZING FUND

1.1           THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Reorganizing Fund agrees to transfer all or substantially all of its assets, as set forth in paragraph 1.2, to the Surviving Fund.  In exchange, the Surviving Fund agrees to deliver to the Reorganizing Fund the number of full and fractional shares of Surviving Fund Shares, determined by multiplying (a)  the shares outstanding of the Reorganizing Fund Shares, by (b) the ratio computed by dividing (x) the net asset value per share of the Reorganizing Fund Shares by (y) the net asset value per share of the of Surviving Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2.  Holders of the Reorganizing Fund Shares will receive the Surviving Fund Shares in redemption of their Reorganizing Fund Shares.  Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2           ASSETS TO BE ACQUIRED. The assets of the Reorganizing Fund to be acquired by the Surviving Fund shall consist of property having a value equal to the total net assets of the Reorganizing Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Reorganizing Fund.  The assets to be acquired by the Surviving Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund on the Closing Date, which shall be written down by the Reorganizing Fund immediately prior to the Closing and excluded from the Valuation of Assets under paragraph 2.1 and the corresponding calculation of net asset value per share of each class of the Reorganizing Fund Shares under this Agreement.

The Reorganizing Fund has provided the Surviving Fund with its most recent audited financial statements, which contain a list of all of the Reorganizing Fund’s assets as of the date of such statements.  The Reorganizing Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Reorganizing Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3           LIABILITIES TO BE DISCHARGED.  The Reorganizing Fund will discharge all of its liabilities and obligations prior to the Closing Date.

1.4           LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable:  (a) the Reorganizing Fund will distribute in complete liquidation of the Reorganizing Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Reorganizing Fund Shareholders”), all of the Surviving Fund Shares received by the Reorganizing Fund pursuant to paragraph 1.1; and (b) the Reorganizing Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below.  Such distribution will be accomplished by the transfer of Surviving Fund Shares credited to the account of the Reorganizing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the name of the Reorganizing Fund Shareholders, and representing the respective pro rata number of Surviving Fund Shares due such shareholders.  All issued and outstanding Reorganizing Fund Shares will simultaneously be canceled on the books of the Reorganizing Fund.  The Surviving Fund shall not issue certificates representing Surviving Fund Shares in connection with such transfer.  After the Closing Date, the Reorganizing Fund shall not conduct any business except in connection with its dissolution and termination.

1.5           OWNERSHIP OF SHARES.  Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent.  Surviving Fund Shares will be issued simultaneously to the Reorganizing Fund, in an amount equal in value to the aggregate net asset value of the Reorganizing Fund Shares, to be distributed to Reorganizing Fund Shareholders.

1.6           TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Reorganizing Fund Shares on the books of the Reorganizing Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.

1.7           REPORTING RESPONSIBILITY.  Any reporting responsibility of the Reorganizing Fund is and shall remain the responsibility of the Reorganizing Fund.

1.8           TERMINATION.  The Reorganizing Fund shall be dissolved and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9           BOOKS AND RECORDS.  All books and records of the Reorganizing Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Surviving Fund from and after the Closing Date and shall be turned over to the Surviving Fund as soon as practicable following the Closing Date.

1.10         OTHER REORGANIZATION-SPECIFIC ITEMS. In connection with the Reorganization, any minimum investment amounts applicable to initial investments in the Surviving Fund Shares shall be waived with respect to the Reorganizing Fund Shareholder’s initial receipt of Surviving Fund Shares as part of the Reorganization.

ARTICLE II

VALUATION

2.1           VALUATION OF ASSETS.  The value of the Reorganizing Fund’s assets to be acquired by the Surviving Fund hereunder shall be the value of such assets at the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date,using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(c)(7)(ii)(A)(1) and in accordance with the valuation procedures established under such rule by the Board of Trustees of the Caltrust Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the respective Boards of Trustees/Directors (“Board”) of the Caltrust Registrant and SM&R Registrant).

2.2           VALUATION OF SHARES.  The net asset value per share of Surviving Fund Shares shall be the net asset value per share of Surviving Fund Shares computed at the closing on the Closing Date, using the Amortized Cost Method as defined in Rule 2a-7(a)(2) in accordance with the valuation procedures established under such rule by the Board of the Caltrust Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by their respective Boards).

2.3           SHARES TO BE ISSUED.  The number of Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Reorganizing Fund’s assets to be acquired by the Surviving Fund pursuant to this Agreement, shall be determined in accordance with paragraph 1.1.

2.4           DETERMINATION OF VALUE.  All computations of value shall be made by ALPS Fund Services, Inc., on behalf of the Surviving Fund and the Reorganizing Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1           CLOSING DATE.  The closing shall occur on or about May 28, 2010, or such other date(s) as the parties may agree to in writing (the “Closing Date”).  All acts taking place at the closing shall be deemed to take place at 4:00 p.m., Central Time,  on the Closing Date unless otherwise provided herein.  The closing shall be held at the offices of the Surviving Fund or its council, or at such other time and/or place as the parties may agree.

3.2           CUSTODIAN’S CERTIFICATE.  Moody National Bank, as custodian for the Reorganizing Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that:  (a) the Reorganizing Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Surviving Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Reorganizing Fund.

3.3           EFFECT OF SUSPENSION IN TRADING.  In the event that on the scheduled Closing Date, either:  (a) the NYSE or another primary exchange on which the portfolio securities of the Surviving Fund or the Reorganizing Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Surviving Fund or the Reorganizing Fund is impracticable, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored.

3.4           TRANSFER AGENT’S CERTIFICATE.  Securities Management and Research, Inc, (“SM&R”) as transfer agent for the Reorganizing Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Reorganizing Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Surviving Fund shall issue and deliver or cause, ALPS Fund Services, Inc., its transfer agent, to issue and deliver a confirmation evidencing Surviving Fund Shares to be credited on the Closing Date to the Secretary of the SM&R Registrant or provide evidence satisfactory to the Reorganizing Fund that the Surviving Fund Shares have been credited to the Reorganizing Fund’s account on the books of the Surviving Fund.  At the Closing, each party shall deliver to the other such bills of sale, assignments, checks, certificates, opinions, receipts and other instruments or documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1           REPRESENTATIONS OF THE REORGANIZING FUND.  The SM&R Registrant, on behalf of the Reorganizing Fund, represents and warrants to the Caltrust Registrant, on behalf of the Surviving Fund, as follows:

u)	The Reorganizing Fund is a legally designated, separate series of a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland.

v)
The SM&R Registrant is registered as an open-end management investment company under the 1940 Act, the SM&R Registrant’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and the Reorganizing Fund’s shares are registered under the Securities Act of 1933, as amended (“1993 Act”), and such registration has not been revoked or rescinded and is in full force and effect.

w)
The current prospectus and statement of additional information of the Reorganizing Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

x)
The Reorganizing Fund is not in violation of, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of, any provision of the SM&R Registrant’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Reorganizing Fund is a party or by which the Reorganizing Fund is bound.

y)
The Reorganizing Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.  All contracts of the Reorganizing Fund will be terminated with respect to the Reorganizing Fund as of the Closing Date (including any such contracts with affiliated persons of the Reorganizing Fund).

z)
Except as otherwise disclosed in writing to and accepted by the Surviving Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Reorganizing Fund or any of its properties or assets.  Any such litigation, if adversely determined, would not materially and adversely affect the Reorganizing Fund’s financial condition, the conduct of its business, or the ability of the Reorganizing Fund to carry out the transactions contemplated by this Agreement.  The Reorganizing Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

aa)
The audited financial statements of the Reorganizing Fund as of August 31, 2009, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.

bb)
Since the date of the financial statements referred to in sub-paragraph (g) above, there have been no material adverse changes in the Reorganizing Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund.  For the purposes of this sub-paragraph (h), a decline in the net asset value of the Reorganizing Fund shall not constitute a material adverse change.

cc)
As of the date hereof, except as previously disclosed to the Surviving Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Reorganizing Fund’s knowledge, there have been no material miscalculations of the net asset value of the Reorganizing Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

dd)
The minute books and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Reorganizing Fund and of the Reorganizing Fund, the Reorganizing Fund’s Board and committees of the Reorganizing Fund’s Board. The stock transfer ledgers and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Reorganizing Fund Shares.

ee)
The Reorganizing Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

ff)
All federal and other tax returns and reports of the Reorganizing Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof.  To the best of the Reorganizing Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

gg)
All issued and outstanding Reorganizing Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Reorganizing Fund.  All of the issued and outstanding Reorganizing Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund’s transfer agent as provided in paragraph 3.4.  The Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund Shares, and has no outstanding securities convertible into any of the Reorganizing Fund Shares.

hh)
At the Closing Date, the Reorganizing Fund will have good and marketable title to the Reorganizing Fund’s assets to be transferred to the Surviving Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Surviving Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Maryland, the Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Surviving Fund.

ii)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Reorganizing Fund.  Subject to approval by the Reorganizing Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Reorganizing Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

jj)
The information to be furnished by the Reorganizing Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

kk)
From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund Shareholders and on the Closing Date, any written information furnished by the SM&R Registrant with respect to the Reorganizing Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

ll)
The Reorganizing Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

mm)
No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Maryland  law for the execution of this Agreement by the SM&R Registrant, for itself and on behalf of the Reorganizing Fund, or the performance of the Agreement by the SM&R Registrant, for itself and on behalf of the Reorganizing Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Reorganizing Fund as described in paragraph 5.2.

nn)
The Reorganizing Fund, and the SM&R Registrant with respect to the Reorganizing Fund, has complied and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect.  The value of the net assets of the Reorganizing Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act.  There are no legal or governmental actions, investigations, inquiries, or proceedings pending or, to the knowledge of the Reorganizing Fund, threatened against the Reorganizing Fund, or the SM&R Registrant with respect to the Reorganizing Fund, that would question the right, power or capacity of (a) the Reorganizing Fund to conduct its business as conducted now or at any time in the past, or (b) the SM&R Registrant’s ability to enter into this Agreement on behalf of the Reorganizing Fund or the Reorganizing Fund’s ability to consummate the transactions contemplated by this Agreement.

4.2           REPRESENTATIONS OF THE SURVIVING FUND.  The Caltrust Registrant, on behalf of the Surviving Fund, represents and warrants to the SM&R Registrant, on behalf of the Reorganizing Fund, as follows:

q)	The Surviving Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

r)
The Caltrust Registrant is registered as an open-end management investment company under the 1940 Act, the Caltrust Registrant’s registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Surviving Fund’s shares are registered under the 1933 Act and such registration has not been revoked or rescinded and is in full force and effect.

s)
The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

t)
The Surviving Fund is not in violation of, and the execution, delivery and performance of this Agreement will not, result in a violation of, the Caltrust Registrant’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Surviving Fund is a party or by which it is bound.

u)
Except as otherwise disclosed in writing to the Reorganizing Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets.  Any such litigation, if adversely determined, would not materially and adversely affect its financial condition, the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement.  The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

v)
The audited financial statements of the Surviving Fund as of August 31, 2009, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Reorganizing Funds) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.

w)
Since the date of the financial statements referred to in sub-paragraph (f) above, there have been no material adverse changes in the Surviving Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Reorganizing Fund.  For the purposes of this sub-paragraph (g), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.

x)
All federal and other tax returns and reports of the Surviving Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof.  To the best of the Surviving Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

y)
All issued and outstanding Surviving Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Surviving Fund.  The Surviving Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Surviving Fund Shares, and there are no outstanding securities convertible into any Surviving Fund Shares.

z)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Surviving Fund.  This Agreement constitutes a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

aa)
Surviving Fund Shares to be issued and delivered to the Reorganizing Fund for the account of the Reorganizing Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized.  When so issued and delivered, such shares will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable.

bb)
The information to be furnished by the Surviving Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

cc)
From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund Shareholders and on the Closing Date, any written information furnished by the Caltrust Registrant with respect to the Surviving Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

dd)
The Surviving Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

ee)
No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Caltrust Registrant, for itself and on behalf of the Surviving Fund, or the performance of the Agreement by the Caltrust Registrant, for itself and on behalf of the Surviving Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware  law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

ff)
The Surviving Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE SURVIVING FUND AND THE REORGANIZING FUND

5.1           OPERATION IN ORDINARY COURSE.  The Surviving Fund and the Reorganizing Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions and purchases and sales of portfolio securities in the ordinary course of business.

5.2           APPROVAL OF SHAREHOLDERS.  The SM&R Registrant will call a special meeting of the Reorganizing Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3           INVESTMENT REPRESENTATION.  The Reorganizing Fund covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4           ADDITIONAL INFORMATION.  The Reorganizing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund’s shares.

5.5           FURTHER ACTION.  Subject to the provisions of this Agreement, the Surviving Fund and the Reorganizing Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6           STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable, but in any case within sixty days after the Closing Date, the Reorganizing Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Reorganizing Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and which will be certified by the SM&R Registrant’s Treasurer.

5.7           PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT.  The Caltrust Registrant will prepare and file with the Commission a registration statement on Form N-14 relating to the Surviving Fund Shares to be issued to shareholders of the Reorganizing Fund (the “Registration Statement”).  The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Surviving Fund relating to the transaction contemplated by this Agreement.  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable.  Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Reorganizing Fund’s Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8           On or before the Closing Date, the Reorganizing Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Reorganizing Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE REORGANIZING FUND

The obligations of the Reorganizing Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by the Surviving Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

All representations, covenants, and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Surviving Fund shall have delivered to the Reorganizing Fund a certificate executed in the Surviving Fund’s name by the Caltrust Registrant’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Reorganizing Fund and dated as of the Closing Date, to such effect and as to such other matters as the Reorganizing Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND

The obligations of the Surviving Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Reorganizing Fund of all the obligations to be performed by the Reorganizing Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

All representations, covenants, and warranties of the Reorganizing Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date.  The Reorganizing Fund shall have delivered to the Surviving Fund on such Closing Date a certificate executed in the Reorganizing Fund’s name by the SM&R Registrant’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Surviving Fund and dated as of such Closing Date, to such effect and as to such other matters as the Surviving Fund shall reasonably request.

The Reorganizing Fund shall have delivered to the Surviving Fund a statement of the Reorganizing Fund’s assets and liabilities, together with a list of the Reorganizing Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the SM&R Registrant.

Any contributions, reimbursements or other payments required to be made by SM&R to the Reorganizing Fund pursuant to Section 6.11 of that certain Agreement, dated February 22, 2010, between CCM Partners and SM&R shall have been made.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
SURVIVING FUND AND REORGANIZING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Reorganizing Fund or the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1           All necessary Board approvals of this Agreement and the transactions contemplated herein shall have been obtained by the Funds in accordance with applicable law and each Fund’s governing documents. This Agreement and the transactions contemplated herein, with respect to the Reorganizing Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Reorganizing Fund in accordance with applicable law and the provisions of the SM&R Registrant’s Articles of Incorporation and By-Laws.  Certified copies of the resolutions evidencing such approvals shall have been delivered to the Surviving Fund.  Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.1.

8.2           On or prior to the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.

8.4           The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5           The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:

g)
The transfer of all or substantially all of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares (followed by the distribution of Surviving Fund Shares to the Reorganizing Fund Shareholders in dissolution and liquidation of the Reorganizing Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Surviving Fund and the Reorganizing Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

h)	No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Reorganizing Fund solely in exchange for Surviving Fund Shares.

i)
No gain or loss will be recognized by the Reorganizing Fund upon the transfer of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares or upon the distribution (whether actual or constructive) of Surviving Fund Shares to Reorganizing Fund Shareholders in exchange for their Reorganizing Fund Shares.

j)	No gain or loss will be recognized by any Reorganizing Fund Shareholder upon the exchange of its Reorganizing Fund Shares for Surviving Fund Shares.

k)
The aggregate tax basis of the Surviving Fund Shares received by each Reorganizing Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Reorganizing Fund Shares held by such Reorganizing Fund Shareholder immediately prior to the Reorganization.  The holding period of Surviving Fund Shares received by each Reorganizing Fund Shareholder will include the period during which the Reorganizing Fund Shares exchanged therefor were held by such shareholder, provided the Reorganizing Fund Shares are held as capital assets at the time of the Reorganization.

l)
The tax basis of the Reorganizing Fund’s assets acquired by the Surviving Fund will be the same as the tax basis of such assets to the Reorganizing Fund immediately prior to the Reorganization.  The holding period of the assets of the Reorganizing Fund in the hands of the Surviving Fund will include the period during which those assets were held by the Reorganizing Fund.

Such opinion shall be based on customary assumptions and such representations as Reed Smith LLP may reasonably request, and the Reorganizing Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations.  The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Surviving Fund, the Reorganizing Fund or any Reorganizing Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.  Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

The Reorganizing Fund and the Surviving Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article IX.  CCM Partners and/or SM&R will bear certain expenses associated with Reorganizing Fund’s and Surviving Fund’s participation in the Reorganization as mutually agreed between CCM Partners and SM&R. Such reorganization expenses include: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal and accounting fees incurred in connection with the preparation of the Proxy Materials; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. The Surviving Fund shall bear expenses associated with the qualification of Surviving Fund Shares for sale in the various states.  In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganization, the Funds may incur transaction expenses associated with the sale and purchase of portfolio securities.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1           The Caltrust Registrant, on behalf of the Surviving Fund, and the SM&R Registrant, on behalf of the Reorganizing Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2           Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder (unless otherwise specifically calculated therein).  The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

This Agreement may be terminated by the mutual agreement of the Caltrust Registrant and the SM&R Registrant.  In addition, either the Caltrust Registrant or the SM&R Registrant may at its option terminate this Agreement at or before the Closing Date due to:

d)	a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

e)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

f)
a determination by a party’s Board, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the SM&R Registrant or the Caltrust Registrant, respectively, and notice given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Surviving Fund, the Caltrust Registrant, the Reorganizing Fund, the SM&R Registrant, or their respective Trustees/Directors or their respective officers.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the SM&R Registrant, on behalf of the Reorganizing Fund, and the Caltrust Registrant, on behalf of the Surviving Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Reorganizing Fund Shareholders called by the Reorganizing Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund Shares to be issued to the Reorganizing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entitles other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Surviving Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Caltrust Registrant personally, but shall bind only the property of the Surviving Fund.  The execution and delivery of this Agreement have been authorized by the Trustees of the Caltrust Registrant on behalf of the Surviving Fund and signed by authorized officers of the Caltrust Registrant, acting as such.  Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Surviving Fund.

It is expressly agreed that the obligations of the Reorganizing Fund hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of the SM&R Registrant personally, but shall bind only the property of the Reorganizing Fund.  The execution and delivery of this Agreement have been authorized by the Directors of the SM&R Registrant on behalf of the Reorganizing Fund and signed by authorized officers of the SM&R Registrant, acting as such.  Neither the authorization by such Directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Reorganizing Fund.

Signature Page Follows

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

CALIFORNIA INVESTMENT TRUST
on behalf of its series,
The United States Treasury Trust

By:
Name: Stephen C. Rogers
Title: President

SM&R INVESTMENTS, INC.
on behalf of its series,
SM&R Money Market Fund

By:
Name: Michael W. McCroskey
Title: President

Annex B-1

SM&R Growth Fund Financial Highlights

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the Years indicated.

SM&R GROWTH FUND	Class A Shares

	Year Ended August 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of Year	$4.06	$4.83	$4.31	$4.09	$3.79
Income (loss) from investment operations
Investment income - net	0.04	0.04	0.02	0.01	0.04
Net realized and unrealized gain (loss) on investments	(0.83)	(0.64)	0.67	0.23	0.30
Total from investment operations	(0.79)	(0.60)	0.69	0.24	0.34
Less distributions
Investment income - net	(0.04)	(0.05)	(0.02)	(0.02)	(0.04)
Capital gains	(0.21)	(0.12)	(0.15)	-	-
Total distributions	(0.25)	(0.17)	(0.17)	(0.02)	(0.04)
Net asset value, end of Year	$3.02	$4.06	$4.83	$4.31	$4.09
Total return (1)	(18.56)%	(12.73)%	16.16%	6.00%	9.05%

RATIOS (in percentages)/Supplemental Data
Net assets, end of Year (000's omitted)	$2,716	$3,786	$5,698	$5,620	$6,154
Ratio of expenses with reimbursement to average net assets (2)	1.36%	1.36%	1.36%	1.36%	1.36%
Ratio of expenses without reimbursement to average net assets	1.67%	1.63%	1.47%	1.66%	1.69%
Ratio of net investment income to average net assets	1.22%	1.03%	0.34%	0.52%	1.03%
Portfolio turnover rate	11.84%	11.15%	23.79%	56.05%	24.18%

(1) Does not include the effect of sales charge
(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.36% for Class A and 1.86% for Class B until December 31, 2010.

SM&R GROWTH FUND	Class B Shares

	Year Ended August 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of Year	$3.97	$4.73	$4.22	$4.00	$3.72
Income (loss) from investment operations
Investment income (loss) - net	(0.04)	(0.05)	(0.04)	-	0.02
Net realized and unrealized gain (loss) on investments	(0.75)	(0.57)	0.70	0.23	0.29
Total from investment operations	(0.79)	(0.62)	0.66	0.23	0.31
Less distributions
Investment income - net	(0.02)	(0.02)	-	(0.01)	(0.03)
Capital gains	(0.21)	(0.12)	(0.15)	-	-
Total distributions	(0.23)	(0.14)	(0.15)	(0.01)	(0.03)
Net asset value, end of Year	$2.95	$3.97	$4.73	$4.22	$4.00
Total return (1)	(19.01)%	(13.37)%	15.89%	5.71%	8.27%

RATIOS (in percentages)/Supplemental Data
Net assets, end of Year (000's omitted)	$786	$1,423	$2,863	$3,218	$3,456
Ratio of expenses with reimbursement to average net assets (2)	1.86%	1.86%	1.86%	1.86%	1.86%
Ratio of expenses without reimbursement to average net assets	2.54%	2.24%	2.03%	2.24%	2.20%
Ratio of net investment income (loss) to average net assets	0.72%	0.56%	(0.17)%	0.02%	0.52%
Portfolio turnover rate	11.84%	11.15%	23.79%	56.05%	24.18%

(1) Does not include the effect of sales charge
(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.36% for Class A and 1.86% for Class B until December 31, 2010.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the Years indicated.

SM&R GROWTH FUND	Class T Shares

	Year Ended August 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of Year	$4.14	$4.95	$4.40	$4.17	$3.87
Income (loss) from investment operations
Investment income - net	0.04	0.06	0.03	0.03	0.05
Net realized and unrealized gain (loss) on investments	(0.84)	(0.69)	0.70	0.23	0.30
Total from investment operations	(0.80)	(0.63)	0.73	0.26	0.35
Less distributions
Investment income - net	(0.04)	(0.06)	(0.03)	(0.03)	(0.05)
Capital gains	(0.21)	(0.12)	(0.15)	-	-
Total distributions	(0.25)	(0.18)	(0.18)	(0.03)	(0.05)
Net asset value, end of Year	$3.09	$4.14	$4.95	$4.40	$4.17
Total return (1)	(18.36)%	(13.11)%	16.73%	6.28%	9.01%

RATIOS (in percentages)/Supplemental Data
Net assets, end of Year (000's omitted)	$61,080	$79,417	$98,760	$93,937	$101,643
Ratio of expenses with reimbursement to average net assets	1.25%	1.15%	1.12%	1.18%	1.19%
Ratio of expenses without reimbursement to average net assets	1.26%	1.15%	1.12%	1.18%	1.19%
Ratio of net investment income to average net assets	1.34%	1.27%	0.58%	0.70%	1.20%
Portfolio turnover rate	11.84%	11.15%	23.79%	56.05%	24.18%

(1) Does not include the effect of sales charge

Annex B-2

SM&R Equity Income Fund Financial Highlights

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the Years indicated.

SM&R EQUITY INCOME FUND	Class A Shares

	Year Ended August 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of Year	$19.26	$23.40	$23.12	$23.22	$22.11
Income (loss) from investment operations
Investment income - net	0.40	0.48	0.64	0.45	0.35
Net realized and unrealized gain (loss) on investments	(4.20)	(2.75)	1.71	1.70	1.68
Total from investment operations	(3.80)	(2.27)	2.35	2.15	2.03
Less distributions
Investment income - net	(0.46)	(0.53)	(0.68)	(0.40)	(0.39)
Capital gains	(1.15)	(1.34)	(1.39)	(1.85)	(0.53)
Total distributions	(1.61)	(1.87)	(2.07)	(2.25)	(0.92)
Net asset value, end of Year	$13.85	$19.26	$23.40	$23.12	$23.22
Total return (1)	(18.71)%	(10.34)%	10.31%	9.89%	9.25%

RATIOS (in percentages)/Supplemental Data
Net assets, end of Year (000's omitted)	$5,113	$7,150	$10,524	$9,269	$9,088
Ratio of expenses with reimbursement to average net assets (2)	1.26%	1.26%	1.26%	1.26%	1.26%
Ratio of expenses without reimbursement to average net assets	1.59%	1.49%	1.43%	1.54%	1.50%
Ratio of net investment income to average net assets	3.09%	2.47%	2.57%	2.00%	1.53%
Portfolio turnover rate	6.07%	11.88%	11.40%	47.59%	18.45%

(1) Does not include the effect of sales charge
(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.26% for Class A and 1.76% for Class B until December 31, 2010.

SM&R EQUITY INCOME FUND	Class B Shares

	Year Ended August 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of Year	$18.58	$22.63	$22.33	$22.49	$21.46
Income (loss) from investment operations
Investment income - net	0.22	0.15	0.40	0.29	0.23
Net realized and unrealized gain (loss) on investments	(3.94)	(2.42)	1.84	1.69	1.61
Total from investment operations	(3.72)	(2.27)	2.24	1.98	1.84
Less distributions
Investment income - net	(0.39)	(0.44)	(0.55)	(0.29)	(0.28)
Capital gains	(1.15)	(1.34)	(1.39)	(1.85)	(0.53)
Total distributions	(1.54)	(1.78)	(1.94)	(2.14)	(0.81)
Net asset value, end of Year	$13.32	$18.58	$22.63	$22.33	$22.49
Total return (1)	(19.11)%	(10.72)%	10.20%	9.40%	8.64%

RATIOS (in percentages)/Supplemental Data
Net assets, end of Year (000's omitted)	$1,770	$2,863	$5,373	$6,759	$7,744
Ratio of expenses with reimbursement to average net assets (2)	1.76%	1.76%	1.76%	1.76%	1.76%
Ratio of expenses without reimbursement to average net assets	2.26%	2.09%	1.95%	2.06%	2.05%
Ratio of net investment income to average net assets	2.62%	1.98%	2.09%	1.45%	1.04%
Portfolio turnover rate	6.07%	11.88%	11.40%	47.59%	18.45%

(1) Does not include the effect of sales charge
(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.26% for Class A and 1.76% for Class B until December 31, 2010.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the Years indicated.

SM&R EQUITY INCOME FUND	Class T Shares

	Year Ended August 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of Year	$20.10	$24.40	$23.97	$23.97	$22.77
Income (loss) from investment operations
Investment income - net	0.43	0.50	0.69	0.50	0.40
Net realized and unrealized gain (loss) on investments	(4.39)	(2.95)	1.81	1.76	1.72
Total from investment operations	(3.96)	(2.45)	2.50	2.26	2.12
Less distributions
Investment income - net	(0.47)	(0.51)	(0.68)	(0.41)	(0.39)
Capital gains	(1.15)	(1.34)	(1.39)	(1.85)	(0.53)
Total distributions	(1.62)	(1.85)	(2.07)	(2.26)	(0.92)
Net asset value, end of Year	$14.52	$20.10	$24.40	$23.97	$23.97
Total return (1)	(18.74)%	(10.35)%	10.60%	10.04%	9.35%

RATIOS (in percentages)/Supplemental Data
Net assets, end of Year (000's omitted)	$51,512	$70,316	$89,034	$90,698	$95,744
Ratio of expenses with reimbursement to average net assets	1.24%	1.14%	1.12%	1.15%	1.14%
Ratio of net investment income to average net assets	3.13%	2.58%	2.72%	2.09%	1.66%
Portfolio turnover rate	6.07%	11.88%	11.40%	47.59%	18.45%

(1) Does not include the effect of sales charge

Annex B-3

SM&R Balanced Fund Financial Highlights

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the Years indicated.

SM&R BALANCED FUND	Class A Shares

	Year Ended August 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of Year	$16.28	$18.37	$17.91	$18.19	$17.60
Income (loss) from investment operations
Investment income - net	0.32	0.29	0.36	0.32	0.35
Net realized and unrealized gain (loss) on investments	(2.45)	(1.72)	1.57	0.50	0.65
Total from investment operations	(2.13)	(1.43)	1.93	0.82	1.00
Less distributions
Investment income - net	(0.34)	(0.33)	(0.37)	(0.31)	(0.35)
Capital gains	(0.70)	(0.33)	(1.10)	(0.79)	(0.06)
Total distributions	(1.04)	(0.66)	(1.47)	(1.10)	(0.41)
Net asset value, end of Year	$13.11	$16.28	$18.37	$17.91	$18.19
Total return (1)	(12.15)%	(8.01)%	11.09%	4.65%	5.73%

RATIOS (in percentages)/Supplemental Data
Net assets, end of Year (000's omitted)	$2,768	$3,174	$4,376	$4,430	$5,030
Ratio of expenses with reimbursement to average net assets (2)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of expenses without reimbursement to average net assets	1.74%	1.67%	1.54%	1.71%	1.73%
Ratio of net investment income to average net assets	2.49%	1.88%	1.93%	1.90%	1.85%
Portfolio turnover rate	10.71%	19.79%	8.35%	21.82%	23.18%

(1) Does not include the effect of sales charge
(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.30% for Class A and 1.80% for Class B until December 31, 2010.

SM&R BALANCED FUND	Class B Shares

	Year Ended August 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of Year	$16.47	$18.56	$18.08	$18.37	$17.78
Income (loss) from investment operations
Investment income - net	0.21	0.09	0.21	0.24	0.25
Net realized and unrealized gain (loss) on investments	(2.45)	(1.63)	1.67	0.51	0.66
Total from investment operations	(2.24)	(1.54)	1.88	0.75	0.91
Less distributions
Investment income - net	(0.28)	(0.22)	(0.30)	(0.25)	(0.26)
Capital gains	(0.70)	(0.33)	(1.10)	(0.79)	(0.06)
Total distributions	(0.98)	(0.55)	(1.40)	(1.04)	(0.32)
Net asset value, end of Year	$13.25	$16.47	$18.56	$18.08	$18.37
Total return (1)	(12.77)%	(8.48)%	10.70%	4.20%	5.15%

RATIOS (in percentages)/Supplemental Data
Net assets, end of Year (000's omitted)	$909	$1,235	$2,171	$2,772	$3,095
Ratio of expenses with reimbursement to average net assets (2)	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of expenses without reimbursement to average net assets	2.48%	2.31%	2.07%	2.24%	2.23%
Ratio of net investment income to average net assets	2.00%	1.38%	1.43%	1.40%	1.36%
Portfolio turnover rate	10.71%	19.79%	8.35%	21.82%	23.18%

(1) Does not include the effect of sales charge
(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.30% for Class A and 1.80% for Class B until December 31, 2010.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the Years indicated.

SM&R BALANCED FUND	Class T Shares

	Year Ended August 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of Year	$16.94	$19.13	$18.60	$18.85	$18.21
Income (loss) from investment operations
Investment income - net	0.33	0.35	0.39	0.36	0.36
Net realized and unrealized gain (loss) on investments	(2.55)	(1.86)	1.65	0.51	0.68
Total from investment operations	(2.22)	(1.51)	2.04	0.87	1.04
Less distributions
Investment income - net	(0.35)	(0.35)	(0.41)	(0.33)	(0.34)
Capital gains	(0.70)	(0.33)	(1.10)	(0.79)	(0.06)
Total distributions	(1.05)	(0.68)	(1.51)	(1.12)	(0.40)
Net asset value, end of Year	$13.67	$16.94	$19.13	$18.60	$18.85
Total return (1)	(12.24)%	(8.13)%	11.28%	4.79%	5.77%

RATIOS (in percentages)/Supplemental Data
Net assets, end of Year (000's omitted)	$16,972	$20,267	$23,651	$22,373	$22,798
Ratio of expenses with reimbursement to average net assets	1.25%	1.24%	1.20%	1.25%	1.24%
Ratio of expenses without reimbursement to average net assets	1.35%	1.24%	1.20%	1.29%	1.24%
Ratio of net investment income to average net assets	2.54%	1.93%	2.02%	1.95%	1.92%
Portfolio turnover rate	10.71%	19.79%	8.35%	21.82%	23.18%

(1) Does not include the effect of sales charge

Annex B-4

SM&R Government Bond Fund Financial Highlights

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the Years indicated.

SM&R GOVERNMENT BOND FUND	Class A Shares

	Year Ended August 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of Year	$10.65	$10.40	$10.30	$10.50	$10.56
Income (loss) from investment operations
Investment income - net	0.29	0.36	0.42	0.36	0.25
Net realized and unrealized gain (loss) on investments	0.23	0.25	0.10	(0.20)	(0.06)
Total from investment operations	0.52	0.61	0.52	0.16	0.19
Less distributions
Investment income - net	(0.29)	(0.36)	(0.42)	(0.36)	(0.25)
Capital gains	-	-	-	-	(0.00	) ***
Total distributions	(0.29)	(0.36)	(0.42)	(0.36)	(0.25)
Net asset value, end of Year	$10.88	$10.65	$10.40	$10.30	$10.50
Total return (1)	4.91%	5.93%	5.15%	1.57%	1.93%

RATIOS (in percentages)/Supplemental Data
Net assets, end of Year (000's omitted)	$1,252	$1,137	$1,067	$976	$1,036
Ratio of expenses with reimbursement to average net assets (2)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses without reimbursement to average net assets	1.51%	1.76%	1.76%	2.19%	2.32%
Ratio of net investment income to average net assets	2.64%	3.41%	4.06%	3.46%	2.43%
Portfolio turnover rate	0.00%	26.83%	50.01%	78.38%	51.35%

(1) Does not include the effect of sales charge
(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for Class A and 1.23% for Class B until December 31, 2010.

SM&R GOVERNMENT BOND FUND	Class B Shares

	Year Ended August 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of Year	$10.63	$10.39	$10.29	$10.49	$10.55
Income (loss) from investment operations
Investment income - net	0.24	0.31	0.37	0.31	0.20
Net realized and unrealized gain (loss) on investments	0.23	0.24	0.10	(0.20)	(0.06)
Total from investment operations	0.47	0.55	0.47	0.11	0.14
Less distributions
Investment income - net	(0.24)	(0.31)	(0.37)	(0.31)	(0.20)
Capital gains	-	-	-	-	(0.00	) ***
Total distributions	(0.24)	(0.31)	(0.37)	(0.31)	(0.20)
Net asset value, end of Year	$10.86	$10.63	$10.39	$10.29	$10.49
Total return (1)	4.45%	5.31%	4.66%	1.10%	1.44%

RATIOS (in percentages)/Supplemental Data
Net assets, end of Year (000's omitted)	$306	$529	$588	$696	$1,009
Ratio of expenses with reimbursement to average net assets (2)	1.23%	1.23%	1.23%	1.23%	1.23%
Ratio of expenses without reimbursement to average net assets	2.42%	2.65%	2.25%	2.55%	2.34%
Ratio of net investment income to average net assets	2.19%	2.93%	3.56%	2.94%	1.92%
Portfolio turnover rate	0.00%	26.83%	50.01%	78.38%	51.35%

*** Amount less than $0.01
(1) Does not include the effect of sales charge
(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for Class A and 1.23% for Class B until December 31, 2010.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the Years indicated.

SM&R GOVERNMENT BOND FUND	Class T Shares

	Year Ended August 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of Year	$10.51	$10.27	$10.17	$10.36	$10.43
Income (loss) from investment operations
Investment income - net	0.29	0.36	0.41	0.35	0.25
Net realized and unrealized gain (loss) on investments	0.23	0.24	0.10	(0.19)	(0.07)
Total from investment operations	0.52	0.60	0.51	0.16	0.18
Less distributions
Investment income - net	(0.29)	(0.36)	(0.41)	(0.35)	(0.25)
Capital gains	-	-	-	-	(0.00	) ***
Total distributions	(0.29)	(0.36)	(0.41)	(0.35)	(0.25)
Net asset value, end of Year	$10.74	$10.51	$10.27	$10.17	$10.36
Total return (1)	4.94%	5.89%	5.16%	1.65%	1.84%

RATIOS (in percentages)/Supplemental Data
Net assets, end of Year (000's omitted)	$30,673	$29,183	$27,087	$26,194	$26,841
Ratio of expenses with reimbursement to average net assets (2)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses without reimbursement to average net assets	0.95%	0.93%	0.93%	0.99%	0.96%
Ratio of net investment income to average net assets	2.65%	3.41%	4.06%	3.47%	2.43%
Portfolio turnover rate	0.00%	26.83%	50.01%	78.38%	51.35%

*** Amount less than $0.01
(1) Does not include the effect of sales charge
(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for Class T until December 31, 2010.

Annex B-5

SM&R Money Market Fund Financial Highlights

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the Years indicated.

SM&R MONEY MARKET FUND

	Year Ended August 31,
	2009		2008	2007	2006	2005

Net asset value, beginning of Year	$1.00		$1.00	$1.00	$1.00	$1.00
Income from investment operations
Investment income - net	0.00	***	0.03	0.05	0.04	0.02
Total from investment operations	0.00	***	0.03	0.05	0.04	0.02
Less distributions
Investment income - net	(0.00)	***	(0.03)	(0.05)	(0.04)	(0.02)
Total distributions	(0.00)	***	(0.03)	(0.05)	(0.04)	(0.02)
Net asset value, end of Year	$1.00		$1.00	$1.00	$1.00	$1.00
Total return	0.46%		2.79%	4.84%	4.04%	2.03%

RATIOS (in percentages)/Supplemental Data
Net assets, end of Year (000's omitted)	$40,561		$96,040	$101,585	$88,769	$76,890
Ratio of expenses with reimbursement to average net assets	0.31%	(a)	0.50%	0.50%	0.50%	0.50%
Ratio of expenses without reimbursement to average net assets	0.64%		0.60%	0.63%	0.73%	0.59%
Ratio of net investment income to average net assets	0.50%		2.82%	4.74%	4.01%	1.98%

*** Amount less than $0.01
(a) SM&R has voluntarily agreed to waive or reduce expenses in excess of the contractual limit.

Annex B-6

Equity Income Fund Financial Highlights

	Year Ended August 31,
Equity Income Fund	2009	2008	2007	2006		2005
Net asset value, beginning of year	$15.69	$17.96	$16.52	$16.12		$14.07
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.21	0.29	0.29	0.26		0.26
Net gain (loss) on securities (both realized and unrealized)	(2.51)	(1.96)	2.08	0.76		2.05
Total from investment operations	(2.30)	(1.67)	2.37	1.02		2.31
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)	(0.28)	(0.31)	(0.27)		(0.26)
Distributions from capital gains	(0.05)	(0.32)	(0.62)	(0.35)		—
Total distributions	(0.25)	(0.60)	(0.93)	(0.62)		(0.26)
Paid in capital from redemption fee (Note 1)	—	—	—	(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$13.14	$15.69	$17.96	$16.52		$16.12

Total return	(14.48)%	(9.52)%	14.56%	6.50%		16.51%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$14,724	$17,914	$23,584	$17,090		$16,641
Ratio of expenses to average net assets:
Before expense reimbursements	0.97%	0.86%	0.88%	0.91%		0.87%
After expense reimbursements	0.97%	0.86%	0.88%	0.90%		0.85%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.83%	1.76%	1.64%	1.61%		1.70%
After expense reimbursements	1.83%	1.76%	1.64%	1.62%		1.72%
Portfolio turnover	27.02%	15.93%	1.48%	2.59%		3.25%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

Annex B-7
U.S. Government Securities Fund Financial Highlights

	Year Ended August 31,
U.S. Government Securities Fund	2009		2008		2007	2006	2005
Net asset value, beginning of year	$10.46		$10.22		$10.19	$10.51	$10.60
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.37		0.38		0.42	0.42	0.37
Net gain (loss) on securities (both realized and unrealized)	(0.08)		0.24		0.04	(0.32)	(0.00	)(a)
Total from investment operations	0.29		0.62		0.46	0.10	0.37
LESS DISTRIBUTIONS
Dividends from net investment income	(0.37)		(0.38)		(0.43)	(0.42)	(0.37)
Distributions from capital gains	—		—		—	—	(0.09)
Total distributions	(0.37)		(0.38)		(0.43)	(0.42)	(0.46)
Paid in capital from redemption fee (Note 1)	(0.00	)(a)	(0.00	)(a)	—	—	(0.00	)(a)
Net asset value, end of year	$10.38		$10.46		$10.22	$10.19	$10.51

Total return	2.73%		6.10%		4.63%	1.00%	3.60%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$22,111		$21,632		$19,762	$21,430	$25,024
Ratio of expenses to average net assets:
Before expense reimbursements	0.86%		0.85%		0.87%	0.86%	0.79%
After expense reimbursements	0.74%		0.74%		0.74%	0.74%	0.71%
Ratio of net investment income to average net assets:
Before expense reimbursements	3.38%		3.48%		3.95%	3.94%	3.46%
After expense reimbursements	3.51%		3.59%		4.08%	4.06%	3.54%
Portfolio turnover	82.33%		41.39%		56.53%	71.63%	39.85%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

Annex B-8

The United States Treasury Trust Financial Highlights

	Year Ended August 31,
The United States Treasury Trust	2009		2008	2007	2006	2005
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	$0.002		$0.021	$0.044	$0.037	$0.017
LESS DISTRIBUTIONS
Dividends from net investment income	$(0.002)		$(0.021)	$(0.044)	$(0.037)	$(0.017)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000

Total return	0.13%		2.21%	4.54%	3.74%	1.72%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$25,301		$39,535	$36,664	$48,604	$36,919
Ratio of expenses to average net assets:
Before expense reimbursements	0.91	%*	0.79%	0.78%	0.80%	0.74%
After expense reimbursements	0.29	%*	0.53%	0.53%	0.53%	0.48%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.46	)%*	1.88%	4.20%	3.61%	1.59%
After expense reimbursements	0.16	%*	2.14%	4.45%	3.88%	1.85%

(b)	Calculated based upon average shares outstanding.
*	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.

Annex C-1

Management’s Discussion of Fund Performance for Equity Income Fund

Note: The following is the MDFP for the Equity Income Fund, other Caltrust Funds referenced herein are not relevant to this Prospectus/Proxy Statement.

Stock Funds

By definition, the objective for managing the Index Funds is to match the performance of the Funds to their index benchmarks. Each of our Index Funds tracked their respective benchmarks tightly during this last fiscal year. We measure the Index Fund performance by using a correlation coefficient. This is a statistical measure that compares daily performance of a Fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are negatively correlated. According to Bloomberg, LLC, The Nasdaq-100 Index Fund, S&P MidCap Index Fund, SmallCap Index Fund and S&P 500 Index Fund each had a correlation coefficient of .999 or greater.

All equity funds suffered significant losses during the fiscal year during the most turbulent financial markets witnessed in a generation. Index funds were no exception. Declines in the three S&P Funds ranged from –17.86% for the 500 Index Fund to –22.04% for the SmallCap Index Fund. The MidCap Index Fund split the middle of these down –18.90%. Even though significant, these losses mask the more significant market declines during the year where markets reached a multi year low during March of 2009 where the S&P 500 fund was down almost 46% and the SmallCap fund was down 52.5%.

Predicting market momentum and relative performance is a guessing game at best. As such, we strongly encourage shareholders to consider a balanced approach for the portion of their portfolios dedicated to stock funds. By this, we mean owning equal balances of each of the three core index Funds (S&P 500 Index Fund, MidCap Index Fund and SmallCap Index Fund) to achieve a more diversified equity portfolio. Over the past several years, a balanced portfolio like this has outperformed a total market index such as the Wilshire 5000.

The reason for this is that smaller companies’ market capitalizations represent a very small piece of the massive Wilshire 5000. Therefore, their performance does not factor significantly into the total return. Keep in mind, however, that during periods where large cap stocks out-perform their smaller counterparts, this strategy will result in underperformance. So why balance these three sectors in this way? Two reasons. First, at times we need access to our capital. By employing this method, we maintain a degree of flexibility where we can draw from. As an investor, you can reduce holdings from any of the three holdings based on relative valuations. This can prove handy for a number of reasons. Second, history is on our side in that although more volatile, SmallCap stocks have returned more to investors over the long haul.

The Nasdaq-100 Index hit a low on March 9th closing down 43.92% from the beginning of the period. Like the other equity funds, it recovered significantly and finished down 12.14% for the period. It was the best performing index fund in our family of index funds finishing the fiscal year down only 12.14%. It is important to note that while this index is a popular and widely tracked investment benchmark, it is constructed in a different way than the S&P indices that we track. As I write this, Apple Inc. makes up almost 15% of the index and the top 10 holdings combined represent approximately 47% of the index. This index provides investors with an index that has a strong technology exposure as well as the related volatility.

The European Growth & Income Fund is managed using ADRs for many of the stocks that make up the Dow Stoxx 50, a European large cap index. The Fund uses the weightings of this benchmark as an approximation for weighting its holdings. The Fund was down 13.27% for the year and outperformed its benchmark, which was down 16.52%. This Fund generally provides investors a low-cost, highly efficient tool to diversify internationally. It did not hedge the currency risk during the previous fiscal year and does not plan to do so this year. The Fund did not hold all members of the benchmark because in some cases ADRs are not available or do not provide sufficient liquidity. It is conceivable that the Manager may elect to invest in the foreign stocks directly in the future as the Fund grows, international custody becomes more economical, or the availability of ADRs is insufficient.

The Equity Income Fund is a multi-cap value fund that focuses on income as well as potential for capital appreciation. The S Class shares were down 14.48% for the fiscal year. The performance of the Fund exceeded the U.S. stock market, as measured by the S&P 500 Index, by 3.77%. The S Class also out-performed the S&P 500/Citigroup Value Index by 6.05% for the year. At times during the year, the Fund invested a portion of its holdings in S&P 500 futures contracts to maintain up to 100% exposure to the US equity markets. The Fund’s portfolio maintained a focus on Financial Services, Consumer Non-Cyclical, and Consumer Cyclical over the year. The strategy of focusing on quality companies that have strong balance sheets has continued. By this, I am investing in companies that have strong cash balances and very little debt maturing in the near term. Ideal candidates have relatively strong cash flows from ongoing earnings and in many cases; free cash flow yields significantly higher than 30-year US Treasury securities.

The US economy remains under significant pressure as of the writing of this summary but for reasons that are unique to circumstances last fall. Official unemployment rates in the United States continue to increase and our economy, as well as the broader world economy, has been driven by the spending of the American consumer. Housing prices have fallen significantly and discussions in the press about “shadow inventory” of 7 million units (houses for sale but not officially listed as such for various reasons) will likely further depress values for some period of time. Housing price trends tend to last so long that people forget that the trend can be reversed. As such, a major driver of potential growth, the American consumer, is under water on their house and increasingly more likely to be unemployed. Additionally, commercial real estate asset valuations appear to be collapsing and bank exposure to these assets appears to be the most significant short-term economic issue for the US economy.

On the positive side, credit markets have improved significantly, LIBOR rates have tightened significantly, and IPO markets are beginning to open up. Anecdotally, it appears that the traditional capital markets are starting to function normally going into the fall and Wall Street firms are hiring again. Net interest margins, an important barometer for future profitability of banks, are significant and earnings announcements for the third quarter have largely been positive. This signals that regardless of their capital position, banks will likely generate significant cash flows from continuing operations.

The Fed has cut rates to essentially zero. Yields on three-month T-bills are trading close to 6 basis points. Ultimately, we believe the multitude of actions will assist us through the ongoing economic problems and will result in much stronger balance sheets for the surviving companies. But the uncertain ride will be unpredictable and test investor confidence in new ways.

While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
Equity Income Fund	-14.48%	1.91%	1.95%
S&P / Citigroup Value Index	-20.53%	0.04%	0.57%
S&P 500 Composite Stock Price Index	-18.25%	0.49%	-0.79%

Annex C-2

Management’s Discussion of Fund Performance for U.S. Government Securities Fund

Note: The following is the MDFP for the U.S. Government Securities Fund, other Caltrust Funds referenced herein are not relevant to this Prospectus/Proxy Statement.

On the following pages are line graphs comparing each of the Fund’s performance to a comparable broad based securities market index for the 10 years ended August 31, 2009, or the inception of the Fund if less than 10 years. Each graph assumes a hypothetical $10,000 initial investment in the respective funds.

The object of the graph is to permit a comparison of the performance of the Funds with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of each Fund. With each graph is a table presenting each of the respective Fund’s average annual total return for the one-year, five-year, ten-year period, and/or since inception, through August 31, 2009.

Bond Funds

During the last fiscal year, the financial markets experienced the greatest upheaval since the Great Depression. The government bailouts of Fannie Mae and Freddie Mac, large US money center banks, and US automobile companies represented unprecedented intervention in the financial system. The Federal Reserve Bank lowered the Federal Funds rate to 0.25%, where it remains as of this writing.

The primary causes for this crisis center on the real estate market and the easy credit conditions that were endorsed through fiscal and monetary policies. Homebuyers were enticed by exotic mortgage structures that allowed them to pay interest only, or less, with little to no down payment. These loan structures allowed buyers to bid up the price of homes, which made the exotic structures more attractive to assist with home affordability. Things were just fine so long as home prices continued to rise and interest rates continued to fall. Then a tipping point was reached. Borrowers were experiencing resets on their mortgages and were unable to afford the payments and could not refinance. Defaults and foreclosures began to rise. Home values sagged. Banks and financial institutions came under stress as these mortgages on their balance sheets became “toxic”. Credit dramatically contracted, as banks became uncomfortable lending not only to people and businesses, but to each other as well.

The London Interbank Offer Rate (LIBOR) increased dramatically, reflecting this concern. This credit contraction extended to other market participants such as hedge funds. Funds experienced redemptions from financial institutions requiring liquidity. Their credit lines were shut down or severely curtailed which further exacerbated the problem. The virtuous cycle that had been driving markets higher became a vicious one driving them lower.  Investors sought the safety of US Treasuries and cash. For a while Treasury bill rates were actually negative – investors would happily loan their money to the US Government for a premium just for the privilege of having the government return their money.

As the year progressed, investors began to get their appetite back for risk assets. Spreads between corporate bonds and mortgages to treasuries have narrowed. The S&P 500 has rebounded from its March low of 666. However, a great deal of stress remains in the system, and it is unclear if the storm has passed or if we are just in its eye.

C-1

During the fiscal year the U.S. Government Securities Fund added more long Treasury exposure at the expense of GNMA Mortgages. The Fund’s duration is 8.52, and total return for the period is 2.73%. All of the securities in the portfolio are backed by the full faith and credit of the United States Treasury.

As of fiscal year end August 31, 2009, the total return for the Direct Shares of the Short-term U.S. Government Bond Fund was 3.49% and it had duration of 1.93. The Fund continues to predominantly hold US Treasury Notes with maturities of 1 to 3 years, and the securities in the portfolio are backed by the full faith and credit of the United States Treasury.

The California municipal market yield curve does not necessarily move in lock step with US Treasury yields, but is subject to many of the same forces as the Treasury curve. The difference in yield between the 1 year and 30 year State of California general obligation bonds began the year at 313 basis points. At fiscal year end, the difference was 401 basis points with the shorter end of the curve rallying by 118 basis points from 1.58% to 0.40%. Credit spreads likewise tightened, with lesser credits outperforming stronger ones. The State of California and a majority of its municipalities continue to face budgetary stresses. The State issued IOUs earlier this year to preserve cash, and while the legislature has passed a budget that has over $25 billion in cuts, it is not clear the State has addressed its issues on a permanent basis. Housing remains a large issue. A great deal of state and municipal revenue is derived from property taxes. Lower housing values, combined with a slower economy will have an impact on revenues to state and local municipalities.

The California Tax-Free Income Fund’s total return for the full fiscal year ended August 31, 2009 was 3.44% and the duration was 6.25 at the end of that period. The portfolio had an average credit rating of AA-.

California Insured Intermediate Fund followed a similar pattern to the California Tax-Free Income Fund. The Fund’s total return was 3.97% with duration of 2.25. Due to the downgrading of certain monoline insurers, the average credit quality of the portfolio was AA-.

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
U.S. Government Securities Fund	2.73%	3.60%	4.84%
Barclays GNMA Index	9.02%	5.64%	6.38%
Barclays Treasury Index	6.09%	5.10%	6.18%

C-2

STATEMENT OF ADDITIONAL INFORMATION

April ___, 2010

Acquisition of the assets of:

SM&R GROWTH FUND
SM&R EQUITY INCOME FUND
SM&R BALANCED FUND
SM&R GOVERNMENT BOND FUND
SM&R MONEY MARKET FUND

each a series of
SM&R INVESTMENTS, INC.
2450 South Shore Boulevard
Suite 400
League City, Texas 77573
Telephone No: (281) 334-2469

By and in exchange for shares of:

EQUITY INCOME FUND
U.S. GOVERNMENT SECURITIES FUND
THE UNITED STATES TREASURY TRUST

each a series of
CALIFORNIA INVESTMENT TRUST
44 Montgomery Street
Suite 2100
San Francisco, California 94104
Telephone No: (415) 398-2727

[To be Filed by Amendment]

This Statement of Additional Information dated April ___, 2010, is not a prospectus.  A Prospectus/Proxy Statement dated April ___, 2010, related to the above-referenced matter may be obtained from California Investment Trust, on behalf of Equity Income Fund, U.S. Government Securities Fund and The United States Treasury Trust, by writing or calling the California Investment Trust at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

TABLE OF CONTENTS

1.	SAI for the SM&R Funds’ Class A Shares, Class B Shares and Class T Shares dated December 31, 2009.

2	SAI for the Caltrust Funds’ Direct Shares dated January 1, 2010.

3.	SAI for the Caltrust Funds’ Class A Shares and Class B Shares dated April 26, 2010.

4.	An Annual Report of the SM&R Funds’ Class A Shares, Class B Shares and Class T Shares dated August 31, 2009.

5.
An Annual Report for the Caltrust Funds’ Direct Shares dated August 31, 2009. Since the Caltrust Funds’ Class A Shares and Class B Shares are newly created share classes, an Annual Report for the Class A Shares and Class B Shares is not currently available.

6.	Pro Forma Financial Information for the acquisition of SM&R Growth Fund, a series of SM&R Investments, Inc., by Equity Income Fund, a series of California Investment Trust.

7.	Pro Forma Financial Information for the acquisition of SM&R Equity Income Fund, a series of SM&R Investments, Inc., by Equity Income Fund, a series of California Investment Trust.

8.	Pro Forma Financial Information for the acquisition of SM&R Balanced Fund, a series of SM&R Investments, Inc., by Equity Income Fund, a series of California Investment Trust.

9.	Pro Forma Financial Information for the acquisition of SM&R Government Bond Fund, a series of SM&R Investments, Inc., by U.S. Government Securities Fund, a series of California Investment Trust.

10.	Pro Forma Financial Information for the acquisition of SM&R Money Market Fund, a series of SM&R Investments, Inc., by The United States Treasury Trust, a series of California Investment Trust.

INFORMATION INCORPORATED BY REFERENCE

The Statement of Additional Information of the Class A Shares, Class B Shares and Class T Shares of the SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund and SM&R Money Market Fund each a series  of SM&R Investments, Inc., dated December 31, 2009, is incorporated by reference to its Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A (File No. 033-44021), which was filed with the Securities and Exchange Commission on or about December 29, 2009. A copy may be obtained from SM&R Investments, Inc., at 2450 South Shore Boulevard, League City, TX, 77573 or by calling 1-800-231-4639.

The Statement of Additional Information of the Direct Shares of Equity Income Fund, U.S. Government Securities Fund and The United States Treasury Trust, each a series of California Investment Trust, dated January 1, 2010, is incorporated by reference to its Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A (File No. 033-00499) which was filed with the Securities and Exchange Commission on or about December 30, 2009. A copy may be obtained from California Investment Trust, at 44 Montgomery Street, Suite 2100 San Francisco, California 94104 or by calling 1-800-225-8778.

[To be Filed by Amendment]

The Statement of Additional Information of the Class A Shares and Class B Shares of Equity Income Fund, U.S. Government Securities Fund and The United States Treasury Trust, each a series of California Investment Trust, dated ______, 2010, is incorporated by reference to its Post-Effective Amendment No. ____ to its Registration Statement on Form N-1A (File No. 033-00499) which was filed with the Securities and Exchange Commission on or about _________, 2010. A copy may be obtained from California Investment Trust, at 44 Montgomery Street, Suite 2100 San Francisco, California 94104 or by calling 1-800-225-8778.

The audited financial statements of Class A Shares, Class B Shares and Class T Shares  of the SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund and SM&R Money Market Fund each a series  of SM&R Investments, Inc., dated August 31, 2009, are incorporated by reference to the Funds’ Annual Report to shareholders which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about November 6, 2009.

The audited financial statements of Direct Shares of Equity Income Fund, U.S. Government Securities Fund and The United States Treasury Trust, each a portfolio of California Investment Trust, dated August 31, 2009, are incorporated by reference to the Funds’ Annual Report to shareholders which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about November 3, 2009. Since the Caltrust Funds’ Class A Shares and Class B Shares are newly created share classes, an Annual Report for the Class A Shares and Class B Shares is not currently available.

SM&R Growth Fund and Caltrust Equity Income Fund

		EQUITY INCOME FUND		SM&R Growth Fund
		PORTFOLIO OF INVESTMENTS		PORTFOLIO OF INVESTMENTS
Common Stock

Basic Materials	(2.52%)	Shares	Value	Shares	Value	Shares	Value

Chemicals
Praxair Inc		4,592	351,839	2,700	206,874	7,292	558,713
Sherwin-Williams Co/The		1,746	105,109			1,746	105,109
Monsanto Co.				3,488	292,573	3,488	292,573
PPG Industries, Inc.				16,200	897,480	16,200	897,480
			456,948		1,396,927		1,853,875

Iron / Steel	(0.21%)
United States Steel Corp		4,000	175,120			4,000	175,120

Mining	(0.1%)
Alcoa Inc		7,050	84,953			7,050	84,953

Total Basic Materials			717,021		1,396,927		2,113,948

Communications	(8.43%)
Akamai Technologies Inc.				8,190	144,472	8,190	144,472

Media	(1.26%)
McGraw-Hill Cos Inc/The		13,178	442,913			13,178	442,913
Walt Disney Co.				23,535	612,851	23,535	612,851
			442,913		612,851		1,055,764

Telecommunications	(7%)
Amdocs Ltd				6,008	146,115	6,008	146,115
Arris Group Inc				20,700	274,482	20,700	274,482
AT&T Inc		21,244	553,406	24,300	633,015	45,544	1,186,421
Cisco Systems				76,050	1,642,680	76,050	1,642,680
Harris Corp.				11,790	409,467	11,790	409,467
Motorola Inc.				27,810	199,676	27,810	199,676
Nokia Oyj ADR				30,690	429,967	30,690	429,967
Qualcomm Inc.				13,500	626,670	13,500	626,670
Rogers Communications Inc				5,040	138,751	5,040	138,751
Verizon Communications Inc.				25,920	804,557	25,920	804,557
			553,406		5,305,379		5,858,785

Total Communications			996,319		6,062,702		7,059,021

Consumer, Cyclical A84	(6.05%)
Housewares	(0.35%)
Newell Rubbermaid Inc.				20,880	290,650	20,880	290,650
Lodging	(0.31%)
Starwood Hotels & Resorts Inc.				8,685	258,639	8,685	258,639

Auto Manufacturers (1.37%)	(0.31%)
Ford Motor Co*		34,500	262,200			34,500	262,200

Retail (5.96%)	(5.08%)
Bed Bath & Beyond Inc.				7,200	262,656	7,200	262,656
Best Buy Company, Inc.				15,300	555,084	15,300	555,084
CVS Caremark Corp.				18,000	675,360	18,000	675,360
Home Depot, Inc.				11,700	319,293	11,700	319,293
Limited Brands Inc.				8,100	120,852	8,100	120,852
McDonald's Corp		6,968	391,880			6,968	391,880
Ross Stores Inc		3,692	172,195			3,692	172,195
TJX Cos Inc		7,050	253,448			7,050	253,448
Lowe's Co.				12,060	259,290	12,060	259,290
Penney (J.C.)				9,630	289,285	9,630	289,285
Target Corp.		6,939	326,133	3,600	169,200	10,539	495,333
Wal-Mart				9,000	457,830	9,000	457,830
			1,143,656		3,108,850		4,252,506

Total Consumer, Cyclical			1,405,856		3,658,139		5,063,995

Consumer, Non-Cyclical	(21.05%)

Agriculture (5.36%)	(1.66%)
Altria Group Inc		22,500	411,300			22,500	411,300
Philip Morris International Inc		7,500	342,825	7,988	365,131	15,488	707,956
Reynolds American Inc		5,992	273,894			5,992	273,894
			1,028,019		365,131		1,393,150

Beverages (3.69%)	(3.26%)
Coca-Cola		14,500	707,165	21,600	1,053,432	36,100	1,760,597
PepsiCo, Inc.				17,100	969,057	17,100	969,057
			707,165		2,022,489		2,729,654
Biotechnology	(3.47%)
Amgen Inc.				5,400	322,812	5,400	322,812
Celgene Corp.				16,560	863,935	16,560	863,935
Facet Biotech Corp				2,628	26,385	2,628	26,385
Genzyme Corp.				10,800	601,668	10,800	601,668
Gilead Science Inc.				21,600	973,296	21,600	973,296
PDL BioPharma Inc				13,140	118,917	13,140	118,917
					2,907,013		2,907,013
Commercial Services (3.55%)	(0.81%)
Lender Processing Services Inc		10,211	350,033			10,211	350,033
Moody's Corp		5,092	138,706			5,092	138,706
Western Union Co/The		10,609	191,386			10,609	191,386
			680,125				680,125

Cosmetics / Personal Care (1.10%)	(1.76%)
Procter & Gamble Co/The		3,880	209,947	23,400	1,266,174	27,280	1,476,121

Food (2.21%)
Kraft Foods Inc		4,384	124,286			4,384	124,286
Safeway Inc		8,000	152,400			8,000	152,400
Sara Lee Corp		15,200	147,288			15,200	147,288
Supervalu Inc.				8,415	120,755	8,415	120,755
			423,974		120,755		544,729

Healthcare - Products (3.80%)	(2.21%)
Baxter International Inc		12,811	729,202			12,811	729,202
Covidien PLC				4,185	165,600	4,185	165,600
Given Imaging Ltd.				33,300	393,273	33,300	393,273
Hologic Inc				16,200	266,652	16,200	266,652
Varian Medical Systems Inc				6,840	294,599	6,840	294,599
			729,202		1,120,124		1,849,326
Healthcare - Services (6.74%)	(2.12%)
Aetna Inc		8,584	244,644			8,584	244,644
Davita Inc				4,523	233,884	4,523	233,884
Healthsouth Corp*		40,000	624,400			40,000	624,400
United Health Group Inc.				9,000	252,000	9,000	252,000
WellPoint Inc*		8,000	422,800			8,000	422,800
			1,291,844		485,884		1,777,728

Household Products / Wares (0.45%)	(0.1%)
Fortune Brands Inc		2,146	85,432			2,146	85,432

Pharmaceuticals (2.94%)	(5%)
Abbott Labs.				12,510	565,827	12,510	565,827
AmerisourceBergen Corp		13,812	294,334			13,812	294,334
Endo Pharmaceuticals Holdings Inc				10,305	232,584	10,305	232,584
Lilly (Eli) & Co.				37,080	1,240,697	37,080	1,240,697
Merck & Co Inc		1,200	38,916	34,200	1,109,106	35,400	1,148,022
Pfizer Inc		13,900	232,130			13,900	232,130
Wyeth				9,900	473,715	9,900	473,715
			565,380		3,621,929		4,187,309

Total Consumer, Non-Cyclical			5,721,088		11,909,501		17,630,589

Energy (9.65%)	(12.19%)

Oil & Gas (9.15%)	(9.25%)
Anadarko Petroleum Corp.				9,540	504,380	9,540	504,380
Apache Corp		1,126	95,654			1,126	95,654
BP plc ADR				10,530	541,769	10,530	541,769
Chevron Corp		3,840	268,570	14,782	1,033,853	18,622	1,302,423
ConocoPhillips		5,348	240,820			5,348	240,820
Devon Energy Corp		3,852	236,436			3,852	236,436
ENSCO International Inc		4,170	153,873			4,170	153,873
Exxon Mobil Corp		7,736	534,944	40,500	2,800,575	48,236	3,335,519
Noble Corp				11,700	409,851	11,700	409,851
Royal Dutch Shell PLC				9,000	499,230	9,000	499,230
Transocean Ltd				2,700	204,768	2,700	204,768
Valero Energy Corp		12,000	224,880			12,000	224,880
			1,755,177		5,994,425		7,749,602

Oil & Gas Services (0.50%)	(2.48%)
Baker Hughes		2,780	95,771	12,600	434,070	15,380	529,841
Oceaneering Int'l Inc.				6,660	347,452	6,660	347,452
Schlumberger Ltd.				15,300	859,860	15,300	859,860
Weatherford International LTD				16,920	337,554	16,920	337,554
			95,771		1,978,936		2,074,707
Pipelines	(0.45%)
El Paso Corp.				41,220	380,461	41,220	380,461

Total Energy			1,850,948		8,353,822		10,204,770

Financial (14.24%)	(10.98%)

Banks (5.30%)	(6.05%)
Bank of America Corp				17,367	305,486	17,367	305,486
Citigroup Inc.				34,700	173,500	34,700	173,500
Goldman Sachs Group				3,600	595,656	3,600	595,656
JPMorgan Chase & Co.		11,500	499,790	13,298	577,931	24,798	1,077,721
Morgan Stanley, Dean Witter, Discover				13,500	390,960	13,500	390,960
PNC Financial Services Group				16,200	689,958	16,200	689,958
State Street Corp.				6,300	330,624	6,300	330,624
U.S. Bancorp		10,300	232,986	18,000	407,160	28,300	640,146
Wells Fargo Co.		10,282	282,961	21,131	581,525	31,413	864,486
			1,015,737		4,052,800		5,068,537

Diversified Financial Services (5.17%)	(2.05%)
American Express				4,500	152,190	4,500	152,190
Charles Schwab Corp.				26,460	477,868	26,460	477,868
Discover Financial Services				6,750	92,813	6,750	92,813
Franklin Resources Inc		4,100	382,653			4,100	382,653
Morgan Stanley		21,000	608,160			21,000	608,160
			990,813		722,870		1,713,683

Insurance (3.77%)	(2.88%)
Allstate Corp				5,670	166,641	5,670	166,641
Arthur J Gallagher & Co		7,700	183,029			7,700	183,029
Aspen Insurance Holdings Ltd				9,315	236,601	9,315	236,601

Brown & Brown Inc.				11,160	221,749	11,160	221,749
Hartford Financial Svc. Gp.				7,560	179,323	7,560	179,323
Principal Financial Group				8,100	230,040	8,100	230,040
Prudential Financial, Inc.				7,650	386,937	7,650	386,937
Renaissance Re Holdings Ltd.				4,860	264,627	4,860	264,627
MetLife Inc		7,328	276,705			7,328	276,705
StanCorp Financial Group Inc		6,950	263,058			6,950	263,058
			722,792		1,685,919		2,408,711

Total Financial			2,729,342		6,461,589		9,190,931

Industrial (7.62%)	(12.88%)
Aerospace/Defense
Boeing Company				9,000	447,030	9,000	447,030
Goodrich Corp.				18,000	992,880	18,000	992,880
Northrop Grumman Corp.				3,600	175,716	3,600	175,716
Rockwell Collins Inc.				11,700	538,668	11,700	538,668
United Technologies				13,500	801,360	13,500	801,360
					2,955,654		2,955,654

Building Materials	(0.3%)
Cemex SAB de CV ADR				18,720	248,602	18,720	248,602

Electronics	(0.58%)
Agilent Technologies Inc.				8,370	214,942	8,370	214,942
Thermo Fisher Scientific Inc				5,965	269,678	5,965	269,678
					484,619		484,619
Hand/Machine Tools	(0.88%)
Stanley Black & Decker Inc				18,000	736,740	18,000	736,740

Machinery - Construction & Mining (4.09%)
Caterpillar Inc		17,292	783,501	6,750	305,843	24,042	1,089,344

Metal Fabricate / Hardware (0.71%)	(0.16%)
Worthington Industries Inc		10,400	136,968			10,400	136,968

Miscellaneous Manufacturing (2.22%)	(4.76%)
3M Co		3,212	231,585	9,000	648,900	12,212	880,485
Barnes Group Inc				8,640	126,922	8,640	126,922
Danaher Corp.				18,400	1,117,064	18,400	1,117,064
General Electric Co.				75,825	1,053,968	75,825	1,053,968
Honeywell International, Inc.				13,050	479,718	13,050	479,718
ITT Corp		2,634	131,911			2,634	131,911
Leggett & Platt Inc		3,325	60,681			3,325	60,681
Tyco International Ltd.				4,185	132,623	4,185	132,623
			424,177		3,559,194		3,983,371

Sealed Air Corp.	(0.14%)			10,395	196,569	10,395	196,569

Transportation (0.60)%	(12.88%)
Fedex Corp.				4,230	290,643	4,230	290,643
United Parcel Services Cl B				10,260	548,500	10,260	548,500
Tidewater Inc		2,680	115,696			2,680	115,696
			115,696		839,143		954,839

Total Industrial			1,460,342		9,326,363		10,786,705

Technology (8.51%)	(12.84%)
Computers (2.67%)	(5.14%)
Apple Inc				6,475	1,089,160	6,475	1,089,160
Dell Inc*		12,249	193,902			12,249	193,902
EMC Corp.				27,720	440,748	27,720	440,748
Hewlett-Packard Co.		7,050	316,475	18,450	828,221	25,500	1,144,696
International Business Machines, Inc.				9,360	1,104,948	9,360	1,104,948
Research In Motion Limited				4,500	328,770	4,500	328,770
			510,377		3,791,846		4,302,223
Semiconductors (3.48%)	(3.7%)
Analog Devices, Inc.				14,040	396,630	14,040	396,630
Intel Corp.		32,863	667,776	45,000	914,400	77,863	1,582,176
KLA-Tencor Corp.				10,440	325,728	10,440	325,728
Linear Technology Corp.				13,680	363,478	13,680	363,478
Marvell Technology Group				13,050	199,013	13,050	199,013
Maxim Integrated Products, Inc.				12,240	229,867	12,240	229,867
			667,776		2,429,115		3,096,891

Software	(12.84%)
Intuit Inc.				22,320	619,826	22,320	619,826
Microsoft Corp		18,373	452,894	39,960	985,014	58,333	1,437,908
Oracle Corp.				59,130	1,293,764	59,130	1,293,764
			452,894		2,898,605		3,351,499
Total Technology			1,631,047		9,119,566		10,750,613

Utilities (4.65%)	(2.9%)
Electric	(2.63%)
Allegheny Energy Inc.				6,255	165,195	6,255	165,195
Ameren Corp.				8,100	218,457	8,100	218,457
Consolidated Edison Inc		7,700	309,463			7,700	309,463
Dominion Resources				9,000	297,720	9,000	297,720
Duke Energy Corp		9,200	142,508			9,200	142,508
Entergy Corp		2,146	169,534			2,146	169,534
Exelon Corp		3,846	192,377	4,500	225,090	8,346	417,467
FPL Group, Inc.				3,600	202,248	3,600	202,248
Progress Energy Inc		1,979	78,229			1,979	78,229
Wisconsin Energy Corp.				4,500	204,615	4,500	204,615
			892,111		1,313,325		2,205,436

Gas	(0.27%)
Sempra Energy				4,500	225,765	4,500	225,765

Total Utilities			892,111		1,539,090		2,431,201

Exchange traded Funds
Powershares QQQ				100,000	4,003,000		4,003,000
SPDR Trust Series 1				20,000	2,049,200		2,049,200
Total Exchange traded funds					6,050,031		6,050,031

Total Common Stock (Cost $86,929,166)			17,404,074		63,877,730		81,281,804

Short-Term Investments	(2.34%)
SM&R Money Market Fund				557,609	557,609		557,609

United States Treasury Bills (7.3%)		Par Value					199,949
United States Treasury Bill 10/22/2009 (b)		200,000	199,949				1,199,678
United States Treasury Bill 11/19/2009		1,200,000	1,199,678				1,399,627
Total United States Treasury Bills			1,399,627				1,399,627

Total Short-Term Investments (Cost $1,957,236)			1,399,627	557,609	557,609		1,957,236

Total Investments (Cost $88,886,369) (a) (98.08%)	(99.4%)		18,803,701		64,435,339		83,239,040
Other Net Assets (1.92%)	(0.6%)		367,529		133,460		500,989
Net Assets (100.00%)			19,171,230		64,568,799		83,740,029

(a) Aggregate cost for federal income tax purpose is $88,886,402. At August 31, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation			12,477,693				12,477,693
Unrealized depreciation			(17,567,413)				-17,567,413
Net unrealized appreciation (depreciation)			(5,089,720)				-5,089,720

(b) At August 31, 2009, certain United States Treasury Bills with a market value of $199,949 were pledged to cover margin requirements for futures contracts.

STATEMENT OF ASSETS AND LIABILITIES August 31, 2009

	SM&R GROWTH FUND	CIT EQUITY INCOME FUND	Pro Forma Adjustment	Pro Forma Combined

ASSETS
Investments in unaffiliated securities, at cost	$70,175,224	$17,595,927	$-	$87,771,151
Investment in affiliated money market fund at cost	557,609	0	-	557,609
Total cost of investments	70,732,833	17,595,927	0	88,328,760

Investments in unaffiliated securities, at value	$63,877,730	$18,803,701	$-	$82,681,431
Investment in affiliated money market fund, at value	557,609	0	-	557,609
Total market value of investments	64,435,339	18,803,701	0	83,239,040

Cash	0	114,193	0	114,193
Prepaid expenses	43,894	0	0	43,894
Receivable for:
Capital stock sold	5,534	25,522	0	31,056
Dividends	152,855	44,480	0	197,335
Investments sold	0	221,674	0	221,674
Expense reimbursement	7,715	0	0	7,715
Other assets	93,408	0	0	93,408
TOTAL ASSETS	64,738,745	19,209,570	0	83,948,315
LIABILITIES
Capital stock reacquired	12,744	20,129	0	32,873
Payable to investment adviser for fund expenses	53,245	8,061	0	61,306
Accrued:				-
Investment advisory fees	40,805	0	0	40,805
Administrative service fees	13,602	1,333	0	14,935
Shareholder service fees - K shares	0	1,041	0	1,041
Distribution fees	3,147	857	0	4,004
Other liabilities	34,045	6,919	12,358	53,322
TOTAL LIABILITIES	157,588	38,340	12,358	208,286
NET ASSETS	$64,581,157	$19,171,230	$(12,358)	$83,740,029

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)	75,911,404	19,842,421	0	$95,753,825
Undistributed net investment income	130,022	12,157	(12,358)	$129,821
Accumulated net realized gain (loss) on investments	(5,162,775)	(1,891,122)	0	$(7,053,897)
Net unrealized appreciation (depreciation) of investments	(6,297,494)	1,207,774	0	$(5,089,720)
NET ASSETS	$64,581,157	$19,171,230	$(12,358)	$83,740,029

NET ASSETS:
Direct Shares	0	14,723,793	61,068,458	75,792,251
Class A	2,715,730	0	(401)	2,715,329
Class B	785,784	0	(116)	785,668
Class K	0	4,447,437	(656)	4,446,781
Class T	61,079,643	0	(61,079,643)	0
TOTAL NET ASSETS	$64,581,157	$19,171,230	$(12,358)	$83,740,029

CAPITAL STOCK:
Direct shares (no par value):
Authorized		unlimited		unlimited
Outstanding		1,120,958	4,649,290	5,770,248
Class A ($.01 par value per share):
Authorized	50,000,000			unlimited
Outstanding	899,420			206,646
Class B ($.01 par value per share):
Authorized	25,000,000			unlimited
Outstanding	266,753			59,792
Class K (no par value):
Authorized		unlimited		unlimited
Outstanding		340,350		340,350
Class T ($.01 par value per share):
Authorized	95,000,000
Outstanding	19,783,519		(19,738,519)	-
Direct Shares:
Net asset value and offering price per share		$13.14		$13.14
Class K:
Net asset value and offering price per share		$13.07		$13.07
Class A:
Net asset value and redemption price per share	$3.02			$13.14
Offering price per share:
(Net assets value of $3.02 / 95%)	$3.18			$13.14
Class B:
Net asset value and offering price per share	$2.95			$13.14
Class T:
Net asset value and redemption price per share	$3.09			N/A
Offering price per share:
(Net assets value of $3.09 / 94.25%)	$3.28			N/A

See notes to financial statements.

STATEMENT OF OPERATIONS	Year Ended August 31, 2009

	SM&R GROWTH FUND	CIT EQUITY INCOME FUND	Pro Forma Adjustment	Pro Forma Combined

INVESTMENT INCOME
Dividends	$1,534,106	$462,656		$1,996,762
Interest	14,255	2,507		16,762
Interest from affiliated money market fund	352	63		415
TOTAL INVESTMENT INCOME	1,548,713	465,226		2,013,939
EXPENSES
Investment advisory fees	451,297	83,253	(150,432)	384,118
Administrative & transfer agent	150,432	37,610	(120,476)	67,566
Professional & accounitng fees	20,879	16,522	(12,329)	25,072
Custody and transaction fees	15,347	1,958	(9,802)	7,503
Directors' fees and expenses	9,973	3,602	(10,325)	3,250
Compliance & Legal expenses	12,874	11,725	14,784	39,383
Qualification fees
Direct shares	0	1,574	1,910	3,483
Class A	4,838		0	4,838
Class B	4,662		0	4,662
Class K	0	1,574	1,910	3,483
Class T	16,127		(16,127)	0
Shareholder reporting expenses
Direct shares		1,434	502	1,936
Class A	1,813		123	1,936
Class B	588		1,348	1,936
Class K		1,434	502	1,936
Class T	38,474		(38,474)	0
Distribution fees
Class A	6,639			6,639
Class B	6,402			6,402
Class K		18,134		18,134
Insurance expenses	32,128	814	(32,139)	803
Other Expenses	410		12,358	12,768
TOTAL EXPENSES	772,883	179,633	(356,668)	595,848
LESS EXPENSES REIMBURSED	(18,892)	0	18,892	0
NET EXPENSES	753,991	179,633	(337,776)	595,848
INVESTMENT INCOME - NET	794,722	285,593	337,776	1,418,091
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(5,162,692)	(1,287,810)		(6,450,502)
Net realized loss on futures contracts		(103,978)		(103,978)
Change in unrealized depreciation of investments	(11,795,096)	(2,038,462)		(13,833,558)
NET LOSS ON INVESTMENTS	(16,957,788)	(3,430,250)		(20,388,038)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,163,066)	$(3,144,657)	337,776	$(18,969,947)

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF SM&R GROWTH FUND INTO CALIFORNIA INVESTMENT TRUST’S EQUITY INCOME FUND AS OF AUGUST 31, 2009 (UNAUDITED)

NOTE 1 — Basis of Combination:
The Board of Trustees of SM&R Funds (the “Trust”) on behalf of its portfolio, SM&R Growth Fund (“Growth”), at a meeting held on February 18, 2010 approved the Fund’s entering into an Agreement and Plan of Reorganization (the “Plan”) pursuant to which, the Growth will transfer all of its assets, subject to its liabilities, to the California Investment Trust Equity Income Fund, (the “Equity Income” and together with Growth (the “Funds”) in exchange for a number of shares of Equity Income equal in value to the net assets of the Funds (the “Reorganization”). If the Reorganization is consummated, shares of Equity Income then will be distributed to the Growth shareholders on a prorata basis in liquidation of the Funds. The Reorganization will be accounted for as a tax-free merger of investment companies. The unaudited pro forma condensed combined schedule of investments and condensed combined statement of assets and liabilities reflect the financial position of the Funds at August 31, 2009 as if the Reorganization had occurred on that date. The unaudited pro forma condensed combined statement of operations reflects the results of operations of the Funds for the twelve months ended August 31, 2009 as if the Reorganization had occurred on September 1, 2008. These statements have been derived from the books and records of the Funds utilized in calculating daily net asset value at the dates indicated above in conformity with the accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. As of August 31, 2009, all the securities held by the Growth comply with the compliance guidelines and/or investment restrictions of Equity Income. The historical cost of investment securities will be carried forward to the surviving entity. The Fund’s fiscal year ends are August 31. The accompanying pro forma condensed combined financial statements should be read in conjunction with the historical financial statements of the Funds included or incorporated by reference in their respective Statements of Additional Information. Such pro forma condensed combined financial statements are presented for information purposes only and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 31, 2009 or September 1, 2008, as applicable. Following the Reorganization, Equity Income will be the surviving fund.

Costs with respect to the Reorganization will be borne by CCM Partners, LP and its affiliates, with the exception of certain legal fees of counsel to the board relating to certain advice provided to the board of California Investment Trust, including for the creation of new share classes, currently estimated at $40,000.

NOTE 2 — Growth Fund and Equity Income Valuation:
Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with remaining maturities less than 60 days will be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at the net asset value each business day. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

NOTE 3 — Capital Shares:
The pro forma net asset value per share assumes the issuance of shares of Equity Income that would have been issued at August 31, 2009 in connection with the proposed Reorganization. The number of shares of each class assumed to be issued is equal to the net asset value of the shares of Growth of that class, as of August 31, 2009, divided by the net asset value per share of the corresponding class of shares of Equity Income as of August 31, 2009. The pro forma number of shares outstanding, by class, for Equity Income consists of the following at August 31, 2009.

Class of Shares	Shares of Equity Income Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post-Combination
Direct Shares	1,120,958	4,649,290	(b)	5,770,248
Class A	0	206,646		206,646
Class B	0	59,792		59,792
Class K	340,350	0		340,350

(a) No Direct Shares or Class K shares outstanding
(b) Class T shares are being merged into the Direct Shares

NOTE 4 — Pro Forma Operating Expenses:
The pro forma condensed combined statement of operations for the twelve month period ended August 31, 2009, as adjusted, giving effect to the Reorganization reflects changes in expenses of Equity Income as if the Reorganization was consummated on September 1, 2008. Although it is anticipated that there will be an elimination of certain duplicative expenses because of the Reorganization, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5 — Federal Income Taxes:
The Growth and the Equity Income has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). If the Reorganization is consummated,

unless it determines such qualification is no longer in the best interest of shareholders, Equity Income will seek to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, Growth will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Equity Income will succeed to the capital loss carryforwards of the Growth, which will be subject to the limitations described below. Growth has capital loss carryforwards that, in the absence of the Reorganization, would generally be available to offset their capital gains. As a result of the Reorganization, however, Growth will undergo an “ownership change” for tax purposes, and accordingly, Equity Income’s  use of Growth’s capital loss carryforwards will be limited by the operation of the tax loss limitation rules of the Code. The Code generally limits the amount of pre-ownership change losses that may be used to offset post-ownership change gains to a specific annual loss limitation amount (generally the product of the net asset value of Growth’s immediately prior to the ownership change and a rate established by the IRS for the month of the Closing Date (for example, such rate is 4.03% for March, 2010)). Subject to certain limitations, any unused portion of these losses may be available in subsequent years, subject to the overall eight-year capital loss carryforward limit, as measured from the date of recognition. In addition, for five years after the Closing Date of the Reorganization, the Combined Fund generally will not be allowed to offset realized gains attributable to certain pre-Reorganization built-in gains of one Fund, if any, with capital loss carryforwards attributable to the other Fund. However, unexpired pre-ownership change losses of Growth could be used to offset realized built-in gains of Growth.  As of August 31st, 2009, the growth fund had capital loss carryforwards of $5,196,609 which expire in 2017.

SM&R Equity Income Fund and Caltrust Equity Income Fund

8/31/2009
						Pro Forma Equity Income
	Combined % of Net	CIT Equity Income Fund		SM&R Equity Income Fund		Combined
	Assets	Shares	Value	Shares	Value	Shares	Value
Common Stocks
Basic Materials	3.03%
Chemicals	2.16%
Du Pont (E.I.) De Nemours & Co.				6,100	194,773	6,100	194,773
PPG Industries, Inc.				7,200	398,880	7,200	398,880
Praxair, Inc.		4,592	351,839	2,700	206,874	7,292	558,713
Sensient Technologies Corp.				16,000	417,120	16,000	417,120
Sherwin-Williams Co/		1,746	105,109			1,746	105,109
			456,948		1,217,647		1,674,595

Forest Products&Paper	0.30%
Potlatch Corp.				8,000	232,800	8,000	232,800
					232,800		232,800

Iron/Steel	0.23%
United States Steel		4,000	175,120			4,000	175,120
			175,120				175,120

Mining	0.34%
Alcoa Inc.		7,050	84,953	15,000	180,750	22,050	265,703
			84,953		180,750		265,703

Total Basic Materials			717,021		1,631,197		2,348,218

Communications	6.88%
Media	1.18%
CBS Corp.				17,900	185,265	17,900	185,265
McGraw-Hill Cos Inc		13,178	442,913			13,178	442,913
Walt Disney Co.				11,100	289,044	11,100	289,044
			442,913		474,309		917,222

Telecommunications	5.70%
AT&T Inc.		21,244	553,406	48,000	1,250,400	69,244	1,803,806
Frontier Communications Corp				40,000	284,400	40,000	284,400
Harris Corp.				12,750	442,808	12,750	442,808
Nokia Oyj ADR				8,000	112,080	8,000	112,080
Qualcomm Inc.				5,075	235,582	5,075	235,582
Rogers Communications Inc				5,425	149,350	5,425	149,350
Verizon Communications Inc.				34,000	1,055,360	34,000	1,055,360
Windstream Corporation				39,000	334,230	39,000	334,230
			553,406		3,864,209		4,417,615

Total Communications			996,319		4,338,518		5,334,837

Consumer, Cyclical	7.00%
Auto Manufacturers	0.34%
Ford Motor Co		34,500	262,200			34,500	262,200
			262,200				262,200

Housewares	0.36%
Newell Rubbermaid Inc.				20,000	278,400	20,000	278,400
					278,400		278,400

Lodging	0.69%
Starwood Hotels & Resorts Inc.				18,000	536,040	18,000	536,040
					536,040		536,040

Retail	5.61%
Foot Locker Inc.				15,400	164,164	15,400	164,164
Limited Brands Inc.				35,000	522,200	35,000	522,200
McDonald's Corp.		6,968	391,880	10,000	562,400	16,968	954,280
Penney (J.C.)				16,800	504,672	16,800	504,672
Ross Stores Inc		3,692	172,195			3,692	172,195
Target Corp.		6,939	326,133	3,500	164,500	10,439	490,633
TJX Companies Inc.		7,050	253,448	13,300	478,135	20,350	731,583
Wal-Mart				16,000	813,920	16,000	813,920
			1,143,656		3,209,991		4,353,647

Total Consumer, Cyclical			1,405,856		4,024,431		5,430,287

Consumer, Non-Cyclical	25.22%
Agriculture	4.52%
Altria Group Inc		22,500	411,300			22,500	411,300

Philip Morris International Inc		7,500	342,825	8,375	382,821	15,875	725,646
Reynolds American In		5,992	273,894			5,992	273,894
Beverages
Coca-Cola		14,500	707,165	14,500	707,165	29,000	1,414,330
PepsiCo, Inc.				12,000	680,040	12,000	680,040
			1,735,184		1,770,026		3,505,211

Biotechnology	0.58%
Genzyme Corp.				4,000	222,840	4,000	222,840
Gilead Science Inc.				5,000	225,300	5,000	225,300
					448,140		448,140

Commercial Services	0.88%
Lender Processing		10,211	350,033			10,211	350,033
Moody's Corp		5,092	138,706			5,092	138,706
Western Union Co		10,609	191,386			10,609	191,386
			680,126				680,126

Cosmetics/Personal Care	3.35%
Alberto-Culver Co				10,575	279,074	10,575	279,074
Avon Products				13,000	414,310	13,000	414,310
Colgate-Palmolive Co.				8,675	630,673	8,675	630,673
Procter & Gamble, Inc.		3,880	209,947	19,650	1,063,262	23,530	1,273,208
			209,947		2,387,318		2,597,265

Food	3.15%
ConAgra Foods, Inc.				31,000	636,430	31,000	636,430
Heinz (H.J.)				14,000	539,000	14,000	539,000
Kraft Foods Inc.		4,384	124,286	4,844	137,327	9,228	261,614
McCormick & Co.				16,000	521,120	16,000	521,120
Safeway Inc		8,000	152,400			8,000	152,400
Sara Lee Corp		15,200	147,288			15,200	147,288
Supervalu Inc.				13,000	186,550	13,000	186,550
			423,974		2,020,427		2,444,402

Healthcare-Products	3.16%
Baxter International		12,811	729,202			12,811	729,202
Covidien PLC				3,750	148,388	3,750	148,388
Johnson & Johnson				26,000	1,571,440	26,000	1,571,440
			729,202		1,719,828		2,449,030

Healthcare-Services	1.93%
Aetna Inc		8,584	244,644			8,584	244,644
Davita Inc				4,000	206,840	4,000	206,840
Healthsouth Corp.		40,000	624,400			40,000	624,400
WellPoint Inc (New)		8,000	422,800			8,000	422,800
			1,291,844		206,840		1,498,684

Household Products/ Wares	1.54%
Fortune Brands Inc		2,146	85,432			2,146	85,432
Kimberly Clark Corp.				11,000	665,060	11,000	665,060
Tupperware Brands Corp				12,000	443,880	12,000	443,880
			85,432		1,108,940		1,194,372

Pharmaceuticals	6.11%
Abbott Labs.				12,000	542,760	12,000	542,760
AmerisourceBergen Co		13,812	294,334			13,812	294,334
Lilly (Eli) & Co.				20,350	680,911	20,350	680,911
Merck & Co., Inc.		1,200	38,916	23,000	745,890	24,200	784,806
Pfizer, Inc.		13,900	232,130	71,000	1,185,700	84,900	1,417,830
Wyeth				21,325	1,020,401	21,325	1,020,401
			565,380		4,175,662		4,741,042

Total Consumer, Non-Cyclical			5,721,089		13,837,182		19,558,271

Energy	12.16%
Oil&Gas	9.02%
Anadarko Petroleum Corp.				12,000	634,440	12,000	634,440
Apache Corp		1,126	95,654			1,126	95,654
BP plc ADR				15,000	771,750	15,000	771,750
Chevron Corp.		3,840	268,570	13,101	916,284	16,941	1,184,854
ConocoPhillips		5,348	240,820			5,348	240,820
Devon Energy Corp		3,852	236,436			3,852	236,436
ENSCO International		4,170	153,873			4,170	153,873
Exxon Mobil Corp.		7,736	534,944	31,000	2,143,650	38,736	2,678,594
Royal Dutch Shell PLC				14,000	776,580	14,000	776,580
Valero Energy Corp		12,000	224,880			12,000	224,880
			1,755,177		5,242,704		6,997,881

Oil & Gas Services	1.30%
Baker Hughes Inc		2,780	95,771			2,780	95,771
Schlumberger Ltd.				9,500	533,900	9,500	533,900
Weatherford International LTD				19,000	379,050	19,000	379,050
			95,771		912,950		1,008,721

Pipelines	1.84%
Boardwalk Pipeline Partners L.P.				14,500	339,445	14,500	339,445
Enterprise Products Partners L.P.				12,800	345,600	12,800	345,600
Plains All American Pipeline L.P.				8,000	379,520	8,000	379,520
Spectra Energy Corp				19,300	363,226	19,300	363,226
					1,427,791		1,427,791

Total Energy			1,850,948		7,583,445		9,434,393

Financial	21.08%
Banks	8.61%
Bank of America Corp				47,000	826,730	47,000	826,730
Citigroup Inc.				68,400	342,000	68,400	342,000
Comerica, Inc.				18,000	480,060	18,000	480,060
JPMorgan Chase & Co.		11,500	499,790	30,000	1,303,800	41,500	1,803,590
Keycorp				17,100	113,886	17,100	113,886
Morgan Stanley, Dean Witter, Discover				13,250	383,720	13,250	383,720
PNC Financial Services Group				13,219	562,997	13,219	562,997
Regions Financial Corp.				17,782	104,203	17,782	104,203
State Street Corp.				6,400	335,872	6,400	335,872
Trustco Bank Corp NY				5,000	31,100	5,000	31,100
U.S. Bancorp		10,300	232,986	23,000	520,260	33,300	753,246
Wells Fargo Co.		10,282	282,961	24,000	660,480	34,282	943,441
			1,015,737		5,665,108		6,680,844

Diversified Finan Serv	1.96%
Charles Schwab Corp.				29,500	532,770	29,500	532,770
Franklin Resources I		4,100	382,653			4,100	382,653
Morgan Stanley		21,000	608,160			21,000	608,160
			990,813		532,770		1,523,583

Insurance	5.99%
Allstate Corp				8,000	235,120	8,000	235,120
Arthur J. Gallagher & Co.		7,700	183,029	11,900	282,863	19,600	465,892
Aspen Insurance Holdings Ltd				20,825	528,955	20,825	528,955
Hartford Financial Svc. Gp.				5,950	141,134	5,950	141,134
Marsh & McLennan Companies, Inc.				12,350	290,719	12,350	290,719
Metlife Inc		7,328	276,705			7,328	276,705
Principal Financial Group				17,050	484,220	17,050	484,220
Prudential Financial, Inc.				12,225	618,341	12,225	618,341
Renaissance Re Holdings Ltd.				8,000	435,600	8,000	435,600
Stancorp Financial G		6,950	263,058			6,950	263,058
The Travelers Companies, Inc.				18,000	907,560	18,000	907,560
			722,792		3,924,512		4,647,303

Investment Companies	0.07%
Allied Capital Corp.				18,000	54,000	18,000	54,000
					54,000		54,000

REITS	4.22%
Avalonbay Communities, Inc.				3,301	212,683	3,301	212,683
Boston Properties Inc				3,700	224,146	3,700	224,146
BRE Properties				8,600	243,122	8,600	243,122
Duke Realty Corp.				12,000	138,240	12,000	138,240
HCP Inc				7,000	199,360	7,000	199,360
Health Care REIT, Inc.				4,500	192,195	4,500	192,195
Hospitality Properties Trust				11,400	207,708	11,400	207,708
Liberty Property Trust				11,300	370,301	11,300	370,301
Mack-Cali Realty Corp.				12,000	384,360	12,000	384,360
National Retail Properties Inc.				9,000	184,680	9,000	184,680
Prologis Trust				6,000	66,720	6,000	66,720
Simon Property Group, Inc.				4,130	262,751	4,130	262,751
Sovran Self Storage				7,000	205,730	7,000	205,730
Weingarten Realty Investors				19,000	377,340	19,000	377,340
					3,269,336		3,269,336

Savings&Loans	0.22%
New York Community Bancorp				16,000	170,240	16,000	170,240
					170,240		170,240

Total Financial			2,729,341		13,615,965		16,345,307

Industrial	8.64%
Aerospace/Defense	1.66%
Boeing Company				6,500	322,855	6,500	322,855
Northrop Grumman Corp.				4,000	195,240	4,000	195,240
United Technologies				13,000	771,680	13,000	771,680
					1,289,775		1,289,775

Electronics	0.28%
Tyco Electronics Ltd				9,450	215,649	9,450	215,649
					215,649		215,649

Hand/Machine Tools	0.84%
Stanley Black & Decker Inc				16,000	654,880	16,000	654,880
					654,880		654,880

Machinery- Constr&Mining	1.01%
Caterpillar Inc		17,292	783,501			17,292	783,501
			783,501				783,501

Metal Fabricate/ Hardware	0.18%
Worthington Industri		10,400	136,968			10,400	136,968
			136,968				136,968

Miscellaneous Manufactur	3.40%
3M Co.		3,212	231,585	10,200	735,420	13,412	967,005
Barnes Group Inc				10,500	154,245	10,500	154,245
General Electric Co.				86,500	1,202,350	86,500	1,202,350
ITT Corp		2,634	131,911			2,634	131,911
Leggett & Platt Inc		3,325	60,681			3,325	60,681
Tyco International Ltd.				3,750	118,838	3,750	118,838
			424,177		2,210,853		2,635,030

Transportation	1.27%
Burlington Northern, Inc.				3,500	290,570	3,500	290,570
Seaspan Corp				25,000	169,250	25,000	169,250
Tidewater Inc		2,680	115,696			2,680	115,696
United Parcel Services Cl B				7,700	411,642	7,700	411,642
			115,696		871,462		987,158

Total Industrial			1,460,341		5,242,619		6,702,960

Technology	6.86%
Computers	2.20%
Dell Inc		12,249	193,902			12,249	193,902
Diebold Inc				8,250	248,903	8,250	248,903
Hewlett-Packard Co		7,050	316,475			7,050	316,475
International Business Machines, Inc.				8,000	944,400	8,000	944,400
			510,376		1,193,303		1,703,679

Office/Business Equip	0.34%
Pitney Bowes Inc.				11,925	266,524	11,925	266,524
					266,524		266,524

Semiconductors	2.37%
Intel Corp.		32,863	667,776	43,100	875,792	75,963	1,543,568
Linear Technology Corp.				11,000	292,270	11,000	292,270
			667,776		1,168,062		1,835,838

Software	1.95%
Microsoft Corp		18,373	452,894	43,000	1,059,950	61,373	1,512,844
			452,894		1,059,950		1,512,844

Total Technology			1,631,047		3,687,838		5,318,885

Utilities	5.97%
Electric	5.00%
Allegheny Energy Inc.				5,000	132,050	5,000	132,050
Ameren Corp.				10,900	293,973	10,900	293,973
Consolidated Edison		7,700	309,463	11,000	442,090	18,700	751,553
DTE Energy Co.				8,000	278,240	8,000	278,240
Duke Energy Corp.		9,200	142,508	33,000	511,170	42,200	653,678
Entergy Corp		2,146	169,534			2,146	169,534
Exelon Corp		3,846	192,377			3,846	192,377
FPL Group, Inc.				4,550	255,619	4,550	255,619
Pinnacle West Capital				10,000	329,100	10,000	329,100
PPL Corp.				3,950	116,130	3,950	116,130
Progress Energy, Inc.		1,979	78,230	8,000	316,240	9,979	394,470

Southern Co.				10,000	312,000	10,000	312,000
			892,112		2,986,612		3,878,724

Gas	0.97%
Nicor				7,000	253,540	7,000	253,540
Nisource Inc.				27,000	356,670	27,000	356,670
Sempra Energy				2,875	144,239	2,875	144,239
					754,449		754,449

Total Utilities			892,112		3,741,061		4,633,173

Total Common Stock	96.84%	(Cost $82,483,344)	17,404,074		57,702,256		75,106,329

Short-Term Investments	2.46%

U.S. Treasury Bills	1.80%	PAR
U.S. Treasury Bill 10/22/2009 (b)		200,000	199,949			200,000	199,949
U.S. Treasury Bill 11/19/2009		1,200,000	1,199,678			1,200,000	1,199,678
			1,399,627				1,399,627

Money Market Fund	0.66%
SM&R Money Market Fund				512,017	512,017	512,017	512,017
					512,017		512,017

Total Short-Term Investments		(Cost $1,911,611)	1,399,627		512,017		1,911,644

Total Investments	99.31%	(Cost $84,394,955)(a)	18,803,701		58,214,272		77,017,973

Other Net Assets	0.69%		367,529		170,073		537,601

Net Assets	100.00%		19,171,230		58,384,345		77,555,574

(a) Aggregate cost for federal income tax purpose is
$84,394,955. At August 31, 2009, unrealized
appreciation (depreciation) of securities is as follows:

Unrealized appreciation			$10,949,306
Unrealized depreciation			$(18,326,288)
Net unrealized apppreciation			$(7,376,982)

(b) At August 31, 2009, certain U.S. Treasury Bills
with a market value of $199,949 were pledged to cover margin requirements for futures contracts.

STATEMENT OF ASSETS AND LIABILITIES	August 31, 2009

	SM&R EQUITY INCOME FUND	CIT EQUITY INCOME FUND	Pro Forma Adjustment	Pro Forma Combined

ASSETS
Investments in unaffiliated securities, at cost	$66,287,011	$17,595,927	$-	$83,882,938
Investment in affiliated money market fund at cost	512,017	0	-	512,017
Total investments, cost	66,799,028	17,595,927	0	84,394,955

Investments in unaffiliated securities, at value	$57,702,255	$18,803,701	$-	$76,505,956
Investment in affiliated money market fund, at value	512,017	0	-	512,017
Total investments, value	58,214,272	18,803,701	0	77,017,973

		114,193	0	114,193
Prepaid expenses	38,027	0	0	38,027
Receivable for:
Capital stock sold	5,539	25,522	0	31,061
Dividends	209,475	44,480	0	253,955
Investments sold		221,674	0	221,674
Expense reimbursement	4,613	0	0	4,613
Other assets	62,734	0	0	62,734
TOTAL ASSETS	58,534,660	19,209,570	0	77,744,230
LIABILITIES
Capital stock reacquired	13,342	20,129	0	33,471
Payable to investment adviser for fund expenses	42,138	8,061	0	50,199
Accrued:				-
Investment advisory fees	36,727	0	0	36,727
Administrative service fees	12,242	1,333	0	13,575
Shareholder service fees - K shares		1,041	0	1,041
Distribution fees	6,348	857	0	7,205
Other liabilities	28,570	6,919	10,949	46,438
TOTAL LIABILITIES	139,367	38,340	10,949	188,656
NET ASSETS	$58,395,293	$19,171,230	(10,949)	$77,555,574

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)	70,473,507	19,842,421	0	$90,315,928
Undistributed net investment income	269,583	12,157	(10,949)	$270,791
Accumulated net realized loss on investments	(3,763,041)	(1,891,122)	0	$(5,654,163)
Net unrealized depreciation of investments	(8,584,756)	1,207,774	0	$(7,376,982)
NET ASSETS	$58,395,293	$19,171,230	$(10,949)	$77,555,574

NET ASSETS:
Direct Shares		14,723,793	51,502,860	66,226,653
Class A	5,113,147	0	(722)	5,112,425
Class B	1,769,936	0	(250)	1,769,686
Class K		4,447,437	(628)	4,446,809
Class T	51,512,210	0	(51,512,210)	0
TOTAL NET ASSETS	$58,395,293	$19,171,230	$(10,949)	$77,555,574

CAPITAL STOCK
Direct Shares (no par value):
Authorized		unlimited		unlimited
Outstanding		1,120,958	3,921,037	5,041,995
Class A ($.01 par value per share):
Authorized	50,000,000			unlimited
Outstanding	369,204		0	389,073
Class B ($.01 par value per share):
Authorized	25,000,000			unlimited
Outstanding	132,883		0	134,679
Class K (no par value):
Authorized		unlimited		unlimited
Outstanding		340,350	0	34,350
Class T ($.01 par value per share):
Authorized	75,000,000			0
Outstanding	3,546,478		-3,546,478	0
Direct Shares:
Net asset value and offering price per share		$13.14		$13.14
Class K:
Net asset value and offering price per share		$13.07		$13.07
Class A:
Net asset value and redemption price per share	$13.85			$13.14
Offering price per share:
(Net assets value of $13.85 / 95%)	$14.58			$13.14
Class B:
Net asset value and offering price per share	$13.32			$13.14
Class T:
Net asset value and redemption price per share	$14.52			N/A
Offering price per share:
(Net assets value of $14.52 / 94.25%)	$15.41			N/A

See notes to financial statements.

STATEMENT OF OPERATIONS	Year Ended August 31, 2009

SM&R EQUITY INCOME FUND	SM&R EQUITY INCOME FUND	CIT EQUITY INCOME FUND	Pro Forma Adjustment	Pro Forma Combined

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $8,775)	$2,430,252	$462,656		$2,892,908
Interest	6,430	2,507		8,937
Interest from affiliated money market fund	694	63		757
TOTAL INVESTMENT INCOME	2,437,376	465,226		2,902,602
EXPENSES
Investment advisory fees	420,622	83,253	(140,207)	363,668
Administrative & transfer agent	140,207	37,610	(113,962)	63,855
Professional fees	19,566	16,522	(11,016)	25,072
Custody and transaction fees	14,151	1,958	(8,609)	7,500
Directors' fees and expenses	9,968	3,602	(10,320)	3,250
Compliance & Legal expenses	11,977	11,725	15,682	39,384
Qualification fees
Direct Shares		1,574	1,910	3,483
Class A	5,867			5,867
Class B	5,587			5,587
Class K		1,574	1,910	3,483
Class T	13,335		(13,335)	0
Shareholder reporting expenses
Direct Shares		1,434	502	1,936
Class A	2,177		(241)	1,936
Class B	878		1,058	1,936
Class K		1,434	502	1,936
Class T	22,562		(22,562)	0
Distribution fees
Class A	11,902			11,902
Class B	14,228			14,228
Class K		18,134		18,134
Insurance expenses	29,730	814	(29,741)	803
Other Expenses	87		10,862	10,949
TOTAL EXPENSES	722,844	179,633	(317,568)	584,909
LESS EXPENSES REIMBURSED	(24,305)	0	24,305	0
NET EXPENSES	698,539	179,633	(293,263)	584,909
INVESTMENT INCOME - NET	1,738,837	285,593	293,263	2,317,693
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(3,750,821)	(1,287,810)		(5,038,631)
Net realized loss on futures contracts		(103,978)		(103,978)
Change in unrealized depreciation of investments	(13,816,547)	(2,038,462)		(15,855,009)
NET LOSS ON INVESTMENTS	(17,567,368)	(3,430,250)		(20,997,618)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,828,531)	$(3,144,657)	$293,263	$(18,679,925)

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF SM&R EQUITY INCOME FUND INTO CALIFORNIA INVESTMENT TRUST’S EQUITY INCOME FUND AS OF AUGUST 31, 2009 (UNAUDITED)

NOTE 1 — Basis of Combination:
The Board of Trustees of SM&R Funds (the “Trust”) on behalf of its portfolio, SM&R Equity Income Fund (“Equity”), at a meeting held on February 18, 2010 approved the Fund’s entering into an Agreement and Plan of Reorganization (the “Plan”) pursuant to which, the Equity will transfer all of its assets, subject to its liabilities, to the California Investment Trust Equity Income Fund, (the “Equity Income” and together with Equity (the “Funds”) in exchange for a number of shares of Equity Income equal in value to the net assets of the Funds (the “Reorganization”). If the Reorganization is consummated, shares of Equity Income then will be distributed to the Equity shareholders on a prorata basis in liquidation of the Funds. The Reorganization will be accounted for as a tax-free merger of investment companies. The unaudited pro forma condensed combined schedule of investments and condensed combined statement of assets and liabilities reflect the financial position of the Funds at August 31, 2009 as if the Reorganization had occurred on that date. The unaudited pro forma condensed combined statement of operations reflects the results of operations of the Funds for the twelve months ended August 31, 2009 as if the Reorganization had occurred on September 1, 2008. These statements have been derived from the books and records of the Funds utilized in calculating daily net asset value at the dates indicated above in conformity with the accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. As of August 31, 2009, all the securities held by the Equity comply with the compliance guidelines and/or investment restrictions of Equity Income. The historical cost of investment securities will be carried forward to the surviving entity. The Fund’s fiscal year ends are August 31. The accompanying pro forma condensed combined financial statements should be read in conjunction with the historical financial statements of the Funds included or incorporated by reference in their respective Statements of Additional Information. Such pro forma condensed combined financial statements are presented for information purposes only and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 31, 2009 or September 1, 2008, as applicable. Following the Reorganization, Equity Income will be the surviving fund.

Costs with respect to the Reorganization will be borne by CCM Partners, LP and its affiliates, with the exception of certain legal fees of counsel to the board relating to certain advice provided to the board of California Investment Trust, including for the creation of new share classes, currently estimated at $40,000.

NOTE 2 — Equity Fund and Equity Income Valuation:
Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with remaining maturities less than 60 days will be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at the net asset value each business day. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

NOTE 3 — Capital Shares:
The pro forma net asset value per share assumes the issuance of shares of Equity Income that would have been issued at August 31, 2009 in connection with the proposed Reorganization. The number of shares of each class assumed to be issued is equal to the net asset value of the shares of Equity of that class, as of August 31, 2009, divided by the net asset value per share of the corresponding class of shares of Equity Income as of August 31, 2009. The pro forma number of shares outstanding, by class, for Equity Income consists of the following at August 31, 2009.

Class of Shares	Shares of CIT Equity Income Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post-Combination
Direct Shares	1,120,958	3,921,037	(b)	5,041,995
Class A	0	389,073		389,073
Class B	0	134,679		134,679
Class K	340,350	0		340,350

(a) No Direct Shares or Class K shares outstanding
(b) Class T shares are being merged into the Direct Shares

NOTE 4 — Pro Forma Operating Expenses:
The pro forma condensed combined statement of operations for the twelve month period ended August 31, 2009, as adjusted, giving effect to the Reorganization reflects changes in expenses of Equity Income as if the Reorganization was consummated on September 1, 2008. Although it is anticipated that there will be an elimination of certain duplicative expenses because of the Reorganization, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5 — Federal Income Taxes:
The Equity and the Equity Income has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). If the Reorganization is consummated, unless it determines such qualification is no longer in the best interest of shareholders, Equity Income will seek to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, Equity will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Equity Income will succeed to the capital loss carryforwards of the Equity, which will be subject to the limitations described below. Equity has capital loss carryforwards that, in the absence of the Reorganization, would generally be available to offset their capital gains. As a result of the Reorganization, however, Equity will undergo an “ownership change” for tax purposes, and accordingly, Equity Income’s  use of Equity’s capital loss carryforwards will be limited by the operation of the tax loss limitation rules of the Code. The Code generally limits the amount of pre-ownership change losses that may be used to offset post-ownership change gains to a specific annual loss limitation amount (generally the product of the net asset value of Equity’s immediately prior to the ownership change and a rate established by the IRS for the month of the Closing Date (for example, such rate is 4.03% for March, 2010)). Subject to certain limitations, any unused portion of these losses may be available in subsequent years, subject to the overall eight-year capital loss carryforward limit, as measured from the date of recognition. In addition, for five years after the Closing Date of the Reorganization, the Combined Fund generally will not be allowed to offset realized gains attributable to certain pre-Reorganization built-in gains of one Fund, if any, with capital loss carryforwards attributable to the other Fund. However, unexpired pre-ownership change losses of Equity could be used to offset realized built-in gains of Equity. As of August 31st, 2009, the Equity Income fund had capital loss carryforwards of $3,537,981 which expire in 2017.

SM&R Balanced Fund and Caltrust Equity Income Fund

		EQUITY INCOME FUND		SM& Balanced Fund
		PORTFOLIO OF INVESTMENTS
Common Stock

Basic Materials	(2.84%)	Shares	Value	Shares	Value	Shares	Value

Chemicals
Du Pont (E.I.) De Nemours & Co.				1,550	49,492	1,550	49,492
International Flavors & Fragrances Inc				900	32,058	900	32,058
Monsanto Co.				875	73,395	875	73,395
PPG Industries, Inc.				900	49,860	900	49,860
Praxair Inc		4,592	351,839	675	51,719	5,267	403,558
Sensient Technologies Corp.				3,700	96,459	3,700	96,459
Sherwin-Williams Co/The		1,746	105,109			1,746	105,109
			456,948		352,982	-	809,930

Forest Products&Paper	(0.06%)
Meadwestvaco Corp				1,000	21,950	1,000	21,950
Iron / Steel	(0.54%)
Nucor Corp				700	31,178	700	31,178
United States Steel Corp		4,000	175,120	200	8,756	4,200	183,876
			175,120		39,934		215,054
Mining	(2.84%)
Alcoa Inc		7,050	84,953			7,050	84,953
Total Basic Materials			717,021		414,866		1,131,887

Communications	(6.42%)
Internet	(0.08%)
Akamai Technologies Inc.				1,900	33,516	1,900	33,516
Media	(1.68%)

CBS Corp.				2,000	20,700	2,000	20,700
McGraw-Hill Cos Inc/The		13,178	442,913			13,178	442,913
Viacom Inc.				2,000	50,080	2,000	50,080
Walt Disney Co.				6,000	156,240	6,000	156,240
			442,913		227,020		669,933

Telecommunications	(4.65%)
Amdocs Ltd				1,550	37,696	1,550	37,696
American Tower Corp.				1,250	39,563	1,250	39,563
Arris Group Inc				6,500	86,190	6,500	86,190
AT&T Inc		21,244	553,406	11,325	295,016	32,569	848,422
Cisco Systems				10,225	220,860	10,225	220,860
Harris Corp.				2,300	79,879	2,300	79,879
Motorola Inc.				6,200	44,516	6,200	44,516
Nokia Oyj ADR				6,500	91,065	6,500	91,065
Qualcomm Inc.				3,000	139,260	3,000	139,260
Rogers Communications Inc				1,300	35,789	1,300	35,789
Verizon Communications Inc.				5,450	169,168	5,450	169,168
Windstream Corporation				7,100	60,847	7,100	60,847
			553,406		1,299,849		1,853,255

Total Communications			996,319		1,560,385		2,556,704

Consumer, Cyclical	(7.11%)
Housewares	(0.13%)
Newell Rubbermaid Inc.				3,800	52,896	3,800	52,896

Lodging	(0.26%)
Starwood Hotels & Resorts Inc.				3,000	89,340	3,000	89,340
Wyndham Worldwide Corp.				1,020	15,453	1,020	15,453
					104,793		104,793
Auto Manufacturers (1.37%)	(0.66%)
Ford Motor Co*		34,500	262,200			34,500	262,200

Retail (5.96%)	(6.05%)
Best Buy Company, Inc.				3,000	108,840	3,000	108,840
CVS Caremark Corp.				3,000	112,560	3,000	112,560
Foot Locker Inc.				3,000	31,980	3,000	31,980
Limited Brands Inc.				7,600	113,392	7,600	113,392
Lowe's Co.				5,800	124,700	5,800	124,700
McDonald's Corp.		6,968	391,880	2,500	140,600	9,468	532,480
Penney (J.C.)				4,025	120,911	4,025	120,911
Ross Stores Inc		3,692	172,195			3,692	172,195
TJX Cos Inc		7,050	253,448	3,200	115,040	10,250	368,488

Target Corp.		6,939	326,133	4,150	195,050	11,089	521,183
Wal-Mart				4,000	203,480	4,000	203,480
			1,143,656		1,266,553		2,410,209

Total Consumer, Cyclical			1,405,856		1,424,242		2,830,098

Consumer, Non-Cyclical	(22.75%)

Agriculture (5.36%)	(2.82%)
Altria Group Inc		22,500	411,300			22,500	411,300
Philip Morris International Inc		7,500	342,825	2,050	93,706	9,550	436,531
Reynolds American Inc		5,992	273,894			5,992	273,894
			1,028,019		93,706		1,121,725

Beverages (3.69%)	(2.6%)
Coca-Cola		14,500	707,165	3,500	170,695	18,000	877,860
PepsiCo, Inc.				2,800	158,676	2,800	158,676
			707,165		329,371		1,036,536
Biotechnology	(0.88%)
Amgen Inc.				1,300	77,714	1,300	77,714
Celgene Corp.				2,575	134,338	2,575	134,338
Genzyme Corp.				1,300	72,423	1,300	72,423
Gilead Science Inc.				1,500	67,590	1,500	67,590
					352,065		352,065

Commercial Services (3.55%)	(1.82%)
Global Payments Inc.				1,075	45,623	1,075	45,623
Lender Processing Services Inc		10,211	350,033			10,211	350,033
Moody's Corp		5,092	138,706			5,092	138,706
Western Union Co/The		10,609	191,386			10,609	191,386
			680,125		45,623		725,748

Cosmetics / Personal Care (1.10%)	(1.8%)
Alberto-Culver Co				1,800	47,502	1,800	47,502
Avon Products				3,050	97,204	3,050	97,204
Colgate-Palmolive Co.				1,475	107,233	1,475	107,233
Procter & Gamble, Inc.		3,880	209,947	4,700	254,317	8,580	464,264
			209,947		506,255		716,202
Food (2.21%)
ConAgra Foods, Inc.				2,050	42,087	2,050	42,087
Heinz (H.J.)				2,825	108,763	2,825	108,763
Kraft Foods Inc		4,384	124,286			4,384	124,286
McCormick & Co.				2,000	65,140	2,000	65,140
Safeway Inc		8,000	152,400			8,000	152,400
Sara Lee Corp		15,200	147,288			15,200	147,288
Supervalu Inc.				3,475	49,866	3,475	49,866
			423,974		265,855		689,829

Healthcare - Products	(3.11%)
Baxter International Inc		12,811	729,202			12,811	729,202
Covidien PLC				900	35,613	900	35,613
Hologic Inc				1,750	28,805	1,750	28,805
Johnson & Johnson				5,000	302,200	5,000	302,200
Patterson Companies Inc.				1,500	40,845	1,500	40,845
Varian Medical Systems Inc				1,300	55,991	1,300	55,991
Zimmer Holdings, Inc.				1,000	47,350	1,000	47,350
			729,202		510,804		1,240,006

Healthcare - Services	(3.71%)
Aetna Inc		8,584	244,644			8,584	244,644
Davita Inc				925	47,832	925	47,832
United Health Group Inc.				2,050	57,400	2,050	57,400
WellPoint, Inc.				1,550	81,918	1,550	81,918
Healthsouth Corp*		40,000	624,400			40,000	624,400
WellPoint Inc*		8,000	422,800			8,000	422,800
			1,291,844		187,149		1,478,993

Household Products / Wares (0.45%)	(0.55%)
Fortune Brands Inc		2,146	85,432			2,146	85,432
Kimberly Clark Corp.				2,200	133,012	2,200	133,012
			85,432		133,012		218,444

Pharmaceuticals (2.94%)	(3.72%)
Abbott Labs.				2,500	113,075	2,500	113,075
AmerisourceBergen Corp		13,812	294,334			13,812	294,334
Endo Pharmaceuticals Holdings Inc				1,750	39,498	1,750	39,498
Lilly (Eli) & Co.				3,850	128,821	3,850	128,821
Merck & Co., Inc.		1,200	38,916	5,300	171,879	6,500	210,795
Pfizer, Inc.		13,900	232,130	15,000	250,500	28,900	482,630
Wyeth				4,400	210,540	4,400	210,540
			565,380		914,313	-	1,479,693

Total Consumer, Non-Cyclical			5,721,088		3,338,152		9,059,240

Energy (9.65%)	(9.21%)

Oil & Gas (9.15%)	(8.08%)
Anadarko Petroleum Corp.				4,000	211,480	4,000	211,480
Apache Corp		1,126	95,654			1,126	95,654
BP plc ADR				3,500	180,075	3,500	180,075
Chevron Corp		3,840	268,570	3,051	213,387	6,891	481,957
ConocoPhillips		5,348	240,820			5,348	240,820
Devon Energy Corp		3,852	236,436			3,852	236,436
ENSCO International Inc		4,170	153,873			4,170	153,873
Exxon Mobil Corp		7,736	534,944	9,000	622,350	16,736	1,157,294
Royal Dutch Shell PLC				3,000	166,410	3,000	166,410
Transocean Ltd				900	68,256	900	68,256
Valero Energy Corp		12,000	224,880			12,000	224,880
			1,755,177		1,461,958		3,217,135

Oil & Gas Services (0.50%)	(1.01%)
Baker Hughes		2,780	95,771			2,780	95,771
Oceaneering Int'l Inc.				1,500	78,255	1,500	78,255
Schlumberger Ltd.				2,200	123,640	2,200	123,640
Weatherford International LTD				5,200	103,740	5,200	103,740
			95,771		305,635		401,406
Pipelines	(0.12%)
Spectra Energy Corp				2,525	47,521	2,525	47,521
						-	-
Total Energy			1,850,948		1,815,113	-	3,666,061

Financial (14.24%)	(12.32%)

Banks (5.30%)	(5.67%)
Bank of America Corp				10,000	175,900	10,000	175,900
Citigroup Inc.				14,500	72,500	14,500	72,500
Goldman Sachs Group				700	115,822	700	115,822
JPMorgan Chase & Co.		11,500	499,790	6,500	282,490	18,000	782,280
Morgan Stanley, Dean Witter, Discover				5,000	144,800	5,000	144,800
PNC Financial Services Group				3,000	127,770	3,000	127,770
State Street Corp.				1,500	78,720	1,500	78,720
U.S. Bancorp		10,300	232,986	5,000	113,100	15,300	346,086
Wells Fargo Co.		10,282	282,961	4,716	129,784	14,998	412,745
			1,015,737		1,240,886		2,256,623

Diversified Financial Services (5.17%)	(2.85%)
Charles Schwab Corp.				5,600	101,136	5,600	101,136
Discover Financial Services				3,000	41,250	3,000	41,250
Franklin Resources Inc		4,100	382,653			4,100	382,653
Morgan Stanley		21,000	608,160			21,000	608,160
			990,813		142,386		1,133,199

Insurance (3.77%)	(3.72%)
Allstate Corp				2,300	67,597	2,300	67,597
Arthur J Gallagher & Co		7,700	183,029			7,700	183,029
Aspen Insurance Holdings Ltd				4,125	104,775	4,125	104,775
Hartford Financial Svc. Gp.				1,375	32,615	1,375	32,615
MetLife Inc		7,328	276,705			7,328	276,705
Principal Financial Group				3,850	109,340	3,850	109,340
Prudential Financial, Inc.				3,000	151,740	3,000	151,740
Renaissance Re Holdings Ltd.				1,700	92,565	1,700	92,565
StanCorp Financial Group Inc		6,950	263,058			6,950	263,058
The Travelers Companies, Inc.				4,000	201,680	4,000	201,680
			722,792		760,312		1,483,104

Investment Companies	(0.03%)
Allied Capital Corp.				3,400	10,200	3,400	10,200

REITS	(0.06%)
Host Hotels & Resorts Inc.				2,265	22,582	2,265	22,582

Total Financial			2,729,342		2,176,366		4,905,708

Industrial (7.62%)	(1.35%)
Aerospace/Defense
Boeing Company				2,075	103,065	2,075	103,065
General Dynamics Corp.				1,300	76,947	1,300	76,947
Goodrich Corp.				1,700	93,772	1,700	93,772
L-3 Communications Holdings, Inc.				900	66,960	900	66,960
Northrop Grumman Corp.				1,200	58,572	1,200	58,572
Rockwell Collins Inc.				1,225	56,399	1,225	56,399
United Technologies				1,400	83,104	1,400	83,104
					538,819		538,819

Electronics	(0.44%)
Agilent Technologies Inc.				2,000	51,360	2,000	51,360
Thermo Fisher Scientific Inc				1,525	68,945	1,525	68,945
Tyco Electronics Ltd				2,400	54,768	2,400	54,768
					175,073		175,073
Hand/Machine Tools	(0.35%)
Stanley Black & Decker Inc				3,400	139,162	3,400	139,162
						-
Machinery - Construction & Mining	(2.09%)					-
Caterpillar Inc		17,292	783,501	1,100	49,841	18,392	833,342
						-
Metal Fabricate / Hardware (0.71%)	(0.34%)					-
Worthington Industries Inc		10,400	136,968			10,400	136,968
						-
						-
Miscellaneous Manufacturing (2.22%)	(2.74%)					-
3M Co.		3,212	231,585	1,925	138,793	5,137	370,378
Barnes Group Inc				2,000	29,380	2,000	29,380
Danaher Corp.				1,000	60,710	1,000	60,710
General Electric Co.				19,750	274,525	19,750	274,525
Illinois Tool Works Inc.				1,800	75,276	1,800	75,276
Ingersoll Rand Plc				1,900	58,691	1,900	58,691
ITT Corp		2,634	131,911			2,634	131,911
Leggett & Platt Inc		3,325	60,681			3,325	60,681
Tyco International Ltd.				900	28,521	900	28,521
			424,177		665,896		1,090,073

Transportation (0.60)%	(0.92%)
Burlington Northern, Inc.				950	78,869	950	78,869
Fedex Corp.				875	60,121	875	60,121
Seaspan Corp				2,250	15,233	2,250	15,233
Tidewater Inc		2,680	115,696			2,680	115,696
United Parcel Services Cl B				1,775	94,892	1,775	94,892
			115,696		249,114		364,810

Total Industrial			1,460,342		1,817,905		3,278,247

Technology (8.51%)	(8.95%)
Computers (2.67%)	(3.57%)
Apple Inc				1,500	252,315	1,500	252,315
Dell Inc*		12,249	193,902			12,249	193,902
EMC Corp.				6,000	95,400	6,000	95,400
Hewlett-Packard Co.		7,050	316,475	4,500	202,005	11,550	518,480
International Business Machines, Inc.				2,425	286,271	2,425	286,271
Research In Motion Limited				1,050	76,713	1,050	76,713
			510,377		912,704		1,423,081

Office/Business Equip	(0.1%)
Pitney Bowes Inc.				1,725	38,554	1,725	38,554

Semiconductors (3.48%)	(2.58%)

Intel Corp.		32,863	667,776	11,000	223,520	43,863	891,296
Linear Technology Corp.				2,000	53,140	2,000	53,140
Texas Instruments				3,400	83,606	3,400	83,606
			667,776		360,266		1,028,042

Software	(2.7%)
Electronic Arts Inc.			1,500	27,330	1,500	27,330
Microsoft Corp	18,373	452,894	17,000	419,050	35,373	871,944
Oracle Corp.			8,000	175,040	8,000	175,040
		452,894		621,420		1,074,314
Total Technology		1,631,047		1,932,944		3,563,991

Utilities (4.65%)	(3.68%)
Electric	(3.53%)
Allegheny Energy Inc.			1,600	42,256	1,600	42,256
Ameren Corp.			3,000	80,910	3,000	80,910
Consolidated Edison Inc	7,700	309,463			7,700	309,463
Constellation Energy Group			3,000	94,950	3,000	94,950
Duke Energy Corp	9,200	142,508	2,000	30,980	11,200	173,488
Entergy Corp	2,146	169,534			2,146	169,534
Exelon Corp	3,846	192,377	1,400	70,028	5,246	262,405
FPL Group, Inc.			1,100	61,798	1,100	61,798
NRG Energy, Inc.			1,250	33,563	1,250	33,563
PPL Corp.			925	27,195	925	27,195
Progress Energy Inc	1,979	78,229			1,979	78,229
Southern Co.			2,300	71,760	2,300	71,760
		892,111		513,440		1,405,551
Gas	(0.15%)
CenterPoint Energy, Inc.			2,000	24,800	2,000	24,800
Sempra Energy			675	33,865	675	33,865
				58,665		58,665

Total Utilities		892,111		572,104	-	1,464,215

Total Common Stock (Cost $32,718,710)		17,404,074		15,052,078		32,456,152

Total Corporate Bonds	(10.25%)
F H L M C (PASS-THRU)
FHLMC Pool 284839, 8.500% Due 01-01-17			2641.08	2,861	2,641	2,861

F N M A (PASS-THRU)
FNMA 48974, 8.000% Due 06-01-17			18775.19	20,352	18,775	20,352
				23,213	-	23,213
CORPORATE BONDS - FINANCIAL
Consumer Discretionary
Diversified Consumer Services
Hertz Corp.	7.400% Due 03-01-11		455,000	423,150	455,000	423,150

Consumer Staples
Personal Products
Avon Products Inc.	7.150% Due 11-15-09		500,000	505,792	500,000	505,792

Financials
Capitall markets
Ameriprise Financial Inc	5.650% Due 11-15-15		500,000	490,077	500,000	490,077
Goldman Sachs Group Inc	5.300% Due 02-14-12		500,000	526,750	500,000	526,750

Diversified Financial Services
General Electric Capital Corp.	3.750% Due 12-15-09		350,000	352,674	350,000	352,674

Insurance
Mony Group Inc.	8.350% Due 03-15-10		500,000	514,176	500,000	514,176

Thrifts & Mortgage Finance
Washington Mutual	0.000% Due 01-15-11		250,000	222,500	250,000	222,500

Industrials
ElectricalEquipment
Emerson Electric Co	5.250% Due 10-15-18		500,000	539,795	500,000	539,795

Material
Construction materials
Vulcan Materials	6.400% Due 11-30-17		500,000	504,953	500,000	504,953

Total Corporate Bonds (coast 4,006,905)				4,079,867		4,079,867

Short-Term Investments	(3.46%)
SM&R Money Market Fund (cost $1,376,232)			1,376,232	1,376,232	1,376,232	1,376,232

United States Treasury Bills (7.3%)	Par Value
United States Treasury Bill 10/22/2009 (b)	200,000	199,949			200,000	199,949
United States Treasury Bill 11/19/2009	1,200,000	1,199,678			1,200,000	1,199,678
Total United States Treasury Bills		1,399,627			-

Total Short-Term Investments (Cost $2,715,826)		1,399,627	1,376,232	1,376,232	2,776,232	2,775,859

Total Investments (Cost $39,462,696) (a) (98.78%)		18,803,701		20,531,240		39,334,941
Other Net Assets (1.22%)		367,529		114,638		482,167
Net Assets (100.00%)		19,171,230		20,645,878		39,817,108

(a) Aggregate cost for federal income tax purpose is $39,462,696. At August 31, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		5,462,884
Unrealized depreciation		(5,650,639)
Net unrealized appreciation (depreciation)		(187,755)

(b) At August 31, 2009, certain United States Treasury Bills with a market value of $199,949 were pledged to cover margin requirements for futures contracts.

STATEMENT OF ASSETS AND LIABILITIES	August 31, 2009

	SM&R BALANCED FUND	CIT EQUITY INCOME FUND	Pro Forma Adjustment	Pro Forma Combined

ASSETS
Investments in unaffiliated securities, at cost	$20,550,537	$17,595,927	$-	$38,146,464
Investment in affiliated money market fund at cost	1,376,232	0	-	1,376,232
Total cost of investments	21,926,769	17,595,927	0	39,522,696

Investments in unaffiliated securities, at value	$19,155,008	$18,803,701	$-	$37,958,709
Investment in affiliated money market fund, at value	1,376,232	0	-	1,376,232
Total market value of investments	20,531,240	18,803,701	0	39,334,941

Cash	0	114,193	0	114,193
Prepaid expenses	19,083	0	0	19,083
Receivable for:
Capital stock sold	2,506	25,522	0	28,028
Dividends	43,960	44,480	0	88,440
Investments sold	90	221,674	0	221,764
Interest	77,103	0		77,103
Expense reimbursement	8,358	0	0	8,358
Other assets	15,158	0	0	15,158
TOTAL ASSETS	20,697,498	19,209,570	0	39,907,068
LIABILITIES
Capital stock reacquired	0	20,129	0	20,129
Payable to investment adviser for fund expenses	17,038	8,061	0	25,099
Accrued:				-
Investment advisory fees	13,020	0	0	13,020
Administrative service fees	4,340	1,333	0	5,673
Shareholder service fees - K shares	0	1,041	0	1,041
Distribution fees	3,413	857	0	4,270
Other liabilities	9,980	6,919	3,829	20,728
TOTAL LIABILITIES	47,791	38,340	3,829	89,960
NET ASSETS	$20,649,707	$19,171,230	(3,829)	39,817,108

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)	22,856,565	19,842,421	0	$42,698,986
Undistributed net investment income	66,803	12,157	(3,829)	$75,131
Accumulated net realized gain (loss) on investments	(878,132)	(1,891,122)	0	$(2,769,254)
Net unrealized appreciation (depreciation) of investments	(1,395,529)	1,207,774	0	$(187,755)
NET ASSETS	$20,649,707	$19,171,230	$(3,829)	$39,817,108

NET ASSETS:
Direct Shares	0	14,723,793	16,972,013	31,695,806
Class A	2,768,293	0	0	2,768,293
Class B	909,401	0	0	909,401
Class K	0	4,447,437	0	4,447,437
Class T	16,972,013	0	(16,972,013)	0
TOTAL NET ASSETS	$20,649,707	$19,171,230	$-	$39,820,937

CAPITAL STOCK:
Direct shares (no par value):
Authorized		unlimited		unlimited
Outstanding		1,120,958	1,292,120	2,413,078
Class A ($.01 par value per share):
Authorized	50,000,000		0	unlimited
Outstanding	211,218		-	210,757
Class B ($.01 par value per share):
Authorized	25,000,000		0	unlimited
Outstanding	68,615		-	69,235
Class K (no par value):
Authorized		unlimited	0	unlimited
Outstanding		340,350	-	340,350
Class T ($.01 par value per share):
Authorized	25,000,000
Outstanding	1,241,946		(1,241,946)	-
Direct Shares:
Net asset value and offering price per share				$13.14
Class K:
Net asset value and offering price per share				$13.07
Class A:
Net asset value and redemption price per share	$13.11			$13.14
Offering price per share:
(Net assets value of $13.11 / 95%)	$13.80			$13.14
Class B:
Net asset value and offering price per share	$13.25			$13.14
Class T:
Net asset value and redemption price per share	$13.67			N/A
Offering price per share:
(Net assets value of $13.67 / 94.25%)	$14.50			N/A

See notes to financial statements.

STATEMENT OF OPERATIONS	Year Ended August 31, 2009

	SM&R BALANCED FUND	CIT EQUITY INCOME FUND	Pro Forma Adjustment	Pro Forma Combined

INVESTMENT INCOME
Dividends	$405,145	$462,656		$867,801
Interest	318,253	2,507		320,760
Interest from affiliated money market fund	331	63		394
TOTAL INVESTMENT INCOME	723,729	465,226		1,188,955
EXPENSES
Investment advisory fees	143,621	83,253	(47,874)	179,000
Administrative service fees	47,873	37,610	(44,268)	41,215
Professional fees	8,854	16,522	(304)	25,072
Custody and transaction fees	11,396	1,958	(8,492)	4,862
Directors' fees and expenses	9,973	3,602	(10,325)	3,250
Compliance expenses	4,098	11,725	11,533	27,356
Qualification fees
Direct shares	0	1,574	1,910	3,483
Class A	5,406		0	5,406
Class B	4,071		0	4,071
Class K		1,574	1,910	3,483
Class T	12,143		(12,143)	0
Shareholder reporting expenses
Direct shares		1,434	502	1,936
Class A	887		1,049	1,936
Class B	328		1,608	1,936
Class K		1,434	502	1,936
Class T	5,512		(5,512)
Distribution fees
Class A	6,401			6,401
Class B	6,825			6,825
Class K		18,134		18,134
Insurance expenses	9,335	814	(9,346)	803
Other Expenses	82		3,747	3,829
TOTAL EXPENSES	276,805	179,633	(115,504)	340,934
LESS EXPENSES REIMBURSED	(32,733)	0	32,733	0
NET EXPENSES	244,072	179,633	(82,771)	340,934
INVESTMENT INCOME - NET	479,657	285,593	82,771	848,021
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(878,129)	(1,287,810)		(2,165,939)
Net realized loss on futures contracts		(103,978)		(103,978)
Change in unrealized depreciation of investments	(2,793,131)	(2,038,462)		(4,831,593)
NET LOSS ON INVESTMENTS	(3,671,260)	(3,430,250)		(7,101,510)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,191,603)	$(3,144,657)	$82,771	$(6,253,489)

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF SM&R BALANCED FUND INTO CALIFORNIA INVESTMENT TRUST’S EQUITY INCOME FUND AS OF AUGUST 31, 2009 (UNAUDITED)

NOTE 1 — Basis of Combination:
The Board of Trustees of SM&R Funds (the “Trust”) on behalf of its portfolio, SM&R Balanced Fund (“Balance”), at a meeting held on February 18, 2010 approved the Fund’s entering into an Agreement and Plan of Reorganization (the “Plan”) pursuant to which, the Balance will transfer all of its assets, subject to its liabilities, to the California Investment Trust Equity Income Fund, (the “Equity Income” and together with Balance (the “Funds”) in exchange for a number of shares of Equity Income equal in value to the net assets of the Funds (the “Reorganization”). If the Reorganization is consummated, shares of Equity Income then will be distributed to the Balance shareholders on a prorata basis in liquidation of the Funds. The Reorganization will be accounted for as a tax-free merger of investment companies. The unaudited pro forma condensed combined schedule of investments and condensed combined statement of assets and liabilities reflect the financial position of the Funds at August 31, 2009 as if the Reorganization had occurred on that date. The unaudited pro forma condensed combined statement of operations reflects the results of operations of the Funds for the twelve months ended August 31, 2009 as if the Reorganization had occurred on September 1, 2008. These statements have been derived from the books and records of the Funds utilized in calculating daily net asset value at the dates indicated above in conformity with the accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. As of August 31, 2009, all the securities held by the Balance comply with the compliance guidelines and/or investment restrictions of Equity Income. The historical cost of investment securities will be carried forward to the surviving entity. The Fund’s fiscal year ends are August 31. The accompanying pro forma condensed combined financial statements should be read in conjunction with the historical financial statements of the Funds included or incorporated by reference in their respective Statements of Additional Information. Such pro forma condensed combined financial statements are presented for information purposes only and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 31, 2009 or September 1, 2008, as applicable. Following the Reorganization, Equity Income will be the surviving fund.

Costs with respect to the Reorganization will be borne by CCM Partners, LP and its affiliates, with the exception of certain legal fees of counsel to the board relating to certain advice provided to the board of California Investment Trust, including for the creation of new share classes, currently estimated at $40,000.

NOTE 2 — Balance Fund and Equity Income Valuation:
Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with remaining maturities less than 60 days will be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at the net asset value each business day. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option.  For Fixed income investments such as corporate bonds, prices will be determined by a third party pricing agency in accordance with the fund practices and policies.  The third party pricing agency will generally value fixed income investments based on the mean between the best bid and best offer as of the end of the day.   The pricing agent may take into consideration other market information in order to determine a valuation, such as the liquidity in the market, similar securities with more recent trading activity and other factors that may shed more light on the actual value of a bond.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

NOTE 3 — Capital Shares:
The pro forma net asset value per share assumes the issuance of shares of Equity Income that would have been issued at August 31, 2009 in connection with the proposed Reorganization. The number of shares of each class assumed to be issued is equal to the net asset value of the shares of Balance of that class, as of August 31, 2009, divided by the net asset value per share of the corresponding class of shares of Equity Income as of August 31, 2009. The pro forma number of shares outstanding, by class, for Equity Income consists of the following at August 31, 2009.

Class of Shares	Shares of Equity Income Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post-Combination
Direct Shares	1,120,958	1,292,120	(b)	2,413,078
Class A	0	210,757		210,757
Class B	0	69,235		69,235
Class K	340,350	0		340,350

(a) No Direct Shares or Class K shares outstanding
(b) Class T shares are being merged into the Direct Shares

NOTE 4 — Pro Forma Operating Expenses:
The pro forma condensed combined statement of operations for the twelve month period ended August 31, 2009, as adjusted, giving effect to the Reorganization reflects changes in expenses of Equity Income as if the Reorganization was consummated on September 1, 2008. Although it is anticipated that there will be an elimination of certain duplicative expenses because of the Reorganization, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5 — Federal Income Taxes:
The Balance and the Equity Income has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). If the Reorganization is consummated,unless it determines such qualification is no longer in the best interest of shareholders, Equity Income will seek to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, Balance will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Equity Income will succeed to the capital loss carryforwards of the Balance, which will be subject to the limitations described below. Balance has capital loss carryforwards that, in the absence of the Reorganization, would generally be available to offset their capital gains. As a result of the Reorganization, however, Balance will undergo an “ownership change” for tax purposes, and accordingly, Equity Income’s  use of Balance’s capital loss carryforwards will be limited by the operation of the tax loss limitation rules of the Code. The Code generally limits the amount of pre-ownership change losses that may be used to offset post-ownership change gains to a specific annual loss limitation amount (generally the product of the net asset value of Balance’s immediately prior to the ownership change and a rate established by the IRS for the month of the Closing Date (for example, such rate is 4.03% for March, 2010)). Subject to certain limitations, any unused portion of these losses may be available in subsequent years, subject to the overall eight-year capital loss carryforward limit, as measured from the date of recognition. In addition, for five years after the Closing Date of the Reorganization, the Combined Fund generally will not be allowed to offset realized gains attributable to certain pre-Reorganization built-in gains of one Fund, if any, with capital loss carryforwards attributable to the other Fund. However, unexpired pre-ownership change losses of Balance could be used to offset realized built-in gains of Balance. As of August 31st, 2009, the Balance Fund had capital loss carryforwards of $845,956 which expire in 2017.

SM&R Balanced Fund, SM&R Equity Fund and SM&R Balanced Fund – Caltrust Equity Income Fund

		EQUITY INCOME FUND		SM& Balanced Fund		SM&R Growth Fund		SM&R Equity Income Fund		Combined

Common Stock
Basic Materials	(2.56%)	Shares	Value	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Chemicals	(2.1%)
Du Pont (E.I.) De Nemours & Co.				1,550	49,492			6,100	194,773	7,650	244,265
International Flavors & Fragrances Inc				900	32,058					900	32,058
Monsanto Co.				875	73,395	3,488	292,573			4,363	365,968
PPG Industries, Inc.				900	49,860	16,200	897,480	7,200	398,880	24,300	1,346,220
Praxair Inc		4,592	351,839	675	51,719	2,700	206,874	2,700	206,874	10,667	817,306
Sensient Technologies Corp.				3,700	96,459			16,000	417,120	19,700	513,579
Sherwin-Williams Co/The		1,746	105,109							1,746	105,109
			456,948		352,982		1,396,927		1,217,647		3,424,504
Forest Products&Paper	(0.16%)
Meadwestvaco Corp				1,000	21,950					1,000	21,950
Potlatch Corp.								8,000	232,800	8,000	232,800
					21,950				232,800		254,750

Iron / Steel	(0.13%)
Nucor Corp				700	31,178					700	31,178
United States Steel Corp		4,000	175,120	200	8,756					4,200	183,876
			175,120		39,934						215,054
Mining	(0.16%)
Alcoa Inc		7,050	84,953					15,000	180,750	22,050	265,703
			84,953						180,750		265,703
Total Basic Materials			717,021		414,866		1,396,927		1,631,197		4,160,011

Communications	(7.96%)
Internet	(0.11%)
Akamai Technologies Inc.				1,900	33,516	8,190	144,472			10,090	177,988

Media	(1.08%)
CBS Corp.				2,000	20,700			17,900	185,265	19,900	205,965
McGraw-Hill Cos Inc/The		13,178	442,913							13,178	442,913
Viacom Inc.				2,000	50,080					2,000	50,080
Walt Disney Co.				6,000	156,240	23,535	612,851	11,100	289,044	40,635	1,058,135
			442,913		227,020		612,851		474,309		1,757,093

Telecommunications	(6.77%)
Amdocs Ltd				1,550	37,696	6,008	146,115			7,558	183,811
American Tower Corp.				1,250	39,563					1,250	39,563
Arris Group Inc				6,500	86,190	20,700	274,482			27,200	360,672
AT&T Inc		21,244	553,406	11,325	295,016	24,300	633,015	48,000	1,250,400	104,869	2,731,837
Cisco Systems				10,225	220,860	76,050	1,642,680			86,275	1,863,540
Frontier Communications Corp								40,000	284,400	40,000	284,400
Harris Corp.				2,300	79,879	11,790	409,467	12,750	442,808	26,840	932,153
Motorola Inc.				6,200	44,516	27,810	199,676			34,010	244,192
Nokia Oyj ADR				6,500	91,065	30,690	429,967	8,000	112,080	45,190	633,112
Qualcomm Inc.				3,000	139,260	13,500	626,670	5,075	235,582	21,575	1,001,512
Rogers Communications Inc				1,300	35,789	5,040	138,751	5,425	149,350	11,765	323,890
Verizon Communications Inc.				5,450	169,168	25,920	804,557	34,000	1,055,360	65,370	2,029,085
Windstream Corporation				7,100	60,847			39,000	334,230	46,100	395,077
			553,406		1,299,849		5,305,379		3,864,209		11,022,843
											0
Total Communications			996,319		1,560,385		6,062,702		4,338,518		12,957,924

Consumer, Cyclical	(6.46%)
Housewares	(0.38%)
Newell Rubbermaid Inc.				3,800	52,896	20,880	290,650	20,000	278,400	44,680	621,946

Lodging	(0.55%)
Starwood Hotels & Resorts Inc.				3,000	89,340	8,685	258,639	18,000	536,040	29,685	884,019
Wyndham Worldwide Corp.				1,020	15,453					1,020	15,453
					104,793		258,639		536,040		899,472
Auto Manufacturers	(0.16%)
Ford Motor Co*		34,500	262,200							34,500	262,200

Retail	(5.36%)
Bed Bath & Beyond Inc.						7,200	262,656			7,200	262,656
Best Buy Company, Inc.				3,000	108,840	15,300	555,084			18,300	663,924
CVS Caremark Corp.				3,000	112,560	18,000	675,360			21,000	787,920
Foot Locker Inc.				3,000	31,980			15,400	164,164	18,400	196,144
Home Depot, Inc.						11,700	319,293			11,700	319,293
Limited Brands Inc.				7,600	113,392	8,100	120,852	35,000	522,200	50,700	756,444
Lowe's Co.				5,800	124,700	12,060	259,290			17,860	383,990
McDonald's Corp.		6,968	391,880	2,500	140,600			10,000	562,400	19,468	1,094,880
Penney (J.C.)				4,025	120,911			16,800	504,672	20,825	625,583
Ross Stores Inc		3,692	172,195							3,692	172,195
TJX Cos Inc		7,050	253,448	3,200	115,040			13,300	478,135	23,550	846,623

Penney (J.C.)						9,630	289,285			9,630	289,285
Target Corp.		6,939	326,133	4,150	195,050	3,600	169,200	3,500	164,500	18,189	854,883
Wal-Mart				4,000	203,480	9,000	457,830	16,000	813,920	29,000	1,475,230
			1,143,656		1,266,553		3,108,850		3,209,991		8,729,050

Total Consumer, Cyclical			1,405,856		1,424,242		3,658,139		4,024,431		10,512,668

Consumer, Non-Cyclical	(21.38%)
Agriculture	(1.15%)
Altria Group Inc		22,500	411,300							22,500	411,300
Philip Morris International Inc		7,500	342,825	2,050	93,706	7,988	365,131	8,375	382,821	25,913	1,184,483
Reynolds American Inc		5,992	273,894							5,992	273,894
			1,028,019		93,706		365,131		382,821		1,869,677

Beverages	(2.73%)
Coca-Cola		14,500	707,165	3,500	170,695	21,600	1,053,432	14,500	707,165	54,100	2,638,457
PepsiCo, Inc.				2,800	158,676	17,100	969,057	12,000	680,040	31,900	1,807,773
			707,165		329,371		2,022,489		1,387,205		4,446,230

Biotechnology	(2.28%)
Amgen Inc.				1,300	77,662	5,400	322,812			6,700	400,526
Celgene Corp.				2,575	134,338	16,560	863,935			19,135	998,273
Facet Biotech Corp						2,628	26,385			2,628	26,385
Genzyme Corp.				1,300	72,423	10,800	601,668	4,000	222,840	16,100	896,931
Gilead Science Inc.				1,500	67,590	21,600	973,296	5,000	225,300	28,100	1,266,186
PDL BioPharma Inc						13,140	118,917			13,140	118,917
					352,065		2,907,013		448,140		3,707,218
Commercial Services	(0.45%)
Global Payments Inc.				1,075	45,623					1,075	45,623
Lender Processing Services Inc		10,211	350,033							10,211	350,033
Moody's Corp		5,092	138,706							5,092	138,706
Western Union Co/The		10,609	191,386							10,609	191,386
			680,125		45,623						725,748
Cosmetics / Personal Care	(2.68%)
Alberto-Culver Co				1,800	47,502			10,575	279,074	12,375	326,576
Avon Products				3,050	97,204			13,000	414,310	16,050	511,514
Colgate-Palmolive Co.				1,475	107,233			8,675	630,673	10,150	737,905
Procter & Gamble, Inc.		3,880	209,947	4,700	254,317	23,400	1,266,174	19,650	1,063,262	51,630	2,793,700
			209,947		506,255		1,266,174		2,387,318		4,369,694

Food	(1.74%)
ConAgra Foods, Inc.				2,050	42,087			31,000	636,430	33,050	678,517
Heinz (H.J.)				2,825	108,763			14,000	539,000	16,825	647,763
Kraft Foods Inc		4,384	124,286					4,844	137,327	9,228	261,613
McCormick & Co.				2,000	65,140			16,000	521,120	18,000	586,260
Safeway Inc		8,000	152,400							8,000	152,400
Sara Lee Corp		15,200	147,288							15,200	147,288
Supervalu Inc.				3,475	49,866	8,415	120,755	13,000	186,550	24,890	357,172
			423,974		265,855		120,755		2,020,427		2,831,012

Healthcare - Products	(2.51%)
Baxter International Inc		12,811	729,202							12,811	729,202
Covidien PLC				900	35,613	4,185	165,600	3,750	148,388	8,835	349,601
Given Imaging Ltd.						33,300	393,273			33,300	393,273
Hologic Inc				1,750	28,788	16,200	266,652			17,950	295,457
Johnson & Johnson				5,000	302,200			26,000	1,571,440	31,000	1,873,640
Patterson Companies Inc.				1,500	40,845					1,500	40,845
Varian Medical Systems Inc				1,300	55,991	6,840	294,599			8,140	350,590
Zimmer Holdings, Inc.				1,000	47,350					1,000	47,350
			729,202		510,804		1,120,124		1,719,828		4,079,958

Healthcare - Services	(1.33%)
Aetna Inc		8,584	244,644							8,584	244,644
Davita Inc				925	47,832	4,523	233,884	4,000	206,840	9,448	488,556
United Health Group Inc.				2,050	57,400	9,000	252,000			11,050	309,400
WellPoint, Inc.				1,550	81,918					1,550	81,918
Healthsouth Corp*		40,000	624,400							40,000	624,400
WellPoint Inc*		8,000	422,800							8,000	422,800
			1,291,844		187,149		485,884		206,840		2,171,718

Household Products / Wares	(0.82%)
Fortune Brands Inc		2,146	85,432							2,146	85,432
Kimberly Clark Corp.				2,200	133,012			11,000	665,060	13,200	798,072
Tupperware Brands Corp								12,000	443,880	12,000	443,880
			85,432		133,012				1,108,940		1,327,384

Pharmaceuticals	(5.7%)
Abbott Labs.				2,500	113,075	12,510	565,827	12,000	542,760	27,010	1,221,662
AmerisourceBergen Corp		13,812	294,334							13,812	294,334
Endo Pharmaceuticals Holdings Inc				1,750	39,498	10,305	232,584			12,055	272,081
Lilly (Eli) & Co.				3,850	128,821	37,080	1,240,697	20,350	680,911	61,280	2,050,429
Merck & Co., Inc.		1,200	38,916	5,300	171,879	34,200	1,109,106	23,000	745,890	63,700	2,065,791
Pfizer, Inc.		13,900	232,130	15,000	250,500			71,000	1,185,700	99,900	1,668,330
Wyeth				4,400	210,540	9,900	473,715	21,325	1,020,401	35,625	1,704,656
			565,380		914,313		3,621,929		4,175,662		9,277,284
											0
Total Consumer, Non-Cyclical			5,721,088		3,338,152		11,909,501		13,837,182		34,805,922

Energy	(12.04%)

Oil & Gas	(8.88%)
Anadarko Petroleum Corp.				4,000	211,480	9,540	504,380	12,000	634,440	25,540	1,350,300
Apache Corp		1,126	95,654							1,126	95,654
BP plc ADR				3,500	180,075	10,530	541,769	15,000	771,750	29,030	1,493,594
Chevron Corp		3,840	268,570	3,051	213,387	14,782	1,033,853	13,101	916,284	34,774	2,432,094
ConocoPhillips		5,348	240,820							5,348	240,820
Devon Energy Corp		3,852	236,436							3,852	236,436
ENSCO International Inc		4,170	153,873							4,170	153,873
Exxon Mobil Corp		7,736	534,944	9,000	622,350	40,500	2,800,575	31,000	2,143,650	88,236	6,101,519
Noble Corp						11,700	409,851			11,700	409,851
Royal Dutch Shell PLC				3,000	166,410	9,000	499,230	14,000	776,580	26,000	1,442,220
Transocean Ltd				900	68,256	2,700	204,768			3,600	273,024
Valero Energy Corp		12,000	224,880							12,000	224,880
			1,755,177		1,461,958		5,994,425		5,242,704		14,454,264

Oil & Gas Services	(2.02%)
Baker Hughes		2,780	95,771			12,600	434,070			15,380	529,841
Oceaneering Int'l Inc.				1,500	78,255	6,660	347,452			8,160	425,707
Schlumberger Ltd.				2,200	123,640	15,300	859,860	9,500	533,900	27,000	1,517,400
Weatherford International LTD				5,200	103,740	16,920	337,554	19,000	379,050	41,120	820,344
			95,771		305,635		1,978,936		912,950		3,293,292

Pipelines	(0.88%)
Boardwalk Pipeline Partners L.P.								14,500	339,445	14,500	339,445
El Paso Corp.						41,220	380,461			41,220	380,461
Spectra Energy Corp				2,525	47,521					2,525	47,521
Enterprise Products Partners L.P.								12,800	345,600	12,800	345,600
Plains All American Pipeline L.P.								8,000	379,520	8,000	379,520
Spectra Energy Corp								19,300	363,226	19,300	363,226
					47,521		380,461		1,427,791		1,855,772
											0
Total Energy			1,850,948		1,815,113		8,353,822		7,583,445		19,603,329

Financial	(15.35%)

Banks	(7.36%)
Bank of America Corp				10,000	175,900	17,367	305,486	47,000	826,730	74,367	1,308,116
Citigroup Inc.				14,500	72,500	34,700	173,500	68,400	342,000	117,600	588,000
Comerica, Inc.								18,000	480,060	18,000	480,060
Goldman Sachs Group				700	115,822	3,600	595,656			4,300	711,478
JPMorgan Chase & Co.		11,500	499,790	6,500	282,490	13,298	577,931	30,000	1,303,800	61,298	2,664,011
Keycorp								17,100	113,886	17,100	113,886
Morgan Stanley, Dean Witter, Discover				5,000	144,800	13,500	390,960	13,250	383,720	31,750	919,480
PNC Financial Services Group				3,000	127,770	16,200	689,958	13,219	562,997	32,419	1,380,725
Regions Financial Corp.								17,782	104,203	17,782	104,203
State Street Corp.				1,500	78,720	6,300	330,624	6,400	335,872	14,200	745,216
Trustco Bank Corp NY								5,000	31,100	5,000	31,100
U.S. Bancorp		10,300	232,986	5,000	113,100	18,000	407,160	23,000	520,260	56,300	1,273,506
Wells Fargo Co.		10,282	282,961	4,716	129,784	21,131	581,525	24,000	660,480	60,129	1,654,750
			1,015,737		1,240,886		4,052,800		5,665,108		11,974,531

Diversified Financial Services	(1.47%)
American Express						4,500	152,190			4,500	152,190
Charles Schwab Corp.				5,600	101,136	26,460	477,868	29,500	532,770	61,560	1,111,774
Discover Financial Services				3,000	41,250	6,750	92,813			9,750	134,063
Franklin Resources Inc		4,100	382,653							4,100	382,653
Morgan Stanley		21,000	608,160							21,000	608,160
			990,813		142,386		722,870		532,770		2,388,839

Insurance	(4.36%)
Allstate Corp				2,300	67,597	5,670	166,641	8,000	235,120	15,970	469,358
Arthur J Gallagher & Co		7,700	183,029					11,900	282,863	19,600	465,892
Aspen Insurance Holdings Ltd				4,125	104,775	9,315	236,601	20,825	528,955	34,265	870,331
Brown & Brown Inc.						11,160	221,749			11,160	221,749
Hartford Financial Svc. Gp.				1,375	32,615	7,560	179,323	5,950	141,134	14,885	353,072
Marsh & McLennan Companies, Inc.								12,350	290,719	12,350	290,719
MetLife Inc		7,328	276,705							7,328	276,705
Principal Financial Group				3,850	109,340	8,100	230,040	17,050	484,220	29,000	823,600

Prudential Financial, Inc.				3,000	151,740	7,650	386,937	12,225	618,341	22,875	1,157,018
Renaissance Re Holdings Ltd.				1,700	92,565	4,860	264,627	8,000	435,600	14,560	792,792
StanCorp Financial Group Inc		6,950	263,058							6,950	263,058
The Travelers Companies, Inc.				4,000	201,680			18,000	907,560	22,000	1,109,240
			722,792		760,312		1,685,919		3,924,512		7,093,534

Investment Companies	(0.03%)
Allied Capital Corp.				3,400	10,200			18,000	54,000	21,400	64,200
					10,200				54,000		64,200
REITS	(2.02%)
Avalonbay Communities, Inc.								3,301	212,683	3,301	212,683
Boston Properties Inc								3,700	224,146	3,700	224,146
BRE Properties								8,600	243,122	8,600	243,122
Duke Realty Corp.								12,000	138,240	12,000	138,240
HCP Inc								7,000	199,360	7,000	199,360
Health Care REIT, Inc.								4,500	192,195	4,500	192,195
Hospitality Properties Trust								11,400	207,708	11,400	207,708
Host Hotels & Resorts Inc.				2,265	22,582					2,265	22,582
Liberty Property Trust								11,300	370,301	11,300	370,301
Mack-Cali Realty Corp.								12,000	384,360	12,000	384,360
National Retail Properties Inc.								9,000	184,680	9,000	184,680
Prologis Trust								6,000	66,720	6,000	66,720
Simon Property Group, Inc.								4,130	262,751	4,130	262,751
Sovran Self Storage								7,000	205,730	7,000	205,730
Weingarten Realty Investors								19,000	377,340	19,000	377,340
			0		22,582		0		3,269,336		3,291,918

Savings&Loans
New York Community Bancorp								16,000	170,240	16,000	170,240
									170,240		170,240

Total Financial			2,729,342		2,176,366		6,461,589		13,615,965		24,983,262

Industrial	(10.96%)
Aerospace/Defense	(2.94%)
Boeing Company				2,075	103,065	9,000	447,030	6,500	322,855	17,575	872,950
General Dynamics Corp.				1,300	76,947					1,300	76,947
Goodrich Corp.				1,700	93,772	18,000	992,880			19,700	1,086,652
L-3 Communications Holdings, Inc.				900	66,960					900	66,960
Northrop Grumman Corp.				1,200	58,572	3,600	175,716	4,000	195,240	8,800	429,528
Rockwell Collins Inc.				1,225	56,399	11,700	538,668			12,925	595,067
United Technologies				1,400	83,104	13,500	801,360	13,000	771,680	27,900	1,656,144
					538,819		2,955,654		1,289,775		4,784,248
Building Materials	(0.15%)
Cemex SAB de CV ADR						18,720	248,602			18,720	248,602

Electronics	(0.54%)
Agilent Technologies Inc.				2,000	51,360	8,370	214,942			10,370	266,302
Thermo Fisher Scientific Inc				1,525	68,945	5,965	269,678			7,490	338,623
Tyco Electronics Ltd				2,400	54,768			9,450	215,649	11,850	270,417
					175,073		484,619		215,649		875,342
Hand/Machine Tools	(0.94%)
Stanley Black & Decker Inc				3,400	139,162	18,000	736,740	16,000	654,880	37,400	1,530,782

Machinery - Construction & Mining	(0.7%)
Caterpillar Inc		17,292	783,501	1,100	49,841	6,750	305,843			25,142	1,139,185
Metal Fabricate / Hardware	(0.08%)
Worthington Industries Inc		10,400	136,968							10,400	136,968

Miscellaneous Manufacturing	(4.21%)
3M Co.		3,212	231,585	1,925	138,793	9,000	648,900	10,200	735,420	24,337	1,754,698
Barnes Group Inc				2,000	29,380	8,640	126,922	10,500	154,245	21,140	310,547
Danaher Corp.				1,000	60,710	18,400	1,117,064			19,400	1,177,774
General Electric Co.				19,750	274,525	75,825	1,053,968	86,500	1,202,350	182,075	2,530,843
Honeywell International, Inc.				1,800	75,276	13,050	479,718			14,850	554,994
Illinois Tool Works Inc.
Ingersoll Rand Plc				1,900	58,691					1,900	58,691
ITT Corp		2,634	131,911							2,634	131,911
Leggett & Platt Inc		3,325	60,681							3,325	60,681
Tyco International Ltd.				900	28,521	4,185	132,623	3,750	118,838	8,835	279,981
			424,177		665,896		3,559,194		2,210,853		6,860,119

Sealed Air Corp.	(0.12%)					10,395	196,569			10,395	196,569

Transportation	(1.28%)
Burlington Northern, Inc.				950	78,869			3,500	290,570	4,450	369,439
Fedex Corp.				875	60,121	4,230	290,643			5,105	350,765
Seaspan Corp				2,250	15,233			25,000	169,250	27,250	184,483
Tidewater Inc		2,680	115,696							2,680	115,696
United Parcel Services Cl B				1,775	94,892	10,260	548,500	7,700	411,642	19,735	1,055,033
			115,696		249,114		839,143		871,462		2,075,415

Total Industrial			1,460,342		1,817,905		9,326,363		5,242,619		17,847,229

Technology	(10.06%)
Computers	(3.94%)
Apple Inc				1,500	252,315	6,475	1,089,160			7,975	1,341,475
Dell Inc*		12,249	193,902							12,249	193,902
Diebold Inc								8,250	248,903	8,250	248,903
EMC Corp.				6,000	95,400	27,720	440,748			33,720	536,148
Hewlett-Packard Co.		7,050	316,475	4,500	202,005	18,450	828,221			30,000	1,346,701
International Business Machines, Inc.				2,425	286,271	9,360	1,104,948	8,000	944,400	19,785	2,335,619
Research In Motion Limited				1,050	76,713	4,500	328,770			5,550	405,483
			510,377		912,704		3,791,846		1,193,303		6,408,230

Office/Business Equip	(0.19%)
Pitney Bowes Inc.				1,725	38,554			11,925	266,524	13,650	305,078

Semiconductors	(2.84%)
Analog Devices, Inc.						14,040	396,630			14,040	396,630
Intel Corp.		32,863	667,776	11,000	223,520	45,000	914,400	43,100	875,792	131,963	2,681,488
KLA-Tencor Corp.				2,000	53,140	10,440	325,728			12,440	378,868
Linear Technology Corp.				3,400	83,606	13,680	363,478	11,000	292,270	28,080	739,354
Marvell Technology Group						13,050	199,013			13,050	199,013
Maxim Integrated Products, Inc.						12,240	229,867			12,240	229,867
Texas Instruments
			667,776		360,266		2,429,115		1,168,062		4,625,219

Software	(3.09%)
Electronic Arts Inc.				1,500	27,330					1,500	27,330
Intuit Inc.						22,320	619,826			22,320	619,826
Microsoft Corp		18,373	452,894	17,000	419,050	39,960	985,014	43,000	1,059,950	118,333	2,916,908
Oracle Corp.				8,000	174,960	59,130	1,293,764			67,130	1,468,804
			452,894		621,420		2,898,605		1,059,950		5,032,869

Total Technology			1,631,047		1,932,944		9,119,566		3,687,838		16,371,396

Utilities	(4.14%)
Electric	(3.51%)				6,255	165,195			6,255	165,195
Allegheny Energy Inc.			1,600	42,256	8,100	218,457	5,000	132,050	14,700	392,763
Ameren Corp.			3,000	80,910			10,900	293,973	13,900	374,883
Consolidated Edison Inc	7,700	309,463					11,000	442,090	18,700	751,553
Constellation Energy Group			3,000	94,950			8,000	278,240	11,000	373,190
Dominion Resources					9,000	297,720			9,000	297,720
DTE Energy Co.							33,000	511,170	33,000	511,170
Duke Energy Corp	9,200	142,508	2,000	30,980					11,200	173,488
Entergy Corp	2,146	169,534			4,500	225,090			6,646	394,624
Exelon Corp	3,846	192,377	1,400	70,028	3,600	202,248	4,550	255,619	13,396	720,272
FPL Group, Inc.			1,100	61,798			10,000	329,100	11,100	390,898
NRG Energy, Inc.			1,250	33,563					1,250	33,563
Pinnacle West Capital							3,950	116,130	3,950	116,130
PPL Corp.			925	27,195			8,000	316,240	8,925	343,435
Progress Energy Inc	1,979	78,229					10,000	312,000	11,979	390,229
Southern Co.			2,300	71,760					2,300	71,760
Wisconsin Energy Corp.					4,500	204,615			4,500	204,615
		892,111		513,440		1,313,325		2,986,612		5,705,487
Gas	(0.64%)
CenterPoint Energy, Inc.			2,000	24,800					2,000	24,800
Nicor							7,000	253,540	7,000	253,540
Nisource Inc.							27,000	356,670	27,000	356,670
Sempra Energy			675	33,865	4,500	225,765	2,875	144,239	8,050	403,869
				58,665		225,765		754,449		1,038,879

Total Utilities		892,111		572,104		1,539,090		3,741,061		6,744,366

Exchange traded Funds
Powershares QQQ					100,000	4,003,000			100,000	4,003,000
SPDR Trust Series 1					20,000	2,049,200			20,000	2,049,200
Total Exchange traded funds						6,050,031				6,050,031

Total Common Stock (Cost $169,180,945)		17,404,074		15,051,928		63,877,730		57,702,255		154,036,137

US Govt Agency Securities	(0%)
F H L M C (PASS-THRU)
FHLMC Pool 284839, 8.500% Due 01-01-17			2641.08	2,861					2,641	2,861

F N M A (PASS-THRU)
FNMA 48974, 8.000% Due 06-01-17			18775.19	20,352					18,775	20,352
Total US Govt Agency (Cost 21,255)				23,213
										23,213
CORPORATE BONDS - FINANCIAL
Consumer Discretionary
Diversified Consumer Services
Hertz Corp.	7.400% Due 03-01-11		455,000	423,150					455,000	423,150

Consumer Staples
Personal Products
Avon Products Inc.	7.150% Due 11-15-09		500,000	505,792					500,000	505,792

Financials
Capitall markets
Ameriprise Financial Inc	5.650% Due 11-15-15		500,000	490,077					500,000	490,077
Goldman Sachs Group Inc	5.300% Due 02-14-12		500,000	526,750					500,000	526,750

Diversified Financial Services
General Electric Capital Corp.	3.750% Due 12-15-09		350,000	352,674					350,000	352,674

Insurance
Mony Group Inc.	8.350% Due 03-15-10		500,000	514,176					500,000	514,176

Thrifts & Mortgage Finance
Washington Mutual	0.000% Due 01-15-11		250,000	222,500					250,000	222,500

Industrials
ElectricalEquipment
Emerson Electric Co	5.250% Due 10-15-18		500,000	539,795					500,000	539,795

Material
Construction materials
Vulcan Materials	6.400% Due 11-30-17		500,000	504,953					500,000	504,953

Total Corporate Bonds (coast 4,006,905)				4,079,867						4,079,867

Short-Term Investments	(2.36%)
SM&R Money Market Fund (cost $2,445,485)			1,376,232	1,376,232	557,609	557,609	512,017	512,017	2,445,858	2,445,858

United States Treasury Bills (7.3%)	Par Value
United States Treasury Bill 10/22/2009 (b)	200,000	199,949							200,000	199,949
United States Treasury Bill 11/19/2009	1,200,000	1,199,678							1,200,000	1,199,678
Total United States Treasury Bills		1,399,627								1,399,622

Total Short-Term Investments (Cost $3,845,452)		1,399,627	1,376,232	1,376,232	557,609	557,609	512,017	512,017	2,445,858	3,845,485

Total Investments (Cost $177,054,557) (a) (99.52%)		18,803,701		20,531,240		64,435,339		58,214,272		161,984,553
Other Net Assets (0.48%)		367,529		114,638		133,460		170,072		785,699
Net Assets (100.00%)		19,171,230		20,645,878		64,568,799		58,384,344		162,770,252

(a) Aggregate cost for federal income tax purpose is $177,054,557. At August 31, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		3,549,973		1,912,911		8,927,720		7,399,333		21,789,937
Unrealized depreciation		(2,342,199)		-3,308,440		-15,225,214		-15,984,089		-36,859,942
Net unrealized appreciation (depreciation)		1,207,774		(1,395,529)		(6,297,494)		(8,584,756)		-15,070,005

STATEMENT OF ASSETS AND LIABILITIES	August 31, 2009

	SM&R GROWTH FUND	SM&R BALANCED FUND	SM&R EQUITY INCOME FUND	CIT EQUITY INCOME FUND	Pro Forma Adjustment	Pro Forma Combined

ASSETS
Investments in unaffiliated securities, at cost	$70,175,224	$20,550,537	$66,287,011	$17,595,927	$-	$174,608,699
Investment in affiliated money market fund at cost	557,609	1,376,232	512,017	0	-	2,445,858
Total cost of investments	70,732,833	21,926,769	66,799,028	17,595,927	-	177,054,557

Investments in unaffiliated securities, at value	$63,877,730	$19,155,008	$57,702,255	$18,803,701	$-	$159,538,694
Investment in affiliated money market fund, at value	557,609	1,376,232	512,017	0	-	2,445,858
Total market value of investments	64,435,339	20,531,240	58,214,272	18,803,701	-	161,984,552

Cash	0	0		114,193	-	114,193
Prepaid expenses	43,894	19,083	38,027	0	-	101,004
Receivable for:
Capital stock sold	5,534	2,506	5,539	25,522	-	39,101
Dividends	152,855	43,960	209,475	44,480	-	450,770
Investments sold	0	90		221,674	-	221,764
Expense reimbursement	7,715	8,358	4,613	0	-	20,686
Interest	0	77,103	-	0		77,103
Other assets	93,408	15,158	62,734	0		171,300
TOTAL ASSETS	64,738,745	20,697,498	58,534,660	19,209,570	-	163,180,473
LIABILITIES
Capital stock reacquired	12,744	0	13,342	20,129	0	46,215
Payable to investment adviser for fund expenses	53,245	17,038	42,138	8,061	0	120,482
Accrued:						0
Investment advisory fees	40,805	13,020	36,727	0	0	90,552
Administrative service fees	13,602	4,340	12,242	1,333	0	31,517
Shareholder service fees - K shares	0	0		1,041	0	1,041
Distribution fees	3,147	3,413	6,348	857	0	13,765
Other liabilities	34,045	9,980	28,570	6,919	27,135	106,649
TOTAL LIABILITIES	157,588	47,791	139,367	38,340	27,135	410,221
NET ASSETS	$64,581,157	$20,649,707	$58,395,293	$19,171,230	$(27,135)	$162,770,252

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)	75,911,404	22,856,565	70,473,507	19,842,421	0	189,083,897
Undistributed net investment income	130,022	66,803	269,583	12,157	(27,135)	451,430
Accumulated net realized gain (loss) on investments	(5,162,775)	(878,132)	(3,763,041)	(1,891,122)	0	(11,695,070)
Net unrealized appreciation (depreciation) of investments	(6,297,494)	(1,395,529)	(8,584,756)	1,207,774	0	(15,070,005)
NET ASSETS	$64,581,157	$20,649,707	$58,395,293	$19,171,230	$(27,135)	$162,770,252

NET ASSETS:
Direct Shares	0	0	0	14,723,793	129,539,816	144,263,609
Class A	2,715,730	2,768,293	5,113,147	0	(1,766)	10,595,404
Class B	785,784	909,401	1,769,936	0	(578)	3,464,543
Class K	0	0	0	4,447,437	(741)	4,446,696
Class T	61,079,643	16,972,013	51,512,210	0	(129,563,866)	0
TOTAL NET ASSETS	$64,581,157	$20,649,707	$58,395,293	$19,171,230	$(27,135)	$162,770,252

CAPITAL STOCK:
Direct shares (no par value):
Authorized				unlimited		unlimited
Outstanding				1,120,958	9,862,180	10,983,138
Class A ($.01 par value per share):
Authorized	50,000,000	50,000,000	50,000,000		0	unlimited
Outstanding	899,420	211,218	369,204		-	806,347
Class B ($.01 par value per share):
Authorized	25,000,000	25,000,000	25,000,000		0	unlimited
Outstanding	266,753	68,615	132,883		-	263,664
Class K (no par value):
Authorized				unlimited	-	unlimited
Outstanding				1,241,946	1,241,946	1,241,946
Class T ($.01 par value per share):
Authorized	95,000,000	25,000,000	75,000,000			N/A
Outstanding	19,783,519	1,241,946	3,546,478			N/A
Class A:
Net asset value and redemption price per share	$3.02	$13.11	$13.85			$13.14
Offering price per share:
(Net assets value of $3.02 / 95%)	$3.18	$13.80	$14.58			$13.14
Class B:
Net asset value and offering price per share	$2.95	$13.25	$13.32			$13.14
Class T:
Net asset value and redemption price per share	$3.09	$13.67	$14.52			N/A
Offering price per share:
(Net assets value of $3.09 / 94.25%)	$3.28	$14.50	$15.41			N/A
Direct Shares:
Net asset value, redemption price and offering price per share				$13.14		$13.14
Class K:
Net asset value, redemption price and offering price per share				$13.07		$13.07

See notes to financial statements.

STATEMENT OF OPERATIONS	Year Ended August 31, 2009

	SM&R GROWTH FUND	SM&R BALANCED FUND	SM&R EQUITY INCOME FUND	CIT EQUITY INCOME FUND	Pro Forma Adjustment	Pro Forma Combined

INVESTMENT INCOME
Dividends	$1,534,106	$405,145	$2,430,252	$462,656		$4,832,159
Interest	14,255	318,253	6,430	2,507		341,445
Interest from affiliated money market fund	352	331	694	63		1,440
TOTAL INVESTMENT INCOME	1,548,713	723,729	2,437,376	465,226		5,175,044
EXPENSES
Investment advisory fees	451,297	143,621	420,622	83,253	(338,510)	760,283
Administrative service fees	150,432	47,873	140,207	13,857	(237,385)	114,984
Professional fees	20,879	8,854	19,566	16,522	(40,749)	25,072
Custody and transaction fees	15,347	11,396	14,151	25,711	(54,477)	12,128
Directors' fees and expenses	9,973	9,973	9,968	3,602	(30,266)	3,250
Compliance expenses	12,874	4,098	11,977	11,725	16,541	57,215
Qualification fees
Direct shares	0	0		1,574	1,922	3,496
Class A	4,838	5,406	5,867		(12,615)	3,496
Class B	4,662	4,071	5,587		(10,825)	3,496
Class K	0			1,574	1,922	3,496
Class T	16,127	12,143	13,335		(16,127)	25,478
Shareholder reporting expenses
Direct shares				1,434	7,744	9,178
Class A	1,813	887	2,177			4,877
Class B	588	328	878			1,794
Class K				1,434		1,434
Class T	38,474	5,512	22,562		(66,548)	0
Distribution fees
Class A	6,639	6,401	11,902			24,942
Class B	6,402	6,825	14,228			27,455
Class K				18,134		18,134
Insurance expenses	32,128	9,335	29,730	814		72,007
Other Expenses	410	82	87			579
TOTAL EXPENSES	772,883	276,805	722,844	179,633	(779,372)	1,172,793
LESS EXPENSES REIMBURSED	(18,892)	(32,733)	(24,305)	0		(75,930)
NET EXPENSES	753,991	244,072	698,539	179,633	(779,372)	1,096,863
INVESTMENT INCOME - NET	794,722	479,657	1,738,837	285,593	779,372	4,078,181
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(5,162,692)	(878,129)	(3,750,821)	(1,287,810)		(11,079,452)
Net realized loss on futures contracts				(103,978)		(103,978)
Change in unrealized depreciation of investments	(11,795,096)	(2,793,131)	(13,816,547)	(2,038,462)		(30,443,236)
NET LOSS ON INVESTMENTS	(16,957,788)	(3,671,260)	(17,567,368)	(3,430,250)		(41,626,666)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,163,066)	$(3,191,603)	$(15,828,531)	$(3,144,657)	$779,372	$(37,548,485)

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF SM&R BALANCED FUND, SM&R EQUITY INCOME FUND AND SM&R GROWTH FUND INTO CALIFORNIA INVESTMENT TRUST'S EQUITY INCOME FUND.  AS OF AUGUST 31, 2009 (UNAUDITED).

NOTE 1 — Basis of Combination:
The Board of Trustees of SM&R Funds (the “Trust”) on behalf of its portfolios, SM&R Growth Fund (“Growth”) and SM&R Equity Income Fund (“Income”) and the SM&R Balanced Fund (“Balanced”) (collectively the “SM&R Funds”), at a meeting held on February 18, 2010 approved the Funds’ entering into an Agreement and Plan of Reorganization (the “Plan”) pursuant to which, the Funds will transfer all of their assets, subject to its liabilities, to the California Investment Trust Equity Income Fund, (the “Equity Income”) and all together (the “Funds”) in exchange for a number of shares of Equity Income equal in value to the net assets of the Funds (the “Reorganization”). If the Reorganization is consummated, shares of Equity Income then will be distributed to the SM&R Funds’ shareholders on a prorata basis in liquidation of the Funds. The Reorganization will be accounted for as a tax-free merger of investment companies. The unaudited pro forma condensed combined schedule of investments and condensed combined statement of assets and liabilities reflect the financial position of the Funds at August 31, 2009 as if the Reorganization had occurred on that date. The unaudited pro forma condensed combined statement of operations reflects the results of operations of the Funds for the twelve months ended August 31, 2009 as if the Reorganization had occurred on September 1, 2008. These statements have been derived from the books and records of the Funds utilized in calculating daily net asset value at the dates indicated above in conformity with the accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. As of August 31, 2009, all the securities held by the SM&R Funds comply with the compliance guidelines and/or investment restrictions of Equity Income. The historical cost of investment securities will be carried forward to the surviving entity. The Funds’ fiscal year end is August 31. The accompanying pro forma condensed combined financial statements should be read in conjunction with the historical financial statements of the Funds included or incorporated by reference in their respective Statements of Additional Information. Such pro forma condensed combined financial statements are presented for information purposes only and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 31, 2009 or September 1, 2008, as applicable. Following the Reorganization, Equity Income will be the surviving fund.

Costs with respect to the Reorganization will be borne by CCM Partners, LP and its affiliates, with the exception of certain legal fees of counsel to the board relating to certain advice provided to the board of California Investment Trust, including for the creation of new share classes, currently estimated at $40,000.

NOTE 2 — SM&R Funds and Equity Income Valuation:
Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with remaining maturities less than 60 days will be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at the net asset value each business day. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option.  For Fixed income investments such as corporate bonds, prices will be determined by a third party pricing agency in accordance with the fund practices and policies.  The third party pricing agency will generally value fixed income investments based on the mean between the best bid and best offer as of the end of the day.   The pricing agent may take into consideration other market information in order to determine a valuation, such as the liquidity in the market, similar securities with more recent trading activity and other factors that may shed more light on the actual value of a bond.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

NOTE 3 — Capital Shares:
The pro forma net asset value per share assumes the issuance of shares of Equity Income that would have been issued at August 31, 2009 in connection with the proposed Reorganization. The number of shares of each class assumed to be issued is equal to the net asset value of the shares of SM&R Funds of that class, as of August 31, 2009, divided by the net asset value per share of the corresponding class of shares of Equity Income as of August 31, 2009. The pro forma number of shares outstanding, by class, for Equity Income consists of the following at August 31, 2009.

Class of Shares	Growth Fund Pre-Combination		Shares of SM&R Equity Income Fund Pre-Combination		Shares of Balanced Fund Pre-Combination		Shares of CIT Equity Income Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post-Combination
Direct Shares	0	(a)	0	(a)	0	(a)	1,120,958	9,862,180	(b)	10,983,138
Class A	599,420		369,204		211,218		0	806,347		806,347
Class B	266,753		132,883		68,615		0	263,664		263,664
Class K	0	(a)	0	(a)	0	(a)	340,350	0		340,350

(a) No Direct Shares or Class K shares outstanding
(b) Class T shares are being merged into the Direct Shares

NOTE 4 — Pro Forma Operating Expenses:
The pro forma condensed combined statement of operations for the twelve month period ended August 31, 2009, as adjusted, giving effect to the Reorganization reflects changes in expenses of Equity Income as if the Reorganization was consummated on September 1, 2008. Although it is anticipated that there will be an elimination of certain duplicative expenses because of the Reorganization, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5 — Federal Income Taxes:
Each of the SM&R Funds and the Equity Income has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). If the Reorganization is consummated, unless it determines such qualification is no longer in the best interest of shareholders, Equity Income will seek to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, Aurora will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Equity Income will succeed to the capital loss carryforwards of the SM&R Funds, which will be subject to the limitations described below. SM&R Funds have capital loss carryforwards that, in the absence of the Reorganization, would generally be available to offset their capital gains. As a result of the Reorganization, however, SM&R Funds will undergo an “ownership change” for tax purposes, and accordingly, Equity Income’s  use of SM&R Funds’ capital loss carryforwards will be limited by the operation of the tax loss limitation rules of the Code. The Code generally limits the amount of pre-ownership change losses that may be used to offset post-ownership change gains to a specific annual loss limitation amount (generally the product of the net asset value of SM&R Funds’ immediately prior to the ownership change and a rate established by the IRS for the month of the Closing Date (for example, such rate is 4.03% for March, 2010)). Subject to certain limitations, any unused portion of these losses may be available in subsequent years, subject to the overall eight-year capital loss carryforward limit, as measured from the date of recognition. In addition, for five years after the Closing Date of the Reorganization, the Combined Fund generally will not be allowed to offset realized gains attributable to certain pre-Reorganization built-in gains of one Fund, if any, with capital loss carryforwards attributable to the other Fund. However, unexpired pre-ownership change losses of the SM&R Funds could be used to offset realized built-in gains of SM&R Funds. As of August 31st, 2009, the Balanced Fund had capital loss carryforwards of $845,956 which expire in 2017, the Growth Fund had capital loss carryforwards of $5,196,609 which expire in 2017 and the Equity Income fund had capital loss carryforwards of $3,537,981 which expire in 2017.

SM&R Government Bond Fund and U.S. Government Securities Fund

SCHEDULE OF INVESTMENTS		August 31, 2009					August 31, 2009

			SM&R GOVERNMENT BOND FUND				US GOV'T SECURITIES FUND
			Interest/				Interest/
		Maturity	Stated	Face	Value	Maturity	Stated	Face	Value
CORPORATE BONDS		Date	Rate (%)	Amount		Date	Rate (%)	Amount

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --	1.56%
MBNA Master Credit Card Trust		02/15/12	7.000	$500,000	$501,184

TOTAL FINANCIALS --			1.55%		501,184
MATERIALS --
METALS & MINING --	3.07%
Carpenter Technology Corp.		05/15/13	6.625	1,000,000	990,477

TOTAL MATERIALS --			3.07%		990,477

TOTAL CORPORATE BONDS --			4.63%
			(Cost $1,505,021)		1,491,661

U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES --	23.55%
Federal Home Loan Mortgage Corp.		11/15/13	4.875	1,000,000	1,098,942
Federal National Mortgage Assoc.		12/15/10	4.750	1,900,000	2,002,361
Federal National Mortgage Assoc.		02/01/11	6.250	1,850,000	1,961,228
Federal National Mortgage Assoc.		03/15/11	5.500	1,300,000	1,393,687
Federal National Mortgage Assoc. (b)		02/15/10	3.875	1,100,000	1,117,654
Private Export Funding Corp. (b)		01/15/10	7.200	15,000	15,381
					7,589,253
Government National Mortgage Association						23.55%
Ginnie Mae						04/15/14	6.000	54,405	58,470
Ginnie Mae						04/15/14	6.000	85,349	91,726
Ginnie Mae						04/15/16	6.000	59,484	63,929
Ginnie Mae						04/15/16	6.500	106,121	113,757
Ginnie Mae						05/15/16	6.000	92,782	99,715
Ginnie Mae						09/15/18	10.000	8,503	9,540
Ginnie Mae						10/15/18	9.000	25,480	28,426
Ginnie Mae						07/15/20	5.000	1,094,390	1,158,548
Ginnie Mae						01/15/25	5.500	305,607	326,697
Ginnie Mae						01/15/26	6.000	485,345	516,386
Ginnie Mae						04/15/36	5.500	2,668,265	2,797,822
Ginnie Mae						03/15/38	5.000	2,651,952	2,735,966
Ginnie Mae						06/15/38	6.000	1,817,414	1,919,679
									9,920,661

U S GOVERNMENT SECURITIES --	44.84%
U S Treasury Bond		05/15/16	7.250	800,000	1,009,750	05/15/16	7.250	3,000,000	3,787,032
U S Treasury Bond		05/15/17	8.750	2,375,000	3,265,995
U S Treasury Note		08/31/11	4.625	1,500,000	1,607,812
U S Treasury Note		10/31/11	4.625	2,500,000	2,688,867
U S Treasury Note		11/15/12	4.000	2,000,000	2,153,282
U S Treasury Note		05/15/14	4.750	1,319,000	1,465,636
U S Treasury Note		02/15/15	4.000	600,000	643,547
U S Treasury Note		05/15/15	4.125	1,500,000	1,617,774
U S Treasury Note						02/28/13	2.750	300,000	310,875
U S Treasury Note						10/31/13	2.750	2,500,000	2,571,290
U S Treasury Note						11/15/18	3.750	2,900,000	2,978,620
U S Treasury Note						05/15/38	4.500	2,300,000	2,423,987
U S Treasury Note						08/15/39	4.500	6,900,000	7,277,348
					14,452,663				19,349,152
TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --			68.39%				68.39%
			(Cost $20,645,653)		22,041,916		(Cost $28,899,408)		29,269,813
COMMERCIAL PAPER

FINANCIALS --
CAPITAL MARKETS --	3.26%
General Re Corp.		09/09/09	0.190	1,050,000	1,049,956

TOTAL FINANCIALS --			3.26%		1,049,956
INDUSTRIALS --
ELECTRICAL EQUIPMENT --	4.11%
Sharp Electronics Corp.		9/3/2009	0.250	1,325,000	1,324,982

TOTAL INDUSTRIALS --			4.11%		1,324,982
UTILITIES --
ELECTRIC UTILITIES --	4.88%
General Electric Co.		9/21/2009	0.210	1,575,000	1,574,816

TOTAL UTILITIES --			4.88%		1,574,816

TOTAL COMMERCIAL PAPER --			12.25%
			(Cost $3,949,754)		3,949,754
US GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

US GOVERNMENT AGENCY SECURITIES --	13.58%
Federal Home Loan Bank		09/01/09	0.150	1,096,000	1,096,000
Federal Home Loan Bank		09/16/09	0.145	2,082,000	2,081,874
Federal Home Loan Bank		09/23/09	0.140	1,200,000	1,199,897
					4,377,771
TOTAL US GOVERNMENT SHORT TERM OBLIGATIONS --			13.58%
			(Cost $4,377,771)		4,377,771
				Shares
MONEY MARKET FUND
SM&R Money Market Fund, 0.00% (a)				92,741	$92,741

TOTAL MONEY MARKET FUND --			0.29%
			(Cost $92,741)		92,741

TOTAL INVESTMENTS --			99.14%			TOTAL INVESTMENTS --	99.10%
			(Cost $30,570,940)		31,953,843	(Cost $28,899,408) (c )			29,269,813

CASH AND OTHER ASSETS, LESS LIABILITIES --			0.86%		272,170	CASH AND OTHER ASSETS, LESS LIABILITIES --	0.90%		265,760

NET ASSETS --			100.00%		$32,226,013	NET ASSETS --	100.00%		$29,535,573

Notes to Schedule of Investments:						(c) Aggregate cost for federal income tax purposes is $59,470,348.
(a) The rate quoted is the annualized seven-day yield of the fund at August 31, 2009. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Government Bond Fund are affiliated by having the same investment adviser.
						At August 31, 2009, unrealized appreciation (depreciation) of securities for federal incomtax purposes is as follows:
(b) Long Term obligations that will mature in less than one year.

							Unrealized Appreciation		907,890
							Unrealized Depreciation		(537,485)
							Net unrealized appreciation		$370,405

SCHEDULE OF INVESTMENTS		August 31, 2009

		COMBINED US GOV'T SECURITIES FUND
			Interest/
		Maturity	Stated	Face	Value
CORPORATE BONDS		Date	Rate (%)	Amount

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --	0.81%
MBNA Master Credit Card Trust		02/15/12	7.000	$500,000	$501,184

TOTAL FINANCIALS --			0.81%		501,184
MATERIALS --
METALS & MINING --	1.60%
Carpenter Technology Corp.		05/15/13	6.625	1,000,000	990,477

TOTAL MATERIALS --			1.60%		990,477

TOTAL CORPORATE BONDS --			2.42%
			(Cost $1,505,021)		1,491,661

U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES --	12.29%
Federal Home Loan Mortgage Corp.		11/15/13	4.875	1,000,000	1,098,942
Federal National Mortgage Assoc.		12/15/10	4.750	1,900,000	2,002,361
Federal National Mortgage Assoc.		02/01/11	6.250	1,850,000	1,961,228
Federal National Mortgage Assoc.		03/15/11	5.500	1,300,000	1,393,687
Federal National Mortgage Assoc. (b)		02/15/10	3.875	1,100,000	1,117,654
Private Export Funding Corp. (b)		01/15/10	7.200	15,000	15,381
					7,589,253
Government National Mortgage Association
Ginnie Mae	16.06%
Ginnie Mae		04/15/14	6.000	54,405	58,470
Ginnie Mae		04/15/14	6.000	85,349	91,726
Ginnie Mae		04/15/16	6.000	59,484	63,929
Ginnie Mae		04/15/16	6.500	106,121	113,757
Ginnie Mae		05/15/16	6.000	92,782	99,715
Ginnie Mae		09/15/18	10.000	8,503	9,540
Ginnie Mae		10/15/18	9.000	25,480	28,426
Ginnie Mae		07/15/20	5.000	1,094,390	1,158,548
Ginnie Mae		01/15/25	5.500	305,607	326,697
Ginnie Mae		01/15/26	6.000	485,345	516,386
Ginnie Mae		04/15/36	5.500	2,668,265	2,797,822
Ginnie Mae		03/15/38	5.000	2,651,952	2,735,966
		06/15/38	6.000	1,817,414	1,919,679
					9,920,661
U S GOVERNMENT SECURITIES --	54.73%
U S Treasury Bond		05/15/16	7.250	3,800,000	4,796,782
U S Treasury Bond		05/15/17	8.750	2,375,000	3,265,995
U S Treasury Note		08/31/11	4.625	1,500,000	1,607,812
U S Treasury Note		10/31/11	4.625	2,500,000	2,688,867
U S Treasury Note		11/15/12	4.000	2,000,000	2,153,282
U S Treasury Note		05/15/14	4.750	1,319,000	1,465,636
U S Treasury Note		02/15/15	4.000	600,000	643,547
U S Treasury Note		05/15/15	4.125	1,500,000	1,617,774
U S Treasury Note		02/28/13	2.750	300,000	310,875
U S Treasury Note		10/31/13	2.750	2,500,000	2,571,290
U S Treasury Note		11/15/18	3.750	2,900,000	2,978,620
U S Treasury Note		05/15/38	4.500	2,300,000	2,423,987
U S Treasury Note		08/15/39	4.500	6,900,000	7,277,348
					33,801,815
TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --			83.08%
			(Cost $49,454,061)		51,311,729
COMMERCIAL PAPER

FINANCIALS --
CAPITAL MARKETS --	1.70%
General Re Corp.		09/09/09	0.190	1,050,000	1,049,956

TOTAL FINANCIALS --			3.26%		1,049,956
INDUSTRIALS --
ELECTRICAL EQUIPMENT --	2.15%
Sharp Electronics Corp.		9/3/2009	0.250	1,325,000	1,324,982

TOTAL INDUSTRIALS --			2.15%		1,324,982
UTILITIES --
ELECTRIC UTILITIES --	2.55%
General Electric Co.		9/21/2009	0.210	1,575,000	1,574,816

TOTAL UTILITIES --			2.55%		1,574,816

TOTAL COMMERCIAL PAPER --			6.40%
			(Cost $3,949,754)		3,949,754
US GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

US GOVERNMENT AGENCY SECURITIES --	13.58%
Federal Home Loan Bank		09/01/09	0.150	1,096,000	1,096,000
Federal Home Loan Bank		09/16/09	0.145	2,082,000	2,081,874
Federal Home Loan Bank		09/23/09	0.140	1,200,000	1,199,897
					4,377,771
TOTAL US GOVERNMENT SHORT TERM OBLIGATIONS --			7.09%
			(Cost $4,377,771)		4,377,771
				Shares
MONEY MARKET FUND
SM&R Money Market Fund, 0.00% (a)				92,741	$92,741

TOTAL MONEY MARKET FUND --			0.15%
			(Cost $92,741)		92,741

TOTAL INVESTMENTS --			99.13%
			(Cost $59,470,348)		61,223,656

CASH AND OTHER ASSETS, LESS LIABILITIES --			0.87%		537,930

NET ASSETS --			100.00%		$61,761,586

STATEMENT OF ASSETS AND LIABILITIES	August 31, 2009

ASSETS	SM&R GOVERNMENT BOND FUND	CIT U.S. GOV'T SECURITIES FUN	Pro Forma Adjustment	Pro Forma Combined
Investments in unaffiliated securities, at cost	$30,478,199	$28,899,408		$59,377,607
Investment in affiliated money market fund at cost	92,741	-		92,741
Total investments at cost	30,570,940	28,899,408		59,470,348

Investments in unaffiliated securities, at value	$31,861,102	$29,269,813		$61,130,915
Investment in affiliated money market fund at value	92,741	-		92,741
Total investments at value	31,953,843	29,269,813		61,223,656

Prepaid expenses	33,025			33,025
Receivable for:
Capital stock sold	4,626	38,543		43,169
Interest	278,475	206,917		485,392
Expense reimbursement	12,447			12,447
Cash		97,889		97,889
Other assets	2,958			2,958
TOTAL ASSETS	32,285,374	29,613,162		61,898,536
LIABILITIES
Payable for fund shares repurchased		49,661		49,661
Distribution payable	289	5,908		6,197
Payable to investment adviser for fund expenses	22,202	8,249		30,451
Accrued:
Shareholder service fee - K shares		1,475		1,475
Investment advisory fees	13,633	8,832		22,465
Administrative service fees	6,816	2,041		8,857
Distribution fees	1,407	1,423		2,830
Other liabilities	10,246		4,768	15,014
TOTAL LIABILITIES	54,593	77,589	4,768	136,950
NET ASSETS	$32,230,781	$29,535,573	$(4,768)	$61,761,586

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)	31,297,747	29,955,646		61,253,393
Accumulated net investment income (loss)	(130)	34,243	(4,768)	29,345
Accumulated net realized loss on investments	(449,739)	(824,721)		(1,274,460)
Net unrealized appreciation of investments	1,382,903	370,405		1,753,308
NET ASSETS	$32,230,781	$29,535,573	$(4,768)	$61,761,586

NET ASSETS:
Direct Shares		22,110,768	30,668,510	52,779,278
Class K		7,424,805	(573)	7,424,232
Class A	1,252,096		(97)	1,251,999
Class B	306,100		(24)	306,076
Class T	30,672,585		(30,672,585)	-
TOTAL NET ASSETS	$32,230,781	$29,535,573		$61,761,586

CAPITAL STOCK
Direct Shares (no par value):
Authorized		unlimited		unlimited
Outstanding		2,129,484	2,953,679	5,083,163
Class K (no par value):
Authorized		unlimited		unlimited
Outstanding		711,546		711,546
Class A ($.01 par value per share):
Authorized	100,001,150			unlimited
Outstanding	115,069			120,617
Class B ($.01 par value per share):
Authorized	100,000,000			29,487
Outstanding	28,180
Class T ($.01 par value per share):
Authorized	23,000,000
Outstanding	2,856,858		-2,856,858	0
Direct Shares:
Net asset value and offering price per share				$10.38
Class K:
Net asset value and offering price per share				$10.43
Class A:
Net asset value and redemption price per share	$10.88			$10.38
Offering price per share:
(Net assets value of $10.88 / 95.25%)	$11.42			$10.38
Class B:
Net asset value and offering price per share	$10.86			$10.38
Class T:
Net asset value and redemption price per share	$10.74			N/A
Offering price per share:
(Net assets value of $10.74 / 95.5%)	$11.25			N/A

STATEMENT OF OPERATIONS	Year Ended August 31, 2009

	SM&R GOVERNMENT BOND FUND	CIT U.S. GOV'T SECURITIES FUN	Pro Forma Adjustment	Pro Forma Combined
INVESTMENT INCOME
Interest	$1,092,818	$1,254,055		$2,346,873
Interest from affiliated money market fund	960	30		990
TOTAL INVESTMENT INCOME	1,093,778	1,254,085		2,347,863
EXPENSES
Investment advisory fees	161,767	149,378	(2,337)	308,808
Administrative & Transfer Agent	80,884	24,902	(51,035)	54,751
Professional fees	12,812		16,617	29,429
Custody and transaction fees	6,451	3,584	(3,612)	6,423
Directors' fees and expenses	9,973	3,596	(10,319)	3,250
Compliance & Legal	7,029	17,212	4,211	28,452
Qualification fees
Class A	4,150			4,150
Class B	3,302			3,302
Class T	10,230		(10,230)	-
Direct Shares			7,312	7,312
Shareholder reporting expenses
Class A	126		2,616	2,742
Class B	47		2,695	2,742
Class T	3,210		(3,210)	-
Direct Shares			2,742	2,742
Distribution fees
Class A	3,014			3,014
Class B	3,323			3,323
Insurance expenses	12,144	1,024		13,168
Other expenses	102			102
TOTAL EXPENSES	318,564	199,696	(44,551)	473,709
LESS EXPENSES REIMBURSED	(80,010)	(37,562)	2,337	(115,235)
NET EXPENSES	238,554	162,134	(42,214)	358,474
INVESTMENT INCOME - NET	855,224	1,091,951	42,214	1,989,389
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions		(293,004)		(293,004)
Change in unrealized appreciation of investments	661,930	(23,581)		638,349
NET GAIN ON INVESTMENTS	661,930	(316,585)		345,345
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,517,154	$775,366	$42,214	$2,334,734

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF SM&R GOVERNMENT BOND FUND INTO CALIFORNIA INVESTMENT TRUST’S U.S. GOVERNMENT BOND FUND AS OF AUGUST 31, 2009 (UNAUDITED)

NOTE 1 — Basis of Combination:
The Board of Trustees of SM&R Investments, Inc. (the “Trust”) on behalf of its portfolio, SM&R Government Bond Fund (“Bond Fund”), at a meeting held on February 18, 2010 approved the Bond Fund entering into an Agreement and Plan of Reorganization (the “Plan”) pursuant to which, Bond Fund will transfer all of its assets, subject to its liabilities, to California Investment Trust’s U.S. Government Bond Fund (“Government Fund”), in exchange for a number of shares of Government Fund equal in value to the net assets of Bond Fund (the “Reorganization”). If the Reorganization is consummated, shares of Government Fund then will be distributed to Bond Fund’s shareholders on a prorata basis in liquidation of Bond Fund. The Reorganization will be accounted for as a tax-free merger of investment companies. The unaudited pro forma condensed combined schedule of investments and condensed combined statement of assets and liabilities reflect the financial position of the Funds at August 31, 2009 as if the Reorganization had occurred on that date. The unaudited pro forma condensed combined statement of operations reflects the results of operations of the Funds for the twelve months ended August 31, 2009 as if the Reorganization had occurred on September 1, 2008. These statements have been derived from the books and records of the Funds utilized in calculating daily net asset value at the dates indicated above in conformity with the accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. As of August 31, 2009, all the securities held by Bond Fund comply with the compliance guidelines and/or investment restrictions of Government Fund. The historical cost of investment securities will be carried forward to the surviving entity. The Bond Fund’s fiscal year end is August 31.

The accompanying pro forma condensed combined financial statements should be read in conjunction with the historical financial statements of the Funds included or incorporated by reference in their respective Statements of Additional Information. Such pro forma condensed combined financial statements are presented for information purposes only and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 31, 2009 or September 1, 2008, as applicable. Following the Reorganization, Government Fund will be the surviving fund. Costs with respect to the Reorganization will be borne by CCM Partners, LP and its affiliates, with the exception of certain legal fees of counsel to the board relating to certain advice provided to the board of California Investment Trust, including for the creation of new share classes, currently estimated at $40,000.

NOTE 2 — Bond Fund and Government Fund Valuation:
Portfolio securities of the Government Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities of the Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available bid price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics.

U.S. Treasury Bills and Short-term securities with remaining maturities less than 60 days will be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be Fair Value Assets and be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

NOTE 3 — Capital Shares:
The pro forma net asset value per share assumes the issuance of shares of Government Fund that would have been issued at August 31, 2009 in connection with the proposed Reorganization. The number of shares of each class assumed to be issued is equal to the net asset value of the shares of Bond Fund of that class, as of August 31, 2009, divided by the net asset value per share of the corresponding class of shares of Government Fund as of August 31, 2009. The pro forma number of shares outstanding, by class, for Government Fund consists of the following at August 31, 2009.

Class of Shares	Shares of Government Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post-Combination
Direct Shares	2,129,484	2,953,679	(a)	5,083,163
Class A	0	120,617		120,617
Class B	0	29,487		29,487
Class K	711,546	0		711,546

(a) Class T shares are being merged into the Direct Shares.
NOTE 4 — Pro Forma Operating Expenses:
The pro forma condensed combined statement of operations for the twelve month period ended August 31, 2009, as adjusted, giving effect to the Reorganization reflects changes in expenses of Government Fund as if the Reorganization was consummated on September 1, 2008. Although it is anticipated that there will be an elimination of certain duplicative expenses because of the Reorganization, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5 — Federal Income Taxes:
Each of Bond Fund and Government Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). If the Reorganization is consummated, unless it determines such qualification is no longer in the best interest of shareholders, Government Fund will seek to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, Bond Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Government Fund will succeed to the capital loss carryforwards of Bond Fund, which will be subject to the limitations described below. Bond Fund has capital loss carryforwards that, in the absence of the Reorganization, would generally be available to offset its capital gains. As a result of the Reorganization, however, Bond Fund will undergo an “ownership change” for tax purposes and accordingly, Government Fund’s use of Bond Fund’s capital loss carryforwards will be limited by the operation of the tax loss limitation rules of the Code. The Code generally limits the amount of pre-ownership change losses that may be used to offset post-ownership change gains to a specific annual loss limitation amount (generally the product of the net asset value of Bond Fund immediately prior to the ownership change and a rate established by the IRS for the month of the Closing Date (for example, such rate is 4.03% for March, 2010)). Subject to certain limitations, any unused portion of these losses may be available in subsequent years, subject to the overall eight-year capital loss carryforward limit, as measured from the date of recognition. In addition, for five years after the Closing Date of the Reorganization, the Combined Fund generally will not be allowed to offset realized gains attributable to certain pre-Reorganization built-in gains of one Fund, if any, with capital loss carryforwards attributable to the other Fund. However, unexpired pre-ownership change losses of Bond Fund could be used to offset realized built-in gains of Bond Fund.  As of August 31st, 2009, the Government Fund had capital loss carryforwards of $167,397 which expire in 2014, and $282,342 which expire in 2015.

SM&R Money Market Fund and The United States Treasury Trust

SCHEDULE OF INVESTMENTS			August 31, 2009					August 31,2009
	SM&R MONEY MARKET FUND					CIT U.S. TREASURY TRUST FUND

			Interest/					Interest/
		Maturity	Stated	Face	Value		Maturity	Stated	Face	Value
COMMERCIAL PAPER		Date	Rate (%)	Amount			Date	Rate (%)	Amount

FINANCIALS --
CAPITAL MARKETS --	3.07%
General Re Corp.		09/09/09	0.190	$1,246,000	$1,245,947

CONSUMER FINANCE --	8.87%
American Honda Finance Corp.		09/29/09	0.200	1,744,000	1,743,729
UBS Finance Delaware LLC		09/25/09	0.260	1,855,000	1,854,678
					3,598,407
DIVERSIFIED FINANCIAL SERVICES --	4.93%					13.98%
JP Morgan Chase & Co.		09/17/09	0.150	2,000,000	1,999,867
Citibank (backed by full faith and credity of US Gov't)							09/08/09		4,000,000	3,999,829

TOTAL FINANCIALS --				16.87%	6,844,221	TOTAL FINANCIALS --			13.98%	3,999,829
HEALTH CARE --
HEALTH CARE EQUIPMENT & SUPPLIES --	4.88%
Becton, Dickinson & Co.		09/02/09	0.170	1,978,000	1,977,991

TOTAL HEALTH CARE --				4.88%	1,977,991
INDUSTRIALS --
INDUSTRIAL COMGLOMERATES --	2.46%
General Electric Co.		09/21/09	0.240	1,000,000	999,867

TOTAL INDUSTRIALS --				2.47%	999,867
MATERIALS --	2.48%
CHEMICALS --
Praxair, Inc.		09/01/09	0.180	1,004,000	1,004,000

TOTAL MATERIALS --				2.48%	1,004,000
UTILITIES --	9.43%
ELECTRIC UTILITIES --
Florida Power & Light Co.		09/14/09	0.150	1,969,000	1,968,893
NSTAR		09/10/09	0.140	1,858,000	1,857,935
TOTAL UTILITIES --					3,826,828

TOTAL COMMERCIAL PAPER --				36.12%
			(Cost $14,652,907)		14,652,907	TOTAL Commercial Paper (cost $3999,829)				3,999,829
U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --	64.18%
Federal Home Loan Bank		09/04/09	0.170	1,011,000	1,010,986
Federal Home Loan Bank		09/08/09	0.080	7,924,000	7,923,877
Federal Home Loan Bank		09/11/09	0.140	3,097,000	3,096,879
Federal Home Loan Bank		09/15/09	0.060	4,700,000	4,699,890
Federal Home Loan Bank		09/16/09	0.140	3,000,000	2,999,825
Federal Home Loan Bank		09/23/09	0.138	2,270,000	2,269,809
Federal Home Loan Bank		09/30/09	0.160	1,972,000	1,971,746
Federal National Mortgage Association		10/01/09	0.160	2,059,000	2,058,725
					26,031,737

TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --				64.18%
			(Cost $26,031,737)		26,031,737
U S GOVERNMENT TREASURY BILLS
SHORT-TERM OBLIGATIONS

U S GOVERNMENT TREASURY BILLS						85.98%
United States T-Bill							09/17/09	0.076	4,800,000	4,799,713
United States T-Bill							10/01/09	0.096	8,200,000	8,198,826
United States T-Bill							11/12/09	0.127	4,400,000	4,398,502
United States T-Bill							12/17/09	0.152	7,200,000	7,195,313
										24,592,354

						TOTAL U S TREASURY BILLS SHORT-TERM OBLIGATIONS --			85.98%
								(Cost $24,592,354)		24,592,354

TOTAL INVESTMENTS --				100.30%		TOTAL INVESTMENTS --			99.96%
			(Cost $40,684,644)		40,684,644			(Cost $28,592,183)		28,592,183

LIABILITIES IN EXCESS OF OTHER ASSETS --				(0.30)%	(131,751)	OTHER NET ASSETS --			0.04%	11,405

TOTAL NET ASSETS --				100.00%	$40,552,893	TOTAL NET ASSETS --			100.00%	$28,603,588

See notes to financial statements.

	August 31, 2009
Combined U.S. Treasury Trust

		Interest/
	Maturity	Stated	Face	Value
	Date	Rate (%)	Amount

1.80%
	09/09/09	0.190	$1,246,000	$1,245,947

5.20%
	09/29/09	0.200	1,744,000	1,743,729
	09/25/09	0.260	1,855,000	1,854,678
				3,598,407
8.68%
	09/17/09	0.150	2,000,000	1,999,867
	09/08/09		4,000,000	3,999,829
				5,999,696

TOTAL FINANCIALS --			15.68%	10,844,050

2.86%
	09/02/09	0.170	1,978,000	1,977,991

TOTAL HEALTH CARE --			2.86%	1,977,991

1.45%
	09/21/09	0.240	1,000,000	999,867

TOTAL INDUSTRIALS --			1.45%	999,867
1.45%

	09/01/09	0.180	1,004,000	1,004,000

		TOTAL MATERIALS --	1.45%	1,004,000
5.53%

	09/14/09	0.150	1,969,000	1,968,893
	09/10/09	0.140	1,858,000	1,857,935
TOTAL UTILITIES --				3,826,828

TOTAL COMMERCIAL PAPER --			26.97%
		(Cost $18,652,736)		18,652,736

37.64%
	09/04/09	0.170	1,011,000	1,010,986
	09/08/09	0.080	7,924,000	7,923,877
	09/11/09	0.140	3,097,000	3,096,879
	09/15/09	0.060	4,700,000	4,699,890
	09/16/09	0.140	3,000,000	2,999,825
	09/23/09	0.138	2,270,000	2,269,809
	09/30/09	0.160	1,972,000	1,971,746
	10/01/09	0.160	2,059,000	2,058,725
				26,031,737

TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --			37.64%
		(Cost $26,031,737)		26,031,737

35.56%
	09/17/09	0.076	4,800,000	4,799,713
	10/01/09	0.096	8,200,000	8,198,826
	11/12/09	0.127	4,400,000	4,398,502
	12/17/09	0.152	7,200,000	7,195,313
				24,592,354

TOTAL U S TREASURY BILLS SHORT-TERM OBLIGATIONS --			35.56%
		(Cost $24,592,354)		24,592,354

		TOTAL INVESTMENTS --	100.17%
			(Cost $69,276,827)	69,276,827

LIABILITIES IN EXCESS OF OTHER ASSETS --			(0.17)%	(120,346)

TOTAL NET ASSETS --			100.00%	$69,156,481

STATEMENT OF ASSETS AND LIABILITIES	August 31, 2009

	SM&R MONEY MARKET FUND	The United States Treasury Trust	Pro Forma Adjustment	Pro Forma Combined
ASSETS
Investments in unaffiliated securities, at cost and value	$40,684,644	$28,592,183		$69,276,827

Cash and cash equivalents	152	33,301		33,453
Prepaid expenses	23,947			23,947
Receivable for:
Capital stock sold	23,325	51,177		74,502
Expense reimbursement	16,924			16,924
Other Assets	1,179			1,179
TOTAL ASSETS	40,750,171	28,676,661		69,426,832
LIABILITIES
Capital stock reacquired	124,100	59,010		183,110
Distribution payable
Payable to investment adviser for fund expenses	25,014	1,733		26,747
Accrued:
Investment advisory fees	7,911			7,911
Administrative service fees	7,911	2,060		9,971
12b-1 fee - K Shares		649		649
Shareholder service fee - K shares		678		678
Other Expenses		8,943		8,943
Other liabilities	24,246		8,096	32,342
TOTAL LIABILITIES	189,182	73,073	8,096	270,351
NET ASSETS	$40,560,989	$28,603,588	$(8,096)	$69,156,481
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)	40,560,989	28,575,797		69,136,786
Undistributed net investment income		105		105
Accumulated net realized gains		27,686		27,686
NET ASSETS	$40,560,989	$28,603,588		$69,164,577
NET ASSETS
Direct Shares	$40,560,989	$25,301,435		$65,862,424
K Shares		$3,302,153		$3,302,153

SHARES OUTSTANDING
Direct Shares	40,560,989	25,275,267		65,836,256
K Shares		3,300,451		3,300,451

NET ASSET VALUE (all share classes)	$1.00	$1.00		$1.00
SHARES AUTHORIZED	3,800,000,000	unlimited (all classes)		unlimited

STATEMENT OF OPERATIONS	Year Ended August 31, 2009

	SM&R MONEY MARKET FUND	The United States Treasury Trust	Pro Forma Adjustment	Pro Forma Combined
INVESTMENT INCOME
Interest	$691,083	$159,141		$850,224
TOTAL INVESTMENT INCOME	691,083	159,141		850,224
EXPENSES
Investment advisory fees	214,765	178,791	(71,588)	321,968
Administrative service fees	213,695	58,016	(144,778)	126,933
Professional fees	30,163	25,550	2,886	58,599
Custody and transaction fees	16,899	2,840	(6,814)	12,925
Directors' fees and expenses	9,969	3,585	(10,304)	3,250
Compliance expenses	16,974	21,570	21,124	59,668
Qualification fees	1,853	6,852	2	8,707
Shareholder reporting expenses	4,267	3,254	(670)	6,851
Insurance expenses	33,049	12,279	(44,088)	1,240
12b-1 fees - K Shares		7,823		7,823
Shareholder service fee - K shares		7,823		7,823
Other expenses	237		8,096	8,333
TOTAL EXPENSES	541,871	328,383	(246,134)	624,120
LESS EXPENSES REIMBURSED	(276,898)	(221,823)	71,588	(427,133)
NET EXPENSES	264,973	106,560	(174,546)	196,987
INVESTMENT INCOME - NET	$426,110	$52,581	$174,546	$653,237

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF SM&R MONEY MARKET FUND INTO CALIFORNIA INVESTMENT TRUST’S U.S. TREASURY TRUST FUND AS OF AUGUST 31, 2009 (UNAUDITED)

NOTE 1 — Basis of Combination:
The Board of Trustees of SM&R Investments, Inc. (the “Trust”) on behalf of its portfolio, SM&R Money Market Fund (“Money Market”), at a meeting held on February 18, 2010 approved the Money Market entering into an Agreement and Plan of Reorganization (the “Plan”) pursuant to which, Money Market will transfer all of its assets, subject to its liabilities, to California Investment Trust’s U.S. Treasury Trust (“Treasury Trust”), in exchange for a number of shares of Treasury Trust equal in value to the net assets of Money Market (the “Reorganization”). If the Reorganization is consummated, shares of Treasury Trust then will be distributed to Money Market’s shareholders on a prorata basis in liquidation of Money Market. The Reorganization will be accounted for as a tax-free merger of investment companies. The unaudited pro forma condensed combined schedule of investments and condensed combined statement of assets and liabilities reflect the financial position of the Funds at August 31, 2009 as if the Reorganization had occurred on that date. The unaudited pro forma condensed combined statement of operations reflects the results of operations of the Funds for the twelve months ended August 31, 2009 as if the Reorganization had occurred on September 1, 2008. These statements have been derived from the books and records of the Funds utilized in calculating daily net asset value at the dates indicated above in conformity with the accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. As of August 31, 2009, all the securities held by Money Market comply with the compliance guidelines and/or investment restrictions of Treasury Trust. The historical cost of investment securities will be carried forward to the surviving entity. The Money Market’s fiscal year end is August 31. The accompanying pro forma condensed combined financial statements should be read in conjunction with the historical financial statements of the Funds included or incorporated by reference in their respective Statements of Additional Information. Such pro forma condensed combined financial statements are presented for information purposes only and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 31, 2009 or September 1, 2008, as applicable. Following the Reorganization, Treasury Trust will be the surviving fund. Costs with respect to the Reorganization will be borne by CCM Partners, LP and its affiliates, with the exception of certain legal fees of counsel to the board relating to certain advice provided to the board of California Investment Trust, including for the creation of new share classes, currently estimated at $40,000.

NOTE 2 — Money Market and Treasury Trust Valuation:
Portfolio securities of the Treasury Trust are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities of the Money Market are valued by an independent pricing service that uses market quotations representing the latest available bid price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics.

U.S. Treasury Bills and Short-term securities with remaining maturities less than 60 days will be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be Fair Value Assets and be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

NOTE 3 — Capital Shares:
The pro forma net asset value per share assumes the issuance of shares of Treasury Trust that would have been issued at August 31, 2009 in connection with the proposed Reorganization. The number of shares of each class assumed to be issued is equal to the net asset value of the shares of Money Market of that class, as of August 31, 2009, divided by the net asset value per share of the corresponding class of shares of Treasury Trust as of August 31, 2009. The pro forma number of shares outstanding, by class, for Treasury Trust consists of the following at August 31, 2009.

Class of Shares	Shares of Treasury Trust Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
Direct Shares	25,275,267	40,560,989	65,836,256
Class K	0	0	3,300,451

(a) No Class K shares outstanding

NOTE 4 — Pro Forma Operating Expenses:
The pro forma condensed combined statement of operations for the twelve month period ended August 31, 2009, as adjusted, giving effect to the Reorganization reflects changes in expenses of Treasury Trust as if the Reorganization was consummated on September 1, 2008. Although it is anticipated that there will be an elimination of certain duplicative expenses because of the Reorganization, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5 — Federal Income Taxes:
Each of Money Market and Treasury Trust has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). If the Reorganization is consummated, unless it determines such qualification is no longer in the best interest of shareholders, Treasury Trust will seek to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, Money Market will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Treasury Trust will succeed to the capital loss carryforwards of Money Market, which will be subject to the limitations described below. Money Market has capital loss carryforwards that, in the absence of the Reorganization, would generally be available to offset its capital gains. As a result of the Reorganization, however, Money Market will undergo an “ownership change” for tax purposes and accordingly, Treasury Trust’s use of Money Market’s capital loss carryforwards will be limited by the operation of the tax loss limitation rules of the Code. The Code generally limits the amount of pre-ownership change losses that may be used to offset post-ownership change gains to a specific annual loss limitation amount (generally the product of the net asset value of Money Market immediately prior to the ownership change and a rate established by the IRS for the month of the Closing Date (for example, such rate is 4.03% for March, 2010)). Subject to certain limitations, any unused portion of these losses may be available in subsequent years, subject to the overall eight-year capital loss carryforward limit, as measured from the date of recognition. In addition, for five years after the Closing Date of the Reorganization, the Combined Fund generally will not be allowed to offset realized gains attributable to certain pre-Reorganization built-in gains of one Fund, if any, with capital loss carryforwards attributable to the other Fund. However, unexpired pre-ownership change losses of Money Market could be used to offset realized built-in gains of Money Market.

PART C
OTHER INFORMATION

Item 15.  Indemnification
Article VII of the Registrant's Declaration of Trust provides that a trustee or officer of the Trust who is or was serving at the request of the Trust as a trustee or officer shall not be liable to the Trust or to any Shareholder in his capacity as a trustee or officer except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such trustee or officer. A trustee also shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, and to the fullest extent that limitations on the liability of trustees and officers are permitted by the Delaware Statutory Trust Act or other applicable law, a trustee or officer shall not be responsible or liable in any event for any act, omission, neglect or wrongdoing of any other agent of the Trust, and/or of any officer, employee, consultant, investment adviser, principal underwriter, administrator, fund accountant or accounting agent, custodian, transfer agent, dividend disbursing agent and/or shareholder servicing agent of the Trust.

Article VII also provides that the Trust shall indemnify, out of Trust property, to the fullest extent permitted under applicable law, any trustee or officer of the Trust who was or is a party or is threatened to be made a party to any legal proceeding by reason of the fact that such person is or was a trustee or officer of the Trust, against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if the person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful. Further, the termination of any proceeding by judgment, order or settlement does not of itself create a presumption that such person did not act in good faith or that such person had reasonable cause to believe that such person's conduct was unlawful. Notwithstanding the foregoing, the Trust is not permitted to indemnify trustees or officers against such person's willful misfeasance, bad faith, gross negligence or reckless disregard of their duties as an officer or trustee. The Declaration of Trust also provides that a trustee or officer may receive advancement of expenses in defending any proceeding or action involving such person's conduct as a trustee or officer of the Trust. The Declaration of Trust provides that any indemnification under Article VII shall be made by the Trust if authorized in the specific case on a determination that indemnification of the Trustee or officer is proper in the circumstances by a majority vote of independent trustees or by independent legal counsel in a written opinion.

Additionally, with respect to indemnification against liability incurred by Registrant's underwriter, reference is made to Section 13 of the Underwriting Agreement dated January 1, 2007 between Registrant and RFS Partners. With respect to indemnification against liability incurred by Registrant's investment adviser, reference is made to Section 11 of the Investment Advisory Agreement dated January 1, 2007 between the Registrant and CCM Partners.

Item 16.  Exhibits

1	(1)	Agreement and Declaration of Trust dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 34.

	(2)	Certificate of Trust dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 34.

2	By-Laws dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 35.

3	Not Applicable

4	(1)	Form of Plan of Reorganization for SM&R Growth Fund filed herewith.
	(2)	Form of Plan of Reorganization for SM&R Equity Income Fund filed herewith.
	(3)	Form of Plan of Reorganization for SM&R Balanced Fund filed herewith.
	(4)	Form of Plan of Reorganization for SM&R Government Bond Fund filed herewith.
	(5)	Form of Plan of Reorganization for SM&R Money Market Fund filed herewith.

5	Not Applicable
6	Investment Advisory Agreement dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 35.

7	Underwriting Agreement dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 34.

8	Not applicable.

9	Form of Custodian Agreement dated January 3, 2005 is incorporated by reference to Post-Effective Amendment No. 35.

	(1)	First Amendment to Custodian Agreement dated February 27, 2006 is incorporated by reference to Post-Effective Amendment No. 35.

	(2)	Second Amendment to Custodian Agreement dated October 31, 2006 is incorporated by reference to Post-Effective Amendment No. 35.

10
	(1)	Rule 12b-1 Plan dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 34.

	(2)	Rule 18f-3 Plan dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 34.

11	Form of Legal Opinion and Consent of Counsel as to legality of shares is filed herewith

12	Form of Opinion regarding tax consequences of Reorganizations (to be filed by amendment)

13	Other Material Contracts

	(1)	Administration Agreement dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 35.

	(2)	Amended and Restated Operating Expense Agreement dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 35.

	(3)	Fund Accounting and Services Agreement is incorporated by reference to Post- Effective Amendment No. 31 to the Registration Statement as filed on January 4, 2005.
(i) First Amendment to Fund Accounting and Services Agreement dated September 1, 2006 is incorporated by reference to Post-Effective Amendment No. 34.

	(4)	Transfer Agency and Service Agreement dated December 3, 2004 is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement as filed on January 4, 2005.

(i) First Amendment to Transfer Agency and Service Agreement dated September 1, 2006 is incorporated by reference to Post-Effective Amendment No. 34.

	(5)	Shareholder Servicing Plan dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 34.

14.1	Independent Auditor's Consent for SM&R Funds - filed herewith.

14.2	Independent Auditor's Consent for Caltrust Funds - filed herewith.

15	Not applicable.

16
	(1)	Conformed copy of Certification of Resolutions adopted by the Board of Trustees is filed herewith

	(2)	Power of Attorney dated March 5, 2010 is filed herewith

17
	(1)	Form of Proxy

	(2)	Form of Ballot for SM&R Growth Fund is filed herewith

	(3)	Form of Ballot for SM&R Equity Income Fund is filed herewith

	(4)	Form of Ballot for SM&R Balanced Fund is filed herewith

	(5)	Form of Ballot for SM&R Government Bond Fund is filed herewith

	(6)	Form of Ballot for SM&R Money Market Fund is filed herewith

Item 17.  Undertakings.

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, California Investment Trust, has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, the State of California, on March 25, 2010.

CALIFORNIA INVESTMENT TRUST
 (Registrant)

By /s/ Stephen C. Rogers
Stephen C. Rogers, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the date indicated:
/s/ Stephen C. Rogers		Principal Executive Officer,	March 25, 2010
Stephen C. Rogers		Secretary and Trustee

/s/ James W. Miller, Jr.*		Trustee	March 25, 2010
James W. Miller, Jr.

/s/ Kevin T. Kogler*		Trustee	March 25, 2010
Kevin T. Kogler

/s/ Stephen H. Sutro*		Trustee	March 25, 2010
Stephen H. Sutro

* By:	/s/ Stephen C. Rogers